UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Allspring Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: September 30

Registrant is making a filing for 12 of its series:

Allspring Diversified Capital Builder Fund, Allspring Diversified Income Builder Fund, Allspring Index Asset Allocation Fund, Allspring International Bond Fund, Allspring Income Plus Fund, Allspring Global Investment Grade Credit Fund, Allspring C&B Mid Cap Value Fund, Allspring Common Stock Fund, Allspring Discovery SMID Cap Growth Fund, Allspring Discovery Mid Cap Growth Fund, Allspring Opportunity Fund and Allspring Special Mid Cap Value Fund.

Date of reporting period: March 31, 2022

ITEM 1. REPORT TO STOCKHOLDERS

Semi-Annual Report
March 31, 2022
Allspring
C&B Mid Cap Value Fund

The views expressed and any forward-looking statements are as of March 31, 2022, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring C&B Mid Cap Value Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for Allspring C&B Mid Cap Value Fund for the six-month period that ended March 31, 2022.  Global stocks and bonds broadly declined during a challenging period. Despite progress on a global economic recovery from COVID-19, persistently high inflation, concerns regarding anticipated tightening of central bank monetary policy, and turmoil caused by the Russian invasion of Ukraine all led to a retreat from financial market gains made earlier in 2021. Among major indexes, the U.S. large-cap-dominated S&P 500 Index was an exception in escaping a half-year loss.
For the six-month period, U.S. stocks, based on the S&P 500 Index,1 gained 5.92%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned -3.72%, while the MSCI EM Index (Net) (USD),3 trailed both developed market benchmarks with a return of -8.20%. The Bloomberg U.S. Aggregate Bond Index,4returned -5.92%, the Bloomberg Global Aggregate ex-USD Index (unhedged),5 returned -7.26%, the Bloomberg Municipal Bond Index6 returned -5.55%, and the ICE BofA U.S. High Yield Index,7 lost 3.89%.
Inflationary concerns and the Russian-Ukraine war caused markets to retreat.
Elevated inflation pressures and the ongoing global supply bottleneck continued in October, but strong corporate earnings provided a bright spot in the U.S., the eurozone, and many Asian countries. Government bond yields rose globally as central banks prepared to tighten monetary policy. Commodity prices continued to rise, driven by sharply higher energy costs.
In November, as COVID-19 hospitalizations rose, most major global asset classes declined. Two exceptions were U.S. investment-grade bonds and Treasury Inflation-Protected Securities. President Biden signed a long-awaited $550 billion infrastructure bill to upgrade U.S. roads, bridges, and railways. Meanwhile, the Consumer Price Index8, a measure of domestic inflation conditions, jumped to its highest level in 31 years. While the threat of consistently high inflation led the U.S. Federal Reserve (Fed) to discuss a faster pace of tapering, the Omicron strain created uncertainty. Commodities lost ground for the month, driven by sharp declines in oil prices (and energy costs in general) as well as precious metals.
“Elevated inflation pressures and the ongoing global supply bottleneck continued in October, but strong corporate earnings provided a bright spot in the U.S., the eurozone, and many Asian countries.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2022. ICE Data Indices, LLC. All rights reserved.
[8]	The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.

2  |  Allspring C&B Mid Cap Value Fund

Letter to shareholders (unaudited)
Global volatility lessened in December as data indicated a lower risk of severe disease and death from the Omicron variant. Even so, several countries introduced restrictions on travel and hospitality, among other sectors, in an effort to reduce the spread. In the U.S., data indicated a stable economy overall, with robust corporate earnings. Consumer spending potential looked strong heading into 2022 on elevated household savings and the lowest household debt ratio since 1973. U.S. corporate and high-yield bonds had monthly gains while Treasuries declined. Bonds were strongly affected by the projection of three 25-basis-point (bp; 100 bps equal 1.00%) policy rate hikes in 2022 by senior Federal Open Market Committee members, up from previous projections of just one hike.
In January 2022, the main focus was on potential U.S. interest rate hikes and the Russia-Ukraine conflict. The Fed hinted that a March interest rate hike was likely. Meanwhile, Russia threatened a potential invasion of Ukraine, which could disrupt Russia’s massive energy supplies and drive demand from non-Russian oil-producing countries. Elsewhere overseas, Europe saw food and energy prices spike, leading to rising inflation. Within fixed income, corporate bonds struggled in January, underperforming government bonds, as investors focused on continued elevated inflation and ongoing uncertainty over the U.S. monetary path.
The Russian invasion of Ukraine dominated the financial world in February and March. Equity, bond, and commodities markets were shaken by fear, uncertainty, and an upending of demand-supply dynamics. Major global stock indexes were down in February, along with global bonds overall, with ongoing high levels of volatility in March along with mixed results that favored U.S. large-cap stocks. Prices of commodities spiked, including crude oil, natural gas, wheat, and precious metals, on elevated concerns of supply shortages. All of this fed already-high inflation concerns and added to expectations of more aggressive central bank interest rate hikes. Sweeping sanctions against Russia and corporate pullouts contributed to market volatility. Despite the geopolitical turmoil, the U.S. economic outlook remained largely unchanged, with a healthy job market and signs of economic resilience accompanying higher prices.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Information on transaction closing.
On November 1, 2021, GTCR LLC and Reverence Capital Partners, L.P. announced the beginning of Allspring Global Investments™ with the close of the transaction to acquire Wells Fargo Funds Management, LLC; Wells Capital Management LLC; Galliard Capital Management LLC.; Wells Fargo Asset Management (International) Ltd.; Wells Fargo Asset Management Luxembourg S.A.; and Wells Fargo Funds Distributor, LLC, as well as Wells Fargo Bank, N.A.’s business of acting as trustee to its collective investment trusts and all related Wells Fargo Asset Management legal entities. The transaction closed on November 1, 2021, forming Allspring Global Investments, a privately held asset management firm with $451 billion in AUM1 as of March 31, 2022.
“ The Russian invasion of Ukraine dominated the financial world in February and March. Equity, bond, and commodities markets were shaken by fear, uncertainty, and an upending of demand-supply dynamics.”

[1]	Figures are as of March 31, 2022, unless otherwise noted. Please note that the assets under management figures provided have been adjusted to eliminate any duplication of reporting among assets directed by multiple investment teams and includes $91.2B from Galliard Capital Management ($74.7B stable value; $16.5B fixed income), an investment advisor that is not part of the Allspring trade name/GIPS firm.

Allspring C&B Mid Cap Value Fund  |  3

Letter to shareholders (unaudited)
For further information about your Fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
Allspring Global Investments™ is a leading independent asset management firm with a full breadth of investment capabilities across diverse asset classes, serving the needs of its institutional and wealth management clients around the world. Allspring operates across 18 offices globally supported by more than 480 investment professionals. Allspring and its investment teams provide a broad range of differentiated investment products and solutions to help its diverse range of clients meet their investment objectives.
As part of this transition, all mutual funds within the Wells Fargo Funds family were rebranded as Allspring Funds. Each individual fund had “Wells Fargo” removed from its fund name and replaced with “Allspring.” The fund name changes went into effect on December 6, 2021.
Allspring Global Investments™ is the trade name for the asset management firm of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds
Notice to Shareholders
Russia launched a large-scale invasion of Ukraine on February 24, 2022. As a result of this military action, the United States and many other countries have instituted various economic sanctions against Russian and Belarus individuals and entities. The situation has led to increased financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities, such as oil and natural gas. The extent and duration of the military action, resulting sanctions imposed, other punitive action taken and the resulting market disruptions cannot be easily predicted.
Our solidarity and support goes out to our impacted employees and the people affected in Ukraine and their families. Allspring has a dedicated team of investment professionals actively monitoring the situation for any new developments and the potential impact to our clients and investment products. As the situation remains fluid, we are focused on the assessment of risks, valuation, and liquidity of impacted securities. Please visit our website at allspringglobal.com and click on “Russia-Ukraine Portfolio Impacts” for further information.

4  |  Allspring C&B Mid Cap Value Fund

This page is intentionally left blank.

Performance highlights (unaudited)
Investment objective	The Fund seeks maximum long-term return (current income and capital appreciation), consistent with minimizing risk to principal.
Manager	Allspring Funds Management, LLC
Subadviser	Cooke & Bieler, L.P.
Portfolio managers	Andrew B. Armstrong, CFA®‡, Wesley Lim, CFA®‡, Steve Lyons, CFA®‡, Michael M. Meyer, CFA®‡, Edward W. O'Connor, CFA®‡, R. James O'Neil, CFA®‡, Mehul Trivedi, CFA®‡, William Weber, CFA®‡

Average annual total returns (%) as of March 31, 2022
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (CBMAX)	7-26-2004	-2.52	7.76	10.51	3.42	9.04	11.17	1.26	1.26
Class C (CBMCX)	7-26-2004	1.66	8.27	10.36	2.66	8.27	10.36	2.01	2.01
Class R6 (CBMYX)[3]	7-31-2018	–	–	–	3.89	9.51	11.58	0.83	0.81
Administrator Class (CBMIX)	7-26-2004	–	–	–	3.53	9.15	11.26	1.18	1.16
Institutional Class (CBMSX)	7-26-2004	–	–	–	3.80	9.43	11.54	0.93	0.91
Russell Midcap® Value Index[4]	–	–	–	–	11.45	9.99	12.01	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.
[2]	The manager has contractually committed through January 31, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.25% for Class A, 2.00% for Class C, 0.80% for Class R6, 1.15% for Administrator Class, and 0.90% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.
[4]	The Russell Midcap® Value Index measures the performance of those Russell Midcap companies with lower price/book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000® Value Index. You cannot invest directly in an index
Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Consult the Fund’s prospectus for additional information on these and other risks.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Allspring C&B Mid Cap Value Fund

Performance highlights (unaudited)
Ten largest holdings (%) as of March 31, 2022[1]
Helen of Troy Limited	3.41
Arrow Electronics Incorporated	3.40
Arch Capital Group Limited	3.20
Fidelity National Financial Incorporated	2.89
Gildan Activewear Incorporated	2.74
State Street Corporation	2.67
Globe Life Incorporated	2.63
Gentex Corporation	2.56
Enovis Corporation	2.55
Atmos Energy Corporation	2.49
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.
Sector allocation as of March 31, 2022[1]
[1]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

Allspring C&B Mid Cap Value Fund  |  7

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2021 to March 31, 2022.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 10-1-2021	Ending account value 3-31-2022	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,015.44	$ 6.23	1.24%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.75	$ 6.24	1.24%
Class C
Actual	$1,000.00	$1,011.68	$ 9.98	1.99%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.01	$10.00	1.99%
Class R6
Actual	$1,000.00	$1,017.65	$ 4.02	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.94	$ 4.03	0.80%
Administrator Class
Actual	$1,000.00	$1,015.92	$ 5.78	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$ 5.79	1.15%
Institutional Class
Actual	$1,000.00	$1,017.17	$ 4.53	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.44	$ 4.53	0.90%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 182 divided by 365 (to reflect the one-half-year period).

8  |  Allspring C&B Mid Cap Value Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Shares	Value
Common stocks: 97.13%
Communication services: 4.27%
Entertainment: 1.88%
Activision Blizzard Incorporated	158,350	$ 12,685,419
Media: 2.39%
Omnicom Group Incorporated	189,950	16,122,956
Consumer discretionary: 17.01%
Auto components: 2.56%
Gentex Corporation	592,068	17,270,624
Household durables: 5.04%
Helen of Troy Limited †	117,780	23,066,035
Whirlpool Corporation	63,650	10,997,447
		34,063,482
Leisure products: 1.38%
Hasbro Incorporated	113,420	9,291,366
Specialty retail: 3.45%
American Eagle Outfitters Incorporated «	732,430	12,304,824
CarMax Incorporated †	114,150	11,013,192
		23,318,016
Textiles, apparel & luxury goods: 4.58%
Gildan Activewear Incorporated	493,680	18,503,126
HanesBrands Incorporated	837,458	12,469,750
		30,972,876
Consumer staples: 2.61%
Food products: 2.61%
General Mills Incorporated	166,400	11,268,608
Ingredion Incorporated	73,320	6,389,838
		17,658,446
Energy: 1.92%
Oil, gas & consumable fuels: 1.92%
The Williams Companies Incorporated	388,800	12,989,808
Financials: 24.90%
Banks: 0.97%
Commerce Bancshares Incorporated	91,302	6,536,310
Capital markets: 2.67%
State Street Corporation	207,250	18,055,620
Consumer finance: 2.49%
FirstCash Holdings Incorporated	238,515	16,777,145
Insurance: 16.72%
Alleghany Corporation †	16,208	13,728,176
Arch Capital Group Limited †	446,285	21,609,120
The accompanying notes are an integral part of these financial statements.

Allspring C&B Mid Cap Value Fund  |  9

Portfolio of investments—March 31, 2022 (unaudited)

	Shares	Value
Insurance (continued)
Fidelity National Financial Incorporated	400,277	$ 19,549,529
Globe Life Incorporated	176,300	17,735,780
Progressive Corporation	143,494	16,356,881
RenaissanceRe Holdings Limited	81,051	12,847,394
The Allstate Corporation	80,400	11,136,204
		112,963,084
Thrifts & mortgage finance: 2.05%
Essent Group Limited	335,770	13,837,082
Health care: 14.19%
Health care equipment & supplies: 8.92%
Baxter International Incorporated	172,250	13,356,265
Dentsply Sirona Incorporated	304,800	15,002,256
Enovis Corporation	433,772	17,259,788
Integra LifeSciences Holdings Corporation †	227,963	14,648,902
		60,267,211
Health care providers & services: 1.16%
Laboratory Corporation of America Holdings †	29,640	7,814,882
Life sciences tools & services: 2.05%
Syneos Health Incorporated †	171,234	13,861,392
Pharmaceuticals: 2.06%
Perrigo Company plc	361,310	13,885,143
Industrials: 20.95%
Aerospace & defense: 5.67%
BWX Technologies Incorporated	255,230	13,746,688
Huntington Ingalls Industries Incorporated	53,310	10,632,146
Woodward Incorporated	111,650	13,946,202
		38,325,036
Building products: 1.72%
Armstrong World Industries Incorporated	128,740	11,587,887
Commercial services & supplies: 2.40%
IAA Incorporated †	423,904	16,214,326
Electrical equipment: 2.44%
Acuity Brands Incorporated	25,680	4,861,224
AMETEK Incorporated	87,060	11,594,651
		16,455,875
Machinery: 4.50%
Gates Industrial Corporation plc †	512,460	7,717,648
PACCAR Incorporated	89,857	7,913,706
Stanley Black & Decker Incorporated	105,740	14,781,395
		30,412,749
Professional services: 1.92%
Leidos Holdings Incorporated	120,380	13,003,448
The accompanying notes are an integral part of these financial statements.

10  |  Allspring C&B Mid Cap Value Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Shares	Value
Trading companies & distributors: 2.30%
AerCap Holdings NV †	308,600	$ 15,516,408
Information technology: 8.79%
Electronic equipment, instruments & components: 5.32%
Arrow Electronics Incorporated †	193,666	22,974,598
TE Connectivity Limited	98,900	12,953,922
		35,928,520
IT services: 1.63%
Amdocs Limited	134,250	11,036,693
Semiconductors & semiconductor equipment: 1.84%
MKS Instruments Incorporated	82,593	12,388,950
Utilities: 2.49%
Gas utilities: 2.49%
Atmos Energy Corporation	140,620	16,802,684
Total Common stocks (Cost $524,524,561)		656,043,438

		Yield
Short-term investments: 4.74%
Investment companies: 4.74%
Allspring Government Money Market Fund Select Class ♠∞		0.18%	20,356,811	20,356,811
Securities Lending Cash Investments LLC ♠∩∞		0.40	11,677,725	11,677,725
Total Short-term investments (Cost $32,034,536)				32,034,536
Total investments in securities (Cost $556,559,097)	101.87%			688,077,974
Other assets and liabilities, net	(1.87)			(12,602,920)
Total net assets	100.00%			$675,475,054

†	Non-income-earning security
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.
The accompanying notes are an integral part of these financial statements.

Allspring C&B Mid Cap Value Fund  |  11

Portfolio of investments—March 31, 2022 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$6,643,193	$185,331,910	$(171,618,292)	$0	$0	$ 20,356,811	20,356,811	$ 2,410
Securities Lending Cash Investments LLC	0	52,990,410	(41,312,685)	0	0	11,677,725	11,677,725	2,235 #
				$0	$0	$32,034,536		$4,645

#	Amount shown represents income before fees and rebates.
The accompanying notes are an integral part of these financial statements.

12  |  Allspring C&B Mid Cap Value Fund

Statement of assets and liabilities—March 31, 2022 (unaudited)

Assets
Investments in unaffiliated securities (including $11,342,196 of securities loaned), at value (cost $524,524,561)	$ 656,043,438
Investments in affiliated securities, at value (cost $32,034,536)	32,034,536
Receivable for Fund shares sold	881,011
Receivable for dividends	595,338
Receivable for investments sold	115,665
Receivable for securities lending income, net	2,269
Prepaid expenses and other assets	64,531
Total assets	689,736,788
Liabilities
Payable upon receipt of securities loaned	11,677,725
Payable for investments purchased	1,527,531
Payable for Fund shares redeemed	486,254
Management fee payable	446,006
Administration fees payable	86,506
Trustees’ fees and expenses payable	2,830
Distribution fee payable	1,657
Accrued expenses and other liabilities	33,225
Total liabilities	14,261,734
Total net assets	$675,475,054
Net assets consist of
Paid-in capital	$ 534,757,952
Total distributable earnings	140,717,102
Total net assets	$675,475,054
Computation of net asset value and offering price per share
Net assets – Class A	$ 131,785,069
Shares outstanding – Class A1	2,943,400
Net asset value per share – Class A	$44.77
Maximum offering price per share – Class A2	$47.50
Net assets – Class C	$ 2,602,089
Shares outstanding – Class C1	63,672
Net asset value per share – Class C	$40.87
Net assets – Class R6	$ 22,262,761
Shares outstanding – Class R6[1]	492,193
Net asset value per share – Class R6	$45.23
Net assets – Administrator Class	$ 16,948,559
Shares outstanding – Administrator Class[1]	373,477
Net asset value per share – Administrator Class	$45.38
Net assets – Institutional Class	$ 501,876,576
Shares outstanding – Institutional Class[1]	11,102,169
Net asset value per share – Institutional Class	$45.21
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

Allspring C&B Mid Cap Value Fund  |  13

Statement of operations—six months ended March 31, 2022 (unaudited)

Investment income
Dividends (net of foreign withholdings taxes of $27,638)	$ 5,586,570
Income from affiliated securities	6,048
Total investment income	5,592,618
Expenses
Management fee	2,646,914
Administration fees
Class A	145,666
Class C	3,688
Class R6	3,348
Administrator Class	14,513
Institutional Class	341,966
Shareholder servicing fees
Class A	173,412
Class C	4,388
Administrator Class	27,819
Distribution fee
Class C	13,147
Custody and accounting fees	12,858
Professional fees	22,960
Registration fees	52,221
Shareholder report expenses	41,043
Trustees’ fees and expenses	10,683
Other fees and expenses	6,999
Total expenses	3,521,625
Less: Fee waivers and/or expense reimbursements
Class A	(2,819)
Class R6	(1,590)
Administrator Class	(1,324)
Institutional Class	(35,853)
Net expenses	3,480,039
Net investment income	2,112,579
Realized and unrealized gains (losses) on investments
Net realized gains on investments	23,748,311
Net change in unrealized gains (losses) on investments	(14,612,527)
Net realized and unrealized gains (losses) on investments	9,135,784
Net increase in net assets resulting from operations	$ 11,248,363
The accompanying notes are an integral part of these financial statements.

14  |  Allspring C&B Mid Cap Value Fund

Statement of changes in net assets

	Six months ended March 31, 2022 (unaudited)		Year ended September 30, 2021
Operations
Net investment income		$ 2,112,579		$ 1,931,547
Net realized gains on investments		23,748,311		63,781,946
Net change in unrealized gains (losses) on investments		(14,612,527)		119,031,625
Net increase in net assets resulting from operations		11,248,363		184,745,118
Distributions to shareholders from
Net investment income and net realized gains
Class A		(12,663,809)		(227,113)
Class C		(414,701)		0
Class R6		(2,090,622)		(81,410)
Administrator Class		(2,175,381)		(56,758)
Institutional Class		(48,137,552)		(1,735,542)
Total distributions to shareholders		(65,482,065)		(2,100,823)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	63,484	2,985,901	266,477	11,903,917
Class C	1,835	84,101	62,834	2,564,058
Class R6	45,887	2,139,621	174,904	8,622,402
Administrator Class	29,068	1,377,378	94,814	4,369,994
Institutional Class	2,755,517	128,482,456	4,488,272	206,320,931
		135,069,457		233,781,302
Reinvestment of distributions
Class A	268,854	12,251,625	5,249	219,839
Class C	9,954	414,701	0	0
Class R6	35,855	1,655,325	1,185	50,016
Administrator Class	46,879	2,165,321	1,331	56,369
Institutional Class	1,041,927	48,045,059	41,072	1,733,252
		64,532,031		2,059,476
Payment for shares redeemed
Class A	(251,055)	(11,739,331)	(459,731)	(20,683,839)
Class C	(42,962)	(1,846,121)	(68,723)	(2,762,614)
Class R6	(35,761)	(1,693,288)	(79,525)	(3,851,168)
Administrator Class	(224,982)	(10,709,959)	(254,333)	(11,616,949)
Institutional Class	(3,204,720)	(148,440,069)	(3,100,252)	(134,469,367)
		(174,428,768)		(173,383,937)
Net increase in net assets resulting from capital share transactions		25,172,720		62,456,841
Total increase (decrease) in net assets		(29,060,982)		245,101,136
Net assets
Beginning of period		704,536,036		459,434,900
End of period		$ 675,475,054		$ 704,536,036
The accompanying notes are an integral part of these financial statements.

Allspring C&B Mid Cap Value Fund  |  15

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Class A	Six months ended March 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$48.43	$34.40	$39.67	$37.88	$35.07	$29.27
Net investment income (loss)	0.08 [1]	0.03	0.10 [1]	0.16	0.06	(0.00) [1,2]
Net realized and unrealized gains (losses) on investments	0.75	14.08	(4.21)	1.69	2.75	5.82
Total from investment operations	0.83	14.11	(4.11)	1.85	2.81	5.82
Distributions to shareholders from
Net investment income	(0.04)	(0.08)	(0.15)	(0.06)	(0.00) [3]	(0.02)
Net realized gains	(4.45)	0.00	(1.01)	0.00	0.00	0.00
Total distributions to shareholders	(4.49)	(0.08)	(1.16)	(0.06)	(0.00) [3]	(0.02)
Net asset value, end of period	$44.77	$48.43	$34.40	$39.67	$37.88	$35.07
Total return[4]	1.54%	41.04%	(10.81)%	4.91%	8.02%	19.89%
Ratios to average net assets (annualized)
Gross expenses	1.24%	1.25%	1.27%	1.29%	1.29%	1.30%
Net expenses	1.24%	1.24%	1.25%	1.25%	1.25%	1.25%
Net investment income (loss)	0.32%	0.05%	0.29%	0.43%	0.16%	(0.00)%
Supplemental data
Portfolio turnover rate	24%	47%	45%	42%	39%	54%
Net assets, end of period (000s omitted)	$131,785	$138,604	$104,922	$106,975	$111,354	$115,258

[1]	Calculated based upon average shares outstanding
[2]	Amount is more than $(0.005)
[3]	Amount is less than $0.005.
[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

16  |  Allspring C&B Mid Cap Value Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Class C	Six months ended March 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$44.70	$31.94	$36.98	$35.51	$33.12	$27.83
Net investment loss	(0.09) [1]	(0.30) [1]	(0.16) [1]	(0.12) [1]	(0.20) [1]	(0.26) [1]
Net realized and unrealized gains (losses) on investments	0.71	13.06	(3.87)	1.59	2.59	5.55
Total from investment operations	0.62	12.76	(4.03)	1.47	2.39	5.29
Distributions to shareholders from
Net realized gains	(4.45)	0.00	(1.01)	0.00	0.00	0.00
Net asset value, end of period	$40.87	$44.70	$31.94	$36.98	$35.51	$33.12
Total return[2]	1.19%	39.98%	(11.32)%	4.14%	7.22%	19.01%
Ratios to average net assets (annualized)
Gross expenses	1.99%	1.99%	2.01%	2.04%	2.04%	2.05%
Net expenses	1.99%	1.99%	2.00%	2.00%	2.00%	2.00%
Net investment loss	(0.43)%	(0.72)%	(0.47)%	(0.36)%	(0.59)%	(0.74)%
Supplemental data
Portfolio turnover rate	24%	47%	45%	42%	39%	54%
Net assets, end of period (000s omitted)	$2,602	$4,240	$3,217	$4,592	$8,371	$8,567

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring C&B Mid Cap Value Fund  |  17

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Class R6	Six months ended March 31, 2022 (unaudited)	2021	2020	2019	2018 [1]
Net asset value, beginning of period	$48.97	$34.77	$40.06	$38.27	$37.39
Net investment income	0.18	0.24	0.27	0.35 [2]	0.08 [2]
Net realized and unrealized gains (losses) on investments	0.77	14.20	(4.25)	1.67	0.80
Total from investment operations	0.95	14.44	(3.98)	2.02	0.88
Distributions to shareholders from
Net investment income	(0.24)	(0.24)	(0.30)	(0.23)	0.00
Net realized gains	(4.45)	0.00	(1.01)	0.00	0.00
Total distributions to shareholders	(4.69)	(0.24)	(1.31)	(0.23)	0.00
Net asset value, end of period	$45.23	$48.97	$34.77	$40.06	$38.27
Total return[3]	1.79%	41.66%	(10.42)%	5.39%	2.35%
Ratios to average net assets (annualized)
Gross expenses	0.81%	0.82%	0.84%	0.86%	0.86%
Net expenses	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income	0.77%	0.49%	0.73%	0.95%	1.24%
Supplemental data
Portfolio turnover rate	24%	47%	45%	42%	39%
Net assets, end of period (000s omitted)	$22,263	$21,853	$12,156	$15,112	$26

[1]	For the period from July 31, 2018 (commencement of class operations) to September 30, 2018
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

18  |  Allspring C&B Mid Cap Value Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Administrator Class	Six months ended March 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$49.03	$34.80	$40.14	$38.35	$35.52	$29.63
Net investment income	0.09 [1]	0.07 [1]	0.14 [1]	0.20 [1]	0.10 [1]	0.04 [1]
Net realized and unrealized gains (losses) on investments	0.77	14.25	(4.27)	1.70	2.78	5.89
Total from investment operations	0.86	14.32	(4.13)	1.90	2.88	5.93
Distributions to shareholders from
Net investment income	(0.06)	(0.09)	(0.20)	(0.11)	(0.05)	(0.04)
Net realized gains	(4.45)	0.00	(1.01)	0.00	0.00	0.00
Total distributions to shareholders	(4.51)	(0.09)	(1.21)	(0.11)	(0.05)	(0.04)
Net asset value, end of period	$45.38	$49.03	$34.80	$40.14	$38.35	$35.52
Total return[2]	1.59%	41.19%	(10.74)%	5.03%	8.13%	20.02%
Ratios to average net assets (annualized)
Gross expenses	1.16%	1.17%	1.19%	1.21%	1.21%	1.22%
Net expenses	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%
Net investment income	0.38%	0.14%	0.38%	0.53%	0.26%	0.12%
Supplemental data
Portfolio turnover rate	24%	47%	45%	42%	39%	54%
Net assets, end of period (000s omitted)	$16,949	$25,617	$23,691	$24,036	$20,960	$21,267

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring C&B Mid Cap Value Fund  |  19

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Institutional Class	Six months ended March 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$48.93	$34.74	$40.04	$38.26	$35.41	$29.53
Net investment income	0.16 [1]	0.19	0.23 [1]	0.28	0.19	0.16
Net realized and unrealized gains (losses) on investments	0.77	14.20	(4.25)	1.70	2.78	5.82
Total from investment operations	0.93	14.39	(4.02)	1.98	2.97	5.98
Distributions to shareholders from
Net investment income	(0.20)	(0.20)	(0.27)	(0.20)	(0.12)	(0.10)
Net realized gains	(4.45)	0.00	(1.01)	0.00	0.00	0.00
Total distributions to shareholders	(4.65)	(0.20)	(1.28)	(0.20)	(0.12)	(0.10)
Net asset value, end of period	$45.21	$48.93	$34.74	$40.04	$38.26	$35.41
Total return[2]	1.74%	41.55%	(10.52)%	5.29%	8.41%	20.30%
Ratios to average net assets (annualized)
Gross expenses	0.91%	0.92%	0.94%	0.96%	0.96%	0.97%
Net expenses	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment income	0.67%	0.39%	0.64%	0.79%	0.56%	0.37%
Supplemental data
Portfolio turnover rate	24%	47%	45%	42%	39%	54%
Net assets, end of period (000s omitted)	$501,877	$514,222	$315,449	$246,702	$200,335	$105,550

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

20  |  Allspring C&B Mid Cap Value Fund

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring C&B Mid Cap Value Fund (the "Fund") which is a diversified series of the Trust.
Effective on November 1, 2021, the sale transaction of Wells Fargo Asset Management ("WFAM") by Wells Fargo & Company to GTCR LLC and Reverence Capital Partners, L.P. was closed. In connection with the closing of the transaction, WFAM became known as Allspring Global Investments (“Allspring”) and various entities that provided services to the Fund changed their names to "Allspring", including Allspring Funds Management, LLC, the investment manager to the Fund, Allspring Global Investments, LLC and Allspring Global Investments (UK) Limited, both registered investment advisers providing subadvisory services to certain funds, and Allspring Funds Distributor, LLC, the Fund's principal underwriter. Consummation of the transaction resulted in a new investment management agreement and subadvisory agreement which became effective on the date of the Special Meeting of Shareholders approving the agreements.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the

Allspring C&B Mid Cap Value Fund  |  21

Notes to financial statements (unaudited)
collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of March 31, 2022, the aggregate cost of all investments for federal income tax purposes was $552,079,870 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$145,964,119
Gross unrealized losses	(9,966,015)
Net unrealized gains	$135,998,104
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

22  |  Allspring C&B Mid Cap Value Fund

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$ 28,808,375	$0	$0	$ 28,808,375
Consumer discretionary	114,916,364	0	0	114,916,364
Consumer staples	17,658,446	0	0	17,658,446
Energy	12,989,808	0	0	12,989,808
Financials	168,169,241	0	0	168,169,241
Health care	95,828,628	0	0	95,828,628
Industrials	141,515,729	0	0	141,515,729
Information technology	59,354,163	0	0	59,354,163
Utilities	16,802,684	0	0	16,802,684
Short-term investments
Investment companies	32,034,536	0	0	32,034,536
Total assets	$688,077,974	$0	$0	$688,077,974
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended March 31, 2022, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.750%
Next $500 million	0.725
Next $1 billion	0.700
Next $2 billion	0.675
Next $1 billion	0.650
Next $5 billion	0.640
Next $2 billion	0.630
Next $4 billion	0.620
Over $16 billion	0.610
For the six months ended March 31, 2022, the management fee was equivalent to an annual rate of 0.74% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Cooke & Bieler, L.P., which is not an affiliate of Allspring

Allspring C&B Mid Cap Value Fund  |  23

Notes to financial statements (unaudited)
Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.45% and declining to 0.35% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.21%
Class C	0.21
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through January 31, 2023 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. As of March 31, 2022, the contractual expense caps are as follows:
Expense ratio caps
Class A	1.25%
Class C	2.00
Class R6	0.80
Administrator Class	1.15
Institutional Class	0.90
Distribution fee
The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate of 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended March 31, 2022, Allspring Funds Distributor received $483 from the sale of Class A shares and $8 in contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class A shares for the six months ended March 31, 2022.

24  |  Allspring C&B Mid Cap Value Fund

Notes to financial statements (unaudited)
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates, and to certain entities that were affiliates of the Fund until November 1, 2021.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended March 31, 2022 were $165,519,170 and $221,530,810, respectively.
6. SECURITIES LENDING TRANSACTIONS
The Fund lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Fund and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Federal Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser.
In the event of counterparty default or the failure of a borrower to return a loaned security, the Fund has the right to use the collateral to offset any losses incurred. As of March 31, 2022, the Fund had securities lending transactions with the following counterparties which are subject to offset:
Counterparty	Value of securities on loan	Collateral received[1]	Net amount
Barclays Capital Incorporated	$ 812,004	$ (812,004)	$0
BNP Paribas Securities Corporation	8,852,740	(8,852,740)	0
JPMorgan Securities LLC	1,677,452	(1,677,452)	0
1 Collateral received within this table is limited to the collateral for the net transaction with the counterparty.
7. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight bank funding rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended March 31, 2022, there were no borrowings by the Fund under the agreement.
8. CONCENTRATION RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the financials sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

Allspring C&B Mid Cap Value Fund  |  25

Notes to financial statements (unaudited)
9. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

26  |  Allspring C&B Mid Cap Value Fund

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
SPECIAL MEETING OF SHAREHOLDERS
On February 18, 2022, a Special Meeting of Shareholders for the Fund was held to consider the following proposals. The results of the proposals are indicated below.
Proposal 1  – To consider and approve a new investment management agreement with Wells Fargo Funds Management, LLC*.
Shares voted “For”	4,731,522
Shares voted “Against”	153,688
Shares voted “Abstain”	277,752
Proposal 2 – To consider and approve a new subadvisory agreement with Wells Capital Management, LLC**.
Shares voted “For”	4,726,335
Shares voted “Against”	137,346
Shares voted “Abstain”	299,281
* Effective November 1, 2021, known as Allspring Funds Management, LLC.
** Effective November 1, 2021, known as Allspring Global Investments, LLC.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring C&B Mid Cap Value Fund  |  27

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 138 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

28  |  Allspring C&B Mid Cap Value Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. McKnight Foundation Consultant, November 2020 to February 2021. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Consultant (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Allspring C&B Mid Cap Value Fund  |  29

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President, Chief Executive Officer and Director of Allspring Funds Management, LLC since 2017 and co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, since 2019. Prior thereto, Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014. In addition, Mr. Owen was an Executive Vice President of Wells Fargo & Company from 2014 to 2021.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Kate McKinley (Born 1977)	Chief Legal Officer, since 2021	Chief Legal Officer of Allspring Global Investments since 2021. Prior thereto, held various roles at State Street Global Advisors beginning in 2010, including serving as Senior Vice President and General Counsel from 2019 to 2021, and Chief Operating Officer of the Institutional Client Group from 2016 - 2019. Prior to working at State Street Global Advisors served as Assistant General Counsel for Bank of America Corporation from 2005 to 2010 and as an Associate at WilmerHale from 2002 to 2005.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

30  |  Allspring C&B Mid Cap Value Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.
PAR-0522-00052 05-22
SA228/SAR228 03-22

Semi-Annual Report
March 31, 2022
Allspring Common Stock Fund

The views expressed and any forward-looking statements are as of March 31, 2022, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring Common Stock Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for Allspring Common Stock Fund for the six-month period that ended March 31, 2022.  Global stocks and bonds broadly declined during a challenging period. Despite progress on a global economic recovery from COVID-19, persistently high inflation, concerns regarding anticipated tightening of central bank monetary policy, and turmoil caused by the Russian invasion of Ukraine all led to a retreat from financial market gains made earlier in 2021. Among major indexes, the U.S. large-cap-dominated S&P 500 Index was an exception in escaping a half-year loss.
For the six-month period, U.S. stocks, based on the S&P 500 Index,1 gained 5.92%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned -3.72%, while the MSCI EM Index (Net) (USD),3 trailed both developed market benchmarks with a return of -8.20%. The Bloomberg U.S. Aggregate Bond Index,4returned -5.92%, the Bloomberg Global Aggregate ex-USD Index (unhedged),5 returned -7.26%, the Bloomberg Municipal Bond Index6 returned -5.55%, and the ICE BofA U.S. High Yield Index,7 lost 3.89%.
Inflationary concerns and the Russian-Ukraine war caused markets to retreat.
Elevated inflation pressures and the ongoing global supply bottleneck continued in October, but strong corporate earnings provided a bright spot in the U.S., the eurozone, and many Asian countries. Government bond yields rose globally as central banks prepared to tighten monetary policy. Commodity prices continued to rise, driven by sharply higher energy costs.
In November, as COVID-19 hospitalizations rose, most major global asset classes declined. Two exceptions were U.S. investment-grade bonds and Treasury Inflation-Protected Securities. President Biden signed a long-awaited $550 billion infrastructure bill to upgrade U.S. roads, bridges, and railways. Meanwhile, the Consumer Price Index8, a measure of domestic inflation conditions, jumped to its highest level in 31 years. While the threat of consistently high inflation led the U.S. Federal Reserve (Fed) to discuss a faster pace of tapering, the Omicron strain created uncertainty. Commodities lost ground for the month, driven by sharp declines in oil prices (and energy costs in general) as well as precious metals.
“Elevated inflation pressures and the ongoing global supply bottleneck continued in October, but strong corporate earnings provided a bright spot in the U.S., the eurozone, and many Asian countries.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2022. ICE Data Indices, LLC. All rights reserved.
[8]	The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.

2  |  Allspring Common Stock Fund

Letter to shareholders (unaudited)
Global volatility lessened in December as data indicated a lower risk of severe disease and death from the Omicron variant. Even so, several countries introduced restrictions on travel and hospitality, among other sectors, in an effort to reduce the spread. In the U.S., data indicated a stable economy overall, with robust corporate earnings. Consumer spending potential looked strong heading into 2022 on elevated household savings and the lowest household debt ratio since 1973. U.S. corporate and high-yield bonds had monthly gains while Treasuries declined. Bonds were strongly affected by the projection of three 25-basis-point (bp; 100 bps equal 1.00%) policy rate hikes in 2022 by senior Federal Open Market Committee members, up from previous projections of just one hike.
In January 2022, the main focus was on potential U.S. interest rate hikes and the Russia-Ukraine conflict. The Fed hinted that a March interest rate hike was likely. Meanwhile, Russia threatened a potential invasion of Ukraine, which could disrupt Russia’s massive energy supplies and drive demand from non-Russian oil-producing countries. Elsewhere overseas, Europe saw food and energy prices spike, leading to rising inflation. Within fixed income, corporate bonds struggled in January, underperforming government bonds, as investors focused on continued elevated inflation and ongoing uncertainty over the U.S. monetary path.
The Russian invasion of Ukraine dominated the financial world in February and March. Equity, bond, and commodities markets were shaken by fear, uncertainty, and an upending of demand-supply dynamics. Major global stock indexes were down in February, along with global bonds overall, with ongoing high levels of volatility in March along with mixed results that favored U.S. large-cap stocks. Prices of commodities spiked, including crude oil, natural gas, wheat, and precious metals, on elevated concerns of supply shortages. All of this fed already-high inflation concerns and added to expectations of more aggressive central bank interest rate hikes. Sweeping sanctions against Russia and corporate pullouts contributed to market volatility. Despite the geopolitical turmoil, the U.S. economic outlook remained largely unchanged, with a healthy job market and signs of economic resilience accompanying higher prices.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Information on transaction closing.
On November 1, 2021, GTCR LLC and Reverence Capital Partners, L.P. announced the beginning of Allspring Global Investments™ with the close of the transaction to acquire Wells Fargo Funds Management, LLC; Wells Capital Management LLC; Galliard Capital Management LLC.; Wells Fargo Asset Management (International) Ltd.; Wells Fargo Asset Management Luxembourg S.A.; and Wells Fargo Funds Distributor, LLC, as well as Wells Fargo Bank, N.A.’s business of acting as trustee to its collective investment trusts and all related Wells Fargo Asset Management legal entities. The transaction closed on November 1, 2021, forming Allspring Global Investments, a privately held asset management firm with $451 billion in AUM1 as of March 31, 2022.
“ The Russian invasion of Ukraine dominated the financial world in February and March. Equity, bond, and commodities markets were shaken by fear, uncertainty, and an upending of demand-supply dynamics.”

[1]	Figures are as of March 31, 2022, unless otherwise noted. Please note that the assets under management figures provided have been adjusted to eliminate any duplication of reporting among assets directed by multiple investment teams and includes $91.2B from Galliard Capital Management ($74.7B stable value; $16.5B fixed income), an investment advisor that is not part of the Allspring trade name/GIPS firm.

Allspring Common Stock Fund  |  3

Letter to shareholders (unaudited)
For further information about your Fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
Allspring Global Investments™ is a leading independent asset management firm with a full breadth of investment capabilities across diverse asset classes, serving the needs of its institutional and wealth management clients around the world. Allspring operates across 18 offices globally supported by more than 480 investment professionals. Allspring and its investment teams provide a broad range of differentiated investment products and solutions to help its diverse range of clients meet their investment objectives.
As part of this transition, all mutual funds within the Wells Fargo Funds family were rebranded as Allspring Funds. Each individual fund had “Wells Fargo” removed from its fund name and replaced with “Allspring.” The fund name changes went into effect on December 6, 2021.
Allspring Global Investments™ is the trade name for the asset management firm of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds
Notice to Shareholders
Russia launched a large-scale invasion of Ukraine on February 24, 2022. As a result of this military action, the United States and many other countries have instituted various economic sanctions against Russian and Belarus individuals and entities. The situation has led to increased financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities, such as oil and natural gas. The extent and duration of the military action, resulting sanctions imposed, other punitive action taken and the resulting market disruptions cannot be easily predicted.
Our solidarity and support goes out to our impacted employees and the people affected in Ukraine and their families. Allspring has a dedicated team of investment professionals actively monitoring the situation for any new developments and the potential impact to our clients and investment products. As the situation remains fluid, we are focused on the assessment of risks, valuation, and liquidity of impacted securities. Please visit our website at allspringglobal.com and click on “Russia-Ukraine Portfolio Impacts” for further information.

4  |  Allspring Common Stock Fund

This page is intentionally left blank.

Performance highlights (unaudited)
Investment objective	The Fund seeks long-term capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Christopher G. Miller, CFA®‡, Garth B. Newport, CFA®‡

Average annual total returns (%) as of March 31, 2022
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (SCSAX)	11-30-2000	-1.85	9.14	10.14	4.13	10.44	10.79	1.25	1.25
Class C (STSAX)	11-30-2000	2.40	9.69	10.00	3.40	9.69	10.00	2.00	2.00
Class R6 (SCSRX)[3]	6-28-2013	–	–	–	4.57	10.89	11.26	0.82	0.82
Administrator Class (SCSDX)	7-30-2010	–	–	–	4.28	10.98	11.15	1.17	1.10
Institutional Class (SCNSX)	7-30-2010	–	–	–	4.50	10.87	11.22	0.92	0.85
Russell 2500™ Index[4]	–	–	–	–	0.34	11.57	12.09	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through January 31, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.26% for Class A, 2.01% for Class C, 0.83% for Class R6, 1.10% for Administrator Class, and 0.85% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.
[4]	The Russell 2500TM Index measures the performance of the 2,500 smallest companies in the Russell 3000® Index, which represents approximately 16% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.
Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Allspring Common Stock Fund

Performance highlights (unaudited)
Ten largest holdings (%) as of March 31, 2022[1]
Carlisle Companies Incorporated	2.25
Sun Communities Incorporated	2.04
ON Semiconductor Corporation	2.00
Atkore Incorporated	2.00
LivaNova plc	1.96
Zendesk Incorporated	1.95
Bio-Rad Laboratories Incorporated Class A	1.90
Arch Capital Group Limited	1.79
Revolve Group Incorporated	1.78
Ashland Global Holdings Incorporated	1.73
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.
Sector allocation as of March 31, 2022[1]
[1]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

Allspring Common Stock Fund  |  7

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2021 to March 31, 2022.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 10-1-2021	Ending account value 3-31-2022	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$ 985.91	$6.09	1.23%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.80	$6.19	1.23%
Class C
Actual	$1,000.00	$ 983.09	$9.34	1.89%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.51	$9.50	1.89%
Class R6
Actual	$1,000.00	$ 987.91	$4.06	0.82%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.84	$4.13	0.82%
Administrator Class
Actual	$1,000.00	$ 986.64	$5.45	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.45	$5.54	1.10%
Institutional Class
Actual	$1,000.00	$ 987.82	$4.21	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.69	$4.28	0.85%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 182 divided by 365 (to reflect the one-half-year period).

8  |  Allspring Common Stock Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Shares	Value
Common stocks: 97.79%
Communication services: 0.76%
Interactive media & services: 0.76%
Bumble Incorporated Class A †	265,037	$ 7,680,772
Consumer discretionary: 11.75%
Auto components: 1.22%
Dana Incorporated	704,481	12,377,731
Diversified consumer services: 0.69%
Service Corporation International	106,752	7,026,417
Hotels, restaurants & leisure: 1.33%
Planet Fitness Incorporated Class A †	159,586	13,481,825
Household durables: 0.97%
Mohawk Industries Incorporated †	79,270	9,845,334
Internet & direct marketing retail: 2.36%
Revolve Group Incorporated †	335,822	18,030,283
The RealReal Incorporated †	813,632	5,906,968
		23,937,251
Specialty retail: 4.21%
Burlington Stores Incorporated †	64,089	11,675,093
National Vision Holdings Incorporated †	244,241	10,641,580
Tractor Supply Company	27,298	6,370,534
Ulta Beauty Incorporated †	35,445	14,114,908
		42,802,115
Textiles, apparel & luxury goods: 0.97%
Deckers Outdoor Corporation †	36,108	9,885,287
Consumer staples: 3.82%
Food products: 1.27%
Nomad Foods Limited †	570,091	12,872,655
Household products: 1.07%
Church & Dwight Company Incorporated	109,259	10,858,159
Personal products: 1.48%
e.l.f. Beauty Incorporated †	425,515	10,991,052
The Honest Company Incorporated †	786,472	4,097,519
		15,088,571
Financials: 10.72%
Banks: 2.28%
Pinnacle Financial Partners Incorporated	106,790	9,833,223
Webster Financial Corporation	237,642	13,336,469
		23,169,692
The accompanying notes are an integral part of these financial statements.

Allspring Common Stock Fund  |  9

Portfolio of investments—March 31, 2022 (unaudited)

	Shares	Value
Capital markets: 2.06%
Cboe Global Markets Incorporated	98,455	$ 11,265,221
Raymond James Financial Incorporated	87,409	9,607,123
		20,872,344
Insurance: 5.49%
Arch Capital Group Limited †	375,120	18,163,310
Axis Capital Holdings Limited	272,255	16,463,260
CNO Financial Group Incorporated	330,097	8,282,134
Reinsurance Group of America Incorporated	117,753	12,889,243
		55,797,947
Thrifts & mortgage finance: 0.89%
Essent Group Limited	218,932	9,022,188
Health care: 12.06%
Biotechnology: 0.54%
Neurocrine Biosciences Incorporated †	42,910	4,022,813
Sage Therapeutics Incorporated †	45,524	1,506,844
		5,529,657
Health care equipment & supplies: 4.02%
Haemonetics Corporation †	134,979	8,533,372
Integer Holdings Corporation †	154,138	12,418,899
LivaNova plc †	242,436	19,838,538
		40,790,809
Health care providers & services: 3.11%
HealthEquity Incorporated †	233,893	15,773,744
Humana Incorporated	36,270	15,783,616
		31,557,360
Health care technology: 0.49%
Schrodinger Incorporated †	145,640	4,969,237
Life sciences tools & services: 3.90%
Azenta Incorporated	121,517	10,071,329
Bio-Rad Laboratories Incorporated Class A †	34,251	19,291,191
Codexis Incorporated †	159,484	3,288,560
Sotera Health Company †	322,802	6,991,891
		39,642,971
Industrials: 24.10%
Aerospace & defense: 1.47%
MTU Aero Engines AG	64,631	14,947,853
Building products: 8.05%
Advanced Drainage Systems Incorporated	76,730	9,116,291
Armstrong World Industries Incorporated	176,397	15,877,494
Carlisle Companies Incorporated	92,912	22,848,919
Masonite International Corporation †	187,716	16,695,461
Tecnoglass Incorporated «	288,842	7,290,372
The AZEK Company Incorporated †	402,128	9,988,860
		81,817,397
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Common Stock Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Shares	Value
Commercial services & supplies: 3.33%
IAA Incorporated †	344,176	$ 13,164,732
Republic Services Incorporated	88,077	11,670,203
Stericycle Incorporated †	152,898	9,008,750
		33,843,685
Construction & engineering: 0.97%
APi Group Corporation †	466,714	9,814,995
Electrical equipment: 4.13%
Atkore Incorporated †	206,635	20,341,149
Regal Rexnord Corporation	83,388	12,406,467
Sensata Technologies Holding plc †	180,807	9,194,036
		41,941,652
Machinery: 1.19%
Ingersoll Rand Incorporated	240,641	12,116,274
Professional services: 2.19%
Booz Allen Hamilton Holding Corporation	130,408	11,455,039
Dun & Bradstreet Holdings Incorporated †	613,523	10,748,923
		22,203,962
Trading companies & distributors: 2.77%
Air Lease Corporation	278,890	12,452,439
United Rentals Incorporated †	44,260	15,721,595
		28,174,034
Information technology: 19.30%
Electronic equipment, instruments & components: 1.64%
Teledyne Technologies Incorporated †	35,253	16,661,625
IT services: 2.16%
EVO Payments Incorporated Class A †	552,075	12,747,412
Genpact Limited	210,992	9,180,262
		21,927,674
Semiconductors & semiconductor equipment: 3.53%
Marvell Technology Incorporated	217,238	15,578,137
ON Semiconductor Corporation †	325,087	20,353,697
		35,931,834
Software: 11.97%
8x8 Incorporated †	576,159	7,253,842
Black Knight Incorporated †	214,440	12,435,376
Fair Isaac Corporation †	27,827	12,980,182
Instructure Holdings Incorporated †«	529,310	10,617,959
New Relic Incorporated †	92,412	6,180,515
Pagerduty Incorporated †	467,613	15,987,688
Q2 Holdings Incorporated †	201,695	12,434,497
Riskified Limited Class A †«	295,571	1,785,249
SPS Commerce Incorporated †	81,754	10,726,125
WalkMe Limited †«	754,376	11,383,534
Zendesk Incorporated †	164,571	19,796,246
		121,581,213
The accompanying notes are an integral part of these financial statements.

Allspring Common Stock Fund  |  11

Portfolio of investments—March 31, 2022 (unaudited)

	Shares	Value
Materials: 7.23%
Chemicals: 4.41%
Ashland Global Holdings Incorporated	179,218	$ 17,636,843
Quaker Chemical Corporation	58,315	10,077,415
Westlake Chemical Corporation	138,864	17,135,818
		44,850,076
Containers & packaging: 1.19%
Crown Holdings Incorporated	96,373	12,055,299
Metals & mining: 1.63%
Steel Dynamics Incorporated	198,483	16,559,437
Real estate: 8.05%
Equity REITs: 8.05%
American Homes 4 Rent Class A	387,567	15,514,307
Life Storage Incorporated	83,024	11,659,060
SBA Communications Corporation	48,243	16,600,416
Sun Communities Incorporated	118,168	20,713,669
VICI Properties Incorporated	609,531	17,347,252
		81,834,704
Total Common stocks (Cost $744,556,690)		993,470,036

Investment companies: 1.01%
Exchange-traded funds: 1.01%
SPDR S&P Biotech ETF «	113,777	10,226,277
Total Investment companies (Cost $8,327,059)		10,226,277

		Yield
Short-term investments: 3.36%
Investment companies: 3.36%
Allspring Government Money Market Fund Select Class ♠∞		0.18%	14,115,888	14,115,888
Securities Lending Cash Investments LLC ♠∩∞		0.40	20,024,943	20,024,943
Total Short-term investments (Cost $34,140,831)				34,140,831
Total investments in securities (Cost $787,024,580)	102.16%			1,037,837,144
Other assets and liabilities, net	(2.16)			(21,967,554)
Total net assets	100.00%			$1,015,869,590

†	Non-income-earning security
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Common Stock Fund

Portfolio of investments—March 31, 2022 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$9,767,019	$135,899,747	$(131,550,878)	$0	$0	$ 14,115,888	14,115,888	$ 1,995
Securities Lending Cash Investments LLC	9,154,560	181,454,772	(170,584,389)	0	0	20,024,943	20,024,943	11,880 #
				$0	$0	$34,140,831		$13,875

#	Amount shown represents income before fees and rebates.
The accompanying notes are an integral part of these financial statements.

Allspring Common Stock Fund  |  13

Statement of assets and liabilities—March 31, 2022 (unaudited)

Assets
Investments in unaffiliated securities (including $19,597,193 of securities loaned), at value (cost $752,883,749)	$ 1,003,696,313
Investments in affiliated securities, at value (cost $34,140,831)	34,140,831
Cash	430
Receivable for dividends	697,403
Receivable for Fund shares sold	55,841
Receivable for securities lending income, net	9,220
Prepaid expenses and other assets	31,155
Total assets	1,038,631,193
Liabilities
Payable upon receipt of securities loaned	20,024,943
Payable for investments purchased	1,347,859
Management fee payable	649,067
Payable for Fund shares redeemed	218,731
Administration fees payable	165,820
Trustees’ fees and expenses payable	2,935
Distribution fee payable	461
Accrued expenses and other liabilities	351,787
Total liabilities	22,761,603
Total net assets	$1,015,869,590
Net assets consist of
Paid-in capital	$ 704,633,393
Total distributable earnings	311,236,197
Total net assets	$1,015,869,590
Computation of net asset value and offering price per share
Net assets – Class A	$ 879,671,783
Shares outstanding – Class A1	43,716,708
Net asset value per share – Class A	$20.12
Maximum offering price per share – Class A2	$21.35
Net assets – Class C	$ 1,803,952
Shares outstanding – Class C1	161,064
Net asset value per share – Class C	$11.20
Net assets – Class R6	$ 36,363,419
Shares outstanding – Class R6[1]	1,646,068
Net asset value per share – Class R6	$22.09
Net assets – Administrator Class	$ 2,420,440
Shares outstanding – Administrator Class[1]	113,687
Net asset value per share – Administrator Class	$21.29
Net assets – Institutional Class	$ 95,609,996
Shares outstanding – Institutional Class[1]	4,349,740
Net asset value per share – Institutional Class	$21.98
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Common Stock Fund

Statement of operations—six months ended March 31, 2022 (unaudited)

Investment income
Dividends	$ 3,570,943
Income from affiliated securities	97,989
Total investment income	3,668,932
Expenses
Management fee	4,137,358
Administration fees
Class A	981,121
Class C	2,163
Class R6	5,399
Administrator Class	1,813
Institutional Class	65,139
Shareholder servicing fees
Class A	1,168,001
Class C	2,569
Administrator Class	3,479
Distribution fee
Class C	6,622
Custody and accounting fees	25,492
Professional fees	26,683
Registration fees	32,369
Shareholder report expenses	20,904
Trustees’ fees and expenses	10,838
Other fees and expenses	4,797
Total expenses	6,494,747
Less: Fee waivers and/or expense reimbursements
Class A	(103,567)
Class C	(34)
Class R6	(59)
Administrator Class	(996)
Institutional Class	(36,161)
Net expenses	6,353,930
Net investment loss	(2,684,998)
Realized and unrealized gains (losses) on investments
Net realized gains on investments	94,481,120
Net change in unrealized gains (losses) on investments	(104,820,801)
Net realized and unrealized gains (losses) on investments	(10,339,681)
Net decrease in net assets resulting from operations	$ (13,024,679)
The accompanying notes are an integral part of these financial statements.

Allspring Common Stock Fund  |  15

Statement of changes in net assets

	Six months ended March 31, 2022 (unaudited)		Year ended September 30, 2021
Operations
Net investment loss		$ (2,684,998)		$ (4,802,352)
Net realized gains on investments		94,481,120		203,359,423
Net change in unrealized gains (losses) on investments		(104,820,801)		163,798,610
Net increase (decrease) in net assets resulting from operations		(13,024,679)		362,355,681
Distributions to shareholders from
Net investment income and net realized gains
Class A		(161,912,122)		(41,250,405)
Class C		(554,558)		(198,543)
Class R6		(5,673,249)		(1,470,087)
Administrator Class		(470,882)		(144,145)
Institutional Class		(16,369,856)		(4,334,480)
Total distributions to shareholders		(184,980,667)		(47,397,660)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	328,446	7,129,652	498,107	11,395,288
Class C	4,800	59,277	17,699	254,296
Class R6	163,145	3,708,883	256,338	6,353,621
Administrator Class	4,268	101,939	33,690	750,889
Institutional Class	410,374	10,185,668	612,736	14,909,575
		21,185,419		33,663,669
Reinvestment of distributions
Class A	7,213,373	154,077,650	1,909,343	39,351,568
Class C	44,905	534,818	14,844	194,453
Class R6	240,353	5,629,071	65,677	1,456,720
Administrator Class	18,524	418,464	6,031	130,085
Institutional Class	699,847	16,313,433	189,157	4,178,481
		176,973,436		45,311,307
Payment for shares redeemed
Class A	(2,478,374)	(53,458,827)	(4,162,369)	(93,186,950)
Class C	(44,250)	(628,014)	(135,039)	(1,857,466)
Class R6	(93,437)	(2,233,749)	(427,869)	(10,640,310)
Administrator Class	(22,964)	(524,513)	(45,790)	(1,112,388)
Institutional Class	(494,775)	(11,642,311)	(3,682,134)	(84,645,028)
		(68,487,414)		(191,442,142)
Net increase (decrease) in net assets resulting from capital share transactions		129,671,441		(112,467,166)
Total increase (decrease) in net assets		(68,333,905)		202,490,855
Net assets
Beginning of period		1,084,203,495		881,712,640
End of period		$1,015,869,590		$1,084,203,495
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Common Stock Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Class A	Six months ended March 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$24.46	$17.88	$21.07	$24.58	$24.06	$21.50
Net investment loss	(0.06)	(0.12)	(0.03)	(0.01)	(0.04)	(0.09)
Net realized and unrealized gains (losses) on investments	(0.04)	7.75	(0.52)	(0.20)	3.10	3.48
Total from investment operations	(0.10)	7.63	(0.55)	(0.21)	3.06	3.39
Distributions to shareholders from
Net investment income	0.00	0.00	(0.00) [1]	0.00	0.00	0.00
Net realized gains	(4.24)	(1.05)	(2.64)	(3.30)	(2.54)	(0.83)
Total distributions to shareholders	(4.24)	(1.05)	(2.64)	(3.30)	(2.54)	(0.83)
Net asset value, end of period	$20.12	$24.46	$17.88	$21.07	$24.58	$24.06
Total return[2]	(1.41)%	43.77%	(3.48)%	0.91%	13.62%	16.10%
Ratios to average net assets (annualized)
Gross expenses	1.25%	1.25%	1.27%	1.26%	1.25%	1.25%
Net expenses	1.23%	1.23%	1.23%	1.26%	1.25%	1.25%
Net investment loss	(0.55)%	(0.50)%	(0.14)%	(0.03)%	(0.18)%	(0.38)%
Supplemental data
Portfolio turnover rate	23%	48%	61%	40%	33%	35%
Net assets, end of period (000s omitted)	$879,672	$945,399	$722,547	$870,369	$971,731	$942,596

[1]	Amount is less than $0.005.
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Common Stock Fund  |  17

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Class C	Six months ended March 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$15.45	$11.70	$14.72	$18.40	$18.75	$17.04
Net investment loss	(0.08) [1]	(0.18) [1]	(0.11) [1]	(0.11) [1]	(0.17) [1]	(0.20) [1]
Payment from affiliate	0.00	0.00	0.05	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	0.07	4.98	(0.32)	(0.27)	2.36	2.74
Total from investment operations	(0.01)	4.80	(0.38)	(0.38)	2.19	2.54
Distributions to shareholders from
Net realized gains	(4.24)	(1.05)	(2.64)	(3.30)	(2.54)	(0.83)
Net asset value, end of period	$11.20	$15.45	$11.70	$14.72	$18.40	$18.75
Total return[2]	(1.69)%	42.64%	(3.88)% [3]	0.17%	12.74%	15.29%
Ratios to average net assets (annualized)
Gross expenses	1.89%	1.99%	2.01%	2.01%	2.00%	2.00%
Net expenses	1.89%	1.99%	2.01%	2.01%	2.00%	2.00%
Net investment loss	(1.22)%	(1.26)%	(0.92)%	(0.78)%	(0.94)%	(1.14)%
Supplemental data
Portfolio turnover rate	23%	48%	61%	40%	33%	35%
Net assets, end of period (000s omitted)	$1,804	$2,405	$3,020	$7,925	$16,541	$18,978

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]	During the year ended September 30, 2020, the Fund received a payment from an affiliate which had a 0.39% impact on the total return.
The accompanying notes are an integral part of these financial statements.

18  |  Allspring Common Stock Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Class R6	Six months ended March 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$26.41	$19.16	$22.39	$25.80	$25.03	$22.25
Net investment income (loss)	(0.02) [1]	(0.02) [1]	0.05 [1]	0.09 [1]	0.05 [1]	0.01
Net realized and unrealized gains (losses) on investments	(0.06)	8.32	(0.56)	(0.20)	3.26	3.60
Total from investment operations	(0.08)	8.30	(0.51)	(0.11)	3.31	3.61
Distributions to shareholders from
Net investment income	0.00	0.00	(0.08)	0.00	0.00	0.00
Net realized gains	(4.24)	(1.05)	(2.64)	(3.30)	(2.54)	(0.83)
Total distributions to shareholders	(4.24)	(1.05)	(2.72)	(3.30)	(2.54)	(0.83)
Net asset value, end of period	$22.09	$26.41	$19.16	$22.39	$25.80	$25.03
Total return[2]	(1.21)%	44.37%	(3.10)%	1.31%	14.12%	16.56%
Ratios to average net assets (annualized)
Gross expenses	0.82%	0.82%	0.84%	0.83%	0.82%	0.82%
Net expenses	0.82%	0.82%	0.83%	0.83%	0.82%	0.82%
Net investment income (loss)	(0.13)%	(0.09)%	0.27%	0.40%	0.20%	0.05%
Supplemental data
Portfolio turnover rate	23%	48%	61%	40%	33%	35%
Net assets, end of period (000s omitted)	$36,363	$35,280	$27,628	$36,069	$36,477	$115,641

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Common Stock Fund  |  19

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Administrator Class	Six months ended March 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$25.63	$18.67	$21.56	$25.04	$24.42	$21.78
Net investment income (loss)	(0.05)	(0.09) [1]	0.00 [1,2]	0.03	(0.01) [1]	(0.06) [1]
Payment from affiliate	0.00	0.00	0.32	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	(0.05)	8.10	(0.54)	(0.21)	3.17	3.53
Total from investment operations	(0.10)	8.01	(0.22)	(0.18)	3.16	3.47
Distributions to shareholders from
Net investment income	0.00	0.00	(0.03)	0.00	0.00	0.00
Net realized gains	(4.24)	(1.05)	(2.64)	(3.30)	(2.54)	(0.83)
Total distributions to shareholders	(4.24)	(1.05)	(2.67)	(3.30)	(2.54)	(0.83)
Net asset value, end of period	$21.29	$25.63	$18.67	$21.56	$25.04	$24.42
Total return[3]	(1.34)%	43.96%	(1.68)% [4]	1.03%	13.84%	16.26%
Ratios to average net assets (annualized)
Gross expenses	1.17%	1.17%	1.17%	1.18%	1.17%	1.17%
Net expenses	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%
Net investment income (loss)	(0.43)%	(0.36)%	0.01%	0.14%	(0.04)%	(0.27)%
Supplemental data
Portfolio turnover rate	23%	48%	61%	40%	33%	35%
Net assets, end of period (000s omitted)	$2,420	$2,918	$2,239	$3,572	$6,141	$6,336

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns for periods of less than one year are not annualized.
[4]	During the year ended September 30, 2020, the Fund received a payment from an affiliate which had a 1.69% impact on the total return.
The accompanying notes are an integral part of these financial statements.

20  |  Allspring Common Stock Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Institutional Class	Six months ended March 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$26.30	$19.09	$22.32	$25.73	$24.97	$22.20
Net investment income (loss)	(0.02) [1]	(0.03) [1]	0.05 [1]	0.08 [1]	0.05 [1]	0.00 [1,2]
Net realized and unrealized gains (losses) on investments	(0.06)	8.29	(0.56)	(0.19)	3.25	3.60
Total from investment operations	(0.08)	8.26	(0.51)	(0.11)	3.30	3.60
Distributions to shareholders from
Net investment income	0.00	0.00	(0.08)	0.00	0.00	0.00
Net realized gains	(4.24)	(1.05)	(2.64)	(3.30)	(2.54)	(0.83)
Total distributions to shareholders	(4.24)	(1.05)	(2.72)	(3.30)	(2.54)	(0.83)
Net asset value, end of period	$21.98	$26.30	$19.09	$22.32	$25.73	$24.97
Total return[3]	(1.22)%	44.32%	(3.13)%	1.31%	14.12%	16.55%
Ratios to average net assets (annualized)
Gross expenses	0.92%	0.92%	0.94%	0.93%	0.92%	0.92%
Net expenses	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Net investment income (loss)	(0.16)%	(0.14)%	0.24%	0.37%	0.21%	0.02%
Supplemental data
Portfolio turnover rate	23%	48%	61%	40%	33%	35%
Net assets, end of period (000s omitted)	$95,610	$98,202	$126,279	$159,426	$172,197	$167,552

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Common Stock Fund  |  21

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Common Stock Fund (the "Fund") which is a diversified series of the Trust.
Effective on November 1, 2021, the sale transaction of Wells Fargo Asset Management ("WFAM") by Wells Fargo & Company to GTCR LLC and Reverence Capital Partners, L.P. was closed. In connection with the closing of the transaction, WFAM became known as Allspring Global Investments (“Allspring”) and various entities that provided services to the Fund changed their names to "Allspring", including Allspring Funds Management, LLC, the investment manager to the Fund, Allspring Global Investments, LLC and Allspring Global Investments (UK) Limited, both registered investment advisers providing subadvisory services to certain funds, and Allspring Funds Distributor, LLC, the Fund's principal underwriter. Consummation of the transaction resulted in a new investment management agreement and subadvisory agreement which became effective on November 1, 2021.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management").
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On March 31, 2022, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.

22  |  Allspring Common Stock Fund

Notes to financial statements (unaudited)
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date.
Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Allspring Common Stock Fund  |  23

Notes to financial statements (unaudited)
As of March 31, 2022, the aggregate cost of all investments for federal income tax purposes was $789,848,304 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$308,335,128
Gross unrealized losses	(60,346,288)
Net unrealized gains	$247,988,840
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$ 7,680,772	$ 0	$0	$ 7,680,772
Consumer discretionary	119,355,960	0	0	119,355,960
Consumer staples	38,819,385	0	0	38,819,385
Financials	108,862,171	0	0	108,862,171
Health care	122,490,034	0	0	122,490,034
Industrials	229,911,999	14,947,853	0	244,859,852
Information technology	196,102,346	0	0	196,102,346
Materials	73,464,812	0	0	73,464,812
Real estate	81,834,704	0	0	81,834,704
Investment companies	10,226,277	0	0	10,226,277
Short-term investments
Investment companies	34,140,831	0	0	34,140,831
Total assets	$1,022,889,291	$14,947,853	$0	$1,037,837,144
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended March 31, 2022, the Fund did not have any transfers into/out of Level 3.

24  |  Allspring Common Stock Fund

Notes to financial statements (unaudited)
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.800%
Next $500 million	0.750
Next $1 billion	0.700
Next $2 billion	0.675
Next $1 billion	0.650
Next $5 billion	0.640
Over $10 billion	0.630
For the six months ended March 31, 2022, the management fee was equivalent to an annual rate of 0.77% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.21%
Class C	0.21
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through January 31, 2023 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the

Allspring Common Stock Fund  |  25

Notes to financial statements (unaudited)
caps may be terminated only with the approval of the Board of Trustees. As of March 31, 2022, the contractual expense caps are as follows:
Expense ratio caps
Class A	1.26%
Class C	2.01
Class R6	0.83
Administrator Class	1.10
Institutional Class	0.85
Distribution fee
The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate of 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended March 31, 2022, Allspring Funds Distributor received $1,044 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended March 31, 2022.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates, and to certain entities that were affiliates of the Fund until November 1, 2021.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended March 31, 2022 were $246,755,846 and $308,003,125, respectively.
6. SECURITIES LENDING TRANSACTIONS
The Fund lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Fund and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Federal Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Allspring Funds Management and is subadvised by Allspring Investments. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser.
In the event of counterparty default or the failure of a borrower to return a loaned security, the Fund has the right to use the collateral to offset any losses incurred. As of March 31, 2022, the Fund had securities lending transactions with the following counterparties which are subject to offset:

26  |  Allspring Common Stock Fund

Notes to financial statements (unaudited)
Counterparty	Value of securities on loan	Collateral received[1]	Net amount
Bank of America Securities Incorporated	$ 2,087,966	$ (2,087,966)	$0
Barclays Capital Incorporated	1,068,473	(1,068,473)	0
Citigroup Global Markets Incorporated	4,075,807	(4,075,807)	0
JPMorgan Securities LLC	10,739,136	(10,739,136)	0
National Financial Services LLC	1,625,811	(1,625,811)	0
1 Collateral received within this table is limited to the collateral for the net transaction with the counterparty.
7. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight bank funding rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended March 31, 2022, there were no borrowings by the Fund under the agreement.
8. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

Allspring Common Stock Fund  |  27

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

28  |  Allspring Common Stock Fund

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 138 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Allspring Common Stock Fund  |  29

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. McKnight Foundation Consultant, November 2020 to February 2021. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Consultant (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

30  |  Allspring Common Stock Fund

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President, Chief Executive Officer and Director of Allspring Funds Management, LLC since 2017 and co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, since 2019. Prior thereto, Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014. In addition, Mr. Owen was an Executive Vice President of Wells Fargo & Company from 2014 to 2021.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Kate McKinley (Born 1977)	Chief Legal Officer, since 2021	Chief Legal Officer of Allspring Global Investments since 2021. Prior thereto, held various roles at State Street Global Advisors beginning in 2010, including serving as Senior Vice President and General Counsel from 2019 to 2021, and Chief Operating Officer of the Institutional Client Group from 2016 - 2019. Prior to working at State Street Global Advisors served as Assistant General Counsel for Bank of America Corporation from 2005 to 2010 and as an Associate at WilmerHale from 2002 to 2005.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Common Stock Fund  |  31

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.
PAR-0522-00054 05-22
SA229/SAR229 03-22

Semi-Annual Report
March 31, 2022
Allspring
Discovery SMID Cap Growth Fund
(formerly, Allspring Discovery Fund)

The views expressed and any forward-looking statements are as of March 31, 2022, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring Discovery SMID Cap Growth Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for Allspring Discovery SMID Cap Growth Fund for the six-month period that ended March 31, 2022. Effective May 2, 2022, the Fund changed its name from Allspring Discovery Fund to Allspring Discovery SMID Cap Growth Fund. Global stocks and bonds broadly declined during a challenging period. Despite progress on a global economic recovery from COVID-19, persistently high inflation, concerns regarding anticipated tightening of central bank monetary policy, and turmoil caused by the Russian invasion of Ukraine all led to a retreat from financial market gains made earlier in 2021. Among major indexes, the U.S. large-cap-dominated S&P 500 Index was an exception in escaping a half-year loss.
For the six-month period, U.S. stocks, based on the S&P 500 Index,1 gained 5.92%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned -3.72%, while the MSCI EM Index (Net) (USD),3 trailed both developed market benchmarks with a return of -8.20%. The Bloomberg U.S. Aggregate Bond Index,4returned -5.92%, the Bloomberg Global Aggregate ex-USD Index (unhedged),5 returned -7.26%, the Bloomberg Municipal Bond Index6 returned -5.55%, and the ICE BofA U.S. High Yield Index,7 lost 3.89%.
Inflationary concerns and the Russian-Ukraine war caused markets to retreat.
Elevated inflation pressures and the ongoing global supply bottleneck continued in October, but strong corporate earnings provided a bright spot in the U.S., the eurozone, and many Asian countries. Government bond yields rose globally as central banks prepared to tighten monetary policy. Commodity prices continued to rise, driven by sharply higher energy costs.
In November, as COVID-19 hospitalizations rose, most major global asset classes declined. Two exceptions were U.S. investment-grade bonds and Treasury Inflation-Protected Securities. President Biden signed a long-awaited $550 billion infrastructure bill to upgrade U.S. roads, bridges, and railways. Meanwhile, the Consumer Price Index8, a measure of domestic inflation conditions, jumped to its highest level in 31 years. While the threat of consistently high inflation led the U.S. Federal Reserve (Fed) to discuss a faster pace of tapering, the Omicron strain created uncertainty. Commodities lost ground for the month, driven by sharp declines in oil prices (and energy costs in general) as well as precious metals.
“Elevated inflation pressures and the ongoing global supply bottleneck continued in October, but strong corporate earnings provided a bright spot in the U.S., the eurozone, and many Asian countries.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2022. ICE Data Indices, LLC. All rights reserved.
[8]	The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.

2  |  Allspring Discovery SMID Cap Growth Fund

Letter to shareholders (unaudited)
Global volatility lessened in December as data indicated a lower risk of severe disease and death from the Omicron variant. Even so, several countries introduced restrictions on travel and hospitality, among other sectors, in an effort to reduce the spread. In the U.S., data indicated a stable economy overall, with robust corporate earnings. Consumer spending potential looked strong heading into 2022 on elevated household savings and the lowest household debt ratio since 1973. U.S. corporate and high-yield bonds had monthly gains while Treasuries declined. Bonds were strongly affected by the projection of three 25-basis-point (bp; 100 bps equal 1.00%) policy rate hikes in 2022 by senior Federal Open Market Committee members, up from previous projections of just one hike.
In January 2022, the main focus was on potential U.S. interest rate hikes and the Russia-Ukraine conflict. The Fed hinted that a March interest rate hike was likely. Meanwhile, Russia threatened a potential invasion of Ukraine, which could disrupt Russia’s massive energy supplies and drive demand from non-Russian oil-producing countries. Elsewhere overseas, Europe saw food and energy prices spike, leading to rising inflation. Within fixed income, corporate bonds struggled in January, underperforming government bonds, as investors focused on continued elevated inflation and ongoing uncertainty over the U.S. monetary path.
The Russian invasion of Ukraine dominated the financial world in February and March. Equity, bond, and commodities markets were shaken by fear, uncertainty, and an upending of demand-supply dynamics. Major global stock indexes were down in February, along with global bonds overall, with ongoing high levels of volatility in March along with mixed results that favored U.S. large-cap stocks. Prices of commodities spiked, including crude oil, natural gas, wheat, and precious metals, on elevated concerns of supply shortages. All of this fed already-high inflation concerns and added to expectations of more aggressive central bank interest rate hikes. Sweeping sanctions against Russia and corporate pullouts contributed to market volatility. Despite the geopolitical turmoil, the U.S. economic outlook remained largely unchanged, with a healthy job market and signs of economic resilience accompanying higher prices.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Information on transaction closing.
On November 1, 2021, GTCR LLC and Reverence Capital Partners, L.P. announced the beginning of Allspring Global Investments™ with the close of the transaction to acquire Wells Fargo Funds Management, LLC; Wells Capital Management LLC; Galliard Capital Management LLC.; Wells Fargo Asset Management (International) Ltd.; Wells Fargo Asset Management Luxembourg S.A.; and Wells Fargo Funds Distributor, LLC, as well as Wells Fargo Bank, N.A.’s business of acting as trustee to its collective investment trusts and all related Wells Fargo Asset Management legal entities. The transaction closed on November 1, 2021, forming Allspring Global Investments, a privately held asset management firm with $451 billion in AUM1 as of March 31, 2022.
“ The Russian invasion of Ukraine dominated the financial world in February and March. Equity, bond, and commodities markets were shaken by fear, uncertainty, and an upending of demand-supply dynamics.”

[1]	Figures are as of March 31, 2022, unless otherwise noted. Please note that the assets under management figures provided have been adjusted to eliminate any duplication of reporting among assets directed by multiple investment teams and includes $91.2B from Galliard Capital Management ($74.7B stable value; $16.5B fixed income), an investment advisor that is not part of the Allspring trade name/GIPS firm.

Allspring Discovery SMID Cap Growth Fund  |  3

Letter to shareholders (unaudited)
For further information about your Fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
Allspring Global Investments™ is a leading independent asset management firm with a full breadth of investment capabilities across diverse asset classes, serving the needs of its institutional and wealth management clients around the world. Allspring operates across 18 offices globally supported by more than 480 investment professionals. Allspring and its investment teams provide a broad range of differentiated investment products and solutions to help its diverse range of clients meet their investment objectives.
As part of this transition, all mutual funds within the Wells Fargo Funds family were rebranded as Allspring Funds. Each individual fund had “Wells Fargo” removed from its fund name and replaced with “Allspring.” The fund name changes went into effect on December 6, 2021.
Allspring Global Investments™ is the trade name for the asset management firm of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds
Notice to Shareholders
Russia launched a large-scale invasion of Ukraine on February 24, 2022. As a result of this military action, the United States and many other countries have instituted various economic sanctions against Russian and Belarus individuals and entities. The situation has led to increased financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities, such as oil and natural gas. The extent and duration of the military action, resulting sanctions imposed, other punitive action taken and the resulting market disruptions cannot be easily predicted.
Our solidarity and support goes out to our impacted employees and the people affected in Ukraine and their families. Allspring has a dedicated team of investment professionals actively monitoring the situation for any new developments and the potential impact to our clients and investment products. As the situation remains fluid, we are focused on the assessment of risks, valuation, and liquidity of impacted securities. Please visit our website at allspringglobal.com and click on “Russia-Ukraine Portfolio Impacts” for further information.
Notice to Shareholders
At a meeting held February 23-24, 2022, the Board of Trustees of the Allspring Funds approved changing the name of the Fund from Allspring Discovery Fund to Allspring Discovery SMID Cap Growth Fund which became effective on May 2, 2022. There was no change to the Fund’s investment process because of the name change.

4  |  Allspring Discovery SMID Cap Growth Fund

This page is intentionally left blank.

Performance highlights (unaudited)
Investment objective	The Fund seeks long-term capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Michael T. Smith, CFA®‡, Christopher J. Warner, CFA®‡

Average annual total returns (%) as of March 31, 2022
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (WFDAX)	7-31-2007	-22.93	12.28	11.34	-18.23	13.61	12.00	1.19	1.19
Class C (WDSCX)	7-31-2007	-19.81	12.78	11.17	-18.81	12.78	11.17	1.94	1.94
Class R6 (WFDRX)[3]	6-28-2013	–	–	–	-17.88	14.11	12.48	0.76	0.76
Administrator Class (WFDDX)	4-8-2005	–	–	–	-18.16	13.71	12.11	1.11	1.11
Institutional Class (WFDSX)	8-31-2006	–	–	–	-17.97	13.98	12.39	0.86	0.86
Russell 2500™ Growth Index[4]	–	–	–	–	-10.12	13.22	12.69	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through January 31, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.22% for Class A, 1.97% for Class C, 0.79% for Class R6, 1.14% for Administrator Class, and 0.89% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.
[4]	The Russell 2500® Growth Index measures the performance of those Russell 2500 companies with higher price/book ratios and higher forecasted growth values. You cannot invest directly in an index.
Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Allspring Discovery SMID Cap Growth Fund

Performance highlights (unaudited)
Ten largest holdings (%) as of March 31, 2022[1]
MongoDB Incorporated	3.87
Bill.com Holdings Incorporated	3.24
Teledyne Technologies Incorporated	2.97
Enphase Energy Incorporated	2.49
Shockwave Medical Incorporated	2.48
Globant SA	2.47
Rexford Industrial Realty Incorporated	2.42
Five9 Incorporated	2.26
Inari Medical Incorporated	2.24
Casella Waste Systems Incorporated Class A	2.19
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.
Sector allocation as of March 31, 2022[1]
[1]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

Allspring Discovery SMID Cap Growth Fund  |  7

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2021 to March 31, 2022.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 10-1-2021	Ending account value 3-31-2022	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$ 770.85	$5.25	1.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$5.99	1.19%
Class C
Actual	$1,000.00	$ 768.25	$8.55	1.94%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.26	$9.75	1.94%
Class R6
Actual	$1,000.00	$ 772.59	$3.40	0.77%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.09	$3.88	0.77%
Administrator Class
Actual	$1,000.00	$ 771.12	$4.86	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.45	$5.54	1.10%
Institutional Class
Actual	$1,000.00	$ 771.98	$3.84	0.87%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.59	$4.38	0.87%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 182 divided by 365 (to reflect the one-half-year period).

8  |  Allspring Discovery SMID Cap Growth Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Shares	Value
Common stocks: 97.42%
Communication services: 6.44%
Entertainment: 1.88%
Roku Incorporated †	84,700	$ 10,610,369
Warner Music Group Corporation Class A	692,100	26,195,985
		36,806,354
Interactive media & services: 4.56%
Bumble Incorporated Class A †	816,863	23,672,690
IAC/InterActiveCorp	247,315	24,800,748
ZoomInfo Technologies Incorporated †	685,457	40,949,201
		89,422,639
Consumer discretionary: 11.04%
Diversified consumer services: 1.17%
Mister Car Wash Incorporated †	1,544,766	22,847,089
Hotels, restaurants & leisure: 2.95%
Chipotle Mexican Grill Incorporated †	25,021	39,583,973
Domino's Pizza Incorporated	44,746	18,212,069
		57,796,042
Internet & direct marketing retail: 4.37%
Etsy Incorporated †	113,018	14,045,877
Global-E Online Limited †	899,300	30,378,354
MercadoLibre Incorporated †	34,632	41,194,071
		85,618,302
Leisure products: 1.58%
Callaway Golf Company †	1,323,591	30,998,501
Textiles, apparel & luxury goods: 0.97%
On Holding AG Class A †«	754,500	19,043,580
Financials: 3.82%
Banks: 1.22%
Silvergate Capital Corporation Class A †	158,995	23,939,877
Capital markets: 1.33%
MarketAxess Holdings Incorporated	76,610	26,062,722
Insurance: 1.27%
Goosehead Insurance Incorporated Class A	315,646	24,800,306
Health care: 26.56%
Biotechnology: 2.87%
Ascendis Pharma AS ADR †	119,147	13,983,092
CRISPR Therapeutics AG †	124,916	7,840,977
Mirati Therapeutics Incorporated †	115,284	9,478,650
ORIC Pharmaceuticals Incorporated †	445,032	2,376,471
Sarepta Therapeutics Incorporated †	101,300	7,913,556
The accompanying notes are an integral part of these financial statements.

Allspring Discovery SMID Cap Growth Fund  |  9

Portfolio of investments—March 31, 2022 (unaudited)

	Shares	Value
Biotechnology (continued)
Turning Point Therapeutics Incorporated †	243,546	$ 6,539,210
Zentalis Pharmaceuticals Incorporated †	174,926	8,071,086
		56,203,042
Health care equipment & supplies: 11.62%
ABIOMED Incorporated †	75,844	25,122,567
DexCom Incorporated †	81,139	41,510,712
Heska Corporation †	127,839	17,677,577
ICU Medical Incorporated †	86,000	19,147,040
Inari Medical Incorporated †	484,240	43,891,514
Insulet Corporation †	119,606	31,861,842
Shockwave Medical Incorporated †	234,165	48,556,454
		227,767,706
Health care providers & services: 3.26%
Amedisys Incorporated †	197,253	33,984,719
Option Care Health Incorporated †	1,046,409	29,885,441
		63,870,160
Health care technology: 2.76%
Doximity Incorporated Class A †	353,460	18,411,731
Inspire Medical Systems Incorporated †	138,800	35,628,572
		54,040,303
Life sciences tools & services: 6.05%
10x Genomics Incorporated Class A †	286,786	21,815,816
Azenta Incorporated	390,000	32,323,200
Bio-Rad Laboratories Incorporated Class A †	47,033	26,490,397
Bio-Techne Corporation	87,700	37,977,608
		118,607,021
Industrials: 13.89%
Aerospace & defense: 2.09%
Axon Enterprise Incorporated †	297,358	40,955,117
Building products: 2.60%
Advanced Drainage Systems Incorporated	276,200	32,815,322
Trex Company Incorporated †	277,468	18,126,984
		50,942,306
Commercial services & supplies: 2.19%
Casella Waste Systems Incorporated Class A †	489,266	42,884,165
Electrical equipment: 1.98%
Generac Holdings Incorporated †	130,801	38,881,905
Professional services: 1.22%
Clarivate plc †	1,424,063	23,867,296
Road & rail: 1.90%
Saia Incorporated †	152,748	37,243,017
Trading companies & distributors: 1.91%
SiteOne Landscape Supply Incorporated †	231,557	37,440,451
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Discovery SMID Cap Growth Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Shares	Value
Information technology: 32.48%
Electronic equipment, instruments & components: 6.68%
Cognex Corporation	469,098	$ 36,190,911
Novanta Incorporated †	256,694	36,524,989
Teledyne Technologies Incorporated †	123,272	58,262,045
		130,977,945
IT services: 9.32%
Globant SA †	184,545	48,363,708
Marqeta Incorporated †	1,107,200	12,223,488
MongoDB Incorporated †	170,963	75,837,477
StoneCo Limited Class A †	794,595	9,296,762
WNS Holdings Limited ADR †	432,023	36,933,646
		182,655,081
Semiconductors & semiconductor equipment: 4.41%
Enphase Energy Incorporated †	241,276	48,684,671
Impinj Incorporated †	291,100	18,496,494
MKS Instruments Incorporated	127,497	19,124,550
		86,305,715
Software: 12.07%
Bill.com Holdings Incorporated †	279,514	63,390,980
Black Knight Incorporated †	434,095	25,173,169
Crowdstrike Holdings Incorporated Class A †	183,054	41,567,902
Five9 Incorporated †	401,006	44,271,062
HubSpot Incorporated †	53,100	25,219,314
Lightspeed Commerce Incorporated †	557,819	16,996,745
Olo Incorporated Class A †	1,492,751	19,778,951
		236,398,123
Real estate: 3.19%
Equity REITs: 3.19%
Equity Lifestyle Properties Incorporated	197,400	15,097,152
Rexford Industrial Realty Incorporated	634,765	47,347,121
		62,444,273
Total Common stocks (Cost $1,577,514,974)		1,908,819,038

		Yield
Short-term investments: 3.82%
Investment companies: 3.82%
Allspring Government Money Market Fund Select Class ♠∞		0.18%	55,676,568	55,676,568
Securities Lending Cash Investments LLC ♠∩∞		0.40	19,210,340	19,210,340
Total Short-term investments (Cost $74,886,908)				74,886,908
Total investments in securities (Cost $1,652,401,882)	101.24%			1,983,705,946
Other assets and liabilities, net	(1.24)			(24,291,524)
Total net assets	100.00%			$1,959,414,422

The accompanying notes are an integral part of these financial statements.

Allspring Discovery SMID Cap Growth Fund  |  11

Portfolio of investments—March 31, 2022 (unaudited)

†	Non-income-earning security
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$47,190,964	$421,206,142	$(412,720,538)	$0	$0	$ 55,676,568	55,676,568	$ 6,876
Securities Lending Cash Investments LLC	40,586,150	268,594,797	(289,970,607)	0	0	19,210,340	19,210,340	14,437 #
				$0	$0	$74,886,908		$21,313

#	Amount shown represents income before fees and rebates.
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Discovery SMID Cap Growth Fund

Statement of assets and liabilities—March 31, 2022 (unaudited)

Assets
Investments in unaffiliated securities (including $18,799,041 of securities loaned), at value (cost $1,577,514,974)	$ 1,908,819,038
Investments in affiliated securities, at value (cost $74,886,908)	74,886,908
Receivable for investments sold	7,533,649
Receivable for Fund shares sold	2,274,814
Receivable for dividends	203,139
Receivable for securities lending income, net	17,511
Total assets	1,993,735,059
Liabilities
Payable upon receipt of securities loaned	19,210,340
Payable for investments purchased	11,398,844
Payable for Fund shares redeemed	1,903,709
Management fee payable	1,189,566
Administration fees payable	209,839
Distribution fee payable	4,323
Trustees’ fees and expenses payable	3,063
Accrued expenses and other liabilities	400,953
Total liabilities	34,320,637
Total net assets	$1,959,414,422
Net assets consist of
Paid-in capital	$ 1,530,348,115
Total distributable earnings	429,066,307
Total net assets	$1,959,414,422
Computation of net asset value and offering price per share
Net assets – Class A	$ 593,908,666
Shares outstanding – Class A1	22,620,056
Net asset value per share – Class A	$26.26
Maximum offering price per share – Class A2	$27.86
Net assets – Class C	$ 7,062,110
Shares outstanding – Class C1	369,814
Net asset value per share – Class C	$19.10
Net assets – Class R6	$ 481,192,623
Shares outstanding – Class R6[1]	15,338,558
Net asset value per share – Class R6	$31.37
Net assets – Administrator Class	$ 121,290,487
Shares outstanding – Administrator Class[1]	4,320,232
Net asset value per share – Administrator Class	$28.07
Net assets – Institutional Class	$ 755,960,536
Shares outstanding – Institutional Class[1]	24,452,464
Net asset value per share – Institutional Class	$30.92
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

Allspring Discovery SMID Cap Growth Fund  |  13

Statement of operations—six months ended March 31, 2022 (unaudited)

Investment income
Dividends	$ 907,683
Securities lending income (including from affiliate), net	154,742
Income from affiliated securities	6,876
Total investment income	1,069,301
Expenses
Management fee	8,886,744
Administration fees
Class A	774,550
Class C	13,145
Class R6	91,756
Administrator Class	104,169
Institutional Class	602,749
Shareholder servicing fees
Class A	922,084
Class C	15,582
Administrator Class	183,422
Distribution fee
Class C	46,679
Custody and accounting fees	51,253
Professional fees	20,381
Registration fees	38,102
Shareholder report expenses	36,645
Trustees’ fees and expenses	10,683
Other fees and expenses	15,139
Total expenses	11,813,083
Less: Fee waivers and/or expense reimbursements
Class A	(52,747)
Class C	(4)
Class R6	(425)
Administrator Class	(34)
Institutional Class	(407)
Net expenses	11,759,466
Net investment loss	(10,690,165)
Realized and unrealized gains (losses) on investments
Net realized gains on investments	163,838,102
Net change in unrealized gains (losses) on investments	(784,683,732)
Net realized and unrealized gains (losses) on investments	(620,845,630)
Net decrease in net assets resulting from operations	$(631,535,795)
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Discovery SMID Cap Growth Fund

Statement of changes in net assets

	Six months ended March 31, 2022 (unaudited)		Year ended September 30, 2021
Operations
Net investment loss		$ (10,690,165)		$ (27,464,974)
Net realized gains on investments		163,838,102		696,024,556
Net change in unrealized gains (losses) on investments		(784,683,732)		9,749,768
Net increase (decrease) in net assets resulting from operations		(631,535,795)		678,309,350
Distributions to shareholders from
Net investment income and net realized gains
Class A		(226,994,997)		(46,293,679)
Class C		(5,111,681)		(1,627,880)
Class R6		(165,661,045)		(34,087,214)
Administrator Class		(56,057,581)		(21,096,480)
Institutional Class		(256,462,316)		(50,727,287)
Total distributions to shareholders		(710,287,620)		(153,832,540)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	885,917	28,899,249	2,082,528	97,194,276
Class C	21,516	561,233	62,690	2,371,587
Class R6	2,555,387	97,322,775	5,528,815	289,462,844
Administrator Class	1,188,895	50,728,564	3,045,783	146,419,615
Institutional Class	3,023,257	117,720,641	5,850,906	307,371,577
		295,232,462		842,819,899
Reinvestment of distributions
Class A	6,880,085	220,025,107	1,020,425	44,898,707
Class C	216,385	5,043,951	45,382	1,621,040
Class R6	4,131,760	157,667,968	650,728	32,464,798
Administrator Class	1,638,233	55,994,841	456,861	21,079,565
Institutional Class	6,386,688	240,267,206	976,337	48,231,041
		678,999,073		148,295,151
Payment for shares redeemed
Class A	(3,578,905)	(111,042,770)	(3,761,140)	(175,792,261)
Class C	(335,512)	(7,855,286)	(507,698)	(19,149,861)
Class R6	(5,625,584)	(226,459,634)	(5,193,353)	(275,202,268)
Administrator Class	(2,300,518)	(77,474,039)	(8,667,721)	(417,124,132)
Institutional Class	(5,351,532)	(193,787,350)	(6,806,949)	(356,339,574)
		(616,619,079)		(1,243,608,096)
Net increase (decrease) in net assets resulting from capital share transactions		357,612,456		(252,493,046)
Total increase (decrease) in net assets		(984,210,959)		271,983,764
Net assets
Beginning of period		2,943,625,381		2,671,641,617
End of period		$1,959,414,422		$ 2,943,625,381
The accompanying notes are an integral part of these financial statements.

Allspring Discovery SMID Cap Growth Fund  |  15

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Class A	Six months ended March 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$47.48	$39.95	$33.24	$38.03	$36.47	$29.94
Net investment loss	(0.19) [1]	(0.53)	(0.31)	(0.26)	(0.26)	(0.23)
Net realized and unrealized gains (losses) on investments	(8.42)	10.51	11.37	0.53	7.85	7.17
Total from investment operations	(8.61)	9.98	11.06	0.27	7.59	6.94
Distributions to shareholders from
Net realized gains	(12.61)	(2.45)	(4.35)	(5.06)	(6.03)	(0.41)
Net asset value, end of period	$26.26	$47.48	$39.95	$33.24	$38.03	$36.47
Total return[2]	(22.92)%	25.48%	37.49%	3.81%	23.86%	23.42%
Ratios to average net assets (annualized)
Gross expenses	1.20%	1.19%	1.21%	1.21%	1.20%	1.21%
Net expenses	1.19%	1.18%	1.19%	1.20%	1.20%	1.21%
Net investment loss	(1.10)%	(1.08)%	(0.91)%	(0.77)%	(0.69)%	(0.70)%
Supplemental data
Portfolio turnover rate	33%	51%	53%	71%	67%	73%
Net assets, end of period (000s omitted)	$593,909	$875,257	$762,758	$627,336	$676,930	$607,318

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Discovery SMID Cap Growth Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Class C	Six months ended March 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$38.31	$32.88	$28.27	$33.46	$32.99	$27.32
Net investment loss	(0.25) [1]	(0.70) [1]	(0.45) [1]	(0.41) [1]	(0.46)	(0.42) [1]
Net realized and unrealized gains (losses) on investments	(6.35)	8.58	9.41	0.28	6.96	6.50
Total from investment operations	(6.60)	7.88	8.96	(0.13)	6.50	6.08
Distributions to shareholders from
Net realized gains	(12.61)	(2.45)	(4.35)	(5.06)	(6.03)	(0.41)
Net asset value, end of period	$19.10	$38.31	$32.88	$28.27	$33.46	$32.99
Total return[2]	(23.17)%	24.52%	36.54%	3.01%	22.94%	22.51%
Ratios to average net assets (annualized)
Gross expenses	1.94%	1.94%	1.96%	1.95%	1.95%	1.96%
Net expenses	1.94%	1.94%	1.96%	1.95%	1.95%	1.96%
Net investment loss	(1.86)%	(1.84)%	(1.66)%	(1.51)%	(1.45)%	(1.45)%
Supplemental data
Portfolio turnover rate	33%	51%	53%	71%	67%	73%
Net assets, end of period (000s omitted)	$7,062	$17,909	$28,509	$30,982	$40,860	$40,070

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Discovery SMID Cap Growth Fund  |  17

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Class R6	Six months ended March 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$54.02	$44.98	$36.76	$41.26	$38.93	$31.80
Net investment loss	(0.14) [1]	(0.35) [1]	(0.18) [1]	(0.12) [1]	(0.10) [1]	(0.08)
Net realized and unrealized gains (losses) on investments	(9.90)	11.84	12.75	0.68	8.46	7.62
Total from investment operations	(10.04)	11.49	12.57	0.56	8.36	7.54
Distributions to shareholders from
Net realized gains	(12.61)	(2.45)	(4.35)	(5.06)	(6.03)	(0.41)
Net asset value, end of period	$31.37	$54.02	$44.98	$36.76	$41.26	$38.93
Total return[2]	(22.74)%	26.01%	38.06%	4.26%	24.39%	23.98%
Ratios to average net assets (annualized)
Gross expenses	0.77%	0.76%	0.78%	0.77%	0.78%	0.78%
Net expenses	0.77%	0.76%	0.78%	0.77%	0.78%	0.78%
Net investment loss	(0.68)%	(0.66)%	(0.50)%	(0.33)%	(0.26)%	(0.27)%
Supplemental data
Portfolio turnover rate	33%	51%	53%	71%	67%	73%
Net assets, end of period (000s omitted)	$481,193	$771,279	$597,851	$405,610	$530,879	$351,268

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

18  |  Allspring Discovery SMID Cap Growth Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Administrator Class	Six months ended March 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$49.83	$41.79	$34.55	$39.27	$37.44	$30.70
Net investment loss	(0.18) [1]	(0.49) [1]	(0.29) [1]	(0.23) [1]	(0.23)	(0.20) [1]
Net realized and unrealized gains (losses) on investments	(8.97)	10.98	11.88	0.57	8.09	7.35
Total from investment operations	(9.15)	10.49	11.59	0.34	7.86	7.15
Distributions to shareholders from
Net realized gains	(12.61)	(2.45)	(4.35)	(5.06)	(6.03)	(0.41)
Net asset value, end of period	$28.07	$49.83	$41.79	$34.55	$39.27	$37.44
Total return[2]	(22.89)%	25.58%	37.61%	3.88%	23.97%	23.52%
Ratios to average net assets (annualized)
Gross expenses	1.10%	1.11%	1.13%	1.13%	1.12%	1.13%
Net expenses	1.10%	1.11%	1.13%	1.13%	1.12%	1.13%
Net investment loss	(1.01)%	(1.01)%	(0.84)%	(0.70)%	(0.62)%	(0.62)%
Supplemental data
Portfolio turnover rate	33%	51%	53%	71%	67%	73%
Net assets, end of period (000s omitted)	$121,290	$189,022	$374,366	$333,814	$353,042	$335,898

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Discovery SMID Cap Growth Fund  |  19

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Institutional Class	Six months ended March 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$53.45	$44.57	$36.50	$41.05	$38.79	$31.72
Net investment loss	(0.15) [1]	(0.40) [1]	(0.21) [1]	(0.15) [1]	(0.18)	(0.13) [1]
Net realized and unrealized gains (losses) on investments	(9.77)	11.73	12.63	0.66	8.47	7.61
Total from investment operations	(9.92)	11.33	12.42	0.51	8.29	7.48
Distributions to shareholders from
Net realized gains	(12.61)	(2.45)	(4.35)	(5.06)	(6.03)	(0.41)
Net asset value, end of period	$30.92	$53.45	$44.57	$36.50	$41.05	$38.79
Total return[2]	(22.80)%	25.91%	37.91%	4.15%	24.25%	23.88%
Ratios to average net assets (annualized)
Gross expenses	0.87%	0.86%	0.88%	0.87%	0.87%	0.88%
Net expenses	0.87%	0.86%	0.88%	0.87%	0.87%	0.88%
Net investment loss	(0.78)%	(0.76)%	(0.58)%	(0.42)%	(0.36)%	(0.37)%
Supplemental data
Portfolio turnover rate	33%	51%	53%	71%	67%	73%
Net assets, end of period (000s omitted)	$755,961	$1,090,159	$908,157	$1,096,888	$1,352,027	$1,157,148

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

20  |  Allspring Discovery SMID Cap Growth Fund

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Discovery SMID Cap Growth Fund (formerly, Allspring Discovery Fund)(the "Fund") which is a diversified series of the Trust.
Effective on November 1, 2021, the sale transaction of Wells Fargo Asset Management ("WFAM") by Wells Fargo & Company to GTCR LLC and Reverence Capital Partners, L.P. was closed. In connection with the closing of the transaction, WFAM became known as Allspring Global Investments (“Allspring”) and various entities that provided services to the Fund changed their names to "Allspring", including Allspring Funds Management, LLC, the investment manager to the Fund, Allspring Global Investments, LLC and Allspring Global Investments (UK) Limited, both registered investment advisers providing subadvisory services to certain funds, and Allspring Funds Distributor, LLC, the Fund's principal underwriter. Consummation of the transaction resulted in a new investment management agreement and subadvisory agreement which became effective on November 1, 2021.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Allspring Discovery SMID Cap Growth Fund  |  21

Notes to financial statements (unaudited)
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund, if any, is included in securities lending income (including from affiliate) (net of fees and rebates) on the Statement of Operations.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of March 31, 2022, the aggregate cost of all investments for federal income tax purposes was $1,647,877,845 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 602,595,618
Gross unrealized losses	(266,767,517)
Net unrealized gains	$ 335,828,101
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

22  |  Allspring Discovery SMID Cap Growth Fund

Notes to financial statements (unaudited)
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$ 126,228,993	$0	$0	$ 126,228,993
Consumer discretionary	216,303,514	0	0	216,303,514
Financials	74,802,905	0	0	74,802,905
Health care	520,488,232	0	0	520,488,232
Industrials	272,214,257	0	0	272,214,257
Information technology	636,336,864	0	0	636,336,864
Real estate	62,444,273	0	0	62,444,273
Short-term investments
Investment companies	74,886,908	0	0	74,886,908
Total assets	$1,983,705,946	$0	$0	$1,983,705,946
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended March 31, 2022, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Allspring Discovery SMID Cap Growth Fund  |  23

Notes to financial statements (unaudited)
Average daily net assets	Management fee
First $500 million	0.800%
Next $500 million	0.750
Next $1 billion	0.700
Next $2 billion	0.675
Next $1 billion	0.650
Next $5 billion	0.640
Over $10 billion	0.630
For the six months ended March 31, 2022, the management fee was equivalent to an annual rate of 0.73% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.45% and declining to 0.35% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.21%
Class C	0.21
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through January 31, 2023 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. As of March 31, 2022, the contractual expense caps are as follows:
Expense ratio caps
Class A	1.22%
Class C	1.97
Class R6	0.79
Administrator Class	1.14
Institutional Class	0.89

24  |  Allspring Discovery SMID Cap Growth Fund

Notes to financial statements (unaudited)
Distribution fee
The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate of 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended March 31, 2022, Allspring Funds Distributor received $5,260 from the sale of Class A shares and $11 in contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class A shares for the six months ended March 31, 2022.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates, and to certain entities that were affiliates of the Fund until November 1, 2021.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended March 31, 2022 were $813,208,471 and $1,129,749,076, respectively.
6. SECURITIES LENDING TRANSACTIONS
The Fund lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Fund and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Federal Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Allspring Funds Management and is subadvised by Allspring Investments. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser.
In the event of counterparty default or the failure of a borrower to return a loaned security, the Fund has the right to use the collateral to offset any losses incurred. As of March 31, 2022, the Fund had securities lending transactions with the following counterparties which are subject to offset:
Counterparty	Value of securities on loan	Collateral received[1]	Net amount
Bank of America Securities Incorporated	$ 364,597	$ (364,597)	$0
Citigroup Global Markets Incorporated	18,434,444	(18,434,444)	0
1 Collateral received within this table is limited to the collateral for the net transaction with the counterparty.
7. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based

Allspring Discovery SMID Cap Growth Fund  |  25

Notes to financial statements (unaudited)
on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight bank funding rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended March 31, 2022, there were no borrowings by the Fund under the agreement.
8. CONCENTRATION RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the health care and information technology sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
9. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

26  |  Allspring Discovery SMID Cap Growth Fund

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Discovery SMID Cap Growth Fund  |  27

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 138 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

28  |  Allspring Discovery SMID Cap Growth Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. McKnight Foundation Consultant, November 2020 to February 2021. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Consultant (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Allspring Discovery SMID Cap Growth Fund  |  29

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President, Chief Executive Officer and Director of Allspring Funds Management, LLC since 2017 and co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, since 2019. Prior thereto, Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014. In addition, Mr. Owen was an Executive Vice President of Wells Fargo & Company from 2014 to 2021.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Kate McKinley (Born 1977)	Chief Legal Officer, since 2021	Chief Legal Officer of Allspring Global Investments since 2021. Prior thereto, held various roles at State Street Global Advisors beginning in 2010, including serving as Senior Vice President and General Counsel from 2019 to 2021, and Chief Operating Officer of the Institutional Client Group from 2016 - 2019. Prior to working at State Street Global Advisors served as Assistant General Counsel for Bank of America Corporation from 2005 to 2010 and as an Associate at WilmerHale from 2002 to 2005.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

30  |  Allspring Discovery SMID Cap Growth Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.
PAR-0522-00055 05-22
SA230/SAR230 03-22

Semi-Annual Report
March 31, 2022
Allspring
Discovery Mid Cap Growth Fund
(formerly, Allspring Enterprise Fund)

The views expressed and any forward-looking statements are as of March 31, 2022, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring Discovery Mid Cap Growth Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for Allspring Discovery Mid Cap Growth Fund for the six-month period that ended March 31, 2022.  Global stocks and bonds broadly declined during a challenging period. Despite progress on a global economic recovery from COVID-19, persistently high inflation, concerns regarding anticipated tightening of central bank monetary policy, and turmoil caused by the Russian invasion of Ukraine all led to a retreat from financial market gains made earlier in 2021. Among major indexes, the U.S. large-cap-dominated S&P 500 Index was an exception in escaping a half-year loss.
For the six-month period, U.S. stocks, based on the S&P 500 Index,1 gained 5.92%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned -3.72%, while the MSCI EM Index (Net) (USD),3 trailed both developed market benchmarks with a return of -8.20%. The Bloomberg U.S. Aggregate Bond Index,4returned -5.92%, the Bloomberg Global Aggregate ex-USD Index (unhedged),5 returned -7.26%, the Bloomberg Municipal Bond Index6 returned -5.55%, and the ICE BofA U.S. High Yield Index,7 lost 3.89%.
Inflationary concerns and the Russian-Ukraine war caused markets to retreat.
Elevated inflation pressures and the ongoing global supply bottleneck continued in October, but strong corporate earnings provided a bright spot in the U.S., the eurozone, and many Asian countries. Government bond yields rose globally as central banks prepared to tighten monetary policy. Commodity prices continued to rise, driven by sharply higher energy costs.
In November, as COVID-19 hospitalizations rose, most major global asset classes declined. Two exceptions were U.S. investment-grade bonds and Treasury Inflation-Protected Securities. President Biden signed a long-awaited $550 billion infrastructure bill to upgrade U.S. roads, bridges, and railways. Meanwhile, the Consumer Price Index8, a measure of domestic inflation conditions, jumped to its highest level in 31 years. While the threat of consistently high inflation led the U.S. Federal Reserve (Fed) to discuss a faster pace of tapering, the Omicron strain created uncertainty. Commodities lost ground for the month, driven by sharp declines in oil prices (and energy costs in general) as well as precious metals.
“Elevated inflation pressures and the ongoing global supply bottleneck continued in October, but strong corporate earnings provided a bright spot in the U.S., the eurozone, and many Asian countries.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2022. ICE Data Indices, LLC. All rights reserved.
[8]	The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.

2  |  Allspring Discovery Mid Cap Growth Fund

Letter to shareholders (unaudited)
Global volatility lessened in December as data indicated a lower risk of severe disease and death from the Omicron variant. Even so, several countries introduced restrictions on travel and hospitality, among other sectors, in an effort to reduce the spread. In the U.S., data indicated a stable economy overall, with robust corporate earnings. Consumer spending potential looked strong heading into 2022 on elevated household savings and the lowest household debt ratio since 1973. U.S. corporate and high-yield bonds had monthly gains while Treasuries declined. Bonds were strongly affected by the projection of three 25-basis-point (bp; 100 bps equal 1.00%) policy rate hikes in 2022 by senior Federal Open Market Committee members, up from previous projections of just one hike.
In January 2022, the main focus was on potential U.S. interest rate hikes and the Russia-Ukraine conflict. The Fed hinted that a March interest rate hike was likely. Meanwhile, Russia threatened a potential invasion of Ukraine, which could disrupt Russia’s massive energy supplies and drive demand from non-Russian oil-producing countries. Elsewhere overseas, Europe saw food and energy prices spike, leading to rising inflation. Within fixed income, corporate bonds struggled in January, underperforming government bonds, as investors focused on continued elevated inflation and ongoing uncertainty over the U.S. monetary path.
The Russian invasion of Ukraine dominated the financial world in February and March. Equity, bond, and commodities markets were shaken by fear, uncertainty, and an upending of demand-supply dynamics. Major global stock indexes were down in February, along with global bonds overall, with ongoing high levels of volatility in March along with mixed results that favored U.S. large-cap stocks. Prices of commodities spiked, including crude oil, natural gas, wheat, and precious metals, on elevated concerns of supply shortages. All of this fed already-high inflation concerns and added to expectations of more aggressive central bank interest rate hikes. Sweeping sanctions against Russia and corporate pullouts contributed to market volatility. Despite the geopolitical turmoil, the U.S. economic outlook remained largely unchanged, with a healthy job market and signs of economic resilience accompanying higher prices.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Information on transaction closing.
On November 1, 2021, GTCR LLC and Reverence Capital Partners, L.P. announced the beginning of Allspring Global Investments™ with the close of the transaction to acquire Wells Fargo Funds Management, LLC; Wells Capital Management LLC; Galliard Capital Management LLC.; Wells Fargo Asset Management (International) Ltd.; Wells Fargo Asset Management Luxembourg S.A.; and Wells Fargo Funds Distributor, LLC, as well as Wells Fargo Bank, N.A.’s business of acting as trustee to its collective investment trusts and all related Wells Fargo Asset Management legal entities. The transaction closed on November 1, 2021, forming Allspring Global Investments, a privately held asset management firm with $451 billion in AUM1 as of March 31, 2022.
“ The Russian invasion of Ukraine dominated the financial world in February and March. Equity, bond, and commodities markets were shaken by fear, uncertainty, and an upending of demand-supply dynamics.”

[1]	Figures are as of March 31, 2022, unless otherwise noted. Please note that the assets under management figures provided have been adjusted to eliminate any duplication of reporting among assets directed by multiple investment teams and includes $91.2B from Galliard Capital Management ($74.7B stable value; $16.5B fixed income), an investment advisor that is not part of the Allspring trade name/GIPS firm.

Allspring Discovery Mid Cap Growth Fund  |  3

Letter to shareholders (unaudited)
For further information about your Fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
Allspring Global Investments™ is a leading independent asset management firm with a full breadth of investment capabilities across diverse asset classes, serving the needs of its institutional and wealth management clients around the world. Allspring operates across 18 offices globally supported by more than 480 investment professionals. Allspring and its investment teams provide a broad range of differentiated investment products and solutions to help its diverse range of clients meet their investment objectives.
As part of this transition, all mutual funds within the Wells Fargo Funds family were rebranded as Allspring Funds. Each individual fund had “Wells Fargo” removed from its fund name and replaced with “Allspring.” The fund name changes went into effect on December 6, 2021.
Allspring Global Investments™ is the trade name for the asset management firm of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds
Notice to Shareholders
Russia launched a large-scale invasion of Ukraine on February 24, 2022. As a result of this military action, the United States and many other countries have instituted various economic sanctions against Russian and Belarus individuals and entities. The situation has led to increased financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities, such as oil and natural gas. The extent and duration of the military action, resulting sanctions imposed, other punitive action taken and the resulting market disruptions cannot be easily predicted.
Our solidarity and support goes out to our impacted employees and the people affected in Ukraine and their families. Allspring has a dedicated team of investment professionals actively monitoring the situation for any new developments and the potential impact to our clients and investment products. As the situation remains fluid, we are focused on the assessment of risks, valuation, and liquidity of impacted securities. Please visit our website at allspringglobal.com and click on “Russia-Ukraine Portfolio Impacts” for further information.
Notice to Shareholders
At a meeting held February 23-24, 2022, the Board of Trustees of the Allspring Funds approved changing the name of the Fund from Allspring Enterprise Fund to Allspring Discovery Mid Cap Growth Fund which became effective on May 2, 2022. There was no change to the Fund’s investment process because of the name change.

4  |  Allspring Discovery Mid Cap Growth Fund

This page is intentionally left blank.

Performance highlights (unaudited)
Investment objective	The Fund seeks long-term capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Michael T. Smith, CFA®‡, Christopher J. Warner, CFA®‡

Average annual total returns (%) as of March 31, 2022
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (SENAX)	2-24-2000	-17.09	14.09	11.90	-12.03	15.45	12.57	1.21	1.18
Class C (WENCX)	3-31-2008	-13.68	14.58	11.73	-12.68	14.58	11.73	1.96	1.93
Class R6 (WENRX)[3]	10-31-2014	–	–	–	-11.68	15.89	12.98	0.78	0.78
Administrator Class (SEPKX)	8-30-2002	–	–	–	-11.96	15.54	12.67	1.13	1.10
Institutional Class (WFEIX)	6-30-2003	–	–	–	-11.74	15.82	12.94	0.88	0.85
Russell Midcap® Growth Index[4]	–	–	–	–	-0.89	15.10	13.52	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through January 31, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.18% for Class A, 1.93% for Class C, 0.80% for Class R6, 1.10% for Administrator Class, and 0.85% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.
[4]	The Russell Midcap® Growth Index measures the performance of those Russell Midcap companies with higher price/book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth index. You cannot invest directly in an index.
Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Allspring Discovery Mid Cap Growth Fund

Performance highlights (unaudited)
Ten largest holdings (%) as of March 31, 2022[1]
Cadence Design Systems Incorporated	4.29
DexCom Incorporated	3.75
Chipotle Mexican Grill Incorporated	3.54
Crowdstrike Holdings Incorporated Class A	3.36
MongoDB Incorporated	3.18
Bill.com Holdings Incorporated	2.87
Teledyne Technologies Incorporated	2.86
Datadog Incorporated Class A	2.81
Waste Connections Incorporated	2.71
Generac Holdings Incorporated	2.37
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.
Sector allocation as of March 31, 2022[1]
[1]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

Allspring Discovery Mid Cap Growth Fund  |  7

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2021 to March 31, 2022.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 10-1-2021	Ending account value 3-31-2022	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$ 794.42	$5.19	1.16%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.15	$5.84	1.16%
Class C
Actual	$1,000.00	$ 791.45	$8.62	1.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.31	$9.70	1.93%
Class R6
Actual	$1,000.00	$ 795.97	$3.54	0.79%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.99	$3.98	0.79%
Administrator Class
Actual	$1,000.00	$ 794.70	$4.88	1.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.50	$5.49	1.09%
Institutional Class
Actual	$1,000.00	$ 795.62	$3.81	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.69	$4.28	0.85%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 182 divided by 365 (to reflect the one-half-year period).

8  |  Allspring Discovery Mid Cap Growth Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Shares	Value
Common stocks: 99.83%
Communication services: 7.17%
Entertainment: 2.74%
Roku Incorporated †	64,280	$ 8,052,356
Spotify Technology †	105,983	16,005,553
		24,057,909
Interactive media & services: 4.43%
Match Group Incorporated †	184,617	20,075,253
ZoomInfo Technologies Incorporated †	314,732	18,802,090
		38,877,343
Consumer discretionary: 12.87%
Automobiles: 1.36%
Ferrari NV	54,649	11,918,400
Hotels, restaurants & leisure: 4.54%
Chipotle Mexican Grill Incorporated †	19,615	31,031,518
Domino's Pizza Incorporated	21,700	8,832,117
		39,863,635
Internet & direct marketing retail: 3.23%
Global-E Online Limited †	317,100	10,711,638
MercadoLibre Incorporated †	14,804	17,609,062
		28,320,700
Leisure products: 1.41%
Callaway Golf Company †	527,396	12,351,614
Textiles, apparel & luxury goods: 2.33%
lululemon athletica Incorporated †	56,134	20,501,821
Financials: 1.45%
Capital markets: 1.45%
MarketAxess Holdings Incorporated	37,347	12,705,449
Health care: 20.99%
Health care equipment & supplies: 11.34%
ABIOMED Incorporated †	43,590	14,438,752
Align Technology Incorporated †	35,203	15,348,507
DexCom Incorporated †	64,235	32,862,626
Inari Medical Incorporated †	193,136	17,505,847
Insulet Corporation †	72,539	19,323,664
		99,479,396
Health care providers & services: 1.40%
Centene Corporation †	145,900	12,283,321
Health care technology: 2.44%
Doximity Incorporated Class A †	157,187	8,187,871
Inspire Medical Systems Incorporated †	51,400	13,193,866
		21,381,737
The accompanying notes are an integral part of these financial statements.

Allspring Discovery Mid Cap Growth Fund  |  9

Portfolio of investments—March 31, 2022 (unaudited)

	Shares	Value
Life sciences tools & services: 5.81%
10x Genomics Incorporated Class A †	113,954	$ 8,668,481
Azenta Incorporated	172,058	14,260,167
Bio-Rad Laboratories Incorporated Class A †	21,787	12,271,092
Bio-Techne Corporation	36,500	15,805,960
		51,005,700
Industrials: 13.70%
Aerospace & defense: 1.89%
Axon Enterprise Incorporated †	120,540	16,601,974
Commercial services & supplies: 2.71%
Waste Connections Incorporated	170,229	23,780,991
Electrical equipment: 2.37%
Generac Holdings Incorporated †	70,050	20,823,063
Professional services: 3.56%
Clarivate plc †	726,816	12,181,436
Equifax Incorporated	80,323	19,044,583
		31,226,019
Road & rail: 1.66%
Saia Incorporated †	59,520	14,512,166
Trading companies & distributors: 1.51%
SiteOne Landscape Supply Incorporated †	81,836	13,232,063
Information technology: 41.52%
Electronic equipment, instruments & components: 6.49%
Cognex Corporation	184,547	14,237,801
Teledyne Technologies Incorporated †	52,962	25,031,430
Zebra Technologies Corporation Class A †	42,668	17,651,752
		56,920,983
IT services: 10.10%
Adyen NV ADR †«	586,700	11,599,059
Globant SA †	48,300	12,657,981
MongoDB Incorporated †	62,963	27,929,757
Snowflake Incorporated Class A †	49,205	11,274,342
Square Incorporated Class A †	110,596	14,996,818
Twilio Incorporated Class A †	61,549	10,143,891
		88,601,848
Semiconductors & semiconductor equipment: 3.39%
Advanced Micro Devices Incorporated †	130,784	14,299,923
Micron Technology Incorporated	198,105	15,430,398
		29,730,321
Software: 21.54%
Atlassian Corporation plc Class A †	51,676	15,183,959
Bill.com Holdings Incorporated †	111,026	25,179,587
Black Knight Incorporated †	178,568	10,355,158
Cadence Design Systems Incorporated †	229,037	37,667,425
Crowdstrike Holdings Incorporated Class A †	129,814	29,478,163
Datadog Incorporated Class A †	162,946	24,681,431
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Discovery Mid Cap Growth Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Shares	Value
Software (continued)
Five9 Incorporated †	166,759	$ 18,410,194
HubSpot Incorporated †	24,100	11,446,054
Lightspeed Commerce Incorporated †«	178,289	5,432,466
Unity Software Incorporated †	112,768	11,187,713
		189,022,150
Real estate: 2.13%
Equity REITs: 2.13%
SBA Communications Corporation	54,400	18,719,040
Total Common stocks (Cost $650,046,643)		875,917,643

		Yield
Short-term investments: 0.69%
Investment companies: 0.69%
Allspring Government Money Market Fund Select Class ♠∞		0.18%	2,656,716	2,656,716
Securities Lending Cash Investments LLC ♠∩∞		0.40	3,405,650	3,405,650
Total Short-term investments (Cost $6,062,366)				6,062,366
Total investments in securities (Cost $656,109,009)	100.52%			881,980,009
Other assets and liabilities, net	(0.52)			(4,543,674)
Total net assets	100.00%			$877,436,335

†	Non-income-earning security
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$ 5,682,216	$142,044,704	$(145,070,204)	$0	$0	$ 2,656,716	2,656,716	$ 1,753
Securities Lending Cash Investments LLC	20,181,275	45,255,700	(62,031,325)	0	0	3,405,650	3,405,650	1,766 #
				$0	$0	$6,062,366		$3,519

#	Amount shown represents income before fees and rebates.
The accompanying notes are an integral part of these financial statements.

Allspring Discovery Mid Cap Growth Fund  |  11

Statement of assets and liabilities—March 31, 2022 (unaudited)

Assets
Investments in unaffiliated securities (including $3,344,261 of securities loaned), at value (cost $650,046,643)	$ 875,917,643
Investments in affiliated securities, at value (cost $6,062,366)	6,062,366
Receivable for Fund shares sold	41,603
Receivable for dividends	15,030
Receivable for securities lending income, net	285
Prepaid expenses and other assets	88,999
Total assets	882,125,926
Liabilities
Payable upon receipt of securities loaned	3,405,650
Management fee payable	494,017
Payable for Fund shares redeemed	388,153
Administration fees payable	135,078
Trustees’ fees and expenses payable	2,344
Distribution fee payable	1,091
Accrued expenses and other liabilities	263,258
Total liabilities	4,689,591
Total net assets	$877,436,335
Net assets consist of
Paid-in capital	$ 627,349,998
Total distributable earnings	250,086,337
Total net assets	$877,436,335
Computation of net asset value and offering price per share
Net assets – Class A	$ 741,252,734
Shares outstanding – Class A1	14,470,679
Net asset value per share – Class A	$51.22
Maximum offering price per share – Class A2	$54.34
Net assets – Class C	$ 1,881,838
Shares outstanding – Class C1	46,755
Net asset value per share – Class C	$40.25
Net assets – Class R6	$ 72,851,355
Shares outstanding – Class R6[1]	1,201,645
Net asset value per share – Class R6	$60.63
Net assets – Administrator Class	$ 5,816,627
Shares outstanding – Administrator Class[1]	104,310
Net asset value per share – Administrator Class	$55.76
Net assets – Institutional Class	$ 55,633,781
Shares outstanding – Institutional Class[1]	923,182
Net asset value per share – Institutional Class	$60.26
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Discovery Mid Cap Growth Fund

Statement of operations—six months ended March 31, 2022 (unaudited)

Investment income
Dividends (net of foreign withholdings taxes of $11,833)	$ 358,047
Income from affiliated securities	15,337
Total investment income	373,384
Expenses
Management fee	3,813,987
Administration fees
Class A	917,907
Class C	2,316
Class R6	12,789
Administrator Class	6,251
Institutional Class	43,530
Shareholder servicing fees
Class A	1,092,746
Class C	2,736
Administrator Class	11,198
Distribution fee
Class C	8,201
Custody and accounting fees	25,129
Professional fees	25,464
Registration fees	31,631
Shareholder report expenses	27,026
Trustees’ fees and expenses	10,680
Other fees and expenses	12,015
Total expenses	6,043,606
Less: Fee waivers and/or expense reimbursements
Fund-level	(57,638)
Class A	(201,013)
Class C	(199)
Administrator Class	(726)
Institutional Class	(6,662)
Net expenses	5,777,368
Net investment loss	(5,403,984)
Realized and unrealized gains (losses) on investments
Net realized gains on investments	30,453,547
Net change in unrealized gains (losses) on investments	(259,973,879)
Net realized and unrealized gains (losses) on investments	(229,520,332)
Net decrease in net assets resulting from operations	$(234,924,316)
The accompanying notes are an integral part of these financial statements.

Allspring Discovery Mid Cap Growth Fund  |  13

Statement of changes in net assets

	Six months ended March 31, 2022 (unaudited)		Year ended September 30, 2021
Operations
Net investment loss		$ (5,403,984)		$ (11,537,800)
Net realized gains on investments		30,453,547		185,874,437
Net change in unrealized gains (losses) on investments		(259,973,879)		107,974,823
Net increase (decrease) in net assets resulting from operations		(234,924,316)		282,311,460
Distributions to shareholders from
Net investment income and net realized gains
Class A		(144,445,304)		(82,781,779)
Class C		(442,606)		(233,168)
Class R6		(12,175,959)		(6,340,447)
Administrator Class		(1,511,423)		(384,491)
Institutional Class		(9,781,443)		(6,296,069)
Total distributions to shareholders		(168,356,735)		(96,035,954)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	151,135	10,106,453	302,878	22,132,413
Class C	6,491	322,801	13,961	852,693
Class R6	84,757	6,169,693	155,238	13,159,724
Administrator Class	39,553	2,856,970	93,109	7,399,371
Institutional Class	132,509	9,382,289	270,177	22,481,150
		28,838,206		66,025,351
Reinvestment of distributions
Class A	2,181,619	136,874,615	1,158,617	78,565,767
Class C	8,761	432,892	4,081	228,661
Class R6	158,244	11,736,955	78,532	6,125,450
Administrator Class	21,525	1,469,697	5,171	376,713
Institutional Class	125,545	9,257,639	76,277	5,922,914
		159,771,798		91,219,505
Payment for shares redeemed
Class A	(886,235)	(53,851,777)	(1,110,134)	(80,557,204)
Class C	(8,696)	(429,282)	(18,934)	(1,146,028)
Class R6	(118,100)	(7,837,277)	(139,179)	(11,477,591)
Administrator Class	(89,172)	(5,486,868)	(27,224)	(2,158,777)
Institutional Class	(232,676)	(16,422,774)	(380,908)	(31,574,560)
		(84,027,978)		(126,914,160)
Net increase in net assets resulting from capital share transactions		104,582,026		30,330,696
Total increase (decrease) in net assets		(298,699,025)		216,606,202
Net assets
Beginning of period		1,176,135,360		959,529,158
End of period		$ 877,436,335		$1,176,135,360
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Discovery Mid Cap Growth Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Class A	Six months ended March 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$76.01	$64.21	$49.98	$52.96	$48.80	$41.94
Net investment loss	(0.34) [1]	(0.77) [1]	(0.41) [1]	(0.29)	(0.31)	(0.25)
Net realized and unrealized gains (losses) on investments	(13.22)	19.17	17.93	3.05	9.66	8.94
Total from investment operations	(13.56)	18.40	17.52	2.76	9.35	8.69
Distributions to shareholders from
Net realized gains	(11.23)	(6.60)	(3.29)	(5.74)	(5.19)	(1.83)
Net asset value, end of period	$51.22	$76.01	$64.21	$49.98	$52.96	$48.80
Total return[2]	(20.56)%	29.90%	37.19%	8.00%	20.83%	21.55%
Ratios to average net assets (annualized)
Gross expenses	1.22%	1.21%	1.24%	1.25%	1.25%	1.26%
Net expenses	1.16%	1.17%	1.16%	1.18%	1.18%	1.18%
Net investment loss	(1.09)%	(1.06)%	(0.79)%	(0.59)%	(0.61)%	(0.55)%
Supplemental data
Portfolio turnover rate	24%	41%	62%	50%	62%	75%
Net assets, end of period (000s omitted)	$741,253	$990,030	$813,725	$649,106	$655,338	$591,002

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Discovery Mid Cap Growth Fund  |  15

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Class C	Six months ended March 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$62.41	$54.11	$42.93	$46.74	$43.95	$38.23
Net investment loss	(0.46) [1]	(1.10) [1]	(0.68) [1]	(0.52) [1]	(0.60) [1]	(0.85)
Net realized and unrealized gains (losses) on investments	(10.47)	16.00	15.15	2.45	8.58	8.40
Total from investment operations	(10.93)	14.90	14.47	1.93	7.98	7.55
Distributions to shareholders from
Net realized gains	(11.23)	(6.60)	(3.29)	(5.74)	(5.19)	(1.83)
Net asset value, end of period	$40.25	$62.41	$54.11	$42.93	$46.74	$43.95
Total return[2]	(20.86)%	28.92%	36.13%	7.20%	19.93%	20.66%
Ratios to average net assets (annualized)
Gross expenses	1.96%	1.96%	1.98%	2.00%	2.00%	2.01%
Net expenses	1.93%	1.93%	1.93%	1.93%	1.93%	1.93%
Net investment loss	(1.85)%	(1.82)%	(1.55)%	(1.29)%	(1.37)%	(1.13)%
Supplemental data
Portfolio turnover rate	24%	41%	62%	50%	62%	75%
Net assets, end of period (000s omitted)	$1,882	$2,509	$2,224	$2,513	$7,629	$8,898

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Discovery Mid Cap Growth Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Class R6	Six months ended March 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$87.70	$72.94	$56.15	$58.47	$53.17	$45.37
Net investment loss	(0.26) [1]	(0.57) [1]	(0.25) [1]	(0.11) [1]	(0.13) [1]	(0.08)
Net realized and unrealized gains (losses) on investments	(15.58)	21.93	20.33	3.53	10.62	9.71
Total from investment operations	(15.84)	21.36	20.08	3.42	10.49	9.63
Distributions to shareholders from
Net realized gains	(11.23)	(6.60)	(3.29)	(5.74)	(5.19)	(1.83)
Net asset value, end of period	$60.63	$87.70	$72.94	$56.15	$58.47	$53.17
Total return[2]	(20.40)%	30.41%	37.69%	8.41%	21.30%	22.01%
Ratios to average net assets (annualized)
Gross expenses	0.79%	0.78%	0.81%	0.82%	0.82%	0.82%
Net expenses	0.79%	0.78%	0.80%	0.80%	0.80%	0.80%
Net investment loss	(0.72)%	(0.68)%	(0.43)%	(0.21)%	(0.23)%	(0.17)%
Supplemental data
Portfolio turnover rate	24%	41%	62%	50%	62%	75%
Net assets, end of period (000s omitted)	$72,851	$94,430	$71,641	$52,783	$48,363	$35,923

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Discovery Mid Cap Growth Fund  |  17

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Administrator Class	Six months ended March 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$81.70	$68.54	$53.10	$55.82	$51.12	$43.81
Net investment loss	(0.35) [1]	(0.79) [1]	(0.40) [1]	(0.25) [1]	(0.28) [1]	(0.20) [1]
Net realized and unrealized gains (losses) on investments	(14.36)	20.55	19.13	3.27	10.17	9.34
Total from investment operations	(14.71)	19.76	18.73	3.02	9.89	9.14
Distributions to shareholders from
Net realized gains	(11.23)	(6.60)	(3.29)	(5.74)	(5.19)	(1.83)
Net asset value, end of period	$55.76	$81.70	$68.54	$53.10	$55.82	$51.12
Total return[2]	(20.53)%	30.00%	37.29%	8.06%	20.95%	21.66%
Ratios to average net assets (annualized)
Gross expenses	1.12%	1.13%	1.15%	1.16%	1.16%	1.18%
Net expenses	1.09%	1.10%	1.10%	1.10%	1.10%	1.10%
Net investment loss	(1.03)%	(1.00)%	(0.72)%	(0.51)%	(0.53)%	(0.44)%
Supplemental data
Portfolio turnover rate	24%	41%	62%	50%	62%	75%
Net assets, end of period (000s omitted)	$5,817	$10,818	$4,205	$3,687	$3,687	$3,705

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

18  |  Allspring Discovery Mid Cap Growth Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Institutional Class	Six months ended March 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$87.27	$72.66	$55.97	$58.33	$53.08	$45.32
Net investment loss	(0.28) [1]	(0.62)	(0.28) [1]	(0.14) [1]	(0.15) [1]	(0.09) [1]
Net realized and unrealized gains (losses) on investments	(15.50)	21.83	20.26	3.52	10.59	9.68
Total from investment operations	(15.78)	21.21	19.98	3.38	10.44	9.59
Distributions to shareholders from
Net realized gains	(11.23)	(6.60)	(3.29)	(5.74)	(5.19)	(1.83)
Net asset value, end of period	$60.26	$87.27	$72.66	$55.97	$58.33	$53.08
Total return[2]	(20.44)%	30.31%	37.63%	8.36%	21.24%	21.97%
Ratios to average net assets (annualized)
Gross expenses	0.89%	0.88%	0.91%	0.92%	0.92%	0.93%
Net expenses	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Net investment loss	(0.78)%	(0.74)%	(0.48)%	(0.26)%	(0.29)%	(0.19)%
Supplemental data
Portfolio turnover rate	24%	41%	62%	50%	62%	75%
Net assets, end of period (000s omitted)	$55,634	$78,349	$67,735	$52,296	$48,446	$54,877

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Discovery Mid Cap Growth Fund  |  19

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Discovery Mid Cap Growth Fund (formerly, Allspring Enterprise Fund)(the "Fund") which is a diversified series of the Trust.
Effective on November 1, 2021, the sale transaction of Wells Fargo Asset Management ("WFAM") by Wells Fargo & Company to GTCR LLC and Reverence Capital Partners, L.P. was closed. In connection with the closing of the transaction, WFAM became known as Allspring Global Investments (“Allspring”) and various entities that provided services to the Fund changed their names to "Allspring", including Allspring Funds Management, LLC, the investment manager to the Fund, Allspring Global Investments, LLC and Allspring Global Investments (UK) Limited, both registered investment advisers providing subadvisory services to certain funds, and Allspring Funds Distributor, LLC, the Fund's principal underwriter. Consummation of the transaction resulted in a new investment management agreement and subadvisory agreement which became effective on November 1, 2021.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or

20  |  Allspring Discovery Mid Cap Growth Fund

Notes to financial statements (unaudited)
costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of March 31, 2022, the aggregate cost of all investments for federal income tax purposes was $169,927,655 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$795,188,655
Gross unrealized losses	(83,136,301)
Net unrealized gains	$712,052,354
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Allspring Discovery Mid Cap Growth Fund  |  21

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$ 62,935,252	$0	$0	$ 62,935,252
Consumer discretionary	112,956,170	0	0	112,956,170
Financials	12,705,449	0	0	12,705,449
Health care	184,150,154	0	0	184,150,154
Industrials	120,176,276	0	0	120,176,276
Information technology	364,275,302	0	0	364,275,302
Real estate	18,719,040	0	0	18,719,040
Short-term investments
Investment companies	6,062,366	0	0	6,062,366
Total assets	$881,980,009	$0	$0	$881,980,009
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended March 31, 2022, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.750%
Next $500 million	0.725
Next $1 billion	0.700
Next $2 billion	0.675
Next $1 billion	0.650
Next $5 billion	0.640
Next $2 billion	0.630
Next $4 billion	0.620
Over $16 billion	0.610
For the six months ended March 31, 2022, the management fee was equivalent to an annual rate of 0.73% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.

22  |  Allspring Discovery Mid Cap Growth Fund

Notes to financial statements (unaudited)
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.21%
Class C	0.21
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through January 31, 2023 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. As of March 31, 2022, the contractual expense caps are as follows:
Expense ratio caps
Class A	1.18%
Class C	1.93
Class R6	0.80
Administrator Class	1.10
Institutional Class	0.85
Distribution fee
The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate of 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended March 31, 2022, Allspring Funds Distributor received $3,767 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended March 31, 2022.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates, and to certain entities that were affiliates of the Fund until November 1, 2021.

Allspring Discovery Mid Cap Growth Fund  |  23

Notes to financial statements (unaudited)
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended March 31, 2022 were $252,020,862 and $321,222,234, respectively.
6. SECURITIES LENDING TRANSACTIONS
The Fund lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Fund and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Federal Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Allspring Funds Management and is subadvised by Allspring Investments. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser.
In the event of counterparty default or the failure of a borrower to return a loaned security, the Fund has the right to use the collateral to offset any losses incurred. As of March 31, 2022, the Fund had securities lending transactions with the following counterparties which are subject to offset:
Counterparty	Value of securities on loan	Collateral received[1]	Net amount
Bank of America Securities Incorporated	$3,082,517	$(3,082,517)	$0
UBS Securities LLC	261,744	(261,744)	0
1 Collateral received within this table is limited to the collateral for the net transaction with the counterparty.
7. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight bank funding rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended March 31, 2022, there were no borrowings by the Fund under the agreement.
8. CONCENTRATION RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
9. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

24  |  Allspring Discovery Mid Cap Growth Fund

Notes to financial statements (unaudited)
10. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

Allspring Discovery Mid Cap Growth Fund  |  25

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

26  |  Allspring Discovery Mid Cap Growth Fund

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 138 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Allspring Discovery Mid Cap Growth Fund  |  27

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. McKnight Foundation Consultant, November 2020 to February 2021. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Consultant (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

28  |  Allspring Discovery Mid Cap Growth Fund

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President, Chief Executive Officer and Director of Allspring Funds Management, LLC since 2017 and co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, since 2019. Prior thereto, Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014. In addition, Mr. Owen was an Executive Vice President of Wells Fargo & Company from 2014 to 2021.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Kate McKinley (Born 1977)	Chief Legal Officer, since 2021	Chief Legal Officer of Allspring Global Investments since 2021. Prior thereto, held various roles at State Street Global Advisors beginning in 2010, including serving as Senior Vice President and General Counsel from 2019 to 2021, and Chief Operating Officer of the Institutional Client Group from 2016 - 2019. Prior to working at State Street Global Advisors served as Assistant General Counsel for Bank of America Corporation from 2005 to 2010 and as an Associate at WilmerHale from 2002 to 2005.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Discovery Mid Cap Growth Fund  |  29

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.
PAR-0522-00056 05-22
SA231/SAR231 03-22

Semi-Annual Report
March 31, 2022
Allspring Opportunity Fund

The views expressed and any forward-looking statements are as of March 31, 2022, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring Opportunity Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for Allspring Opportunity Fund for the six-month period that ended March 31, 2022.  Global stocks and bonds broadly declined during a challenging period. Despite progress on a global economic recovery from COVID-19, persistently high inflation, concerns regarding anticipated tightening of central bank monetary policy, and turmoil caused by the Russian invasion of Ukraine all led to a retreat from financial market gains made earlier in 2021. Among major indexes, the U.S. large-cap-dominated S&P 500 Index was an exception in escaping a half-year loss.
For the six-month period, U.S. stocks, based on the S&P 500 Index,1 gained 5.92%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned -3.72%, while the MSCI EM Index (Net) (USD),3 trailed both developed market benchmarks with a return of -8.20%. The Bloomberg U.S. Aggregate Bond Index,4returned -5.92%, the Bloomberg Global Aggregate ex-USD Index (unhedged),5 returned -7.26%, the Bloomberg Municipal Bond Index6 returned -5.55%, and the ICE BofA U.S. High Yield Index,7 lost 3.89%.
Inflationary concerns and the Russian-Ukraine war caused markets to retreat.
Elevated inflation pressures and the ongoing global supply bottleneck continued in October, but strong corporate earnings provided a bright spot in the U.S., the eurozone, and many Asian countries. Government bond yields rose globally as central banks prepared to tighten monetary policy. Commodity prices continued to rise, driven by sharply higher energy costs.
In November, as COVID-19 hospitalizations rose, most major global asset classes declined. Two exceptions were U.S. investment-grade bonds and Treasury Inflation-Protected Securities. President Biden signed a long-awaited $550 billion infrastructure bill to upgrade U.S. roads, bridges, and railways. Meanwhile, the Consumer Price Index8, a measure of domestic inflation conditions, jumped to its highest level in 31 years. While the threat of consistently high inflation led the U.S. Federal Reserve (Fed) to discuss a faster pace of tapering, the Omicron strain created uncertainty. Commodities lost ground for the month, driven by sharp declines in oil prices (and energy costs in general) as well as precious metals.
“Elevated inflation pressures and the ongoing global supply bottleneck continued in October, but strong corporate earnings provided a bright spot in the U.S., the eurozone, and many Asian countries.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2022. ICE Data Indices, LLC. All rights reserved.
[8]	The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.

2  |  Allspring Opportunity Fund

Letter to shareholders (unaudited)
Global volatility lessened in December as data indicated a lower risk of severe disease and death from the Omicron variant. Even so, several countries introduced restrictions on travel and hospitality, among other sectors, in an effort to reduce the spread. In the U.S., data indicated a stable economy overall, with robust corporate earnings. Consumer spending potential looked strong heading into 2022 on elevated household savings and the lowest household debt ratio since 1973. U.S. corporate and high-yield bonds had monthly gains while Treasuries declined. Bonds were strongly affected by the projection of three 25-basis-point (bp; 100 bps equal 1.00%) policy rate hikes in 2022 by senior Federal Open Market Committee members, up from previous projections of just one hike.
In January 2022, the main focus was on potential U.S. interest rate hikes and the Russia-Ukraine conflict. The Fed hinted that a March interest rate hike was likely. Meanwhile, Russia threatened a potential invasion of Ukraine, which could disrupt Russia’s massive energy supplies and drive demand from non-Russian oil-producing countries. Elsewhere overseas, Europe saw food and energy prices spike, leading to rising inflation. Within fixed income, corporate bonds struggled in January, underperforming government bonds, as investors focused on continued elevated inflation and ongoing uncertainty over the U.S. monetary path.
The Russian invasion of Ukraine dominated the financial world in February and March. Equity, bond, and commodities markets were shaken by fear, uncertainty, and an upending of demand-supply dynamics. Major global stock indexes were down in February, along with global bonds overall, with ongoing high levels of volatility in March along with mixed results that favored U.S. large-cap stocks. Prices of commodities spiked, including crude oil, natural gas, wheat, and precious metals, on elevated concerns of supply shortages. All of this fed already-high inflation concerns and added to expectations of more aggressive central bank interest rate hikes. Sweeping sanctions against Russia and corporate pullouts contributed to market volatility. Despite the geopolitical turmoil, the U.S. economic outlook remained largely unchanged, with a healthy job market and signs of economic resilience accompanying higher prices.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Information on transaction closing.
On November 1, 2021, GTCR LLC and Reverence Capital Partners, L.P. announced the beginning of Allspring Global Investments™ with the close of the transaction to acquire Wells Fargo Funds Management, LLC; Wells Capital Management LLC; Galliard Capital Management LLC.; Wells Fargo Asset Management (International) Ltd.; Wells Fargo Asset Management Luxembourg S.A.; and Wells Fargo Funds Distributor, LLC, as well as Wells Fargo Bank, N.A.’s business of acting as trustee to its collective investment trusts and all related Wells Fargo Asset Management legal entities. The transaction closed on November 1, 2021, forming Allspring Global Investments, a privately held asset management firm with $451 billion in AUM1 as of March 31, 2022.
“ The Russian invasion of Ukraine dominated the financial world in February and March. Equity, bond, and commodities markets were shaken by fear, uncertainty, and an upending of demand-supply dynamics.”

[1]	Figures are as of March 31, 2022, unless otherwise noted. Please note that the assets under management figures provided have been adjusted to eliminate any duplication of reporting among assets directed by multiple investment teams and includes $91.2B from Galliard Capital Management ($74.7B stable value; $16.5B fixed income), an investment advisor that is not part of the Allspring trade name/GIPS firm.

Allspring Opportunity Fund  |  3

Letter to shareholders (unaudited)
For further information about your Fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
Allspring Global Investments™ is a leading independent asset management firm with a full breadth of investment capabilities across diverse asset classes, serving the needs of its institutional and wealth management clients around the world. Allspring operates across 18 offices globally supported by more than 480 investment professionals. Allspring and its investment teams provide a broad range of differentiated investment products and solutions to help its diverse range of clients meet their investment objectives.
As part of this transition, all mutual funds within the Wells Fargo Funds family were rebranded as Allspring Funds. Each individual fund had “Wells Fargo” removed from its fund name and replaced with “Allspring.” The fund name changes went into effect on December 6, 2021.
Allspring Global Investments™ is the trade name for the asset management firm of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds
Notice to Shareholders
Russia launched a large-scale invasion of Ukraine on February 24, 2022. As a result of this military action, the United States and many other countries have instituted various economic sanctions against Russian and Belarus individuals and entities. The situation has led to increased financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities, such as oil and natural gas. The extent and duration of the military action, resulting sanctions imposed, other punitive action taken and the resulting market disruptions cannot be easily predicted.
Our solidarity and support goes out to our impacted employees and the people affected in Ukraine and their families. Allspring has a dedicated team of investment professionals actively monitoring the situation for any new developments and the potential impact to our clients and investment products. As the situation remains fluid, we are focused on the assessment of risks, valuation, and liquidity of impacted securities. Please visit our website at allspringglobal.com and click on “Russia-Ukraine Portfolio Impacts” for further information.

4  |  Allspring Opportunity Fund

This page is intentionally left blank.

Performance highlights (unaudited)
Investment objective	The Fund seeks long-term capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Kurt Gunderson, Christopher G. Miller, CFA®‡

Average annual total returns (%) as of March 31, 2022
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (SOPVX)	2-24-2000	2.96	12.42	11.44	9.25	13.76	12.10	1.20	1.18
Class C (WFOPX)	3-31-2008	7.47	13.19	11.40	8.47	13.19	11.40	1.95	1.93
Class R6 (WOFRX)[3]	5-29-2020	–	–	–	9.74	14.26	12.61	0.77	0.72
Administrator Class (WOFDX)	8-30-2002	–	–	–	9.45	13.97	12.33	1.12	1.00
Institutional Class (WOFNX)	7-30-2010	–	–	–	9.71	14.25	12.60	0.87	0.75
Russell 3000® Index[4]	–	–	–	–	11.92	15.40	14.28	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through January 31, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.18% for Class A, 1.93% for Class C, 0.72% for Class R6, 1.00% for Administrator Class, and 0.75% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.
[4]	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.
Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Allspring Opportunity Fund

Performance highlights (unaudited)
Ten largest holdings (%) as of March 31, 2022[1]
Apple Incorporated	5.02
Alphabet Incorporated Class C	4.88
Amazon.com Incorporated	4.29
Salesforce.com Incorporated	2.95
Texas Instruments Incorporated	2.68
UnitedHealth Group Incorporated	2.51
Meta Platforms Incorporated Class A	2.48
Teledyne Technologies Incorporated	2.32
MasterCard Incorporated Class A	2.27
Carlisle Companies Incorporated	2.09
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.
Sector allocation as of March 31, 2022[1]
[1]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

Allspring Opportunity Fund  |  7

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2021 to March 31, 2022.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 10-1-2021	Ending account value 3-31-2022	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$ 989.20	$5.75	1.16%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.15	$5.84	1.16%
Class C
Actual	$1,000.00	$ 985.85	$9.21	1.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.66	$9.35	1.86%
Class R6
Actual	$1,000.00	$ 991.48	$3.57	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.34	$3.63	0.72%
Administrator Class
Actual	$1,000.00	$ 990.09	$4.86	0.98%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.04	$4.94	0.98%
Institutional Class
Actual	$1,000.00	$ 991.15	$3.72	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.19	$3.78	0.75%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 182 divided by 365 (to reflect the one-half-year period).

8  |  Allspring Opportunity Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Shares	Value
Common stocks: 98.54%
Communication services: 9.06%
Interactive media & services: 7.36%
Alphabet Incorporated Class C †	34,564	$ 96,536,906
Meta Platforms Incorporated Class A †	221,090	49,161,572
		145,698,478
Wireless telecommunication services: 1.70%
T-Mobile US Incorporated †	262,318	33,668,515
Consumer discretionary: 11.74%
Internet & direct marketing retail: 4.70%
Amazon.com Incorporated †	26,049	84,918,438
Farfetch Limited Class A †	537,632	8,128,996
		93,047,434
Multiline retail: 1.72%
Dollar General Corporation	153,278	34,124,281
Specialty retail: 4.23%
Burlington Stores Incorporated †	130,456	23,765,170
The Home Depot Incorporated	123,351	36,922,655
Ulta Beauty Incorporated †	57,862	23,041,806
		83,729,631
Textiles, apparel & luxury goods: 1.09%
Deckers Outdoor Corporation †	78,763	21,562,947
Consumer staples: 2.82%
Food & staples retailing: 1.57%
Sysco Corporation	381,314	31,134,288
Household products: 1.25%
Church & Dwight Company Incorporated	248,456	24,691,557
Financials: 6.71%
Capital markets: 4.99%
CME Group Incorporated	60,272	14,336,298
Intercontinental Exchange Incorporated	247,054	32,640,774
S&P Global Incorporated	65,431	26,838,488
The Charles Schwab Corporation	295,293	24,896,153
		98,711,713
Insurance: 1.72%
Marsh & McLennan Companies Incorporated	200,125	34,105,303
Health care: 11.59%
Health care equipment & supplies: 4.61%
Boston Scientific Corporation †	768,750	34,047,938
LivaNova plc †	379,066	31,018,971
Medtronic plc	236,709	26,262,864
		91,329,773
The accompanying notes are an integral part of these financial statements.

Allspring Opportunity Fund  |  9

Portfolio of investments—March 31, 2022 (unaudited)

	Shares	Value
Health care providers & services: 2.51%
UnitedHealth Group Incorporated	97,449	$ 49,696,067
Health care technology: 0.50%
Schrodinger Incorporated †	289,748	9,886,202
Life sciences tools & services: 3.97%
Agilent Technologies Incorporated	169,978	22,493,184
Bio-Rad Laboratories Incorporated Class A †	39,388	22,184,503
Thermo Fisher Scientific Incorporated	57,282	33,833,613
		78,511,300
Industrials: 16.48%
Aerospace & defense: 1.30%
MTU Aero Engines AG	111,327	25,747,701
Building products: 3.14%
Carlisle Companies Incorporated	168,549	41,449,570
The AZEK Company Incorporated †	837,857	20,812,368
		62,261,938
Commercial services & supplies: 1.75%
Republic Services Incorporated	260,988	34,580,910
Electrical equipment: 1.49%
Regal Rexnord Corporation	198,041	29,464,540
Machinery: 3.56%
Fortive Corporation	515,905	31,434,092
Ingersoll Rand Incorporated	350,764	17,660,967
SPX Corporation †	432,593	21,374,420
		70,469,479
Professional services: 2.17%
CoStar Group Incorporated †	258,448	17,215,221
Dun & Bradstreet Holdings Incorporated †	1,471,272	25,776,685
		42,991,906
Trading companies & distributors: 3.07%
Air Lease Corporation	654,190	29,209,584
United Rentals Incorporated †	89,095	31,647,435
		60,857,019
Information technology: 29.75%
Electronic equipment, instruments & components: 4.16%
Amphenol Corporation Class A	482,995	36,393,673
Teledyne Technologies Incorporated †	97,360	46,015,257
		82,408,930
IT services: 5.23%
Fidelity National Information Services Incorporated	331,012	33,240,225
Genpact Limited	581,125	25,284,749
MasterCard Incorporated Class A	126,010	45,033,454
		103,558,428
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Opportunity Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment: 4.17%
Marvell Technology Incorporated	411,894	$ 29,536,919
Texas Instruments Incorporated	289,444	53,107,185
		82,644,104
Software: 11.17%
Fair Isaac Corporation †	63,226	29,492,400
Palo Alto Networks Incorporated †	50,595	31,495,893
Riskified Limited Class A †«	673,881	4,070,241
Salesforce.com Incorporated †	275,321	58,456,155
ServiceNow Incorporated †	52,475	29,222,803
Splunk Incorporated †	220,056	32,702,522
Workday Incorporated Class A †	149,221	35,732,461
		221,172,475
Technology hardware, storage & peripherals: 5.02%
Apple Incorporated	568,778	99,314,327
Materials: 3.61%
Chemicals: 2.56%
Ashland Global Holdings Incorporated	311,172	30,622,437
Olin Corporation	384,129	20,082,264
		50,704,701
Metals & mining: 1.05%
Steel Dynamics Incorporated	248,748	20,753,046
Real estate: 6.78%
Equity REITs: 6.78%
American Tower Corporation	127,382	32,000,906
Equinix Incorporated	48,293	35,815,055
Sun Communities Incorporated	178,661	31,317,487
VICI Properties Incorporated	1,233,670	35,110,248
		134,243,696
Total Common stocks (Cost $1,150,954,954)		1,951,070,689

		Yield
Short-term investments: 1.66%
Investment companies: 1.66%
Allspring Government Money Market Fund Select Class ♠∞		0.18%	29,319,832	29,319,832
Securities Lending Cash Investments LLC ♠∩∞		0.40	3,545,750	3,545,750
Total Short-term investments (Cost $32,865,582)				32,865,582
Total investments in securities (Cost $1,183,820,536)	100.20%			1,983,936,271
Other assets and liabilities, net	(0.20)			(3,864,804)
Total net assets	100.00%			$1,980,071,467

†	Non-income-earning security
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

The accompanying notes are an integral part of these financial statements.

Allspring Opportunity Fund  |  11

Portfolio of investments—March 31, 2022 (unaudited)

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$35,794,530	$158,519,768	$(164,994,466)	$0	$0	$ 29,319,832	29,319,832	$ 5,985
Securities Lending Cash Investments LLC	0	68,513,510	(64,967,760)	0	0	3,545,750	3,545,750	2,143 #
				$0	$0	$32,865,582		$8,128

#	Amount shown represents income before fees and rebates.
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Opportunity Fund

Statement of assets and liabilities—March 31, 2022 (unaudited)

Assets
Investments in unaffiliated securities (including $3,425,740 of securities loaned), at value (cost $1,150,954,954)	$ 1,951,070,689
Investments in affiliated securities, at value (cost $32,865,582)	32,865,582
Foreign currency, at value (cost $61)	59
Receivable for dividends	2,229,637
Receivable for Fund shares sold	91,714
Receivable for securities lending income, net	1,280
Prepaid expenses and other assets	98,626
Total assets	1,986,357,587
Liabilities
Payable upon receipt of securities loaned	3,545,750
Management fee payable	1,127,485
Payable for Fund shares redeemed	583,486
Shareholder servicing fees payable	401,228
Administration fees payable	324,274
Trustees’ fees and expenses payable	2,803
Distribution fee payable	713
Accrued expenses and other liabilities	300,381
Total liabilities	6,286,120
Total net assets	$1,980,071,467
Net assets consist of
Paid-in capital	$ 1,081,206,050
Total distributable earnings	898,865,417
Total net assets	$1,980,071,467
Computation of net asset value and offering price per share
Net assets – Class A	$ 1,680,817,120
Shares outstanding – Class A1	33,255,453
Net asset value per share – Class A	$50.54
Maximum offering price per share – Class A2	$53.62
Net assets – Class C	$ 1,947,436
Shares outstanding – Class C1	42,846
Net asset value per share – Class C	$45.45
Net assets – Class R6	$ 34,781
Shares outstanding – Class R6[1]	590
Net asset value per share – Class R6	$58.95
Net assets – Administrator Class	$ 267,371,074
Shares outstanding – Administrator Class[1]	4,666,672
Net asset value per share – Administrator Class	$57.29
Net assets – Institutional Class	$ 29,901,056
Shares outstanding – Institutional Class[1]	507,483
Net asset value per share – Institutional Class	$58.92
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

Allspring Opportunity Fund  |  13

Statement of operations—six months ended March 31, 2022 (unaudited)

Investment income
Dividends	$ 7,667,770
Income from affiliated securities	13,483
Total investment income	7,681,253
Expenses
Management fee	7,444,177
Administration fees
Class A	1,854,497
Class C	2,149
Class R6	5
Administrator Class	181,226
Institutional Class	19,569
Shareholder servicing fees
Class A	2,207,734
Class C	2,558
Administrator Class	345,026
Distribution fee
Class C	6,827
Custody and accounting fees	41,772
Professional fees	26,630
Registration fees	27,786
Shareholder report expenses	46,525
Trustees’ fees and expenses	10,683
Other fees and expenses	23,716
Total expenses	12,240,880
Less: Fee waivers and/or expense reimbursements
Fund-level	(147,161)
Class A	(206,898)
Class C	(25)
Class R6	(3)
Administrator Class	(109,310)
Institutional Class	(8,656)
Net expenses	11,768,827
Net investment loss	(4,087,574)
Realized and unrealized gains (losses) on investments
Net realized gains on investments	124,422,557
Net change in unrealized gains (losses) on investments	(139,051,038)
Net realized and unrealized gains (losses) on investments	(14,628,481)
Net decrease in net assets resulting from operations	$ (18,716,055)
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Opportunity Fund

Statement of changes in net assets

	Six months ended March 31, 2022 (unaudited)		Year ended September 30, 2021
Operations
Net investment loss		$ (4,087,574)		$ (6,769,361)
Net realized gains on investments		124,422,557		229,877,061
Net change in unrealized gains (losses) on investments		(139,051,038)		333,757,695
Net increase (decrease) in net assets resulting from operations		(18,716,055)		556,865,395
Distributions to shareholders from
Net investment income and net realized gains
Class A		(202,195,613)		(96,777,520)
Class C		(256,382)		(127,070)
Class R6		(3,523)		(1,744)
Administrator Class		(28,631,690)		(13,847,101)
Institutional Class		(3,020,160)		(1,540,976)
Total distributions to shareholders		(234,107,368)		(112,294,411)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	173,170	9,400,401	269,191	14,061,865
Class C	906	46,948	3,625	174,851
Administrator Class	20,122	1,223,237	39,573	2,271,942
Institutional Class	88,351	5,608,345	95,789	5,729,224
		16,278,931		22,237,882
Reinvestment of distributions
Class A	3,616,444	196,409,057	1,960,933	94,208,894
Class C	5,180	253,503	2,836	125,099
Class R6	56	3,523	0	0
Administrator Class	437,730	26,929,177	245,777	13,201,487
Institutional Class	43,679	2,761,828	25,255	1,390,102
		226,357,088		108,925,582
Payment for shares redeemed
Class A	(1,642,371)	(89,162,692)	(2,980,120)	(156,844,219)
Class C	(2,856)	(144,021)	(20,605)	(957,879)
Administrator Class	(180,265)	(11,134,748)	(348,167)	(20,269,914)
Institutional Class	(70,935)	(4,512,697)	(151,404)	(9,034,116)
		(104,954,158)		(187,106,128)
Net increase (decrease) in net assets resulting from capital share transactions		137,681,861		(55,942,664)
Total increase (decrease) in net assets		(115,141,562)		388,628,320
Net assets
Beginning of period		2,095,213,029		1,706,584,709
End of period		$1,980,071,467		$2,095,213,029
The accompanying notes are an integral part of these financial statements.

Allspring Opportunity Fund  |  15

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Class A	Six months ended March 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$57.30	$45.64	$43.37	$46.31	$45.83	$41.86
Net investment income (loss)	(0.11)	(0.20)	0.01	0.10	(0.01) [1]	0.04
Payment from affiliate	0.00	0.00	0.00 [2]	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	(0.05)	14.95	4.85	1.54	6.41	6.60
Total from investment operations	(0.16)	14.75	4.86	1.64	6.40	6.64
Distributions to shareholders from
Net investment income	0.00	(0.02)	(0.10)	0.00	(0.17)	(0.13)
Net realized gains	(6.60)	(3.07)	(2.49)	(4.58)	(5.75)	(2.54)
Total distributions to shareholders	(6.60)	(3.09)	(2.59)	(4.58)	(5.92)	(2.67)
Net asset value, end of period	$50.54	$57.30	$45.64	$43.37	$46.31	$45.83
Total return[3]	(1.08)%	33.63%	11.62% [4]	5.18%	15.16%	16.49%
Ratios to average net assets (annualized)
Gross expenses	1.19%	1.20%	1.21%	1.21%	1.20%	1.21%
Net expenses	1.16%	1.17%	1.16%	1.19%	1.20%	1.21%
Net investment income (loss)	(0.42)%	(0.37)%	0.04%	0.23%	(0.01)%	0.11%
Supplemental data
Portfolio turnover rate	9%	29%	43%	28%	30%	43%
Net assets, end of period (000s omitted)	$1,680,817	$1,782,585	$1,453,975	$1,461,345	$1,528,852	$1,479,457

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[4]	During the year ended September 30, 2020, the Fund received a payment from an affiliate that had an impact of less than 0.005% on the total return.
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Opportunity Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Class C	Six months ended March 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$52.32	$42.19	$40.02	$43.43	$43.46	$39.99
Net investment loss	(0.27) [1]	(0.55) [1]	(0.28) [1]	(0.26) [1]	(0.43)	(0.26) [1]
Payment from affiliate	0.00	0.00	0.54	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	0.00	13.75	4.40	1.43	6.15	6.27
Total from investment operations	(0.27)	13.20	4.66	1.17	5.72	6.01
Distributions to shareholders from
Net realized gains	(6.60)	(3.07)	(2.49)	(4.58)	(5.75)	(2.54)
Net asset value, end of period	$45.45	$52.32	$42.19	$40.02	$43.43	$43.46
Total return[2]	(1.42)%	32.65%	12.13% [3]	4.37%	14.31%	15.62%
Ratios to average net assets (annualized)
Gross expenses	1.86%	1.92%	1.94%	1.96%	1.95%	1.96%
Net expenses	1.86%	1.91%	1.92%	1.95%	1.95%	1.96%
Net investment loss	(1.12)%	(1.12)%	(0.71)%	(0.69)%	(0.76)%	(0.64)%
Supplemental data
Portfolio turnover rate	9%	29%	43%	28%	30%	43%
Net assets, end of period (000s omitted)	$1,947	$2,073	$2,268	$3,739	$31,381	$33,057

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]	During the year ended September 30, 2020, the Fund received a payment from an affiliate which had a 1.44% impact on the total return.
The accompanying notes are an integral part of these financial statements.

Allspring Opportunity Fund  |  17

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Class R6	Six months ended March 31, 2022 (unaudited)	2021	2020 [1]
Net asset value, beginning of period	$65.66	$51.83	$46.84
Net investment income	0.01 [2]	0.04	0.04
Net realized and unrealized gains (losses) on investments	(0.12)	17.06	4.95
Total from investment operations	(0.11)	17.10	4.99
Distributions to shareholders from
Net investment income	0.00	(0.20)	0.00
Net realized gains	(6.60)	(3.07)	0.00
Total distributions to shareholders	(6.60)	(3.27)	0.00
Net asset value, end of period	$58.95	$65.66	$51.83
Total return[3]	(0.85)%	34.23%	10.65%
Ratios to average net assets (annualized)
Gross expenses	0.75%	0.76%	0.76%
Net expenses	0.72%	0.72%	0.72%
Net investment income	0.02%	0.08%	0.25%
Supplemental data
Portfolio turnover rate	9%	29%	43%
Net assets, end of period (000s omitted)	$35	$35	$28

[1]	For the period from May 29, 2020 (commencement of class operations) to September 30, 2020
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

18  |  Allspring Opportunity Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Administrator Class	Six months ended March 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$64.07	$50.68	$47.85	$50.50	$49.45	$44.93
Net investment income (loss)	(0.07) [1]	(0.10)	0.18	0.21	0.07	0.15 [1]
Net realized and unrealized gains (losses) on investments	(0.11)	16.65	5.30	1.73	6.97	7.09
Total from investment operations	(0.18)	16.55	5.48	1.94	7.04	7.24
Distributions to shareholders from
Net investment income	0.00	(0.09)	(0.16)	(0.01)	(0.24)	(0.18)
Net realized gains	(6.60)	(3.07)	(2.49)	(4.58)	(5.75)	(2.54)
Total distributions to shareholders	(6.60)	(3.16)	(2.65)	(4.59)	(5.99)	(2.72)
Net asset value, end of period	$57.29	$64.07	$50.68	$47.85	$50.50	$49.45
Total return[2]	(0.99)%	33.87%	11.85%	5.37%	15.38%	16.74%
Ratios to average net assets (annualized)
Gross expenses	1.11%	1.12%	1.13%	1.13%	1.12%	1.13%
Net expenses	0.98%	0.98%	0.97%	1.00%	1.00%	1.00%
Net investment income (loss)	(0.24)%	(0.18)%	0.22%	0.42%	0.19%	0.31%
Supplemental data
Portfolio turnover rate	9%	29%	43%	28%	30%	43%
Net assets, end of period (000s omitted)	$267,371	$281,217	$225,604	$227,963	$244,110	$237,315

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Opportunity Fund  |  19

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Institutional Class	Six months ended March 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$65.64	$51.83	$48.89	$51.50	$50.30	$45.63
Net investment income (loss)	(0.00) [1]	0.03 [2]	0.34	0.35	0.22	0.22 [2]
Net realized and unrealized gains (losses) on investments	(0.12)	17.04	5.37	1.74	7.08	7.25
Total from investment operations	(0.12)	17.07	5.71	2.09	7.30	7.47
Distributions to shareholders from
Net investment income	0.00	(0.19)	(0.28)	(0.12)	(0.35)	(0.26)
Net realized gains	(6.60)	(3.07)	(2.49)	(4.58)	(5.75)	(2.54)
Total distributions to shareholders	(6.60)	(3.26)	(2.77)	(4.70)	(6.10)	(2.80)
Net asset value, end of period	$58.92	$65.64	$51.83	$48.89	$51.50	$50.30
Total return[3]	(0.87)%	34.20%	12.09%	5.63%	15.69%	17.02%
Ratios to average net assets (annualized)
Gross expenses	0.87%	0.87%	0.88%	0.88%	0.87%	0.88%
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	(0.00)%	0.05%	0.44%	0.66%	0.44%	0.47%
Supplemental data
Portfolio turnover rate	9%	29%	43%	28%	30%	43%
Net assets, end of period (000s omitted)	$29,901	$29,303	$24,710	$26,447	$29,562	$29,709

[1]	Amount is more than $(0.005)
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

20  |  Allspring Opportunity Fund

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Opportunity Fund (the "Fund") which is a diversified series of the Trust.
Effective on November 1, 2021, the sale transaction of Wells Fargo Asset Management ("WFAM") by Wells Fargo & Company to GTCR LLC and Reverence Capital Partners, L.P. was closed. In connection with the closing of the transaction, WFAM became known as Allspring Global Investments (“Allspring”) and various entities that provided services to the Fund changed their names to "Allspring", including Allspring Funds Management, LLC, the investment manager to the Fund, Allspring Global Investments, LLC and Allspring Global Investments (UK) Limited, both registered investment advisers providing subadvisory services to certain funds, and Allspring Funds Distributor, LLC, the Fund's principal underwriter. Consummation of the transaction resulted in a new investment management agreement and subadvisory agreement which became effective on November 1, 2021.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management").
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On March 31, 2022, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.

Allspring Opportunity Fund  |  21

Notes to financial statements (unaudited)
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

22  |  Allspring Opportunity Fund

Notes to financial statements (unaudited)
As of March 31, 2022, the aggregate cost of all investments for federal income tax purposes was $1,182,557,191 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$862,936,004
Gross unrealized losses	(61,556,924)
Net unrealized gains	$801,379,080
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$ 179,366,993	$ 0	$0	$ 179,366,993
Consumer discretionary	232,464,293	0	0	232,464,293
Consumer staples	55,825,845	0	0	55,825,845
Financials	132,817,016	0	0	132,817,016
Health care	229,423,342	0	0	229,423,342
Industrials	300,625,792	25,747,701	0	326,373,493
Information technology	589,098,264	0	0	589,098,264
Materials	71,457,747	0	0	71,457,747
Real estate	134,243,696	0	0	134,243,696
Short-term investments
Investment companies	32,865,582	0	0	32,865,582
Total assets	$1,958,188,570	$25,747,701	$0	$1,983,936,271
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended March 31, 2022, the Fund did not have any transfers into/out of Level 3.

Allspring Opportunity Fund  |  23

Notes to financial statements (unaudited)
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.750%
Next $500 million	0.725
Next $1 billion	0.700
Next $2 billion	0.675
Next $1 billion	0.650
Next $5 billion	0.640
Next $2 billion	0.630
Next $4 billion	0.620
Over $16 billion	0.610
For the six months ended March 31, 2022, the management fee was equivalent to an annual rate of 0.72% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.21%
Class C	0.21
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has

24  |  Allspring Opportunity Fund

Notes to financial statements (unaudited)
contractually committed through January 31, 2023 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. As of March 31, 2022, the contractual expense caps are as follows:
Expense ratio caps
Class A	1.18%
Class C	1.93
Class R6	0.72
Administrator Class	1.00
Institutional Class	0.75
Distribution fee
The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate of 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended March 31, 2022, Allspring Funds Distributor received $1,445 from the sale of Class A shares and $34 in contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class A shares for the six months ended March 31, 2022.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates, and to certain entities that were affiliates of the Fund until November 1, 2021.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended March 31, 2022 were $193,317,943 and $291,432,702, respectively.
6. SECURITIES LENDING TRANSACTIONS
The Fund lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Fund and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Federal Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Allspring Funds Management and is subadvised by Allspring Investments. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser.

Allspring Opportunity Fund  |  25

Notes to financial statements (unaudited)
In the event of counterparty default or the failure of a borrower to return a loaned security, the Fund has the right to use the collateral to offset any losses incurred. As of March 31, 2022, the Fund had securities lending transactions with the following counterparties which are subject to offset:
Counterparty	Value of securities on loan	Collateral received[1]	Net amount
J.P. Morgan Securities LLC	$3,425,740	$(3,425,740)	$0
7. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight bank funding rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended March 31, 2022, there were no borrowings by the Fund under the agreement.
8. CONCENTRATION RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
9. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

26  |  Allspring Opportunity Fund

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Opportunity Fund  |  27

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 138 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

28  |  Allspring Opportunity Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. McKnight Foundation Consultant, November 2020 to February 2021. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Consultant (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Allspring Opportunity Fund  |  29

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President, Chief Executive Officer and Director of Allspring Funds Management, LLC since 2017 and co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, since 2019. Prior thereto, Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014. In addition, Mr. Owen was an Executive Vice President of Wells Fargo & Company from 2014 to 2021.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Kate McKinley (Born 1977)	Chief Legal Officer, since 2021	Chief Legal Officer of Allspring Global Investments since 2021. Prior thereto, held various roles at State Street Global Advisors beginning in 2010, including serving as Senior Vice President and General Counsel from 2019 to 2021, and Chief Operating Officer of the Institutional Client Group from 2016 - 2019. Prior to working at State Street Global Advisors served as Assistant General Counsel for Bank of America Corporation from 2005 to 2010 and as an Associate at WilmerHale from 2002 to 2005.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

30  |  Allspring Opportunity Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.
PAR-0522-00057 05-22
SA232/SAR232 03-22

Semi-Annual Report
March 31, 2022
Allspring
Special Mid Cap Value Fund

The views expressed and any forward-looking statements are as of March 31, 2022, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring Special Mid Cap Value Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for Allspring Special Mid Cap Value Fund for the six-month period that ended March 31, 2022.  Global stocks and bonds broadly declined during a challenging period. Despite progress on a global economic recovery from COVID-19, persistently high inflation, concerns regarding anticipated tightening of central bank monetary policy, and turmoil caused by the Russian invasion of Ukraine all led to a retreat from financial market gains made earlier in 2021. Among major indexes, the U.S. large-cap-dominated S&P 500 Index was an exception in escaping a half-year loss.
For the six-month period, U.S. stocks, based on the S&P 500 Index,1 gained 5.92%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned -3.72%, while the MSCI EM Index (Net) (USD),3 trailed both developed market benchmarks with a return of -8.20%. The Bloomberg U.S. Aggregate Bond Index,4returned -5.92%, the Bloomberg Global Aggregate ex-USD Index (unhedged),5 returned -7.26%, the Bloomberg Municipal Bond Index6 returned -5.55%, and the ICE BofA U.S. High Yield Index,7 lost 3.89%.
Inflationary concerns and the Russian-Ukraine war caused markets to retreat.
Elevated inflation pressures and the ongoing global supply bottleneck continued in October, but strong corporate earnings provided a bright spot in the U.S., the eurozone, and many Asian countries. Government bond yields rose globally as central banks prepared to tighten monetary policy. Commodity prices continued to rise, driven by sharply higher energy costs.
In November, as COVID-19 hospitalizations rose, most major global asset classes declined. Two exceptions were U.S. investment-grade bonds and Treasury Inflation-Protected Securities. President Biden signed a long-awaited $550 billion infrastructure bill to upgrade U.S. roads, bridges, and railways. Meanwhile, the Consumer Price Index8, a measure of domestic inflation conditions, jumped to its highest level in 31 years. While the threat of consistently high inflation led the U.S. Federal Reserve (Fed) to discuss a faster pace of tapering, the Omicron strain created uncertainty. Commodities lost ground for the month, driven by sharp declines in oil prices (and energy costs in general) as well as precious metals.
“Elevated inflation pressures and the ongoing global supply bottleneck continued in October, but strong corporate earnings provided a bright spot in the U.S., the eurozone, and many Asian countries.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2022. ICE Data Indices, LLC. All rights reserved.
[8]	The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.

2  |  Allspring Special Mid Cap Value Fund

Letter to shareholders (unaudited)
Global volatility lessened in December as data indicated a lower risk of severe disease and death from the Omicron variant. Even so, several countries introduced restrictions on travel and hospitality, among other sectors, in an effort to reduce the spread. In the U.S., data indicated a stable economy overall, with robust corporate earnings. Consumer spending potential looked strong heading into 2022 on elevated household savings and the lowest household debt ratio since 1973. U.S. corporate and high-yield bonds had monthly gains while Treasuries declined. Bonds were strongly affected by the projection of three 25-basis-point (bp; 100 bps equal 1.00%) policy rate hikes in 2022 by senior Federal Open Market Committee members, up from previous projections of just one hike.
In January 2022, the main focus was on potential U.S. interest rate hikes and the Russia-Ukraine conflict. The Fed hinted that a March interest rate hike was likely. Meanwhile, Russia threatened a potential invasion of Ukraine, which could disrupt Russia’s massive energy supplies and drive demand from non-Russian oil-producing countries. Elsewhere overseas, Europe saw food and energy prices spike, leading to rising inflation. Within fixed income, corporate bonds struggled in January, underperforming government bonds, as investors focused on continued elevated inflation and ongoing uncertainty over the U.S. monetary path.
The Russian invasion of Ukraine dominated the financial world in February and March. Equity, bond, and commodities markets were shaken by fear, uncertainty, and an upending of demand-supply dynamics. Major global stock indexes were down in February, along with global bonds overall, with ongoing high levels of volatility in March along with mixed results that favored U.S. large-cap stocks. Prices of commodities spiked, including crude oil, natural gas, wheat, and precious metals, on elevated concerns of supply shortages. All of this fed already-high inflation concerns and added to expectations of more aggressive central bank interest rate hikes. Sweeping sanctions against Russia and corporate pullouts contributed to market volatility. Despite the geopolitical turmoil, the U.S. economic outlook remained largely unchanged, with a healthy job market and signs of economic resilience accompanying higher prices.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Information on transaction closing.
On November 1, 2021, GTCR LLC and Reverence Capital Partners, L.P. announced the beginning of Allspring Global Investments™ with the close of the transaction to acquire Wells Fargo Funds Management, LLC; Wells Capital Management LLC; Galliard Capital Management LLC.; Wells Fargo Asset Management (International) Ltd.; Wells Fargo Asset Management Luxembourg S.A.; and Wells Fargo Funds Distributor, LLC, as well as Wells Fargo Bank, N.A.’s business of acting as trustee to its collective investment trusts and all related Wells Fargo Asset Management legal entities. The transaction closed on November 1, 2021, forming Allspring Global Investments, a privately held asset management firm with $451 billion in AUM1 as of March 31, 2022.
“ The Russian invasion of Ukraine dominated the financial world in February and March. Equity, bond, and commodities markets were shaken by fear, uncertainty, and an upending of demand-supply dynamics.”

[1]	Figures are as of March 31, 2022, unless otherwise noted. Please note that the assets under management figures provided have been adjusted to eliminate any duplication of reporting among assets directed by multiple investment teams and includes $91.2B from Galliard Capital Management ($74.7B stable value; $16.5B fixed income), an investment advisor that is not part of the Allspring trade name/GIPS firm.

Allspring Special Mid Cap Value Fund  |  3

Letter to shareholders (unaudited)
For further information about your Fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
Allspring Global Investments™ is a leading independent asset management firm with a full breadth of investment capabilities across diverse asset classes, serving the needs of its institutional and wealth management clients around the world. Allspring operates across 18 offices globally supported by more than 480 investment professionals. Allspring and its investment teams provide a broad range of differentiated investment products and solutions to help its diverse range of clients meet their investment objectives.
As part of this transition, all mutual funds within the Wells Fargo Funds family were rebranded as Allspring Funds. Each individual fund had “Wells Fargo” removed from its fund name and replaced with “Allspring.” The fund name changes went into effect on December 6, 2021.
Allspring Global Investments™ is the trade name for the asset management firm of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds
Notice to Shareholders
Russia launched a large-scale invasion of Ukraine on February 24, 2022. As a result of this military action, the United States and many other countries have instituted various economic sanctions against Russian and Belarus individuals and entities. The situation has led to increased financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities, such as oil and natural gas. The extent and duration of the military action, resulting sanctions imposed, other punitive action taken and the resulting market disruptions cannot be easily predicted.
Our solidarity and support goes out to our impacted employees and the people affected in Ukraine and their families. Allspring has a dedicated team of investment professionals actively monitoring the situation for any new developments and the potential impact to our clients and investment products. As the situation remains fluid, we are focused on the assessment of risks, valuation, and liquidity of impacted securities. Please visit our website at allspringglobal.com and click on “Russia-Ukraine Portfolio Impacts” for further information.

4  |  Allspring Special Mid Cap Value Fund

This page is intentionally left blank.

Performance highlights (unaudited)
Investment objective	The Fund seeks long-term capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	James M. Tringas, CFA®‡, Bryant VonCronkhite, CFA®‡, CPA, Shane Zweck, CFA®‡

Average annual total returns (%) as of March 31, 2022
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (WFPAX)	7-31-2007	6.24	9.08	11.89	12.72	10.38	12.55	1.13	1.13
Class C (WFPCX)	7-31-2007	10.86	9.56	11.71	11.86	9.56	11.71	1.88	1.88
Class R (WFHHX)[3]	9-30-2015	–	–	–	12.43	10.11	12.28	1.38	1.38
Class R6 (WFPRX)[4]	6-28-2013	–	–	–	13.19	10.86	13.05	0.70	0.70
Administrator Class (WFMDX)	4-8-2005	–	–	–	12.82	10.47	12.66	1.05	1.05
Institutional Class (WFMIX)	4-8-2005	–	–	–	13.09	10.75	12.96	0.80	0.80
Russell Midcap® Value Index[5]	–	–	–	–	11.45	9.99	12.01	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through January 31, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.16% for Class A, 1.91% for Class C, 1.41% for Class R, 0.73% for Class R6, 1.08% for Administrator Class, and 0.83% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Class R shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to the Class R shares.
[4]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.
[5]	The Russell Midcap® Value Index measures the performance of those Russell Midcap companies with lower price/book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000® Value Index. You cannot invest directly in an index
Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Consult the Fund’s prospectus for additional information on these and other risks.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Allspring Special Mid Cap Value Fund

Performance highlights (unaudited)
Ten largest holdings (%) as of March 31, 2022[1]
Carlisle Companies Incorporated	3.88
Arch Capital Group Limited	3.21
Republic Services Incorporated	3.08
Brown & Brown Incorporated	2.99
Amdocs Limited	2.82
AerCap Holdings NV	2.71
CBRE Group Incorporated Class A	2.66
LKQ Corporation	2.65
American Electric Power Company Incorporated	2.54
Reynolds Consumer Products Incorporated	2.46
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.
Sector allocation as of March 31, 2022[1]
[1]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

Allspring Special Mid Cap Value Fund  |  7

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2021 to March 31, 2022.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 10-1-2021	Ending account value 3-31-2022	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,072.51	$5.79	1.12%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.35	$5.64	1.12%
Class C
Actual	$1,000.00	$1,068.31	$9.64	1.87%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.61	$9.40	1.87%
Class R
Actual	$1,000.00	$1,070.99	$7.07	1.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.10	$6.89	1.37%
Class R6
Actual	$1,000.00	$1,074.79	$3.57	0.69%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.49	$3.48	0.69%
Administrator Class
Actual	$1,000.00	$1,072.90	$5.37	1.04%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.75	$5.24	1.04%
Institutional Class
Actual	$1,000.00	$1,074.35	$4.09	0.79%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.99	$3.98	0.79%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 182 divided by 365 (to reflect the one-half-year period).

8  |  Allspring Special Mid Cap Value Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Shares	Value
Common stocks: 94.38%
Consumer discretionary: 10.48%
Auto components: 2.86%
Aptiv plc †	1,019,330	$ 122,023,994
Lear Corporation	1,635,800	233,248,722
		355,272,716
Distributors: 2.65%
LKQ Corporation	7,254,700	329,435,927
Hotels, restaurants & leisure: 1.14%
The Wendy's Company	556,800	12,232,896
Yum China Holdings Incorporated	3,109,700	129,176,938
		141,409,834
Household durables: 2.66%
D.R. Horton Incorporated	3,750,700	279,464,657
Helen of Troy Limited †	263,900	51,682,176
		331,146,833
Internet & direct marketing retail: 0.06%
THG Holding plc †	6,059,169	7,273,426
Specialty retail: 1.11%
Best Buy Company Incorporated	1,511,000	137,349,900
Consumer staples: 6.67%
Beverages: 2.40%
Keurig Dr. Pepper Incorporated	7,885,369	298,855,485
Household products: 4.27%
Church & Dwight Company Incorporated	2,261,700	224,767,746
Reynolds Consumer Products Incorporated	10,426,500	305,913,510
		530,681,256
Energy: 6.13%
Energy equipment & services: 1.17%
Baker Hughes Incorporated	1,590,500	57,910,105
NOV Incorporated	4,452,900	87,321,369
		145,231,474
Oil, gas & consumable fuels: 4.96%
Devon Energy Corporation	2,078,500	122,901,705
EOG Resources Incorporated	2,006,900	239,282,687
Valero Energy Corporation	2,509,000	254,763,860
		616,948,252
Financials: 19.00%
Banks: 4.24%
Fifth Third Bancorp	5,173,700	222,676,048
PacWest Bancorp	1,690,900	72,928,517
The accompanying notes are an integral part of these financial statements.

Allspring Special Mid Cap Value Fund  |  9

Portfolio of investments—March 31, 2022 (unaudited)

	Shares	Value
Banks (continued)
Regions Financial Corporation	7,816,600	$ 173,997,516
Zions Bancorporation	884,400	57,981,264
		527,583,345
Capital markets: 1.99%
LPL Financial Holdings Incorporated	533,900	97,532,852
Pershing Square Tontine Holdings †	7,534,200	149,855,238
		247,388,090
Consumer finance: 1.46%
Discover Financial Services	1,642,100	180,942,999
Insurance: 9.41%
Arch Capital Group Limited †	8,230,100	398,501,442
Axis Capital Holdings Limited	420,900	25,451,823
Brown & Brown Incorporated	5,134,000	371,034,180
Loews Corporation	2,738,700	177,522,534
The Allstate Corporation	1,419,300	196,587,243
		1,169,097,222
Mortgage REITs: 1.90%
Annaly Capital Management Incorporated	33,502,399	235,856,889
Health care: 7.54%
Health care equipment & supplies: 3.69%
Alcon Incorporated «	3,406,600	270,245,578
Zimmer Biomet Holdings Incorporated	1,475,300	188,690,870
		458,936,448
Health care providers & services: 3.85%
Humana Incorporated	640,600	278,769,902
Universal Health Services Incorporated Class B	1,377,400	199,654,130
		478,424,032
Industrials: 20.27%
Building products: 5.08%
Builders FirstSource Incorporated †	2,313,400	149,306,836
Carlisle Companies Incorporated	1,960,500	482,126,160
		631,432,996
Commercial services & supplies: 3.08%
Republic Services Incorporated	2,888,400	382,713,000
Construction & engineering: 2.25%
APi Group Corporation †	2,879,215	60,549,912
MasTec Incorporated †	2,521,700	219,640,070
		280,189,982
Machinery: 4.46%
Donaldson Company Incorporated	3,128,300	162,452,619
Gates Industrial Corporation plc †	8,107,632	122,100,938
Stanley Black & Decker Incorporated	1,926,200	269,263,498
		553,817,055
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Special Mid Cap Value Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Shares	Value
Professional services: 2.69%
Dun & Bradstreet Holdings Incorporated †	4,009,500	$ 70,246,440
Jacobs Engineering Group Incorporated	1,919,100	264,471,171
		334,717,611
Trading companies & distributors: 2.71%
AerCap Holdings NV †	6,698,800	336,815,664
Information technology: 7.40%
Communications equipment: 1.00%
Juniper Networks Incorporated	3,347,400	124,389,384
IT services: 4.74%
Amdocs Limited	4,259,100	350,140,611
Euronet Worldwide Incorporated †	1,831,700	238,395,755
		588,536,366
Software: 1.66%
NCR Corporation †	5,138,700	206,524,353
Materials: 4.44%
Chemicals: 1.70%
Celanese Corporation Series A	785,000	112,152,950
FMC Corporation	748,200	98,440,674
		210,593,624
Construction materials: 0.51%
Vulcan Materials Company	344,400	63,266,280
Containers & packaging: 0.73%
AptarGroup Incorporated	775,900	91,168,250
Metals & mining: 1.50%
Freeport-McMoRan Incorporated	3,750,900	186,569,766
Real estate: 5.49%
Equity REITs: 2.83%
American Campus Communities Incorporated	3,211,005	179,719,950
Gaming and Leisure Properties Incorporated	3,660,400	171,782,572
		351,502,522
Real estate management & development: 2.66%
CBRE Group Incorporated Class A †	3,612,700	330,634,304
Utilities: 6.96%
Electric utilities: 4.96%
American Electric Power Company Incorporated	3,163,900	315,662,303
FirstEnergy Corporation	6,565,200	301,080,072
		616,742,375
Water utilities: 2.00%
American Water Works Company Incorporated	1,502,100	248,642,613
Total Common stocks (Cost $8,440,793,807)		11,730,090,273

The accompanying notes are an integral part of these financial statements.

Allspring Special Mid Cap Value Fund  |  11

Portfolio of investments—March 31, 2022 (unaudited)

	Shares	Value
Investment companies: 1.23%
Exchange-traded funds: 1.23%
SPDR S&P Oil & Gas Exploration & Production ETF «	1,139,000	$ 153,252,450
Total Investment companies (Cost $68,128,792)		153,252,450

	Expiration date
Warrants: 0.01%
Financials: 0.01%
Capital markets: 0.01%
Pershing Square Tontine Holdings Limited Class A †	7-24-2025	968,690	910,569
Diversified financial services: 0.00%
Liberty Media Acquisition Corporation Class A †	1-22-2026	352,604	236,245
Total Warrants (Cost $7,126,698)			1,146,814

		Yield
Short-term investments: 5.60%
Investment companies: 5.60%
Allspring Government Money Market Fund Select Class ♠∞		0.18%	551,309,789	551,309,789
Securities Lending Cash Investments LLC ♠∩∞		0.40	144,626,575	144,626,575
Total Short-term investments (Cost $695,936,364)				695,936,364
Total investments in securities (Cost $9,211,985,661)	101.22%			12,580,425,901
Other assets and liabilities, net	(1.22)			(152,172,821)
Total net assets	100.00%			$12,428,253,080

†	Non-income-earning security
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Special Mid Cap Value Fund

Portfolio of investments—March 31, 2022 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$ 65,051,778	$1,297,083,389	$(810,825,378)	$0	$0	$ 551,309,789	551,309,789	$ 73,765
Securities Lending Cash Investments LLC	123,735,675	836,275,936	(815,385,036)	0	0	144,626,575	144,626,575	41,863 #
				$0	$0	$695,936,364		$115,628

#	Amount shown represents income before fees and rebates.
The accompanying notes are an integral part of these financial statements.

Allspring Special Mid Cap Value Fund  |  13

Statement of assets and liabilities—March 31, 2022 (unaudited)

Assets
Investments in unaffiliated securities (including $141,764,094 of securities loaned), at value (cost $8,516,049,297)	$ 11,884,489,537
Investments in affiliated securities, at value (cost $695,936,364)	695,936,364
Receivable for Fund shares sold	18,934,683
Receivable for dividends	18,190,671
Receivable for investments sold	12,241,397
Receivable for securities lending income, net	40,255
Prepaid expenses and other assets	68,262
Total assets	12,629,901,169
Liabilities
Payable upon receipt of securities loaned	144,626,575
Payable for Fund shares redeemed	25,487,885
Payable for investments purchased	22,441,080
Management fee payable	6,861,599
Administration fees payable	1,204,175
Distribution fees payable	91,640
Trustees’ fees and expenses payable	3,055
Accrued expenses and other liabilities	932,080
Total liabilities	201,648,089
Total net assets	$12,428,253,080
Net assets consist of
Paid-in capital	$ 8,586,546,003
Total distributable earnings	3,841,707,077
Total net assets	$12,428,253,080
Computation of net asset value and offering price per share
Net assets – Class A	$ 1,283,239,617
Shares outstanding – Class A1	26,775,041
Net asset value per share – Class A	$47.93
Maximum offering price per share – Class A2	$50.85
Net assets – Class C	$ 135,348,080
Shares outstanding – Class C1	2,999,022
Net asset value per share – Class C	$45.13
Net assets – Class R	$ 28,683,498
Shares outstanding – Class R1	590,149
Net asset value per share – Class R	$48.60
Net assets – Class R6	$ 3,002,544,942
Shares outstanding – Class R6[1]	60,720,059
Net asset value per share – Class R6	$49.45
Net assets – Administrator Class	$ 369,691,446
Shares outstanding – Administrator Class[1]	7,544,975
Net asset value per share – Administrator Class	$49.00
Net assets – Institutional Class	$ 7,608,745,497
Shares outstanding – Institutional Class[1]	154,094,826
Net asset value per share – Institutional Class	$49.38
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Special Mid Cap Value Fund

Statement of operations—six months ended March 31, 2022 (unaudited)

Investment income
Dividends	$ 99,055,790
Income from affiliated securities	336,407
Total investment income	99,392,197
Expenses
Management fee	40,549,837
Administration fees
Class A	1,285,904
Class C	143,546
Class R	30,877
Class R6	450,267
Administrator Class	250,662
Institutional Class	4,918,416
Shareholder servicing fees
Class A	1,530,838
Class C	170,853
Class R	36,758
Administrator Class	481,042
Distribution fees
Class C	512,543
Class R	36,699
Custody and accounting fees	173,810
Professional fees	24,895
Registration fees	21,224
Shareholder report expenses	189,941
Trustees’ fees and expenses	10,683
Other fees and expenses	46,483
Total expenses	50,865,278
Less: Fee waivers and/or expense reimbursements
Class A	(20,665)
Administrator Class	(130)
Net expenses	50,844,483
Net investment income	48,547,714
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	567,649,616
Written options	44
Net realized gains on investments	567,649,660
Net change in unrealized gains (losses) on investments	252,274,924
Net realized and unrealized gains (losses) on investments	819,924,584
Net increase in net assets resulting from operations	$868,472,298
The accompanying notes are an integral part of these financial statements.

Allspring Special Mid Cap Value Fund  |  15

Statement of changes in net assets

	Six months ended March 31, 2022 (unaudited)		Year ended September 30, 2021
Operations
Net investment income		$ 48,547,714		$ 51,851,723
Net realized gains on investments		567,649,660		1,198,851,374
Net change in unrealized gains (losses) on investments		252,274,924		2,195,163,927
Net increase in net assets resulting from operations		868,472,298		3,445,867,024
Distributions to shareholders from
Net investment income and net realized gains
Class A		(110,358,404)		(3,690,728)
Class C		(13,179,402)		0
Class R		(2,629,091)		(26,900)
Class R6		(285,467,612)		(18,362,088)
Administrator Class		(35,968,625)		(1,423,815)
Institutional Class		(709,096,673)		(40,723,017)
Total distributions to shareholders		(1,156,699,807)		(64,226,548)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	4,988,530	245,312,159	4,786,526	219,114,924
Class C	241,009	11,082,835	343,992	15,066,280
Class R	55,050	2,738,851	121,981	5,747,947
Class R6	8,264,033	417,688,968	17,294,698	804,836,030
Administrator Class	563,433	28,291,229	3,486,926	142,839,440
Institutional Class	19,055,607	960,431,504	40,111,359	1,892,677,973
		1,665,545,546		3,080,282,594
Reinvestment of distributions
Class A	2,107,085	100,816,278	81,671	3,375,452
Class C	275,193	12,400,183	0	0
Class R	54,264	2,629,091	641	26,865
Class R6	5,339,952	264,158,691	396,774	16,843,042
Administrator Class	731,733	35,793,083	33,647	1,418,220
Institutional Class	13,797,049	681,214,678	914,588	38,787,662
		1,097,012,004		60,451,241
Payment for shares redeemed
Class A	(3,307,520)	(162,561,969)	(9,325,133)	(400,160,013)
Class C	(361,088)	(16,698,048)	(780,392)	(32,978,696)
Class R	(97,786)	(4,892,247)	(235,151)	(10,628,060)
Class R6	(10,564,377)	(540,258,119)	(17,821,226)	(818,801,519)
Administrator Class	(1,506,232)	(75,839,458)	(4,778,979)	(206,239,718)
Institutional Class	(21,147,059)	(1,063,815,786)	(41,678,815)	(1,966,093,841)
		(1,864,065,627)		(3,434,901,847)
Net increase (decrease) in net assets resulting from capital share transactions		898,491,923		(294,168,012)
Total increase in net assets		610,264,414		3,087,472,464
Net assets
Beginning of period		11,817,988,666		8,730,516,202
End of period		$12,428,253,080		$11,817,988,666
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Special Mid Cap Value Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Class A	Six months ended March 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$49.22	$35.33	$39.63	$37.59	$37.49	$33.12
Net investment income	0.12 [1]	0.13	0.18	0.26	0.15	0.33
Net realized and unrealized gains (losses) on investments	3.43	13.91	(2.85)	2.54	1.50	4.42
Total from investment operations	3.55	14.04	(2.67)	2.80	1.65	4.75
Distributions to shareholders from
Net investment income	(0.11)	(0.15)	(0.23)	(0.17)	(0.23)	(0.19)
Net realized gains	(4.73)	0.00	(1.40)	(0.59)	(1.32)	(0.19)
Total distributions to shareholders	(4.84)	(0.15)	(1.63)	(0.76)	(1.55)	(0.38)
Net asset value, end of period	$47.93	$49.22	$35.33	$39.63	$37.59	$37.49
Total return[2]	7.25%	39.83%	(7.22)%	7.81%	4.50%	14.41%
Ratios to average net assets (annualized)
Gross expenses	1.12%	1.13%	1.14%	1.15%	1.15%	1.18%
Net expenses	1.12%	1.13%	1.14%	1.15%	1.15%	1.18%
Net investment income	0.50%	0.17%	0.56%	0.67%	0.40%	0.78%
Supplemental data
Portfolio turnover rate	12%	38%	51%	37%	37%	46%
Net assets, end of period (000s omitted)	$1,283,240	$1,131,411	$969,508	$1,003,560	$1,038,883	$1,070,690

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Special Mid Cap Value Fund  |  17

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Class C	Six months ended March 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$46.68	$33.63	$37.85	$36.02	$36.03	$31.91
Net investment income (loss)	(0.03)	(0.25) [1]	(0.11)	(0.07)	(0.14)	0.06
Net realized and unrealized gains (losses) on investments	3.21	13.30	(2.71)	2.49	1.46	4.26
Total from investment operations	3.18	13.05	(2.82)	2.42	1.32	4.32
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	(0.01)	(0.01)
Net realized gains	(4.73)	0.00	(1.40)	(0.59)	(1.32)	(0.19)
Total distributions to shareholders	(4.73)	0.00	(1.40)	(0.59)	(1.33)	(0.20)
Net asset value, end of period	$45.13	$46.68	$33.63	$37.85	$36.02	$36.03
Total return[2]	6.83%	38.80%	(7.89)%	7.00%	3.72%	13.56%
Ratios to average net assets (annualized)
Gross expenses	1.87%	1.88%	1.89%	1.90%	1.90%	1.92%
Net expenses	1.87%	1.88%	1.89%	1.90%	1.90%	1.92%
Net investment income (loss)	(0.27)%	(0.58)%	(0.19)%	(0.09)%	(0.35)%	0.14%
Supplemental data
Portfolio turnover rate	12%	38%	51%	37%	37%	46%
Net assets, end of period (000s omitted)	$135,348	$132,741	$110,318	$147,086	$174,839	$191,954

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

18  |  Allspring Special Mid Cap Value Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Class R	Six months ended March 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$49.81	$35.74	$40.10	$38.09	$38.08	$33.78
Net investment income (loss)	0.06	(0.04) [1]	0.09	0.17	0.09	0.32
Net realized and unrealized gains (losses) on investments	3.46	14.15	(2.90)	2.57	1.49	4.43
Total from investment operations	3.52	14.11	(2.81)	2.74	1.58	4.75
Distributions to shareholders from
Net investment income	0.00	(0.04)	(0.15)	(0.14)	(0.25)	(0.26)
Net realized gains	(4.73)	0.00	(1.40)	(0.59)	(1.32)	(0.19)
Total distributions to shareholders	(4.73)	(0.04)	(1.55)	(0.73)	(1.57)	(0.45)
Net asset value, end of period	$48.60	$49.81	$35.74	$40.10	$38.09	$38.08
Total return[2]	7.10%	39.51%	(7.45)%	7.52%	4.23%	14.13%
Ratios to average net assets (annualized)
Gross expenses	1.37%	1.38%	1.39%	1.40%	1.40%	1.42%
Net expenses	1.37%	1.38%	1.39%	1.40%	1.40%	1.42%
Net investment income (loss)	0.23%	(0.08)%	0.31%	0.43%	0.18%	0.77%
Supplemental data
Portfolio turnover rate	12%	38%	51%	37%	37%	46%
Net assets, end of period (000s omitted)	$28,683	$28,821	$24,705	$31,961	$24,575	$14,505

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Special Mid Cap Value Fund  |  19

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Class R6	Six months ended March 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$50.72	$36.39	$40.76	$38.67	$38.52	$34.03
Net investment income	0.22	0.29	0.36	0.40	0.32 [1]	0.50 [1]
Net realized and unrealized gains (losses) on investments	3.54	14.36	(2.94)	2.62	1.55	4.53
Total from investment operations	3.76	14.65	(2.58)	3.02	1.87	5.03
Distributions to shareholders from
Net investment income	(0.30)	(0.32)	(0.39)	(0.34)	(0.40)	(0.35)
Net realized gains	(4.73)	0.00	(1.40)	(0.59)	(1.32)	(0.19)
Total distributions to shareholders	(5.03)	(0.32)	(1.79)	(0.93)	(1.72)	(0.54)
Net asset value, end of period	$49.45	$50.72	$36.39	$40.76	$38.67	$38.52
Total return[2]	7.48%	40.44%	(6.84)%	8.28%	4.95%	14.88%
Ratios to average net assets (annualized)
Gross expenses	0.69%	0.70%	0.71%	0.72%	0.72%	0.74%
Net expenses	0.69%	0.70%	0.71%	0.72%	0.72%	0.74%
Net investment income	0.91%	0.60%	0.99%	1.12%	0.85%	1.37%
Supplemental data
Portfolio turnover rate	12%	38%	51%	37%	37%	46%
Net assets, end of period (000s omitted)	$3,002,545	$2,925,693	$2,103,895	$2,094,860	$1,493,787	$906,784

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

20  |  Allspring Special Mid Cap Value Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Administrator Class	Six months ended March 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$50.22	$36.02	$40.35	$38.23	$38.12	$33.67
Net investment income	0.14 [1]	0.23	0.24 [1]	0.27 [1]	0.18 [1]	0.34 [1]
Net realized and unrealized gains (losses) on investments	3.50	14.13	(2.93)	2.61	1.52	4.52
Total from investment operations	3.64	14.36	(2.69)	2.88	1.70	4.86
Distributions to shareholders from
Net investment income	(0.13)	(0.16)	(0.24)	(0.17)	(0.27)	(0.22)
Net realized gains	(4.73)	0.00	(1.40)	(0.59)	(1.32)	(0.19)
Total distributions to shareholders	(4.86)	(0.16)	(1.64)	(0.76)	(1.59)	(0.41)
Net asset value, end of period	$49.00	$50.22	$36.02	$40.35	$38.23	$38.12
Total return[2]	7.29%	39.96%	(7.15)%	7.88%	4.58%	14.50%
Ratios to average net assets (annualized)
Gross expenses	1.04%	1.05%	1.06%	1.07%	1.07%	1.09%
Net expenses	1.04%	1.05%	1.06%	1.07%	1.07%	1.09%
Net investment income	0.55%	0.25%	0.65%	0.72%	0.47%	0.95%
Supplemental data
Portfolio turnover rate	12%	38%	51%	37%	37%	46%
Net assets, end of period (000s omitted)	$369,691	$389,512	$324,727	$604,126	$978,368	$1,156,796

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Special Mid Cap Value Fund  |  21

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Institutional Class	Six months ended March 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$50.63	$36.33	$40.70	$38.61	$38.47	$34.00
Net investment income	0.19	0.24	0.32	0.38 [1]	0.26	0.41
Net realized and unrealized gains (losses) on investments	3.55	14.35	(2.94)	2.60	1.56	4.58
Total from investment operations	3.74	14.59	(2.62)	2.98	1.82	4.99
Distributions to shareholders from
Net investment income	(0.26)	(0.29)	(0.35)	(0.30)	(0.36)	(0.33)
Net realized gains	(4.73)	0.00	(1.40)	(0.59)	(1.32)	(0.19)
Total distributions to shareholders	(4.99)	(0.29)	(1.75)	(0.89)	(1.68)	(0.52)
Net asset value, end of period	$49.38	$50.63	$36.33	$40.70	$38.61	$38.47
Total return[2]	7.43%	40.30%	(6.93)%	8.17%	4.84%	14.76%
Ratios to average net assets (annualized)
Gross expenses	0.79%	0.80%	0.81%	0.82%	0.82%	0.84%
Net expenses	0.79%	0.80%	0.81%	0.82%	0.82%	0.84%
Net investment income	0.82%	0.50%	0.89%	1.00%	0.73%	1.24%
Supplemental data
Portfolio turnover rate	12%	38%	51%	37%	37%	46%
Net assets, end of period (000s omitted)	$7,608,745	$7,209,810	$5,197,362	$5,349,953	$4,937,901	$4,595,274

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

22  |  Allspring Special Mid Cap Value Fund

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Special Mid Cap Value Fund (the "Fund") which is a diversified series of the Trust.
Effective on November 1, 2021, the sale transaction of Wells Fargo Asset Management ("WFAM") by Wells Fargo & Company to GTCR LLC and Reverence Capital Partners, L.P. was closed. In connection with the closing of the transaction, WFAM became known as Allspring Global Investments (“Allspring”) and various entities that provided services to the Fund changed their names to "Allspring", including Allspring Funds Management, LLC, the investment manager to the Fund, Allspring Global Investments, LLC and Allspring Global Investments (UK) Limited, both registered investment advisers providing subadvisory services to certain funds, and Allspring Funds Distributor, LLC, the Fund's principal underwriter. Consummation of the transaction resulted in a new investment management agreement and subadvisory agreement which became effective on November 1, 2021.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management").
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On March 31, 2022, such fair value pricing was used in pricing certain foreign securities.
Options that are listed on a foreign or domestic exchange or market are valued at the closing mid-price. Non-listed options are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate.

Allspring Special Mid Cap Value Fund  |  23

Notes to financial statements (unaudited)
On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Options
The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.
The Fund may also purchase call or put options. Premiums paid are included in the Statement of Assets and Liabilities as investments, the values of which are subsequently adjusted based on the current market values of the options. Premiums paid for purchased options that expire are recognized as realized losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.
Options traded on an exchange are regulated and terms of the options are standardized. The Fund is subject to equity price risk. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

24  |  Allspring Special Mid Cap Value Fund

Notes to financial statements (unaudited)
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date.
Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of March 31, 2022, the aggregate cost of all investments for federal income tax purposes was $9,198,565,742 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$3,527,850,457
Gross unrealized losses	(145,990,298)
Net unrealized gains	$3,381,860,159
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Allspring Special Mid Cap Value Fund  |  25

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Consumer discretionary	$ 1,294,615,210	$ 7,273,426	$0	$ 1,301,888,636
Consumer staples	829,536,741	0	0	829,536,741
Energy	762,179,726	0	0	762,179,726
Financials	2,360,868,545	0	0	2,360,868,545
Health care	937,360,480	0	0	937,360,480
Industrials	2,519,686,308	0	0	2,519,686,308
Information technology	919,450,103	0	0	919,450,103
Materials	551,597,920	0	0	551,597,920
Real estate	682,136,826	0	0	682,136,826
Utilities	865,384,988	0	0	865,384,988
Investment companies	153,252,450	0	0	153,252,450
Warrants
Financials	0	1,146,814	0	1,146,814
Short-term investments
Investment companies	695,936,364	0	0	695,936,364
Total assets	$12,572,005,661	$8,420,240	$0	$12,580,425,901
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended March 31, 2022, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.750%
Next $500 million	0.725
Next $1 billion	0.700
Next $2 billion	0.675
Next $1 billion	0.650
Next $5 billion	0.640
Next $2 billion	0.630
Next $4 billion	0.620
Over $16 billion	0.610
For the six months ended March 31, 2022, the management fee was equivalent to an annual rate of 0.66% of the Fund’s average daily net assets.

26  |  Allspring Special Mid Cap Value Fund

Notes to financial statements (unaudited)
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.21%
Class C	0.21
Class R	0.21
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through January 31, 2023 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. As of March 31, 2022, the contractual expense caps are as follows:
Expense ratio caps
Class A	1.16%
Class C	1.91
Class R	1.41
Class R6	0.73
Administrator Class	1.08
Institutional Class	0.83
Distribution fees
The Trust has adopted a distribution plan for Class C and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C and Class R shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended March 31, 2022,

Allspring Special Mid Cap Value Fund  |  27

Notes to financial statements (unaudited)
Allspring Funds Distributor received $17,869 from the sale of Class A shares and $433 in contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class A shares for the six months ended March 31, 2022.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Class R, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates, and to certain entities that were affiliates of the Fund until November 1, 2021.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended March 31, 2022 were $1,483,364,152 and $2,167,655,250, respectively.
6. SECURITIES LENDING TRANSACTIONS
The Fund lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Fund and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Federal Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Allspring Funds Management and is subadvised by Allspring Investments. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser.
In the event of counterparty default or the failure of a borrower to return a loaned security, the Fund has the right to use the collateral to offset any losses incurred. As of March 31, 2022, the Fund had securities lending transactions with the following counterparties which are subject to offset:
	Value of securities on loan	Collateral received[1]	Net amount
Barclays Capital Incorporated	$64,004,850	$(64,004,850)	$0
BNP Paribas Securities Corporation	3,714,960	(3,714,960)	0
Credit Suisse Securities (USA) LLC	26,071,500	(26,071,500)	0
Citigroup Global Markets Incorporated	47,092,500	(47,092,500)	0
Morgan Stanley & Co. LLC	880,284	(880,284)	0
1 Collateral received within this table is limited to the collateral for the net transaction with the counterparty.
7. DERIVATIVE TRANSACTIONS
During the six months ended March 31, 2022, the Fund entered into written options for hedging purposes and had an average of 213 written option contracts.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
8. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency

28  |  Allspring Special Mid Cap Value Fund

Notes to financial statements (unaudited)
purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight bank funding rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended March 31, 2022, there were no borrowings by the Fund under the agreement.
9. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

Allspring Special Mid Cap Value Fund  |  29

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

30  |  Allspring Special Mid Cap Value Fund

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 138 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Allspring Special Mid Cap Value Fund  |  31

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. McKnight Foundation Consultant, November 2020 to February 2021. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Consultant (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

32  |  Allspring Special Mid Cap Value Fund

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President, Chief Executive Officer and Director of Allspring Funds Management, LLC since 2017 and co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, since 2019. Prior thereto, Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014. In addition, Mr. Owen was an Executive Vice President of Wells Fargo & Company from 2014 to 2021.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Kate McKinley (Born 1977)	Chief Legal Officer, since 2021	Chief Legal Officer of Allspring Global Investments since 2021. Prior thereto, held various roles at State Street Global Advisors beginning in 2010, including serving as Senior Vice President and General Counsel from 2019 to 2021, and Chief Operating Officer of the Institutional Client Group from 2016 - 2019. Prior to working at State Street Global Advisors served as Assistant General Counsel for Bank of America Corporation from 2005 to 2010 and as an Associate at WilmerHale from 2002 to 2005.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Special Mid Cap Value Fund  |  33

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.
PAR-0522-00059 05-22
SA234/SAR234 03-22

Semi-Annual Report
March 31, 2022
Allspring
Diversified Capital Builder Fund

The views expressed and any forward-looking statements are as of March 31, 2022, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring Diversified Capital Builder Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for Allspring Diversified Capital Builder Fund for the six-month period that ended March 31, 2022.  Global stocks and bonds broadly declined during a challenging period. Despite progress on a global economic recovery from COVID-19, persistently high inflation, concerns regarding anticipated tightening of central bank monetary policy, and turmoil caused by the Russian invasion of Ukraine all led to a retreat from financial market gains made earlier in 2021. Among major indexes, the U.S. large-cap-dominated S&P 500 Index was an exception in escaping a half-year loss.
For the six-month period, U.S. stocks, based on the S&P 500 Index,1 gained 5.92%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned -3.72%, while the MSCI EM Index (Net) (USD),3 trailed both developed market benchmarks with a return of -8.20%. The Bloomberg U.S. Aggregate Bond Index,4returned -5.92%, the Bloomberg Global Aggregate ex-USD Index (unhedged),5 returned -7.26%, the Bloomberg Municipal Bond Index6 returned -5.55%, and the ICE BofA U.S. High Yield Index,7 lost 3.89%.
Inflationary concerns and the Russian-Ukraine war caused markets to retreat.
Elevated inflation pressures and the ongoing global supply bottleneck continued in October, but strong corporate earnings provided a bright spot in the U.S., the eurozone, and many Asian countries. Government bond yields rose globally as central banks prepared to tighten monetary policy. Commodity prices continued to rise, driven by sharply higher energy costs.
In November, as COVID-19 hospitalizations rose, most major global asset classes declined. Two exceptions were U.S. investment-grade bonds and Treasury Inflation-Protected Securities. President Biden signed a long-awaited $550 billion infrastructure bill to upgrade U.S. roads, bridges, and railways. Meanwhile, the Consumer Price Index8, a measure of domestic inflation conditions, jumped to its highest level in 31 years. While the threat of consistently high inflation led the U.S. Federal Reserve (Fed) to discuss a faster pace of tapering, the Omicron strain created uncertainty. Commodities lost ground for the month, driven by sharp declines in oil prices (and energy costs in general) as well as precious metals.
“Elevated inflation pressures and the ongoing global supply bottleneck continued in October, but strong corporate earnings provided a bright spot in the U.S., the eurozone, and many Asian countries.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2022. ICE Data Indices, LLC. All rights reserved.
[8]	The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.

2  |  Allspring Diversified Capital Builder Fund

Letter to shareholders (unaudited)
Global volatility lessened in December as data indicated a lower risk of severe disease and death from the Omicron variant. Even so, several countries introduced restrictions on travel and hospitality, among other sectors, in an effort to reduce the spread. In the U.S., data indicated a stable economy overall, with robust corporate earnings. Consumer spending potential looked strong heading into 2022 on elevated household savings and the lowest household debt ratio since 1973. U.S. corporate and high-yield bonds had monthly gains while Treasuries declined. Bonds were strongly affected by the projection of three 25-basis-point (bp; 100 bps equal 1.00%) policy rate hikes in 2022 by senior Federal Open Market Committee members, up from previous projections of just one hike.
In January 2022, the main focus was on potential U.S. interest rate hikes and the Russia-Ukraine conflict. The Fed hinted that a March interest rate hike was likely. Meanwhile, Russia threatened a potential invasion of Ukraine, which could disrupt Russia’s massive energy supplies and drive demand from non-Russian oil-producing countries. Elsewhere overseas, Europe saw food and energy prices spike, leading to rising inflation. Within fixed income, corporate bonds struggled in January, underperforming government bonds, as investors focused on continued elevated inflation and ongoing uncertainty over the U.S. monetary path.
The Russian invasion of Ukraine dominated the financial world in February and March. Equity, bond, and commodities markets were shaken by fear, uncertainty, and an upending of demand-supply dynamics. Major global stock indexes were down in February, along with global bonds overall, with ongoing high levels of volatility in March along with mixed results that favored U.S. large-cap stocks. Prices of commodities spiked, including crude oil, natural gas, wheat, and precious metals, on elevated concerns of supply shortages. All of this fed already-high inflation concerns and added to expectations of more aggressive central bank interest rate hikes. Sweeping sanctions against Russia and corporate pullouts contributed to market volatility. Despite the geopolitical turmoil, the U.S. economic outlook remained largely unchanged, with a healthy job market and signs of economic resilience accompanying higher prices.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Information on transaction closing.
On November 1, 2021, GTCR LLC and Reverence Capital Partners, L.P. announced the beginning of Allspring Global Investments™ with the close of the transaction to acquire Wells Fargo Funds Management, LLC; Wells Capital Management LLC; Galliard Capital Management LLC.; Wells Fargo Asset Management (International) Ltd.; Wells Fargo Asset Management Luxembourg S.A.; and Wells Fargo Funds Distributor, LLC, as well as Wells Fargo Bank, N.A.’s business of acting as trustee to its collective investment trusts and all related Wells Fargo Asset Management legal entities. The transaction closed on November 1, 2021, forming Allspring Global Investments, a privately held asset management firm with $451 billion in AUM1 as of March 31, 2022.
“ The Russian invasion of Ukraine dominated the financial world in February and March. Equity, bond, and commodities markets were shaken by fear, uncertainty, and an upending of demand-supply dynamics.”

[1]	Figures are as of March 31, 2022, unless otherwise noted. Please note that the assets under management figures provided have been adjusted to eliminate any duplication of reporting among assets directed by multiple investment teams and includes $91.2B from Galliard Capital Management ($74.7B stable value; $16.5B fixed income), an investment advisor that is not part of the Allspring trade name/GIPS firm.

Allspring Diversified Capital Builder Fund  |  3

Letter to shareholders (unaudited)
For further information about your Fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
Allspring Global Investments™ is a leading independent asset management firm with a full breadth of investment capabilities across diverse asset classes, serving the needs of its institutional and wealth management clients around the world. Allspring operates across 18 offices globally supported by more than 480 investment professionals. Allspring and its investment teams provide a broad range of differentiated investment products and solutions to help its diverse range of clients meet their investment objectives.
As part of this transition, all mutual funds within the Wells Fargo Funds family were rebranded as Allspring Funds. Each individual fund had “Wells Fargo” removed from its fund name and replaced with “Allspring.” The fund name changes went into effect on December 6, 2021.
Allspring Global Investments™ is the trade name for the asset management firm of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds
Notice to Shareholders
Russia launched a large-scale invasion of Ukraine on February 24, 2022. As a result of this military action, the United States and many other countries have instituted various economic sanctions against Russian and Belarus individuals and entities. The situation has led to increased financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities, such as oil and natural gas. The extent and duration of the military action, resulting sanctions imposed, other punitive action taken and the resulting market disruptions cannot be easily predicted.
Our solidarity and support goes out to our impacted employees and the people affected in Ukraine and their families. Allspring has a dedicated team of investment professionals actively monitoring the situation for any new developments and the potential impact to our clients and investment products. As the situation remains fluid, we are focused on the assessment of risks, valuation, and liquidity of impacted securities. Please visit our website at allspringglobal.com and click on “Russia-Ukraine Portfolio Impacts” for further information.

4  |  Allspring Diversified Capital Builder Fund

This page is intentionally left blank.

Performance highlights (unaudited)
Investment objective	The Fund seeks long-term total return, consisting of capital appreciation and current income.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Robert Junkin, Margaret Patel

Average annual total returns (%) as of March 31, 2022
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (EKBAX)	1-20-1998	4.87	9.67	11.41	11.23	10.98	12.08	1.11	1.11
Class C (EKBCX)	1-22-1998	9.43	10.17	11.25	10.43	10.17	11.25	1.86	1.86
Administrator Class (EKBDX)	7-30-2010	–	–	–	11.45	11.09	12.24	1.03	1.03
Institutional Class (EKBYX)	1-26-1998	–	–	–	11.68	11.37	12.50	0.78	0.78
Diversified Capital Builder Blended Index[3]	–	–	–	–	9.85	13.03	12.35	–	–
ICE BofA U.S. Cash Pay High Yield Index[4]	–	–	–	–	-0.28	4.55	5.68	–	–
Russell 1000® Index[5]	–	–	–	–	13.27	15.82	14.53	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through January 31, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.13% for Class A, 1.88% for Class C, 1.05% for Administrator Class, and 0.78% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Source: Allspring Funds Management, LLC. The Diversified Capital Builder Blended Index is composed 75% of the Russell 1000® Index and 25% of the ICE BofA U.S. Cash Pay High Yield Index. You cannot invest directly in an index.
[4]	The ICE BofA U.S. Cash Pay High Yield Index is an unmanaged market index that provides a broad-based performance measure of the non-investment grade U.S. domestic bond index. You cannot invest directly in an index. Copyright 2022. ICE Data Indices, LLC. All rights reserved.
[5]	The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.
Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk, high-yield securities risk, and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

6  |  Allspring Diversified Capital Builder Fund

Performance highlights (unaudited)
Ten largest holdings (%) as of March 31, 2022[1]
AbbVie Incorporated	6.42
Broadcom Incorporated	4.78
L3Harris Technologies Incorporated	4.71
Amphenol Corporation Class A	3.81
Synopsys Incorporated	3.74
Advanced Micro Devices Incorporated	3.36
Leidos Holdings Incorporated	2.91
Amgen Incorporated	2.85
Berry Global Group Incorporated	2.78
Thermo Fisher Scientific Incorporated	2.49
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.
Portfolio composition as of March 31, 2022[1]
[1]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

Allspring Diversified Capital Builder Fund  |  7

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2021 to March 31, 2022.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 10-1-2021	Ending account value 3-31-2022	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,069.44	$5.68	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.45	$5.54	1.10%
Class C
Actual	$1,000.00	$1,065.83	$9.53	1.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.71	$9.30	1.85%
Administrator Class
Actual	$1,000.00	$1,071.02	$5.27	1.02%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.85	$5.14	1.02%
Institutional Class
Actual	$1,000.00	$1,071.60	$3.98	0.77%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.09	$3.88	0.77%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 182 divided by 365 (to reflect the one-half-year period).

8  |  Allspring Diversified Capital Builder Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Shares	Value
Common stocks: 84.48%
Consumer discretionary: 0.29%
Household durables: 0.29%
Whirlpool Corporation	20,000	$ 3,455,600
Health care: 29.11%
Biotechnology: 13.04%
AbbVie Incorporated	470,000	76,191,700
Amgen Incorporated	140,000	33,854,800
Biogen Incorporated †	10,000	2,106,000
Horizon Therapeutics plc †	212,000	22,304,520
Neurocrine Biosciences Incorporated †	105,000	9,843,750
Vertex Pharmaceuticals Incorporated †	40,000	10,438,800
		154,739,570
Health care equipment & supplies: 3.03%
Abbott Laboratories	180,000	21,304,800
Becton Dickinson & Company	55,000	14,630,000
		35,934,800
Health care providers & services: 2.45%
McKesson Corporation	95,000	29,082,350
Life sciences tools & services: 6.99%
Bio-Rad Laboratories Incorporated Class A †	15,000	8,448,450
Charles River Laboratories International Incorporated †	20,000	5,679,400
Danaher Corporation	85,000	24,933,050
IQVIA Holdings Incorporated †	50,000	11,560,500
Thermo Fisher Scientific Incorporated	50,000	29,532,500
West Pharmaceutical Services Incorporated	7,000	2,874,970
		83,028,870
Pharmaceuticals: 3.60%
Bristol-Myers Squibb Company	300,000	21,909,000
Catalent Incorporated †	50,000	5,545,000
Merck & Company Incorporated	150,000	12,307,500
Merck KGaA ADR	70,000	2,926,700
		42,688,200
Industrials: 15.98%
Aerospace & defense: 5.28%
Curtiss-Wright Corporation	45,000	6,757,200
L3Harris Technologies Incorporated	225,000	55,905,750
		62,662,950
Electrical equipment: 1.63%
AMETEK Incorporated	145,000	19,311,100
Industrial conglomerates: 0.58%
Honeywell International Incorporated	35,000	6,810,300
Machinery: 5.58%
Crane Company	43,000	4,656,040
IDEX Corporation	80,000	15,338,400
The accompanying notes are an integral part of these financial statements.

Allspring Diversified Capital Builder Fund  |  9

Portfolio of investments—March 31, 2022 (unaudited)

	Shares	Value
Machinery (continued)
John Bean Technologies Corporation	175,000	$ 20,732,250
The Timken Company	420,000	25,494,000
		66,220,690
Professional services: 2.91%
Leidos Holdings Incorporated	320,000	34,566,400
Information technology: 27.73%
Electronic equipment, instruments & components: 4.83%
Amphenol Corporation Class A	600,000	45,210,000
Teledyne Technologies Incorporated †	25,500	12,052,065
		57,262,065
IT services: 0.71%
MasterCard Incorporated Class A	23,500	8,398,430
Semiconductors & semiconductor equipment: 14.76%
Advanced Micro Devices Incorporated †	365,000	39,909,100
Analog Devices Incorporated	45,000	7,433,100
Broadcom Incorporated	90,000	56,671,200
Marvell Technology Incorporated	75,000	5,378,250
Microchip Technology Incorporated	330,000	24,796,200
Micron Technology Incorporated	210,000	16,356,900
NVIDIA Corporation	27,000	7,367,220
Qualcomm Incorporated	50,000	7,641,000
Synaptics Incorporated †	25,000	4,987,500
Texas Instruments Incorporated	25,000	4,587,000
		175,127,470
Software: 7.43%
Adobe Incorporated †	20,000	9,112,400
ANSYS Incorporated †	30,000	9,529,500
Autodesk Incorporated †	30,000	6,430,500
Microsoft Corporation	61,000	18,806,910
Synopsys Incorporated †	133,000	44,324,910
		88,204,220
Materials: 11.37%
Chemicals: 7.53%
Celanese Corporation Series A	72,000	10,286,640
Eastman Chemical Company	160,000	17,929,600
Huntsman Corporation	615,000	23,068,650
Olin Corporation	155,000	8,103,400
PPG Industries Incorporated	32,000	4,194,240
The Sherwin-Williams Company	47,500	11,856,950
Tronox Holdings plc Class A	47,300	936,067
Westlake Chemical Corporation	105,000	12,957,000
		89,332,547
Containers & packaging: 3.84%
AptarGroup Incorporated	76,500	8,988,750
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Diversified Capital Builder Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Shares	Value
Containers & packaging (continued)
Berry Global Group Incorporated †	570,000	$ 33,037,200
Sealed Air Corporation	53,000	3,548,880
		45,574,830
Total Common stocks (Cost $649,763,546)		1,002,400,392

	Interest rate	Maturity date	Principal
Corporate bonds and notes: 12.08%
Consumer discretionary: 1.09%
Auto components: 1.09%
Tenneco Incorporated 144A	5.13%	4-15-2029	$13,000,000	12,919,010
Consumer staples: 1.09%
Food products: 0.63%
Post Holdings Incorporated 144A	4.50	9-15-2031	8,435,000	7,473,325
Household durables: 0.46%
Spectrum Brands Incorporated 144A	3.88	3-15-2031	6,200,000	5,469,640
Health care: 2.54%
Health care equipment & supplies: 0.43%
Hologic Incorporated 144A	3.25	2-15-2029	5,440,000	5,079,709
Health care providers & services: 1.73%
AMN Healthcare Incorporated 144A	4.00	4-15-2029	1,000,000	926,300
AMN Healthcare Incorporated 144A	4.63	10-1-2027	1,000,000	972,310
Catalent Pharma Solutions Incorporated 144A	3.13	2-15-2029	1,000,000	908,915
Davita Incorporated 144A	4.63	6-1-2030	13,550,000	12,652,990
Encompass Health Corporation	4.63	4-1-2031	5,500,000	5,148,220
				20,608,735
Life sciences tools & services: 0.16%
Charles River Laboratories Incorporated 144A	4.00	3-15-2031	2,000,000	1,877,500
Pharmaceuticals: 0.22%
Bausch Health Companies Incorporated 144A	5.25	2-15-2031	1,500,000	1,167,540
Organon Finance 1 LLC 144A	5.13	4-30-2031	1,500,000	1,447,500
				2,615,040
Industrials: 2.00%
Aerospace & defense: 0.97%
TransDigm Group Incorporated	4.63	1-15-2029	9,000,000	8,414,730
TransDigm Group Incorporated	6.38	6-15-2026	3,000,000	3,027,075
				11,441,805
Commercial services & supplies: 0.26%
ACCO Brands Corporation 144A	4.25	3-15-2029	2,000,000	1,846,830
Stericycle Incorporated 144A	3.88	1-15-2029	1,310,000	1,218,300
				3,065,130
The accompanying notes are an integral part of these financial statements.

Allspring Diversified Capital Builder Fund  |  11

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Construction & engineering: 0.77%
Dycom Industries Incorporated 144A	4.50%	4-15-2029	$ 9,720,000	$ 9,161,100
Information technology: 1.45%
Electronic equipment, instruments & components: 0.69%
TTM Technologies Incorporated 144A	4.00	3-1-2029	8,890,000	8,223,250
IT services: 0.03%
Gartner Incorporated 144A	3.63	6-15-2029	350,000	328,125
Semiconductors & semiconductor equipment: 0.40%
Synaptics Incorporated 144A	4.00	6-15-2029	5,000,000	4,712,500
Software: 0.33%
Citrix Systems Incorporated	3.30	3-1-2030	4,000,000	3,956,470
Materials: 2.79%
Chemicals: 1.78%
Koppers Incorporated 144A	6.00	2-15-2025	8,190,000	8,026,200
Tronox Incorporated 144A	4.63	3-15-2029	5,310,000	4,971,488
Valvoline Incorporated 144A	3.63	6-15-2031	9,495,000	8,202,541
				21,200,229
Containers & packaging: 1.01%
Ball Corporation	2.88	8-15-2030	12,000,000	10,758,540
Berry Global Incorporated 144A«	4.50	2-15-2026	1,189,000	1,189,048
				11,947,588
Real estate: 1.04%
Equity REITs: 1.04%
Iron Mountain Incorporated 144A	4.50	2-15-2031	12,350,000	11,405,349
SBA Communications Corporation	3.13	2-1-2029	1,000,000	909,620
				12,314,969
Utilities: 0.08%
Electric utilities: 0.08%
NRG Energy Incorporated 144A	5.25	6-15-2029	1,000,000	977,230
Total Corporate bonds and notes (Cost $155,081,813)				143,371,355
Yankee corporate bonds and notes: 2.31%
Health care: 1.06%
Pharmaceuticals: 1.06%
Bausch Health Companies Incorporated 144A	5.25	1-30-2030	16,000,000	12,568,640
Industrials: 0.23%
Electrical equipment: 0.23%
Sensata Technologies BV 144A	4.00	4-15-2029	2,880,000	2,742,422
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Diversified Capital Builder Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Information technology: 0.40%
Technology hardware, storage & peripherals: 0.40%
Seagate HDD	3.13%	7-15-2029	$ 1,500,000	$ 1,346,250
Seagate HDD	4.09	6-1-2029	3,488,000	3,383,534
				4,729,784
Materials: 0.62%
Chemicals: 0.62%
Methanex Corporation	5.13	10-15-2027	4,000,000	4,020,000
Methanex Corporation	5.25	12-15-2029	3,293,000	3,342,395
				7,362,395
Total Yankee corporate bonds and notes (Cost $31,558,168)				27,403,241

		Yield	Shares
Short-term investments: 0.45%
Investment companies: 0.45%
Allspring Government Money Market Fund Select Class ♠∞		0.18	4,418,891	4,418,891
Securities Lending Cash Investments LLC ♠∩∞		0.40	918,900	918,900
Total Short-term investments (Cost $5,337,791)				5,337,791
Total investments in securities (Cost $841,741,318)	99.32%			1,178,512,779
Other assets and liabilities, net	0.68			8,118,627
Total net assets	100.00%			$1,186,631,406

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
The accompanying notes are an integral part of these financial statements.

Allspring Diversified Capital Builder Fund  |  13

Portfolio of investments—March 31, 2022 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$3,420,686	$82,865,980	$(81,867,775)	$0	$0	$ 4,418,891	4,418,891	$ 1,008
Securities Lending Cash Investments LLC	0	3,140,230	(2,221,330)	0	0	918,900	918,900	525 #
				$0	$0	$5,337,791		$1,533

#	Amount shown represents income before fees and rebates.
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Diversified Capital Builder Fund

Statement of assets and liabilities—March 31, 2022 (unaudited)

Assets
Investments in unaffiliated securities (including $900,675 of securities loaned), at value (cost $836,403,527)	$ 1,173,174,988
Investments in affiliated securities, at value (cost $5,337,791)	5,337,791
Receivable for investments sold	19,030,022
Receivable for dividends and interest	2,578,601
Receivable for Fund shares sold	690,330
Receivable for securities lending income, net	781
Prepaid expenses and other assets	92,318
Total assets	1,200,904,831
Liabilities
Payable for investments purchased	11,773,524
Payable upon receipt of securities loaned	918,900
Management fee payable	609,105
Payable for Fund shares redeemed	502,627
Administration fees payable	182,643
Distribution fee payable	80,485
Trustees’ fees and expenses payable	2,739
Dividends payable	2,360
Accrued expenses and other liabilities	201,042
Total liabilities	14,273,425
Total net assets	$1,186,631,406
Net assets consist of
Paid-in capital	$ 800,739,662
Total distributable earnings	385,891,744
Total net assets	$1,186,631,406
Computation of net asset value and offering price per share
Net assets – Class A	$ 675,300,941
Shares outstanding – Class A1	53,468,579
Net asset value per share – Class A	$12.63
Maximum offering price per share – Class A2	$13.40
Net assets – Class C	$ 128,528,269
Shares outstanding – Class C1	10,224,162
Net asset value per share – Class C	$12.57
Net assets – Administrator Class	$ 8,758,587
Shares outstanding – Administrator Class[1]	693,726
Net asset value per share – Administrator Class	$12.63
Net assets – Institutional Class	$ 374,043,609
Shares outstanding – Institutional Class[1]	29,854,152
Net asset value per share – Institutional Class	$12.53
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

Allspring Diversified Capital Builder Fund  |  15

Statement of operations—six months ended March 31, 2022 (unaudited)

Investment income
Dividends	$ 6,943,490
Interest	3,804,822
Income from affiliated securities	6,276
Total investment income	10,754,588
Expenses
Management fee	3,654,852
Administration fees
Class A	713,505
Class C	137,147
Administrator Class	5,589
Institutional Class	243,297
Shareholder servicing fees
Class A	849,411
Class C	163,271
Administrator Class	10,748
Distribution fee
Class C	489,792
Custody and accounting fees	25,136
Professional fees	28,120
Registration fees	36,813
Shareholder report expenses	59,468
Trustees’ fees and expenses	10,683
Other fees and expenses	26,789
Total expenses	6,454,621
Less: Fee waivers and/or expense reimbursements
Class A	(9,680)
Institutional Class	(106)
Net expenses	6,444,835
Net investment income	4,309,753
Realized and unrealized gains (losses) on investments
Net realized gains on investments	48,625,801
Net change in unrealized gains (losses) on investments	26,835,263
Net realized and unrealized gains (losses) on investments	75,461,064
Net increase in net assets resulting from operations	$79,770,817
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Diversified Capital Builder Fund

Statement of changes in net assets

	Six months ended March 31, 2022 (unaudited)		Year ended September 30, 2021
Operations
Net investment income		$ 4,309,753		$ 8,992,566
Net realized gains on investments		48,625,801		76,411,912
Net change in unrealized gains (losses) on investments		26,835,263		102,334,271
Net increase in net assets resulting from operations		79,770,817		187,738,749
Distributions to shareholders from
Net investment income and net realized gains
Class A		(46,125,355)		(11,123,408)
Class C		(8,423,434)		(1,538,817)
Administrator Class		(597,620)		(132,621)
Institutional Class		(26,037,889)		(7,100,792)
Total distributions to shareholders		(81,184,298)		(19,895,638)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	861,320	11,063,881	2,656,403	32,028,112
Class C	369,342	4,715,998	1,126,019	13,697,978
Administrator Class	78,956	1,002,357	157,581	1,930,653
Institutional Class	2,848,414	36,647,647	4,135,579	50,095,587
		53,429,883		97,752,330
Reinvestment of distributions
Class A	3,429,237	44,047,805	887,849	10,610,267
Class C	650,758	8,310,005	128,497	1,513,271
Administrator Class	46,365	595,790	10,971	131,644
Institutional Class	1,878,325	23,954,700	544,042	6,491,325
		76,908,300		18,746,507
Payment for shares redeemed
Class A	(2,874,665)	(37,146,033)	(6,835,939)	(83,812,601)
Class C	(907,131)	(11,579,698)	(2,374,486)	(28,773,555)
Administrator Class	(82,821)	(1,064,230)	(107,947)	(1,340,542)
Institutional Class	(3,464,849)	(44,162,014)	(5,661,351)	(68,312,479)
		(93,951,975)		(182,239,177)
Net increase (decrease) in net assets resulting from capital share transactions		36,386,208		(65,740,340)
Total increase in net assets		34,972,727		102,102,771
Net assets
Beginning of period		1,151,658,679		1,049,555,908
End of period		$1,186,631,406		$1,151,658,679
The accompanying notes are an integral part of these financial statements.

Allspring Diversified Capital Builder Fund  |  17

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Class A	Six months ended March 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$12.64	$10.88	$10.71	$10.88	$10.30	$9.96
Net investment income	0.05	0.09	0.11	0.14	0.10	0.14 [1]
Net realized and unrealized gains (losses) on investments	0.84	1.87	0.63	0.37	1.06	1.12
Total from investment operations	0.89	1.96	0.74	0.51	1.16	1.26
Distributions to shareholders from
Net investment income	(0.05)	(0.10)	(0.13)	(0.14)	(0.09)	(0.14)
Net realized gains	(0.85)	(0.10)	(0.44)	(0.54)	(0.49)	(0.78)
Total distributions to shareholders	(0.90)	(0.20)	(0.57)	(0.68)	(0.58)	(0.92)
Net asset value, end of period	$12.63	$12.64	$10.88	$10.71	$10.88	$10.30
Total return[2]	6.94%	18.18%	7.26%	5.60%	11.72%	13.62%
Ratios to average net assets (annualized)
Gross expenses	1.10%	1.11%	1.11%	1.12%	1.11%	1.12%
Net expenses	1.10%	1.11%	1.11%	1.12%	1.11%	1.12%
Net investment income	0.70%	0.76%	1.09%	1.38%	0.96%	1.43%
Supplemental data
Portfolio turnover rate	10%	28%	44%	61%	31%	54%
Net assets, end of period (000s omitted)	$675,301	$657,696	$601,951	$616,346	$574,760	$551,272

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

18  |  Allspring Diversified Capital Builder Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Class C	Six months ended March 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$12.58	$10.86	$10.69	$10.86	$10.28	$9.96
Net investment income (loss)	(0.00) [1]	0.00 [2,3]	0.03	0.06	0.02	0.08
Net realized and unrealized gains (losses) on investments	0.84	1.86	0.63	0.37	1.06	1.11
Total from investment operations	0.84	1.86	0.66	0.43	1.08	1.19
Distributions to shareholders from
Net investment income	(0.00) [3]	(0.04)	(0.05)	(0.06)	(0.01)	(0.09)
Net realized gains	(0.85)	(0.10)	(0.44)	(0.54)	(0.49)	(0.78)
Total distributions to shareholders	(0.85)	(0.14)	(0.49)	(0.60)	(0.50)	(0.87)
Net asset value, end of period	$12.57	$12.58	$10.86	$10.69	$10.86	$10.28
Total return[4]	6.58%	17.25%	6.44%	4.81%	10.88%	12.85%
Ratios to average net assets (annualized)
Gross expenses	1.85%	1.86%	1.86%	1.87%	1.87%	1.87%
Net expenses	1.85%	1.86%	1.86%	1.87%	1.87%	1.87%
Net investment income (loss)	(0.05)%	0.01%	0.34%	0.65%	0.21%	0.65%
Supplemental data
Portfolio turnover rate	10%	28%	44%	61%	31%	54%
Net assets, end of period (000s omitted)	$128,528	$127,209	$121,947	$118,297	$131,601	$117,346

[1]	Amount is more than $(0.005)
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Diversified Capital Builder Fund  |  19

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Administrator Class	Six months ended March 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$12.64	$10.89	$10.72	$10.89	$10.32	$9.97
Net investment income	0.05 [1]	0.10 [1]	0.12 [1]	0.15 [1]	0.11 [1]	0.16 [1]
Net realized and unrealized gains (losses) on investments	0.86	1.86	0.63	0.37	1.06	1.12
Total from investment operations	0.91	1.96	0.75	0.52	1.17	1.28
Distributions to shareholders from
Net investment income	(0.07)	(0.11)	(0.14)	(0.15)	(0.11)	(0.15)
Net realized gains	(0.85)	(0.10)	(0.44)	(0.54)	(0.49)	(0.78)
Total distributions to shareholders	(0.92)	(0.21)	(0.58)	(0.69)	(0.60)	(0.93)
Net asset value, end of period	$12.63	$12.64	$10.89	$10.72	$10.89	$10.32
Total return[2]	7.10%	18.17%	7.33%	5.67%	11.73%	13.75%
Ratios to average net assets (annualized)
Gross expenses	1.02%	1.03%	1.03%	1.04%	1.03%	1.04%
Net expenses	1.02%	1.03%	1.03%	1.04%	1.03%	1.04%
Net investment income	0.78%	0.84%	1.19%	1.47%	1.04%	1.58%
Supplemental data
Portfolio turnover rate	10%	28%	44%	61%	31%	54%
Net assets, end of period (000s omitted)	$8,759	$8,234	$6,429	$9,708	$13,821	$10,225

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

20  |  Allspring Diversified Capital Builder Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Institutional Class	Six months ended March 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$12.54	$10.79	$10.64	$10.81	$10.25	$9.90
Net investment income	0.07	0.13	0.14	0.18	0.14	0.19
Net realized and unrealized gains (losses) on investments	0.84	1.86	0.62	0.36	1.05	1.11
Total from investment operations	0.91	1.99	0.76	0.54	1.19	1.30
Distributions to shareholders from
Net investment income	(0.07)	(0.14)	(0.17)	(0.17)	(0.14)	(0.17)
Net realized gains	(0.85)	(0.10)	(0.44)	(0.54)	(0.49)	(0.78)
Total distributions to shareholders	(0.92)	(0.24)	(0.61)	(0.71)	(0.63)	(0.95)
Net asset value, end of period	$12.53	$12.54	$10.79	$10.64	$10.81	$10.25
Total return[1]	7.16%	18.51%	7.48%	5.98%	12.04%	14.11%
Ratios to average net assets (annualized)
Gross expenses	0.77%	0.78%	0.78%	0.79%	0.79%	0.79%
Net expenses	0.77%	0.78%	0.78%	0.78%	0.78%	0.78%
Net investment income	1.03%	1.09%	1.42%	1.73%	1.30%	1.71%
Supplemental data
Portfolio turnover rate	10%	28%	44%	61%	31%	54%
Net assets, end of period (000s omitted)	$374,044	$358,519	$319,229	$359,278	$326,283	$262,754

[1]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Diversified Capital Builder Fund  |  21

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Diversified Capital Builder Fund (the "Fund") which is a diversified series of the Trust.
Effective on November 1, 2021, the sale transaction of Wells Fargo Asset Management ("WFAM") by Wells Fargo & Company to GTCR LLC and Reverence Capital Partners, L.P. was closed. In connection with the closing of the transaction, WFAM became known as Allspring Global Investments (“Allspring”) and various entities that provided services to the Fund changed their names to "Allspring", including Allspring Funds Management, LLC, the investment manager to the Fund, Allspring Global Investments, LLC and Allspring Global Investments (UK) Limited, both registered investment advisers providing subadvisory services to certain funds, and Allspring Funds Distributor, LLC, the Fund's principal underwriter. Consummation of the transaction resulted in a new investment management agreement and subadvisory agreement which became effective on November 1, 2021.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of

22  |  Allspring Diversified Capital Builder Fund

Notes to financial statements (unaudited)
securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income quarterly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of March 31, 2022, the aggregate cost of all investments for federal income tax purposes was $531,909,937 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$702,748,160
Gross unrealized losses	(56,145,318)
Net unrealized gains	$646,602,842
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

Allspring Diversified Capital Builder Fund  |  23

Notes to financial statements (unaudited)
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Consumer discretionary	$ 3,455,600	$ 0	$0	$ 3,455,600
Health care	345,473,790	0	0	345,473,790
Industrials	189,571,440	0	0	189,571,440
Information technology	328,992,185	0	0	328,992,185
Materials	134,907,377	0	0	134,907,377
Corporate bonds and notes	0	143,371,355	0	143,371,355
Yankee corporate bonds and notes	0	27,403,241	0	27,403,241
Short-term investments
Investment companies	5,337,791	0	0	5,337,791
Total assets	$1,007,738,183	$170,774,596	$0	$1,178,512,779
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended March 31, 2022, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

24  |  Allspring Diversified Capital Builder Fund

Notes to financial statements (unaudited)
Average daily net assets	Management fee
First $500 million	0.650%
Next $500 million	0.600
Next $2 billion	0.550
Next $2 billion	0.525
Next $5 billion	0.490
Over $10 billion	0.480
For the six months ended March 31, 2022, the management fee was equivalent to an annual rate of 0.61% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.21%
Class C	0.21
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through January 31, 2023 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. As of March 31, 2022, the contractual expense caps are as follows:
Expense ratio caps
Class A	1.13%
Class C	1.88
Administrator Class	1.05
Institutional Class	0.78

Allspring Diversified Capital Builder Fund  |  25

Notes to financial statements (unaudited)
Distribution fee
The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate of 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended March 31, 2022, Allspring Funds Distributor received $12,022 from the sale of Class A shares and $29 in contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class A shares for the six months ended March 31, 2022.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates, and to certain entities that were affiliates of the Fund until November 1, 2021.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended March 31, 2022 were $113,896,493 and $162,977,288, respectively.
6. SECURITIES LENDING TRANSACTIONS
The Fund lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Fund and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Federal Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Allspring Funds Management and is subadvised by Allspring Investments. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser.
In the event of counterparty default or the failure of a borrower to return a loaned security, the Fund has the right to use the collateral to offset any losses incurred. As of March 31, 2022, the Fund had securities lending transactions with the following counterparties which are subject to offset:
Counterparty	Value of securities on loan	Collateral received[1]	Net amount
Citigroup Global Markets Incorporated	$900,675	$(900,675)	$0
1 Collateral received within this table is limited to the collateral for the net transaction with the counterparty.
7. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based

26  |  Allspring Diversified Capital Builder Fund

Notes to financial statements (unaudited)
on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight bank funding rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended March 31, 2022, there were no borrowings by the Fund under the agreement.
8. CONCENTRATION RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the health care and information technology sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
9. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

Allspring Diversified Capital Builder Fund  |  27

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

28  |  Allspring Diversified Capital Builder Fund

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 138 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Allspring Diversified Capital Builder Fund  |  29

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. McKnight Foundation Consultant, November 2020 to February 2021. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Consultant (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

30  |  Allspring Diversified Capital Builder Fund

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President, Chief Executive Officer and Director of Allspring Funds Management, LLC since 2017 and co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, since 2019. Prior thereto, Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014. In addition, Mr. Owen was an Executive Vice President of Wells Fargo & Company from 2014 to 2021.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Kate McKinley (Born 1977)	Chief Legal Officer, since 2021	Chief Legal Officer of Allspring Global Investments since 2021. Prior thereto, held various roles at State Street Global Advisors beginning in 2010, including serving as Senior Vice President and General Counsel from 2019 to 2021, and Chief Operating Officer of the Institutional Client Group from 2016 - 2019. Prior to working at State Street Global Advisors served as Assistant General Counsel for Bank of America Corporation from 2005 to 2010 and as an Associate at WilmerHale from 2002 to 2005.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Diversified Capital Builder Fund  |  31

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.
PAR-0522-00044 05-22
SA225/SAR225 03-22

Semi-Annual Report
March 31, 2022
Allspring
Diversified Income Builder Fund

The views expressed and any forward-looking statements are as of March 31, 2022, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring Diversified Income Builder Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for Allspring Diversified Income Builder Fund for the six-month period that ended March 31, 2022.  Global stocks and bonds broadly declined during a challenging period. Despite progress on a global economic recovery from COVID-19, persistently high inflation, concerns regarding anticipated tightening of central bank monetary policy, and turmoil caused by the Russian invasion of Ukraine all led to a retreat from financial market gains made earlier in 2021. Among major indexes, the U.S. large-cap-dominated S&P 500 Index was an exception in escaping a half-year loss.
For the six-month period, U.S. stocks, based on the S&P 500 Index,1 gained 5.92%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned -3.72%, while the MSCI EM Index (Net) (USD),3 trailed both developed market benchmarks with a return of -8.20%. The Bloomberg U.S. Aggregate Bond Index,4returned -5.92%, the Bloomberg Global Aggregate ex-USD Index (unhedged),5 returned -7.26%, the Bloomberg Municipal Bond Index6 returned -5.55%, and the ICE BofA U.S. High Yield Index,7 lost 3.89%.
Inflationary concerns and the Russian-Ukraine war caused markets to retreat.
Elevated inflation pressures and the ongoing global supply bottleneck continued in October, but strong corporate earnings provided a bright spot in the U.S., the eurozone, and many Asian countries. Government bond yields rose globally as central banks prepared to tighten monetary policy. Commodity prices continued to rise, driven by sharply higher energy costs.
In November, as COVID-19 hospitalizations rose, most major global asset classes declined. Two exceptions were U.S. investment-grade bonds and Treasury Inflation-Protected Securities. President Biden signed a long-awaited $550 billion infrastructure bill to upgrade U.S. roads, bridges, and railways. Meanwhile, the Consumer Price Index8, a measure of domestic inflation conditions, jumped to its highest level in 31 years. While the threat of consistently high inflation led the U.S. Federal Reserve (Fed) to discuss a faster pace of tapering, the Omicron strain created uncertainty. Commodities lost ground for the month, driven by sharp declines in oil prices (and energy costs in general) as well as precious metals.
“Elevated inflation pressures and the ongoing global supply bottleneck continued in October, but strong corporate earnings provided a bright spot in the U.S., the eurozone, and many Asian countries.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2022. ICE Data Indices, LLC. All rights reserved.
[8]	The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.

2  |  Allspring Diversified Income Builder Fund

Letter to shareholders (unaudited)
Global volatility lessened in December as data indicated a lower risk of severe disease and death from the Omicron variant. Even so, several countries introduced restrictions on travel and hospitality, among other sectors, in an effort to reduce the spread. In the U.S., data indicated a stable economy overall, with robust corporate earnings. Consumer spending potential looked strong heading into 2022 on elevated household savings and the lowest household debt ratio since 1973. U.S. corporate and high-yield bonds had monthly gains while Treasuries declined. Bonds were strongly affected by the projection of three 25-basis-point (bp; 100 bps equal 1.00%) policy rate hikes in 2022 by senior Federal Open Market Committee members, up from previous projections of just one hike.
In January 2022, the main focus was on potential U.S. interest rate hikes and the Russia-Ukraine conflict. The Fed hinted that a March interest rate hike was likely. Meanwhile, Russia threatened a potential invasion of Ukraine, which could disrupt Russia’s massive energy supplies and drive demand from non-Russian oil-producing countries. Elsewhere overseas, Europe saw food and energy prices spike, leading to rising inflation. Within fixed income, corporate bonds struggled in January, underperforming government bonds, as investors focused on continued elevated inflation and ongoing uncertainty over the U.S. monetary path.
The Russian invasion of Ukraine dominated the financial world in February and March. Equity, bond, and commodities markets were shaken by fear, uncertainty, and an upending of demand-supply dynamics. Major global stock indexes were down in February, along with global bonds overall, with ongoing high levels of volatility in March along with mixed results that favored U.S. large-cap stocks. Prices of commodities spiked, including crude oil, natural gas, wheat, and precious metals, on elevated concerns of supply shortages. All of this fed already-high inflation concerns and added to expectations of more aggressive central bank interest rate hikes. Sweeping sanctions against Russia and corporate pullouts contributed to market volatility. Despite the geopolitical turmoil, the U.S. economic outlook remained largely unchanged, with a healthy job market and signs of economic resilience accompanying higher prices.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Information on transaction closing.
On November 1, 2021, GTCR LLC and Reverence Capital Partners, L.P. announced the beginning of Allspring Global Investments™ with the close of the transaction to acquire Wells Fargo Funds Management, LLC; Wells Capital Management LLC; Galliard Capital Management LLC.; Wells Fargo Asset Management (International) Ltd.; Wells Fargo Asset Management Luxembourg S.A.; and Wells Fargo Funds Distributor, LLC, as well as Wells Fargo Bank, N.A.’s business of acting as trustee to its collective investment trusts and all related Wells Fargo Asset Management legal entities. The transaction closed on November 1, 2021, forming Allspring Global Investments, a privately held asset management firm with $451 billion in AUM1 as of March 31, 2022.
“ The Russian invasion of Ukraine dominated the financial world in February and March. Equity, bond, and commodities markets were shaken by fear, uncertainty, and an upending of demand-supply dynamics.”

[1]	Figures are as of March 31, 2022, unless otherwise noted. Please note that the assets under management figures provided have been adjusted to eliminate any duplication of reporting among assets directed by multiple investment teams and includes $91.2B from Galliard Capital Management ($74.7B stable value; $16.5B fixed income), an investment advisor that is not part of the Allspring trade name/GIPS firm.

Allspring Diversified Income Builder Fund  |  3

Letter to shareholders (unaudited)
For further information about your Fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
Allspring Global Investments™ is a leading independent asset management firm with a full breadth of investment capabilities across diverse asset classes, serving the needs of its institutional and wealth management clients around the world. Allspring operates across 18 offices globally supported by more than 480 investment professionals. Allspring and its investment teams provide a broad range of differentiated investment products and solutions to help its diverse range of clients meet their investment objectives.
As part of this transition, all mutual funds within the Wells Fargo Funds family were rebranded as Allspring Funds. Each individual fund had “Wells Fargo” removed from its fund name and replaced with “Allspring.” The fund name changes went into effect on December 6, 2021.
Allspring Global Investments™ is the trade name for the asset management firm of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds
Notice to Shareholders
Russia launched a large-scale invasion of Ukraine on February 24, 2022. As a result of this military action, the United States and many other countries have instituted various economic sanctions against Russian and Belarus individuals and entities. The situation has led to increased financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities, such as oil and natural gas. The extent and duration of the military action, resulting sanctions imposed, other punitive action taken and the resulting market disruptions cannot be easily predicted.
Our solidarity and support goes out to our impacted employees and the people affected in Ukraine and their families. Allspring has a dedicated team of investment professionals actively monitoring the situation for any new developments and the potential impact to our clients and investment products. As the situation remains fluid, we are focused on the assessment of risks, valuation, and liquidity of impacted securities. Please visit our website at allspringglobal.com and click on “Russia-Ukraine Portfolio Impacts” for further information.

4  |  Allspring Diversified Income Builder Fund

This page is intentionally left blank.

Performance highlights (unaudited)
Investment objective	The Fund seeks long-term total return, consisting of current income and capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Kandarp R. Acharya, CFA®‡, Petros N. Bocray, CFA®‡, FRM#

Average annual total returns (%) as of March 31, 2022
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (EKSAX)	4-14-1987	-6.16	3.09	5.44	-0.37	4.32	6.08	1.09	0.86
Class C (EKSCX)	2-1-1993	-2.12	3.53	5.30	-1.12	3.53	5.30	1.84	1.61
Class R6 (EKSRX)[3]	7-31-2018	–	–	–	-0.11	4.73	6.49	0.66	0.43
Administrator Class (EKSDX)	7-30-2010	–	–	–	-0.46	4.40	6.22	1.01	0.78
Institutional Class (EKSYX)	1-13-1997	–	–	–	-0.04	4.66	6.46	0.76	0.53
Diversified Income Builder Blended Index[4]	–	–	–	–	1.05	6.87	7.66	–	–
Bloomberg U.S. Aggregate Bond Index[5]	–	–	–	–	-4.15	2.14	2.24	–	–
ICE BofA U.S. Cash Pay High Yield Index[6]	–	–	–	–	-0.28	4.55	5.68	–	–
MSCI ACWI Index (Net)[7]	–	–	–	–	7.28	11.64	10.00	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.
[2]	The manager has contractually committed through January 31, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.85% for Class A, 1.60% for Class C, 0.42% for Class R6, 0.77% for Administrator Class, and 0.52% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.
[4]	Source: Allspring Funds Management, LLC. The Diversified Income Builder Blended Index is composed 60% of the ICE BofA U.S. Cash Pay High Yield Index, 25% of the Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) and 15% of the Bloomberg U.S. Aggregate Bond Index. Prior to February 1, 2020, the Diversified Income Builder Blended Index was composed 65% of the ICE BofA U.S. Cash Pay High Yield Index, and 35% of the Russell 1000® Index. Prior to January 2, 2018, the Diversified Income Builder Blended Index was composed 75% of the ICE BofA U.S. Cash Pay High Yield Index, and 25% the Russell 1000® Index. You cannot invest directly in an index.
[5]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.
#	Mr. Bocray became portfolio manager of the Fund on December 13, 2021.

6  |  Allspring Diversified Income Builder Fund

Performance highlights (unaudited)
Footnotes continued from previous page
[6]	The ICE BofA U.S. Cash Pay High Yield Index is an unmanaged market index that provides a broad-based performance measure of the non-investment grade U.S. domestic bond index. You cannot invest directly in an index. Copyright 2022. ICE Data Indices, LLC. All rights reserved.
[7]	The MSCI ACWI Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk, high-yield securities risk, and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Allspring Diversified Income Builder Fund  |  7

Performance highlights (unaudited)
Ten largest holdings (%) as of March 31, 2022[1]
Microsoft Corporation	1.73
Amazon.com Incorporated	1.33
Alphabet Incorporated Class A	1.26
Apple Incorporated	1.18
Occidental Petroleum Corporation	0.86
Oxford Finance Funding Trust Series 2022-1A Class B	0.75
ING Groep NV	0.67
Flexential Issuer LLC Series 2021-1A Class C	0.66
Lloyds Banking Group plc	0.66
Societe Generale SA	0.66
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.
Portfolio composition as of March 31, 2022[1]
[1]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

8  |  Allspring Diversified Income Builder Fund

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2021 to March 31, 2022.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 10-1-2021	Ending account value 3-31-2022	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$ 965.58	$4.17	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.69	$4.28	0.85%
Class C
Actual	$1,000.00	$ 962.01	$7.83	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.95	$8.05	1.60%
Class R6
Actual	$1,000.00	$ 966.79	$2.06	0.42%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.84	$2.12	0.42%
Administrator Class
Actual	$1,000.00	$ 965.09	$3.77	0.77%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.09	$3.88	0.77%
Institutional Class
Actual	$1,000.00	$ 966.34	$2.55	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.34	$2.62	0.52%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 182 divided by 365 (to reflect the one-half-year period).

Allspring Diversified Income Builder Fund  |  9

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities: 3.89%
ABPCI Direct Lending Fund Series 2022-2A Class C 144A♦‡	8.24%	3-1-2032	$3,000,000	$ 3,000,000
Aqua Finance Trust Series 2019-A Class A 144A	3.14	7-16-2040	173,040	171,138
Avis Budget Rental Car Funding Series 2019-2A Class C 144A	4.24	9-22-2025	2,000,000	2,013,979
BREX Incorporated Series 2022-1 Class A 144A	4.63	7-15-2025	1,000,000	998,481
Cologix Data Centers Issuer Series 2021-1A Class C 144A	5.99	12-26-2051	2,400,000	2,252,787
Driven Brands Funding LLC Series 2019-2A Class A2 144A	3.98	10-20-2049	782,000	754,065
Dryden Senior Loan Fund Series 2019-80A Class DR (U.S. SOFR 3 Month +3.10%) 144A±	3.35	1-17-2033	3,000,000	2,931,111
Mosaic Solar Loans LLC Series 2019-2A Class A 144A	2.88	9-20-2040	133,877	129,819
NMEF Funding LLC Series 2022-A Class D 144A	6.75	10-16-2028	3,000,000	2,930,736
Service Experts Issuer Series 2021-1A Class C 144A	5.37	2-2-2032	3,000,000	2,810,613
SoFi Consumer Loan Program Trust Series 2019-2 Class C 144A	3.46	4-25-2028	1,347,228	1,352,736
Sound Point CLO Limited Series 2022-1A Class D (U.S. SOFR 3 Month +3.30%) 144A±	3.58	4-25-2035	1,750,000	1,726,970
VB-S1 Issuer LLC Series 2022-1A Class F 144A	5.27	2-15-2052	1,500,000	1,462,073
Total Asset-backed securities (Cost $23,042,054)				22,534,508

	Shares
Common stocks: 30.10%
Communication services: 3.52%
Diversified telecommunication services: 0.38%
Indus Towers Limited †	50,167	146,242
Orange SA	84,526	1,000,898
PT Telekomunikasi Indonesia Persero Tbk	3,025,181	962,465
Saudi Telecom Company	2,364	67,642
		2,177,247
Entertainment: 0.20%
Live Nation Entertainment Incorporated †#	516	60,702
Vivendi SE	76,538	999,931
Warner Music Group Corporation Class A #	3,161	119,644
		1,180,277
Interactive media & services: 1.73%
Alphabet Incorporated Class A †	2,636	7,331,639
Alphabet Incorporated Class C †#	160	446,878
Baidu Incorporated Class A †	10,208	180,158
CarGurus Incorporated †#	720	30,571
Meta Platforms Incorporated Class A †	4,990	1,109,576
ZoomInfo Technologies Incorporated †#	15,697	937,739
		10,036,561
Media: 0.19%
Omnicom Group Incorporated #	13,232	1,123,132
Wireless telecommunication services: 1.02%
America Movil SAB de CV ADR	4,417	93,420
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Diversified Income Builder Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Shares	Value
Wireless telecommunication services (continued)
SK Telecom Company Limited	26,058	$ 1,218,426
SoftBank Corporation	125,700	1,466,052
Vodacom Group Limited	138,724	1,518,963
Vodafone Group plc	976,561	1,601,349
		5,898,210
Consumer discretionary: 3.85%
Automobiles: 0.79%
Bayerische Motoren Werke AG	13,140	1,135,526
General Motors Company †#	24,581	1,075,173
Guangzhou Automobile Group Company Limited Class H	94,000	77,510
Hero Motorcorp Limited	3,550	106,773
Kia Corporation	1,826	110,597
Tesla Motors Incorporated †#	844	909,494
Toyota Motor Corporation	64,100	1,156,236
		4,571,309
Hotels, restaurants & leisure: 0.42%
Airbnb Incorporated Class A †	1,720	295,427
Chipotle Mexican Grill Incorporated †#	302	477,773
Genting Malaysia Bhd	196,000	138,320
Kangwon Land Incorporated †	4,443	101,336
Papa John's International Incorporated #	8,376	881,825
Planet Fitness Incorporated Class A †#	4,604	388,946
Starbucks Corporation	1,612	146,644
		2,430,271
Household durables: 0.18%
Barratt Developments plc	128,289	873,366
Midea Group Company Limited Class A	21,299	189,971
		1,063,337
Internet & direct marketing retail: 1.40%
Alibaba Group Holding Limited †	23,000	313,874
Amazon.com Incorporated †	2,359	7,690,222
CarParts.com Incorporated †#	7,757	51,972
Fiverr International Limited †	598	45,490
		8,101,558
Multiline retail: 0.19%
Target Corporation #	5,304	1,125,615
Specialty retail: 0.83%
China Yongda Automobile Service Holding Company	87,000	93,992
Chow Tai Fook Jewellery Company Limited	46,400	83,804
Five Below Incorporated †#	4,498	712,348
Floor & Decor Holdings Incorporated Class A †#	9,774	791,694
Jarir Marketing Company	1,341	70,264
Leslie's Incorporated †#	35,845	693,959
Mr Price Group Limited	4,632	68,391
Petco Health & Wellness Company †#	62,922	1,231,384
Topsports International Holdings Limited 144A	115,000	95,581
The accompanying notes are an integral part of these financial statements.

Allspring Diversified Income Builder Fund  |  11

Portfolio of investments—March 31, 2022 (unaudited)

	Shares	Value
Specialty retail (continued)
Ulta Beauty Incorporated †#	703	$ 279,949
Williams-Sonoma Incorporated #	4,826	699,770
		4,821,136
Textiles, apparel & luxury goods: 0.04%
lululemon athletica Incorporated †#	614	224,251
Consumer staples: 0.72%
Beverages: 0.02%
Ambev SA	29,200	94,450
Food & staples retailing: 0.45%
Costco Wholesale Corporation #	2,645	1,523,123
Magnit PJSC ♦	1,041	0
Tesco plc	256,093	927,134
Walmart de Mexico SAB de CV	38,300	156,955
		2,607,212
Food products: 0.05%
Inner Mongolia Yili Industrial Group Company Limited Class A	20,700	119,908
Minerva SA	28,524	75,848
Tingyi Holding Corporation	66,000	110,672
		306,428
Personal products: 0.20%
L'Oréal SA	2,623	1,047,744
The Estee Lauder Companies Incorporated Class A #	424	115,464
		1,163,208
Energy: 1.04%
Energy equipment & services: 0.01%
China Oilfield Services Limited H Shares	74,800	75,999
Oil, gas & consumable fuels: 1.03%
ConocoPhillips	21,005	2,100,500
Devon Energy Corporation #	24,324	1,438,278
Oil & Natural Gas Corporation Limited	60,053	129,141
Shell plc	46,412	1,272,092
Total SA	19,956	1,009,764
		5,949,775
Financials: 4.26%
Banks: 1.56%
Absa Group Limited	10,170	131,868
Alinma Bank	15,720	162,108
Banco Santander Chile SA	2,129,197	119,909
Bangkok Bank PCL	34,000	139,303
Bank of Baroda †	55,400	80,818
Bank of the Philippine Islands	33,620	64,713
BNP Paribas SA	14,584	833,397
China Construction Bank Class H	305,000	228,465
China Merchants Bank Company Limited Class H	8,500	66,168
CTBC Financial Holding Company Limited	210,000	214,012
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Diversified Income Builder Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Shares	Value
Banks (continued)
DBS Group Holdings Limited	46,200	$ 1,210,542
Grupo Financiero Banorte SAB de CV	11,000	82,857
Hana Financial Group Incorporated	3,671	146,007
KB Financial Group Incorporated	30,235	1,515,193
KeyCorp #	68,660	1,536,611
National Commercial Bank	9,038	170,059
Postal Savings Bank of China Company Limited Class H 144A	2,055,000	1,654,782
PT Bank Negara Indonesia Persero Tbk	153,750	87,844
PT Bank Rakyat Indonesia Tbk	271,980	87,845
Qatar National Bank	30,020	189,715
RHB Bank Bhd	65,300	92,561
Standard Bank Group Limited	11,366	141,210
Tisco Financial Group PCL	32,300	97,371
		9,053,358
Capital markets: 1.88%
Ares Capital Corporation	79,196	1,659,156
Banco BTG Pactual SA	16,804	91,907
BlackRock Incorporated	1,548	1,182,935
China International Capital Corporation Limited Class H 144A	48,400	106,999
Huatai Securities Company Limited H Shares 144A	42,600	65,191
ICICI Securities Limited 144A	11,818	96,521
IGM Financial Incorporated	27,306	964,769
Intercontinental Exchange Incorporated	12,996	1,717,032
LPL Financial Holdings Incorporated #	3,508	640,841
MarketAxess Holdings Incorporated #	3,613	1,229,143
Oaktree Specialty Lending Company #	165,198	1,217,509
The Charles Schwab Corporation	4,803	404,941
Tradeweb Markets Incorporated Class A #	17,084	1,501,171
		10,878,115
Diversified financial services: 0.32%
LIC Housing Finance Limited	22,898	107,652
ORIX Corporation	89,100	1,775,990
		1,883,642
Insurance: 0.50%
BB Seguridade Participacoes SA	262,832	1,411,030
Ping An Insurance Group Company Class H	11,200	78,300
Zurich Insurance Group AG	2,854	1,409,590
		2,898,920
Health care: 3.33%
Biotechnology: 0.65%
AbbVie Incorporated	13,550	2,196,565
Biohaven Pharmaceutical Holding Company †	7,277	862,834
Horizon Therapeutics plc †	3,829	402,849
Seagen Incorporated †#	1,190	171,420
Zhejiang NHU Company Limited	33,040	164,260
		3,797,928
The accompanying notes are an integral part of these financial statements.

Allspring Diversified Income Builder Fund  |  13

Portfolio of investments—March 31, 2022 (unaudited)

	Shares	Value
Health care equipment & supplies: 0.59%
Boston Scientific Corporation †#	15,330	$ 678,966
Edwards Lifesciences Corporation †#	8,674	1,021,103
Figs Incorporated Class A †#	23,865	513,575
Insulet Corporation †#	1,693	450,998
Outset Medical Incorporated †#	16,803	762,856
		3,427,498
Health care providers & services: 0.98%
CVS Health Corporation	18,423	1,864,592
HCA Healthcare Incorporated #	7,022	1,759,854
UnitedHealth Group Incorporated #	4,035	2,057,729
		5,682,175
Health care technology: 0.06%
Veeva Systems Incorporated Class A †#	1,511	321,027
Life sciences tools & services: 0.21%
Bio-Techne Corporation	1,074	465,085
Codexis Incorporated †#	4,177	86,130
Repligen Corporation †#	3,478	654,177
		1,205,392
Pharmaceuticals: 0.84%
Bristol-Myers Squibb Company	23,561	1,720,660
Catalent Incorporated †#	5,883	652,425
China Medical System Holding Limited	591,000	921,721
GlaxoSmithKline plc	61,896	1,339,240
Zoetis Incorporated	1,286	242,527
		4,876,573
Industrials: 2.13%
Airlines: 0.02%
Copa Holdings SA Class A †	1,361	113,834
Building products: 0.06%
Johnson Controls International plc #	4,396	288,246
The AZEK Company Incorporated †	2,908	72,235
		360,481
Commercial services & supplies: 0.25%
ACV Auctions Incorporated Class A †	4,416	65,401
Casella Waste Systems Incorporated Class A †	4,457	390,656
Copart Incorporated †#	7,749	972,267
		1,428,324
Construction & engineering: 0.03%
China State Construction International Holdings	132,500	175,705
Electrical equipment: 0.41%
Generac Holdings Incorporated †#	2,113	628,110
Nari Technology Company Limited	15,240	75,100
Regal Rexnord Corporation #	1,835	273,011
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Diversified Income Builder Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Shares	Value
Electrical equipment (continued)
Rockwell Automation Incorporated #	474	$ 132,734
Schneider Electric SE	7,437	1,248,600
		2,357,555
Industrial conglomerates: 0.28%
Siemens AG	10,443	1,446,014
The Bidvest Group Limited	10,411	159,380
		1,605,394
Machinery: 0.49%
Crane Company	11,175	1,210,029
Doosan Bobcat Incorporated	2,960	94,069
Hillenbrand Incorporated #	32,771	1,447,495
Zoomlion Heavy Industry Science and Technology Company Limited Class H	122,200	77,150
		2,828,743
Marine: 0.20%
Evergreen Marine Corporation (Taiwan) Limited	16,000	74,371
SITC International Holdings Incorporated	315,000	1,101,462
		1,175,833
Road & rail: 0.06%
J.B. Hunt Transport Services Incorporated #	738	148,183
Norfolk Southern Corporation	242	69,023
Union Pacific Corporation #	561	153,271
		370,477
Trading companies & distributors: 0.30%
BOC Aviation Limited 144A	11,900	93,476
Ferguson plc	6,221	842,820
Russell Metals Incorporated	30,346	803,951
		1,740,247
Transportation infrastructure: 0.03%
China Merchants Port Holdings Company Limited	74,000	133,273
International Container Terminal Services Incorporated	15,690	67,970
		201,243
Information technology: 9.53%
Communications equipment: 0.17%
Cisco Systems Incorporated #	17,531	977,529
Electronic equipment, instruments & components: 0.44%
Delta Electronics Incorporated	7,000	64,902
Hon Hai Precision Industry Company Limited	42,900	157,521
Keysight Technologies Incorporated †#	6,969	1,100,893
TE Connectivity Limited #	8,760	1,147,385
Universal Scientific Industrial Shanghai Company Limited Class A	26,100	49,573
Zebra Technologies Corporation Class A †#	147	60,814
		2,581,088
The accompanying notes are an integral part of these financial statements.

Allspring Diversified Income Builder Fund  |  15

Portfolio of investments—March 31, 2022 (unaudited)

	Shares	Value
IT services: 1.50%
Accenture plc Class A #	4,698	$ 1,584,307
DigitalOcean Holdings Incorporated †#	4,074	235,681
Flywire Corporation †#	4,118	125,928
Infosys Limited ADR	10,447	260,026
International Business Machines Corporation #	9,790	1,272,896
MasterCard Incorporated Class A #	4,637	1,657,171
MongoDB Incorporated †#	1,439	638,326
Tech Mahindra Limited	8,315	163,597
Thoughtworks Holding Incorporated †#	13,145	273,547
Twilio Incorporated Class A †	1,184	195,135
Visa Incorporated Class A #	10,324	2,289,553
		8,696,167
Semiconductors & semiconductor equipment: 2.25%
Advanced Micro Devices Incorporated †#	1,322	144,547
Allegro MicroSystems Incorporated †#	27,592	783,613
Broadcom Incorporated #	2,496	1,571,681
Enphase Energy Incorporated †#	1,210	244,154
KLA Corporation #	3,936	1,440,812
Mediatek Incorporated	2,600	80,913
Microchip Technology Incorporated	16,781	1,260,924
Monolithic Power Systems Incorporated #	4,227	2,052,969
NVIDIA Corporation	6,283	1,714,379
Qualcomm Incorporated #	11,151	1,704,096
Taiwan Semiconductor Manufacturing Company Limited	51,800	1,062,600
Taiwan Semiconductor Manufacturing Company Limited ADR #	8,813	918,843
United Microelectronics Corporation	32,000	58,766
		13,038,297
Software: 3.07%
Avalara Incorporated †#	9,209	916,388
Crowdstrike Holdings Incorporated Class A †#	1,448	328,812
Dynatrace Incorporated †#	29,046	1,368,067
Freshworks Incorporated Class A †	2,253	40,374
Jamf Holding Corporation †#	14,939	520,027
Microsoft Corporation	32,587	10,046,898
Nutanix Incorporated Class A †#	9,456	253,610
Olo Incorporated Class A †#	21,731	287,936
Paycor HCM Incorporated †#	14,920	434,321
Procore Technologies Incorporated †#	4,125	239,085
Rapid7 Incorporated †#	13,756	1,530,217
Salesforce.com Incorporated †#	815	173,041
ServiceNow Incorporated †#	912	507,884
The Trade Desk Incorporated †#	1,456	100,828
Unity Software Incorporated †#	4,970	493,074
Workiva Incorporated †#	3,259	384,562
Zendesk Incorporated †	1,341	161,309
		17,786,433
Technology hardware, storage & peripherals: 2.10%
Advantech Company Limited	9,300	119,167
Apple Incorporated	39,142	6,834,585
HP Incorporated #	26,034	945,034
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Diversified Income Builder Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Shares	Value
Technology hardware, storage & peripherals (continued)
Lenovo Group Limited	1,020,000	$ 1,104,921
Logitech International SA	17,031	1,265,951
Quanta Computer Incorporated	21,000	64,311
Samsung Electronics Company Limited	6,916	395,754
Samsung Electronics Company Limited GDR 144A	1,027	1,447,590
		12,177,313
Materials: 0.68%
Chemicals: 0.25%
Linde plc #	3,550	1,133,977
Lomon Billions Group Company Limited	16,500	59,812
Sociedad Quimica Minera de Chile	1,851	158,446
Xinyangfeng Agricultural Technology Company Limited	27,400	73,891
		1,426,126
Metals & mining: 0.23%
Alrosa PJSC ♦	42,660	0
Baoshan Iron & Steel Company Limited Class A	102,900	109,178
Companhia Brasileira de Aluminio †	19,200	80,856
Fortescue Metals Group Limited	53,503	822,439
Gold Fields Limited ADR	4,155	64,236
Southern Copper Corporation	1,686	127,967
Vale SA	7,600	152,605
		1,357,281
Paper & forest products: 0.20%
Louisiana-Pacific Corporation #	17,585	1,092,380
Nine Dragons Paper Holdings Limited	60,000	52,101
		1,144,481
Real estate: 0.52%
Equity REITs: 0.47%
Easterly Government Properties Incorporated	50,861	1,075,202
Embassy Office Parks REIT	24,990	122,290
Simon Property Group Incorporated #	11,646	1,532,148
		2,729,640
Real estate management & development: 0.05%
China Resources Land Limited	42,350	196,087
Supalai PCL	105,100	68,479
		264,566
Utilities: 0.52%
Electric utilities: 0.44%
Beijing Jingneng Power Company Class H	280,000	63,181
EDP Energias do Brasil SA	232,734	1,149,726
Power Grid Corporation of India Limited	80,730	230,156
SSE plc	49,108	1,122,070
		2,565,133
Gas utilities: 0.05%
ENN Energy Holdings Limited	6,300	94,096
The accompanying notes are an integral part of these financial statements.

Allspring Diversified Income Builder Fund  |  17

Portfolio of investments—March 31, 2022 (unaudited)

	Shares	Value
Gas utilities (continued)
Gail India Limited	76,088	$ 155,604
Kunlun Energy Company Limited	78,000	67,410
		317,110
Independent power & renewable electricity producers: 0.03%
China Yangtze Power Company Limited Class A	44,500	153,844
Total Common stocks (Cost $159,564,526)		174,547,448

	Interest rate	Maturity date	Principal
Corporate bonds and notes: 37.59%
Communication services: 6.74%
Diversified telecommunication services: 0.31%
Cablevision Lightpath LLC 144A	5.63%	9-15-2028	$350,000	319,375
Level 3 Financing Incorporated 144A	3.63	1-15-2029	400,000	350,000
Zayo Group Holdings Incorporated 144A	6.13	3-1-2028	1,275,000	1,141,125
				1,810,500
Entertainment: 0.81%
CEC Entertainment LLC 144A	6.75	5-1-2026	685,000	662,316
Live Nation Entertainment Incorporated 144A	3.75	1-15-2028	1,210,000	1,137,255
Live Nation Entertainment Incorporated 144A	5.63	3-15-2026	745,000	758,969
Live Nation Entertainment Incorporated 144A	6.50	5-15-2027	750,000	798,765
Seaworld Parks & Entertainment 144A	5.25	8-15-2029	1,390,000	1,325,699
				4,683,004
Interactive media & services: 0.29%
Rackspace Technology Company 144A	5.38	12-1-2028	1,940,000	1,683,241
Media: 5.09%
CCO Holdings LLC 144A	4.25	1-15-2034	405,000	351,740
CCO Holdings LLC 144A	4.50	8-15-2030	1,850,000	1,735,841
CCO Holdings LLC 144A	5.13	5-1-2027	2,335,000	2,338,444
Cinemark USA Incorporated 144A	5.25	7-15-2028	1,080,000	1,008,590
Cinemark USA Incorporated 144A	5.88	3-15-2026	200,000	194,000
Cinemark USA Incorporated 144A	8.75	5-1-2025	575,000	601,594
Clear Channel Outdoor Holdings 144A	5.13	8-15-2027	730,000	722,109
Clear Channel Outdoor Holdings 144A	7.75	4-15-2028	845,000	849,419
Covert Mergeco Incorporated 144A	4.88	12-1-2029	930,000	887,871
CSC Holdings LLC 144A	4.13	12-1-2030	375,000	328,824
CSC Holdings LLC 144A	6.50	2-1-2029	765,000	771,074
CSC Holdings LLC 144A	7.50	4-1-2028	1,515,000	1,488,488
DIRECTV Holdings LLC 144A	5.75	12-1-2028	1,885,000	1,783,681
DIRECTV Holdings LLC 144A	5.88	8-15-2027	860,000	846,025
DISH DBS Corporation	5.13	6-1-2029	485,000	413,021
DISH DBS Corporation	7.75	7-1-2026	405,000	402,368
Gray Escrow II Incorporated 144A	5.38	11-15-2031	3,450,000	3,298,942
Lamar Media Corporation	4.00	2-15-2030	460,000	437,575
Match Group Holdings II LLC 144A	5.63	2-15-2029	1,170,000	1,162,407
Nexstar Broadcasting Incorporated 144A	4.75	11-1-2028	200,000	193,750
Nexstar Broadcasting Incorporated 144A	5.63	7-15-2027	650,000	657,930
Outfront Media Capital Corporation 144A	4.63	3-15-2030	925,000	870,656
The accompanying notes are an integral part of these financial statements.

18  |  Allspring Diversified Income Builder Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Media (continued)
Outfront Media Capital Corporation 144A	5.00%	8-15-2027	$950,000	$ 928,701
QVC Incorporated	4.38	9-1-2028	1,195,000	1,090,286
QVC Incorporated	4.75	2-15-2027	2,425,000	2,321,938
QVC Incorporated	5.95	3-15-2043	500,000	420,465
Salem Media Group Incorporated 144A	6.75	6-1-2024	455,000	448,175
Scripps Escrow II Incorporated 144A«	5.38	1-15-2031	760,000	727,700
Scripps Escrow II Incorporated 144A	5.88	7-15-2027	925,000	925,703
Townsquare Media Incorporated 144A	6.88	2-1-2026	1,275,000	1,313,059
				29,520,376
Wireless telecommunication services: 0.24%
Sprint Capital Corporation	8.75	3-15-2032	525,000	707,175
T-Mobile USA Incorporated	3.50	4-15-2031	730,000	686,915
				1,394,090
Consumer discretionary: 4.27%
Auto components: 0.19%
Allison Transmission Incorporated 144A	5.88	6-1-2029	130,000	132,531
Clarios Global LP 144A	6.25	5-15-2026	194,000	199,578
Clarios Global LP 144A	6.75	5-15-2025	760,000	787,003
				1,119,112
Automobiles: 0.11%
Ford Motor Company	3.25	2-12-2032	745,000	665,382
Diversified consumer services: 0.17%
Grand Canyon University	5.13	10-1-2028	1,000,000	977,200
Hotels, restaurants & leisure: 2.05%
Carnival Corporation 144A	10.50	2-1-2026	190,000	211,263
Carnival Corporation 144A	4.00	8-1-2028	650,000	604,500
Carnival Corporation 144A	6.00	5-1-2029	755,000	711,467
Carnival Corporation 144A	7.63	3-1-2026	585,000	588,820
Carnival Corporation 144A	9.88	8-1-2027	905,000	1,000,315
CCM Merger Incorporated 144A	6.38	5-1-2026	2,750,000	2,777,500
NCL Corporation Limited 144A	5.88	3-15-2026	870,000	826,639
NCL Corporation Limited 144A	5.88	2-15-2027	980,000	965,300
NCL Corporation Limited 144A	7.75	2-15-2029	620,000	624,303
Royal Caribbean Cruises Limited 144A	5.38	7-15-2027	160,000	153,725
Royal Caribbean Cruises Limited 144A	5.50	8-31-2026	215,000	208,937
Royal Caribbean Cruises Limited 144A	5.50	4-1-2028	450,000	428,990
Royal Caribbean Cruises Limited 144A	9.13	6-15-2023	1,620,000	1,686,825
Royal Caribbean Cruises Limited 144A	10.88	6-1-2023	740,000	787,419
Six Flags Entertainment Company 144A	5.50	4-15-2027	285,000	284,644
				11,860,647
Household durables: 0.30%
Allied Universal Holdco LLC 144A	6.63	7-15-2026	355,000	359,200
WASH Multifamily Acquisition Incorporated 144A	5.75	4-15-2026	1,355,000	1,358,388
				1,717,588
Multiline retail: 0.37%
LSF9 Atlantis Holdings LLC 144A	7.75	2-15-2026	638,000	612,904
The accompanying notes are an integral part of these financial statements.

Allspring Diversified Income Builder Fund  |  19

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Multiline retail (continued)
Macy's Retail Holdings LLC 144A	5.88%	4-1-2029	$1,365,000	$ 1,361,588
Macy's Retail Holdings LLC 144A	6.13	3-15-2032	155,000	153,063
				2,127,555
Specialty retail: 0.98%
GAP Incorporated 144A	3.88	10-1-2031	515,000	448,617
Group 1 Automotive Incorporated 144A	4.00	8-15-2028	1,250,000	1,164,063
Lithia Motors Incorporated 144A	3.88	6-1-2029	245,000	231,584
Michaels Arts & Crafts Incorporated 144A	7.88	5-1-2029	1,500,000	1,284,375
NMG Holding Company Incorporated 144A	7.13	4-1-2026	895,000	919,165
Rent-A-Center Incorporated 144A«	6.38	2-15-2029	1,800,000	1,647,000
				5,694,804
Textiles, apparel & luxury goods: 0.10%
G-III Apparel Group Limited 144A	7.88	8-15-2025	570,000	598,586
Consumer staples: 0.33%
Food products: 0.33%
CHS Incorporated 144A	5.25	5-15-2030	490,000	470,297
CHS Incorporated 144A	6.88	4-15-2029	1,460,000	1,434,450
				1,904,747
Energy: 6.86%
Energy equipment & services: 1.54%
Bristow Group Incorporated 144A	6.88	3-1-2028	2,625,000	2,657,813
Hilcorp Energy Company 144A	6.25	11-1-2028	1,210,000	1,216,050
Oceaneering International Incorporated	4.65	11-15-2024	920,000	907,460
Oceaneering International Incorporated	6.00	2-1-2028	600,000	583,584
Pattern Energy Operations LP 144A	4.50	8-15-2028	2,425,000	2,385,739
USA Compression Partners LP	6.88	4-1-2026	725,000	731,525
W.R. Grace Holdings LLC 144A	5.63	8-15-2029	465,000	434,822
				8,916,993
Oil, gas & consumable fuels: 5.32%
Aethon United 144A	8.25	2-15-2026	1,195,000	1,240,052
Antero Resources Corporation 144A	5.38	3-1-2030	680,000	694,450
Archrock Partners LP 144A	6.25	4-1-2028	190,000	187,262
Archrock Partners LP 144A	6.88	4-1-2027	945,000	955,603
Buckeye Partners LP 144A	4.50	3-1-2028	475,000	455,031
Buckeye Partners LP	5.85	11-15-2043	425,000	362,287
Cheniere Energy Partners LP 144A	3.25	1-31-2032	355,000	322,798
Cheniere Energy Partners LP	4.50	10-1-2029	450,000	452,250
Cheniere Energy Partners LP 144A	5.50	6-15-2031	1,775,000	1,743,760
Comstock Resources Incorporated 144A	5.88	1-15-2030	210,000	206,913
DCP Midstream Operating Company	5.13	5-15-2029	255,000	262,265
DT Midstream Incorporated 144A	4.13	6-15-2029	190,000	182,173
DT Midstream Incorporated 144A	4.38	6-15-2031	1,635,000	1,565,513
Encino Acquisition Partners Company 144A	8.50	5-1-2028	1,800,000	1,852,722
EnLink Midstream Partners LP	5.38	6-1-2029	3,080,000	3,072,300
EnLink Midstream Partners LP	5.45	6-1-2047	1,130,000	952,025
EnLink Midstream Partners LP	5.60	4-1-2044	1,175,000	1,013,438
Enviva Partners LP 144A	6.50	1-15-2026	2,005,000	2,061,401
Harvest Midstream LP 144A	7.50	9-1-2028	790,000	806,890
The accompanying notes are an integral part of these financial statements.

20  |  Allspring Diversified Income Builder Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil, gas & consumable fuels (continued)
Murphy Oil Corporation	5.75%	8-15-2025	$415,000	$ 422,902
Murphy Oil Corporation	6.38	7-15-2028	865,000	899,600
Nabors Industries Incorporated 144A	7.38	5-15-2027	375,000	389,531
New Fortress Energy Incorporated 144A	6.50	9-30-2026	1,640,000	1,624,863
Occidental Petroleum Corporation	4.63	6-15-2045	1,015,000	984,550
Occidental Petroleum Corporation	6.45	9-15-2036	4,250,000	4,992,411
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	575,000	568,370
Southwestern Energy Company	4.75	2-1-2032	840,000	838,950
Tallgrass Energy Partners LP 144A	6.00	12-31-2030	375,000	363,881
Tallgrass Energy Partners LP 144A	6.00	9-1-2031	230,000	221,433
Tallgrass Energy Partners LP 144A	7.50	10-1-2025	1,000,000	1,053,010
Veture Global LNG Incorporated 144A	3.88	11-1-2033	110,000	105,188
				30,853,822
Financials: 8.03%
Banks: 1.86%
Bank of America Corporation (5 Year Treasury Constant Maturity +2.76%) ʊ±	4.38	1-27-2027	1,500,000	1,409,700
Citigroup Incorporated (U.S. SOFR +3.23%) ʊ±	4.70	1-30-2025	1,000,000	957,500
Citizens Financial Group Incorporated (5 Year Treasury Constant Maturity +5.31%) ʊ±	5.65	10-6-2025	2,000,000	2,080,100
Fifth Third Bancorp (5 Year Treasury Constant Maturity +4.22%) ʊ±	4.50	9-30-2025	2,000,000	1,965,000
JPMorgan Chase & Company (U.S. SOFR +3.13%) ʊ±	4.60	2-3-2025	1,000,000	963,750
SVB Financial Group (10 Year Treasury Constant Maturity +3.06%) ʊ±	4.70	11-15-2031	1,500,000	1,338,750
Truist Financial Corporation (5 Year Treasury Constant Maturity +4.61%) ʊ±	4.95	9-2-2025	2,000,000	2,048,000
				10,762,800
Capital markets: 0.45%
Coinbase Global Incorporated 144A	3.63	10-1-2031	585,000	498,713
MSCI Incorporated 144A	3.25	8-15-2033	320,000	287,620
MSCI Incorporated 144A	4.00	11-15-2029	645,000	626,414
Oppenheimer Holdings Incorporated	5.50	10-1-2025	1,215,000	1,211,963
				2,624,710
Consumer finance: 2.81%
Acuris Finance U.S. Incorporated 144A	5.00	5-1-2028	265,000	243,469
Discover Financial Services (5 Year Treasury Constant Maturity +5.78%) ʊ±	6.13	6-23-2025	1,000,000	1,040,680
FirstCash Incorporated 144A	4.63	9-1-2028	405,000	376,593
FirstCash Incorporated 144A	5.63	1-1-2030	725,000	696,609
Ford Motor Credit Company LLC	4.39	1-8-2026	1,725,000	1,720,532
Ford Motor Credit Company LLC	5.11	5-3-2029	2,075,000	2,087,305
Ford Motor Credit Company LLC	5.13	6-16-2025	705,000	719,100
LFS Topco LLC 144A	5.88	10-15-2026	705,000	660,938
Navient Corporation	5.00	3-15-2027	1,055,000	1,004,888
Navient Corporation	5.50	3-15-2029	1,025,000	954,531
Navient Corporation	5.63	8-1-2033	675,000	568,350
OneMain Finance Corporation	3.50	1-15-2027	355,000	328,375
PECF USS Intermediate Holding III Corporation 144A	8.00	11-15-2029	515,000	496,975
PRA Group Incorporated 144A	5.00	10-1-2029	1,515,000	1,435,796
PROG Holdings Incorporated 144A	6.00	11-15-2029	340,000	315,350
The accompanying notes are an integral part of these financial statements.

Allspring Diversified Income Builder Fund  |  21

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer finance (continued)
Rocket Mortgage LLC 144A	2.88%	10-15-2026	$890,000	$ 817,149
Rocket Mortgage LLC 144A	4.00	10-15-2033	915,000	801,449
Springleaf Finance Corporation	5.38	11-15-2029	200,000	194,314
Springleaf Finance Corporation	6.63	1-15-2028	1,000,000	1,047,500
Springleaf Finance Corporation	7.13	3-15-2026	720,000	769,601
				16,279,504
Diversified financial services: 0.67%
Hat Holdings LLC 144A	3.38	6-15-2026	370,000	351,500
Jefferies Finance LLC 144A	5.00	8-15-2028	440,000	421,291
LPL Holdings Incorporated 144A	4.38	5-15-2031	1,025,000	991,119
LPL Holdings Incorporated 144A	4.63	11-15-2027	1,100,000	1,080,431
United Shore Financial Services LLC 144A	5.50	11-15-2025	1,050,000	1,018,500
				3,862,841
Insurance: 1.03%
Amwins Group Incorporated 144A	4.88	6-30-2029	660,000	633,613
AssuredPartners Incorporated 144A	5.63	1-15-2029	775,000	713,310
Broadstreet Partners Incorporated 144A	5.88	4-15-2029	2,030,000	1,892,975
Enact Holdings Incorporated 144A	6.50	8-15-2025	2,025,000	2,089,091
HUB International Limited 144A	5.63	12-1-2029	125,000	119,375
HUB International Limited 144A	7.00	5-1-2026	280,000	283,235
Ryan Specialty Group LLC 144A	4.38	2-1-2030	245,000	231,525
				5,963,124
Mortgage REITs: 0.51%
Blackstone Mortgage Trust Incorporated 144A	3.75	1-15-2027	720,000	669,600
Starwood Property Trust Incorporated 144A	4.38	1-15-2027	1,080,000	1,047,600
Starwood Property Trust Incorporated	4.75	3-15-2025	1,260,000	1,275,725
				2,992,925
Thrifts & mortgage finance: 0.70%
Ladder Capital Finance Holdings LP 144A	4.25	2-1-2027	1,225,000	1,173,996
Ladder Capital Finance Holdings LP 144A	4.75	6-15-2029	615,000	580,022
Ladder Capital Finance Holdings LP 144A	5.25	10-1-2025	1,210,000	1,205,463
United Wholesale Mortgage LLC 144A	5.50	4-15-2029	1,260,000	1,122,685
				4,082,166
Health care: 2.66%
Health care equipment & supplies: 0.37%
Avantor Funding Incorporated 144A	3.88	11-1-2029	250,000	235,000
Mozart Debt Merger Sub Incorporated 144A	5.25	10-1-2029	1,225,000	1,138,846
Surgery Center Holdings Incorporated 144A	10.00	4-15-2027	750,000	787,500
				2,161,346
Health care providers & services: 1.79%
180 Medical Incorporated 144A	3.88	10-15-2029	1,500,000	1,417,500
Air Methods Corporation 144A«	8.00	5-15-2025	1,515,000	1,310,475
Davita Incorporated 144A	4.63	6-1-2030	1,275,000	1,190,595
Encompass Health Corporation	4.63	4-1-2031	3,000,000	2,808,120
Mednax Incorporated 144A	5.38	2-15-2030	640,000	617,600
Select Medical Corporation 144A	6.25	8-15-2026	675,000	698,787
The accompanying notes are an integral part of these financial statements.

22  |  Allspring Diversified Income Builder Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health care providers & services (continued)
Tenet Healthcare Corporation 144A	4.88%	1-1-2026	$375,000	$ 378,281
Toledo Hospital	6.02	11-15-2048	1,000,000	1,142,499
Vizient Incorporated 144A	6.25	5-15-2027	790,000	813,700
				10,377,557
Health care technology: 0.35%
IQVIA Incorporated 144A	5.00	10-15-2026	2,000,000	2,035,000
Life sciences tools & services: 0.09%
Charles River Laboratories Incorporated 144A	4.00	3-15-2031	400,000	375,500
Charles River Laboratories Incorporated 144A	4.25	5-1-2028	175,000	171,063
				546,563
Pharmaceuticals: 0.06%
Bausch Health Companies Incorporated 144A	6.13	2-1-2027	320,000	322,029
Industrials: 3.24%
Aerospace & defense: 0.64%
Spirit AeroSystems Holdings Incorporated 144A	5.50	1-15-2025	1,190,000	1,192,975
Spirit AeroSystems Holdings Incorporated 144A	7.50	4-15-2025	230,000	238,293
TransDigm Group Incorporated	4.63	1-15-2029	1,850,000	1,729,695
TransDigm Group Incorporated	6.38	6-15-2026	375,000	378,384
TransDigm Group Incorporated 144A	6.25	3-15-2026	145,000	148,863
				3,688,210
Airlines: 0.63%
American Airlines Group Incorporated 144A	5.75	4-20-2029	475,000	473,219
Hawaiian Airlines Incorporated	3.90	7-15-2027	483,891	453,905
Hawaiian Brand Intellectual Property Limited 144A	5.75	1-20-2026	1,945,000	1,946,109
Spirit Loyalty Cayman Limited 144A	8.00	9-20-2025	750,000	798,750
				3,671,983
Commercial services & supplies: 0.69%
Allied Universal Holdco LLC 144A	6.00	6-1-2029	1,425,000	1,257,085
CoreCivic Incorporated «	8.25	4-15-2026	1,715,000	1,766,450
Northern Light Health	5.02	7-1-2036	1,000,000	971,484
				3,995,019
Construction & engineering: 0.12%
Great Lakes Dredge & Dock Company 144A	5.25	6-1-2029	700,000	668,500
Machinery: 0.16%
Werner FinCo LP 144A	8.75	7-15-2025	905,000	932,150
Road & rail: 0.51%
Uber Technologies Incorporated 144A	4.50	8-15-2029	2,155,000	2,020,313
Uber Technologies Incorporated 144A	8.00	11-1-2026	905,000	961,744
				2,982,057
Trading companies & distributors: 0.49%
Fortress Transportation & Infrastructure Investors LLC 144A	5.50	5-1-2028	1,830,000	1,663,745
The accompanying notes are an integral part of these financial statements.

Allspring Diversified Income Builder Fund  |  23

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Trading companies & distributors (continued)
Fortress Transportation & Infrastructure Investors LLC 144A	6.50%	10-1-2025	$840,000	$ 833,700
Fortress Transportation & Infrastructure Investors LLC 144A	9.75	8-1-2027	350,000	365,668
				2,863,113
Information technology: 1.66%
Communications equipment: 0.36%
CIENA Corporation 144A	4.00	1-31-2030	475,000	457,188
CommScope Technologies LLC 144A	5.00	3-15-2027	475,000	412,573
CommScope Technologies LLC 144A	8.25	3-1-2027	1,285,000	1,249,663
				2,119,424
IT services: 0.54%
Sabre GLBL Incorporated 144A	7.38	9-1-2025	225,000	234,952
Sabre GLBL Incorporated 144A	9.25	4-15-2025	2,600,000	2,882,451
				3,117,403
Software: 0.76%
MPH Acquisition Holdings LLC 144A	5.50	9-1-2028	380,000	364,274
MPH Acquisition Holdings LLC 144A«	5.75	11-1-2028	2,515,000	2,270,869
NCR Corporation 144A	5.13	4-15-2029	125,000	120,168
NCR Corporation 144A	5.75	9-1-2027	800,000	800,000
NCR Corporation 144A	6.13	9-1-2029	250,000	250,625
SS&C Technologies Incorporated 144A	5.50	9-30-2027	600,000	604,509
				4,410,445
Materials: 1.37%
Chemicals: 0.28%
Chemours Company 144A	4.63	11-15-2029	955,000	875,363
Olympus Water US Holding Corporation 144A	4.25	10-1-2028	835,000	758,334
				1,633,697
Containers & packaging: 0.51%
Ball Corporation	2.88	8-15-2030	2,525,000	2,263,776
Clydesdale Acquisition Holdings Incorporated 144A%%	8.75	4-15-2030	715,000	672,994
				2,936,770
Metals & mining: 0.35%
Arches Buyer Incorporated 144A	4.25	6-1-2028	420,000	391,801
Arches Buyer Incorporated 144A	6.13	12-1-2028	405,000	374,362
Cleveland-Cliffs Incorporated 144A	4.88	3-1-2031	850,000	840,438
Cleveland-Cliffs Incorporated	5.88	6-1-2027	410,000	420,547
				2,027,148
Paper & forest products: 0.23%
Vertical US Newco Incorporated 144A	5.25	7-15-2027	1,365,000	1,350,026
Real estate: 0.96%
Equity REITs: 0.96%
Iron Mountain Incorporated 144A	4.50	2-15-2031	950,000	877,335
The accompanying notes are an integral part of these financial statements.

24  |  Allspring Diversified Income Builder Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal		Value
Equity REITs (continued)
Iron Mountain Incorporated 144A	5.25%	7-15-2030		$1,225,000	$ 1,200,500
Service Properties Trust Company	4.75	10-1-2026		165,000	150,975
Service Properties Trust Company	4.95	2-15-2027		2,825,000	2,610,583
Service Properties Trust Company	5.00	8-15-2022		720,000	716,400
					5,555,793
Utilities: 1.47%
Electric utilities: 0.73%
NextEra Energy Operating Partners LP 144A	4.50	9-15-2027		700,000	696,749
PG&E Corporation	5.25	7-1-2030		1,785,000	1,731,272
Vistra Operations Company LLC 144A	4.38	5-1-2029		1,150,000	1,086,750
Vistra Operations Company LLC 144A	5.63	2-15-2027		700,000	699,409
					4,214,180
Independent power & renewable electricity producers: 0.74%
NSG Holdings LLC 144A	7.75	12-15-2025		599,910	611,908
TerraForm Power Operating LLC 144A	5.00	1-31-2028		3,680,000	3,664,360
					4,276,268
Total Corporate bonds and notes (Cost $227,480,255)					217,980,398
Foreign corporate bonds and notes : 2.63%
Financials: 2.63%
Banks: 2.63%
ABN AMRO Bank NV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +3.90%) ʊ±	4.75	9-22-2027	EUR	3,000,000	3,321,929
AIB Group plc (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +6.63%) ʊ±	6.25	6-23-2025	EUR	2,000,000	2,287,171
Banco Santander SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +4.53%) ʊ±	4.38	1-14-2026	EUR	3,000,000	3,224,782
Bankia SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +6.22%) ʊ±	6.38	9-19-2023	EUR	3,000,000	3,449,442
Commerzbank AG (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +6.36%) ʊ±	6.13	10-9-2025	EUR	2,600,000	2,947,695
					15,231,019
Total Foreign corporate bonds and notes (Cost $15,840,763)					15,231,019
Loans: 2.99%
Communication services: 0.37%
Diversified telecommunication services: 0.25%
Intelsat Jackson Holdings SA (U.S. SOFR +4.25%) <±	4.92	2-1-2029		$1,450,000	1,424,176
Media: 0.12%
DIRECTV Financing LLC (1 Month LIBOR +5.00%) ±	5.75	8-2-2027		711,475	709,903
Consumer discretionary: 0.21%
Auto components: 0.06%
Truck Hero Incorporated (1 Month LIBOR +3.25%) ±	4.00	1-31-2028		372,180	360,085
The accompanying notes are an integral part of these financial statements.

Allspring Diversified Income Builder Fund  |  25

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Household durables: 0.05%
Wilsonart LLC (1 Month LIBOR +3.25%) ±	4.26%	12-31-2026	$276,489	$ 269,035
Multiline retail: 0.05%
LSF9 Atlantis Holdings LLC (U.S. SOFR +7.25%) <±	8.00	3-29-2029	300,000	294,000
Specialty retail: 0.05%
Great Outdoors Group LLC (1 Month LIBOR +3.75%) ±	4.50	3-6-2028	285,141	283,716
Consumer staples: 0.03%
Food products: 0.03%
Naked Juice LLC (U.S. SOFR +3.25%) <±	3.75	1-24-2029	146,545	143,928
Naked Juice LLC (U.S. SOFR +3.25%) <±	3.75	1-24-2029	8,455	8,304
				152,232
Energy: 0.12%
Oil, gas & consumable fuels: 0.12%
GIP II Blue Holdings LP (1 Month LIBOR +4.50%) ±	5.51	9-29-2028	703,238	699,721
Financials: 0.87%
Consumer finance: 0.03%
PMHC II Incorporated (U.S. SOFR +4.25%) <±	4.75	2-1-2029	200,000	190,416
Diversified financial services: 0.36%
Mallinckrodt International Finance SA (3 Month LIBOR +5.25%) ±	6.00	9-24-2024	757,031	691,646
Resolute Investment Managers Incorporated (1 Month LIBOR +4.25%) ‡±	5.26	4-30-2024	297,007	294,595
Russell Investments US Institutional Holdco Incorporated (1 Month LIBOR +3.50%) ±	4.50	5-30-2025	1,100,000	1,084,413
				2,070,654
Insurance: 0.41%
Asurion LLC (1 Month LIBOR +5.25%) ‡±	5.71	1-31-2028	980,000	959,420
Asurion LLC (1 Month LIBOR +5.25%) ‡±	5.71	1-20-2029	165,000	161,081
HUB International Limited (1 Month LIBOR +3.25%) <±	4.00	4-25-2025	1,256,826	1,247,689
				2,368,190
Mortgage REITs: 0.07%
Claros Mortgage Trust Incoporated (U.S. SOFR +4.50%) ±	5.00	8-9-2026	410,000	407,950
Health care: 0.45%
Health care equipment & supplies: 0.20%
Surgery Center Holdings Incorporated (1 Month LIBOR +3.75%) ±	4.50	8-31-2026	1,155,729	1,145,478
Health care providers & services: 0.14%
Padagis LLC (1 Month LIBOR +4.75%) ±	5.25	7-6-2028	178,824	177,148
Press Ganey Holdings Incorporated (1 Month LIBOR +3.75%) <±	4.50	7-24-2026	478,797	474,009
Press Ganey Holdings Incorporated (U.S. SOFR +3.75%) <±	4.50	7-24-2026	145,000	143,188
				794,345
The accompanying notes are an integral part of these financial statements.

26  |  Allspring Diversified Income Builder Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pharmaceuticals: 0.11%
Bausch Health Companies Incorporated (U.S. SOFR +5.25%) <±	5.75%	1-27-2027	$685,000	$ 677,294
Industrials: 0.60%
Airlines: 0.27%
Mileage Plus Holdings LLC (1 Month LIBOR +5.25%) ±	6.25	6-21-2027	1,525,000	1,580,281
Commercial services & supplies: 0.23%
Polaris Newco LLC (1 Month LIBOR +4.00%) ±	4.50	6-2-2028	1,209,050	1,199,075
Ring Container Technologies (1 Month LIBOR +3.75%) ±	4.27	8-12-2028	104,738	102,971
				1,302,046
Machinery: 0.10%
Werner FinCo LP (3 Month LIBOR +4.00%) ±	5.01	7-24-2024	607,054	600,480
Information technology: 0.22%
Software: 0.22%
Emerald Topco Incorporated (1 Month LIBOR +3.50%) ±	3.80	7-24-2026	290,747	286,522
Nexus Buyer LLC (1 Month LIBOR +6.25%) ±	6.75	10-29-2029	1,015,000	1,002,739
				1,289,261
Real estate: 0.12%
Equity REITs: 0.12%
The Geo Group Incorporated (3 Month LIBOR +2.00%) ±	2.75	3-22-2024	772,966	719,732
Total Loans (Cost $17,572,245)				17,338,995
Municipal obligations: 2.94%
California: 0.56%
Education revenue: 0.35%
California School Finance Authority Charter School 144A	4.25	7-1-2025	750,000	742,691
California School Finance Authority Charter School 144A	5.00	6-15-2031	1,350,000	1,302,022
				2,044,713
Health revenue: 0.05%
California Municipal Finance Authority Series 2019B 144A	4.25	11-1-2023	310,000	308,490
Tobacco revenue: 0.16%
Golden State Tobacco Securitization Corporation	4.21	6-1-2050	1,000,000	888,557
Colorado: 0.08%
Health revenue: 0.08%
Denver CO Health & Hospital Authority Series B	5.15	12-1-2026	445,000	449,785
The accompanying notes are an integral part of these financial statements.

Allspring Diversified Income Builder Fund  |  27

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Florida: 0.43%
Education revenue: 0.23%
Capital Trust Agency Renaissance Charter School Project Series B 144A	5.63%	6-15-2023	$305,000	$ 306,473
Florida HEFAR Jacksonville University Project Series A2 144A	5.43	6-1-2027	1,000,000	1,035,820
				1,342,293
Water & sewer revenue: 0.20%
Charlotte County IDA Town & Country Utilities Project Series B 144A	5.00	10-1-2036	1,250,000	1,149,515
Georgia: 0.07%
Health revenue: 0.07%
Cobb County GA Development Authority Presbyterian Village Austell Project Series 2019B 144A	5.75	12-1-2028	400,000	399,694
Guam: 0.11%
Airport revenue: 0.11%
Guam International Airport Authority Series A	4.46	10-1-2043	675,000	641,692
Illinois: 0.48%
Miscellaneous revenue: 0.48%
Chicago IL Board of Education Taxable Build America Bonds Series E	6.04	12-1-2029	1,255,000	1,323,908
Chicago IL Certificate of Participation River Point Plaza Redevelopment Project Series A 144A	4.84	4-15-2028	1,447,000	1,460,649
				2,784,557
Indiana: 0.08%
Health revenue: 0.08%
Knox County IN Good Samaritian Hospital Project Industry Economic Development Series B	5.90	4-1-2034	480,000	489,426
Iowa: 0.21%
GO revenue: 0.21%
Coralville IA Series C	5.00	5-1-2030	1,200,000	1,212,266
Louisiana: 0.14%
Health revenue: 0.14%
Louisiana Local Government Environmental Facilities & CDA	5.75	1-1-2029	845,000	825,985
New Jersey: 0.17%
Education revenue: 0.17%
New Jersey Educational Facilities Authority Georgian Court University Series H	4.25	7-1-2028	1,000,000	977,375
New York: 0.20%
Education revenue: 0.09%
Yonkers Economic Development Corporation Series 2019B	4.50	10-15-2024	545,000	537,737
The accompanying notes are an integral part of these financial statements.

28  |  Allspring Diversified Income Builder Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.04%
Jefferson County NY Civic Facility Development Corporation Refunding Bond Series B Samaritan Medical Center Obligated Group	4.25%	11-1-2028	$245,000	$ 237,470
Utilities revenue: 0.07%
New York Energy Research & Development Authority Green Bond Series A	4.81	4-1-2034	380,000	406,579
Oklahoma: 0.09%
Health revenue: 0.09%
Oklahoma Development Finance Authority	5.45	8-15-2028	500,000	524,348
Texas: 0.11%
Industrial development revenue: 0.11%
Port Beaumont TX IDA Jefferson Gulf Coast 144A	4.10	1-1-2028	700,000	636,055
Wisconsin: 0.21%
Education revenue: 0.21%
Burrell College of Osteopathic Medicine Project PFA 144A	5.13	6-1-2028	1,230,000	1,200,293
Total Municipal obligations (Cost $17,209,232)				17,056,830
Non-agency mortgage-backed securities: 5.84%
AFN LLC Series 2019-1A Class A2 144A	4.46	5-20-2049	995,791	988,669
Arroyo Mortgage Trust Series 2022-1 Class A3 144A	3.65	12-25-2056	1,450,000	1,388,627
BX Trust Series 2022-LP2 Class E (U.S. SOFR 1 Month +2.61%) 144A±	2.91	2-15-2039	3,000,000	2,928,437
Capital Automotive Real Estate Services Series 1A Class A6 144A	3.81	2-15-2050	498,021	493,223
Citigroup Commercial Mortgage Trust Series 2015-GC27 Class B	3.77	2-10-2048	2,524,616	2,468,617
Credit Suisse Mortgage Trust Series 2021-NQM8 Class M1 144A±±	3.26	10-25-2066	2,000,000	1,839,460
Ellington Financial Mortgage Trust Series 2022-1 Class M1 144A±±	3.50	1-25-2067	1,750,000	1,604,983
Flexential Issuer LLC Series 2021-1A Class C 144A	6.93	11-27-2051	4,000,000	3,851,576
GCAT Series 2021-NQM6 Class M1 144A±±	3.41	8-25-2066	3,000,000	2,811,351
Golub Capital Partners Funding LLC Series2021-2A Class B 144A	3.99	10-19-2029	500,000	473,873
Goodleap Sustainable Home Improvement Series 2022-1GS Class C 144A	3.50	1-20-2049	3,486,929	3,167,500
JPMorgan Mortgage Trust Series 2019-2 Class A3 144A±±	4.00	8-25-2049	70,921	71,093
New Residential Mortgage Loan Trust Series 2022-NQM1 Class M1 144A±±	3.60	1-25-2026	4,000,000	3,723,954
Oxford Finance Funding Trust Series 2022-1A Class B 144A	4.10	2-15-2030	4,500,000	4,347,901
Purewest Funding LLC Series 2021-1 Class A1 144A	4.09	12-22-2036	886,070	857,526
Sequoia Mortgage Trust Series 2018-6 Class A19 144A±±	4.00	7-25-2048	113,889	114,050
Starwood Mortgage Residential Series 2021-6 144A±±	3.39	11-25-2066	3,000,000	2,739,067
Total Non-agency mortgage-backed securities (Cost $35,331,259)				33,869,907

The accompanying notes are an integral part of these financial statements.

Allspring Diversified Income Builder Fund  |  29

Portfolio of investments—March 31, 2022 (unaudited)

	Dividend Yield	Shares	Value
Preferred stocks: 0.11%
Energy: 0.01%
Oil, gas & consumable fuels: 0.01%
Petroleo Brasil SP ADR	7.69%	5,000	$ 69,900
Financials: 0.02%
Banks: 0.02%
Itaúsa SA	2.59	52,300	118,088
Information technology: 0.06%
Technology hardware, storage & peripherals: 0.06%
Samsung Electronics Company Limited	4.65	6,434	333,380
Materials: 0.02%
Chemicals: 0.02%
LG Chem Limited	2.93	460	103,178
Total Preferred stocks (Cost $623,294)			624,546

	Interest rate	Maturity date	Principal
Yankee corporate bonds and notes: 10.23%
Communication services: 0.37%
Wireless telecommunication services: 0.37%
Connect U.S. Finco LLC 144A	6.75	10-1-2026	$795,000	808,825
Telesat Canada 144A	5.63	12-6-2026	230,000	175,628
VMED O2 UK Financing I plc 144A	4.75	7-15-2031	1,225,000	1,154,563
				2,139,016
Energy: 0.28%
Energy equipment & services: 0.04%
Nabors Industries Limited 144A	7.25	1-15-2026	200,000	200,000
Oil, gas & consumable fuels: 0.24%
Baytex Energy Corporation 144A	8.75	4-1-2027	500,000	536,250
Northriver Midstream Finance LP 144A	5.63	2-15-2026	880,000	876,256
				1,412,506
Financials: 5.83%
Banks: 4.37%
Barclays plc (USD Swap Semi Annual (vs. 3 Month LIBOR) 5 Year +4.84%) ʊ±	7.75	9-15-2023	2,160,000	2,238,916
Credit Agricole SA (USD Swap Semi Annual (vs. 3 Month LIBOR) 5 Year +4.90%) 144Aʊ±	7.88	1-23-2024	1,750,000	1,844,063
Credit Agricole SA (USD Swap Semi Annual (vs. 3 Month LIBOR) 5 Year +6.19%) 144Aʊ±	8.13	12-23-2025	1,750,000	1,945,860
Danske Bank AS (7 Year Treasury Constant Maturity +4.13%) ʊ±	7.00	6-26-2025	2,300,000	2,374,750
HSBC Holdings plc (USD ICE Swap Rate 11:00am NY 5 Year +4.37%) ʊ±	6.38	3-30-2025	2,000,000	2,069,340
ING Groep NV (USD ICE Swap Rate 11:00am NY 5 Year +4.20%) ʊ±	6.75	4-16-2024	3,800,000	3,914,319
The accompanying notes are an integral part of these financial statements.

30  |  Allspring Diversified Income Builder Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks (continued)
Lloyds Banking Group plc (USD Swap Semi Annual (vs. 3 Month LIBOR) 5 Year +4.76%) ʊ±	7.50%	6-27-2024	$3,665,000	$ 3,848,140
NatWest Group plc (5 Year Treasury Constant Maturity +3.10%) ʊ±	4.60	6-28-2031	1,500,000	1,320,000
Skandinaviska Enskilda Banken AB (5 Year Treasury Constant Maturity +3.46%) ʊ±	5.13	5-13-2025	2,000,000	1,975,824
Societe Generale SA (USD ICE Swap Rate 11:00am NY 5 Year +5.87%) 144Aʊ±	8.00	9-29-2025	3,535,000	3,818,330
				25,349,542
Capital markets: 1.20%
Credit Suisse Group AG (USD Swap Semi Annual (vs. 3 Month LIBOR) 5 Year +4.60%) 144Aʊ±	7.50	12-11-2023	2,395,000	2,475,831
Credit Suisse Group AG (5 Year Treasury Constant Maturity +4.89%) 144Aʊ±	5.25	2-11-2027	1,000,000	925,000
UBS Group Funding Switzerland AG (USD Swap Semi Annual (vs. 6 Month LIBOR) 5 Year +4.87%) ʊ±	7.00	2-19-2025	3,330,000	3,526,330
				6,927,161
Diversified financial services: 0.26%
Castlelake Aviation Finance 144A	5.00	4-15-2027	385,000	343,613
New Red Finance Incorporated 144A	3.88	1-15-2028	625,000	592,209
New Red Finance Incorporated 144A	4.00	10-15-2030	650,000	586,323
				1,522,145
Health care: 1.39%
Biotechnology: 0.35%
Grifols Escrow Issuer SA 144A	4.75	10-15-2028	2,175,000	2,047,219
Pharmaceuticals: 1.04%
Bausch Health Companies Incorporated 144A	4.88	6-1-2028	225,000	215,438
Bausch Health Companies Incorporated 144A	5.25	1-30-2030	3,115,000	2,446,957
Bausch Health Companies Incorporated 144A	6.25	2-15-2029	1,180,000	967,600
Teva Pharmaceutical Finance Netherlands III BV	4.75	5-9-2027	115,000	110,394
Teva Pharmaceutical Finance Netherlands III BV	5.13	5-9-2029	1,640,000	1,576,401
Teva Pharmaceutical Finance Netherlands III BV	6.00	4-15-2024	200,000	205,000
Teva Pharmaceutical Finance Netherlands III BV «	6.75	3-1-2028	500,000	524,125
				6,045,915
Industrials: 2.16%
Aerospace & defense: 0.31%
Bombardier Incorporated 144A	6.00	2-15-2028	115,000	107,783
Bombardier Incorporated 144A	7.13	6-15-2026	170,000	166,600
Bombardier Incorporated 144A«	7.88	4-15-2027	1,520,000	1,488,255
				1,762,638
Airlines: 0.63%
Air Canada Pass-Through Trust Series 2020-1 Class C 144A	10.50	7-15-2026	1,805,000	2,085,242
VistaJet 144A	6.38	2-1-2030	1,665,000	1,566,540
				3,651,782
The accompanying notes are an integral part of these financial statements.

Allspring Diversified Income Builder Fund  |  31

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Electrical equipment: 0.60%
Sensata Technologies BV 144A	4.00%	4-15-2029	$1,910,000	$ 1,818,759
Sensata Technologies BV 144A	5.63	11-1-2024	1,605,000	1,659,169
				3,477,928
Machinery: 0.21%
Vertical Holdco GmbH 144A	7.63	7-15-2028	1,225,000	1,214,281
Trading companies & distributors: 0.41%
Carlyle Aviation Elevate Merger Subsidiary Limited 144A	7.00	10-15-2024	2,670,000	2,394,483
Materials: 0.20%
Containers & packaging: 0.20%
Ardagh Packaging Finance plc 144A	4.13	8-15-2026	405,000	390,187
Ardagh Packaging Finance plc 144A	5.25	8-15-2027	855,000	790,341
				1,180,528
Total Yankee corporate bonds and notes (Cost $60,782,927)				59,325,144

		Yield	Shares
Short-term investments: 4.12%
Investment companies: 4.12%
Allspring Government Money Market Fund Select Class ♠∞##		0.18	17,614,411	17,614,411
Securities Lending Cash Investments LLC ♠∩∞		0.40	6,258,868	6,258,868
Total Short-term investments (Cost $23,873,279)				23,873,279
Total investments in securities (Cost $581,319,834)	100.44%			582,382,074
Other assets and liabilities, net	(0.44)			(2,566,023)
Total net assets	100.00%			$579,816,051

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
‡	Security is valued using significant unobservable inputs.
±	Variable rate investment. The rate shown is the rate in effect at period end.
†	Non-income-earning security
<	All or a portion of the position represents an unfunded loan commitment. The rate represents the current interest rate if the loan is partially funded.
±±	The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated for when-issued securities and unfunded loans.
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
%%	The security is purchased on a when-issued basis.

The accompanying notes are an integral part of these financial statements.

32  |  Allspring Diversified Income Builder Fund

Portfolio of investments—March 31, 2022 (unaudited)

Abbreviations:
ADR	American depositary receipt
CDA	Community Development Authority
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GDR	Global depositary receipt
GO	General obligation
HEFAR	Higher Education Facilities Authority Revenue
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
PFA	Public Finance Authority
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$21,839,370	$132,693,844	$(136,918,803)	$0	$0	$ 17,614,411	17,614,411	$ 4,966
Securities Lending Cash Investments LLC	6,700,880	17,288,453	(17,730,465)	0	0	6,258,868	6,258,868	2,417 #
				$0	$0	$23,873,279		$7,383

#	Amount shown represents income before fees and rebates.
Forward foreign currency contracts
Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
15,204,913 USD	13,800,000 EUR	Citibank National Association	6-30-2022	$0	$(117,610)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
TOPIX Index Futures	91	6-9-2022	$ 14,219,370	$ 14,549,984	$ 330,614	$ 0
Australian Dollar Currency Futures	158	6-13-2022	11,642,413	11,844,470	202,057	0
DAX Index Futures	21	6-17-2022	8,579,883	8,382,414	0	(197,469)
E-Mini Russell 2000 Index Futures	147	6-17-2022	14,505,070	15,188,040	682,970	0
XAE Energy Index Futures	156	6-17-2022	12,140,002	12,434,760	294,758	0
Short
GBP Currency Futures	(141)	6-13-2022	(11,547,905)	(11,571,694)	0	(23,789)
E-Mini S&P 500 Index Futures	(138)	6-17-2022	(30,027,886)	(31,262,175)	0	(1,234,289)
					$1,510,399	$(1,455,547)
The accompanying notes are an integral part of these financial statements.

Allspring Diversified Income Builder Fund  |  33

Portfolio of investments—March 31, 2022 (unaudited)

Centrally cleared credit default swap contracts
Reference index	Fixed rate received	Payment frequency	Maturity date	Notional amount		Value	Premiums paid (received)	Unrealized gains	Unrealized losses
Sell Protection
Markit CDX North America High Yield Index	5.00%	Quarterly	12-20-2025	USD	1,000,000	$63,336	$67,266	$0	$(3,930)
Written options
Description	Counterparty	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Call
iShares MSCI EAFE ETF	Morgan Stanley Company Incorporated	(727)	$ (5,634,250)	$ 77.50	4-1-2022	$ (6)
iShares MSCI EAFE ETF	Morgan Stanley Company Incorporated	(509)	(3,868,400)	76.00	4-1-2022	(330)
iShares MSCI EAFE ETF	Morgan Stanley Company Incorporated	(659)	(5,008,400)	76.00	4-8-2022	(28,016)
iShares MSCI EAFE ETF	Morgan Stanley Company Incorporated	(1,018)	(7,940,400)	78.00	4-14-2022	(35,314)
iShares MSCI EAFE ETF	Morgan Stanley Company Incorporated	(883)	(6,887,400)	78.00	4-22-2022	(56,420)
iShares MSCI Emerging Markets ETF	Morgan Stanley Company Incorporated	(1,244)	(6,033,400)	48.50	4-1-2022	(1)
iShares MSCI Emerging Markets ETF	Morgan Stanley Company Incorporated	(1,909)	(8,972,300)	47.00	4-8-2022	(56,271)
iShares MSCI Emerging Markets ETF	Morgan Stanley Company Incorporated	(795)	(3,975,000)	50.00	4-14-2022	(7,562)
iShares MSCI Emerging Markets ETF	Morgan Stanley Company Incorporated	(1,565)	(7,590,250)	48.50	4-22-2022	(70,557)
Nasdaq 100 Stock Index	Morgan Stanley Company Incorporated	(8)	(12,780,000)	15,975.00	4-1-2022	(1)
Nasdaq 100 Stock Index	Morgan Stanley Company Incorporated	(5)	(7,787,500)	15,575.00	4-8-2022	(10,400)
Nasdaq 100 Stock Index	Morgan Stanley Company Incorporated	(5)	(8,100,000)	16,200.00	4-14-2022	(3,900)
Nasdaq 100 Stock Index	Morgan Stanley Company Incorporated	(8)	(13,360,000)	16,700.00	4-22-2022	(4,600)
Russell 2000 Index	Morgan Stanley Company Incorporated	(21)	(4,872,000)	2,320.00	4-1-2022	0
Russell 2000 Index	Morgan Stanley Company Incorporated	(25)	(5,800,000)	2,320.00	4-8-2022	(375)
Russell 2000 Index	Morgan Stanley Company Incorporated	(16)	(3,776,000)	2,360.00	4-14-2022	(440)
Russell 2000 Index	Morgan Stanley Company Incorporated	(25)	(5,487,500)	2,195.00	4-22-2022	(15,875)
S&P 500 Index	Morgan Stanley Company Incorporated	(28)	(13,300,000)	4,750.00	4-1-2022	(7)
S&P 500 Index	Morgan Stanley Company Incorporated	(31)	(14,647,500)	4,725.00	4-8-2022	(3,565)
S&P 500 Index	Morgan Stanley Company Incorporated	(7)	(3,150,000)	4,500.00	4-8-2022	(51,695)
S&P 500 Index	Morgan Stanley Company Incorporated	(26)	(12,610,000)	4,850.00	4-14-2022	(975)
S&P 500 Index	Morgan Stanley Company Incorporated	(15)	(6,967,500)	4,645.00	4-14-2022	(25,275)
The accompanying notes are an integral part of these financial statements.

34  |  Allspring Diversified Income Builder Fund

Portfolio of investments—March 31, 2022 (unaudited)

Written options (continued)
Description	Counterparty	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Call (continued)
S&P 500 Index	Morgan Stanley Company Incorporated	(29)	$(14,065,000)	$ 4,850.00	4-22-2022	$ (3,190)
SPDR Euro STOXX 50 ETF	Morgan Stanley Company Incorporated	(513)	(2,308,500)	45.00	4-14-2022	(15,840)
						$(390,615)
The accompanying notes are an integral part of these financial statements.

Allspring Diversified Income Builder Fund  |  35

Statement of assets and liabilities—March 31, 2022 (unaudited)

Assets
Investments in unaffiliated securities (including $6,135,716 of securities loaned), at value (cost $557,446,555)	$ 558,508,795
Investments in affiliated securities, at value (cost $23,873,279)	23,873,279
Cash	84,744
Cash at broker segregated for futures contracts	3,426,534
Segregated cash for swap contracts	67,372
Foreign currency, at value (cost $86,868)	87,163
Receivable for dividends and interest	5,533,261
Receivable for investments sold	2,053,124
Receivable for Fund shares sold	434,075
Receivable for securities lending income, net	6,143
Prepaid expenses and other assets	208,350
Total assets	594,282,840
Liabilities
Payable for investments purchased	6,362,050
Payable upon receipt of securities loaned	6,258,868
Payable for Fund shares redeemed	571,573
Written options at value (premiums received $191,822)	390,615
Cash collateral due to broker for forward foreign currency contracts	330,000
Payable for daily variation margin on open futures contracts	152,177
Management fee payable	141,932
Unrealized losses on forward foreign currency contracts	117,610
Administration fees payable	79,950
Distribution fee payable	58,540
Trustees’ fees and expenses payable	2,241
Payable for daily variation margin on centrally cleared swaps	1,233
Total liabilities	14,466,789
Total net assets	$579,816,051
Net assets consist of
Paid-in capital	$ 581,244,095
Total distributable loss	(1,428,044)
Total net assets	$579,816,051
Computation of net asset value and offering price per share
Net assets – Class A	$ 199,310,871
Shares outstanding – Class A1	32,725,922
Net asset value per share – Class A	$6.09
Maximum offering price per share – Class A2	$6.46
Net assets – Class C	$ 91,953,443
Shares outstanding – Class C1	15,054,978
Net asset value per share – Class C	$6.11
Net assets – Class R6	$ 46,991,206
Shares outstanding – Class R6[1]	7,920,943
Net asset value per share – Class R6	$5.93
Net assets – Administrator Class	$ 6,591,404
Shares outstanding – Administrator Class[1]	1,110,944
Net asset value per share – Administrator Class	$5.93
Net assets – Institutional Class	$ 234,969,127
Shares outstanding – Institutional Class[1]	39,644,782
Net asset value per share – Institutional Class	$5.93
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

36  |  Allspring Diversified Income Builder Fund

Statement of operations—six months ended March 31, 2022 (unaudited)

Investment income
Interest	$ 10,136,465
Dividends (net of foreign withholdings taxes of $84,090)	2,432,122
Income from affiliated securities	51,138
Total investment income	12,619,725
Expenses
Management fee	1,680,278
Administration fees
Class A	223,087
Class C	104,286
Class R6	7,212
Administrator Class	4,725
Institutional Class	161,997
Shareholder servicing fees
Class A	265,501
Class C	123,977
Administrator Class	9,080
Distribution fee
Class C	371,892
Custody and accounting fees	95,722
Professional fees	35,036
Registration fees	51,576
Shareholder report expenses	55,154
Trustees’ fees and expenses	10,683
Other fees and expenses	43,887
Total expenses	3,244,093
Less: Fee waivers and/or expense reimbursements
Fund-level	(769,614)
Class A	(2,853)
Class C	(1)
Net expenses	2,471,625
Net investment income	10,148,100
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	15,588,546
Forward foreign currency contracts	1,288,086
Futures contracts	(4,364,481)
Swap contracts	2,242
Written options	1,531,253
Net realized gains on investments	14,045,646
Net change in unrealized gains (losses) on
Unaffiliated securities	(44,463,750)
Forward foreign currency contracts	(440,377)
Futures contracts	(212,371)
Swap contracts	(18,756)
Written options	(574,321)
Net change in unrealized gains (losses) on investments	(45,709,575)
Net realized and unrealized gains (losses) on investments	(31,663,929)
Net decrease in net assets resulting from operations	$(21,515,829)
The accompanying notes are an integral part of these financial statements.

Allspring Diversified Income Builder Fund  |  37

Statement of changes in net assets

	Six months ended March 31, 2022 (unaudited)		Year ended September 30, 2021
Operations
Net investment income		$ 10,148,100		$ 19,765,462
Net realized gains on investments		14,045,646		36,160,565
Net change in unrealized gains (losses) on investments		(45,709,575)		14,695,015
Net increase (decrease) in net assets resulting from operations		(21,515,829)		70,621,042
Distributions to shareholders from
Net investment income and net realized gains
Class A		(3,774,697)		(7,451,220)
Class C		(1,379,752)		(2,798,166)
Class R6		(981,164)		(1,729,358)
Administrator Class		(135,725)		(272,624)
Institutional Class		(4,959,390)		(9,569,614)
Total distributions to shareholders		(11,230,728)		(21,820,982)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,620,963	10,340,068	4,560,332	28,679,644
Class C	803,205	5,115,109	1,868,621	11,899,641
Class R6	1,006,137	6,236,506	7,760,202	45,310,282
Administrator Class	68,240	424,523	163,088	1,005,985
Institutional Class	5,958,424	37,332,276	7,920,681	48,924,824
		59,448,482		135,820,376
Reinvestment of distributions
Class A	547,328	3,485,765	1,086,761	6,885,370
Class C	204,076	1,304,605	416,920	2,646,096
Class R6	158,297	980,152	278,581	1,727,553
Administrator Class	21,735	134,922	42,970	265,556
Institutional Class	652,031	4,039,677	1,264,016	7,800,727
		9,945,121		19,325,302
Payment for shares redeemed
Class A	(3,472,352)	(22,095,301)	(7,496,998)	(47,424,829)
Class C	(2,089,654)	(13,334,934)	(5,575,628)	(35,097,983)
Class R6	(837,219)	(5,146,281)	(893,580)	(5,551,330)
Administrator Class	(174,476)	(1,066,490)	(365,519)	(2,247,556)
Institutional Class	(6,894,763)	(42,552,250)	(13,209,803)	(81,174,463)
		(84,195,256)		(171,496,161)
Net decrease in net assets resulting from capital share transactions		(14,801,653)		(16,350,483)
Total increase (decrease) in net assets		(47,548,210)		32,449,577
Net assets
Beginning of period		627,364,261		594,914,684
End of period		$579,816,051		$ 627,364,261
The accompanying notes are an integral part of these financial statements.

38  |  Allspring Diversified Income Builder Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Class A	Six months ended March 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$6.42	$5.95	$6.06	$6.33	$6.42	$6.13
Net investment income	0.10 [1]	0.19 [1]	0.21	0.22	0.21	0.20
Net realized and unrealized gains (losses) on investments	(0.32)	0.49	(0.12)	0.02	(0.01)	0.35
Total from investment operations	(0.22)	0.68	0.09	0.24	0.20	0.55
Distributions to shareholders from
Net investment income	(0.11)	(0.21)	(0.20)	(0.23)	(0.19)	(0.22)
Net realized gains	0.00	0.00	0.00	(0.28)	(0.10)	(0.04)
Total distributions to shareholders	(0.11)	(0.21)	(0.20)	(0.51)	(0.29)	(0.26)
Net asset value, end of period	$6.09	$6.42	$5.95	$6.06	$6.33	$6.42
Total return[2]	(3.44)%	11.58%	1.59%	4.51%	3.23%	9.16%
Ratios to average net assets (annualized)
Gross expenses	1.10%	1.08%	1.07%	1.05%	1.04%	1.05%
Net expenses	0.85%	0.85%	0.85%	0.85%	0.90%	1.05%
Net investment income	3.25%	3.07%	3.50%	3.75%	3.34%	3.29%
Supplemental data
Portfolio turnover rate	61%	87%	39%	43%	50%	29%
Net assets, end of period (000s omitted)	$199,311	$218,615	$213,551	$251,673	$231,176	$220,977

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Diversified Income Builder Fund  |  39

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Class C	Six months ended March 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$6.44	$5.97	$6.07	$6.34	$6.44	$6.14
Net investment income	0.08	0.15	0.17	0.18	0.17	0.16
Net realized and unrealized gains (losses) on investments	(0.32)	0.48	(0.11)	0.02	(0.02)	0.35
Total from investment operations	(0.24)	0.63	0.06	0.20	0.15	0.51
Distributions to shareholders from
Net investment income	(0.09)	(0.16)	(0.16)	(0.19)	(0.15)	(0.17)
Net realized gains	0.00	0.00	0.00	(0.28)	(0.10)	(0.04)
Total distributions to shareholders	(0.09)	(0.16)	(0.16)	(0.47)	(0.25)	(0.21)
Net asset value, end of period	$6.11	$6.44	$5.97	$6.07	$6.34	$6.44
Total return[1]	(3.80)%	10.70%	0.98%	3.71%	2.32%	8.51%
Ratios to average net assets (annualized)
Gross expenses	1.85%	1.83%	1.82%	1.80%	1.79%	1.80%
Net expenses	1.60%	1.60%	1.60%	1.60%	1.65%	1.80%
Net investment income	2.49%	2.31%	2.75%	2.99%	2.59%	2.54%
Supplemental data
Portfolio turnover rate	61%	87%	39%	43%	50%	29%
Net assets, end of period (000s omitted)	$91,953	$103,956	$115,929	$140,722	$166,750	$165,513

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

40  |  Allspring Diversified Income Builder Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Class R6	Six months ended March 31, 2022 (unaudited)	2021	2020	2019	2018 [1]
Net asset value, beginning of period	$6.26	$5.81	$5.91	$6.18	$6.17
Net investment income	0.11	0.23	0.22	0.24 [2]	0.02 [2]
Net realized and unrealized gains (losses) on investments	(0.31)	0.46	(0.09)	0.03	0.02
Total from investment operations	(0.20)	0.69	0.13	0.27	0.04
Distributions to shareholders from
Net investment income	(0.13)	(0.24)	(0.23)	(0.26)	(0.03)
Net realized gains	0.00	0.00	0.00	(0.28)	0.00
Total distributions to shareholders	(0.13)	(0.24)	(0.23)	(0.54)	(0.03)
Net asset value, end of period	$5.93	$6.26	$5.81	$5.91	$6.18
Total return[3]	(3.32)%	11.99%	2.25%	5.07%	0.71%
Ratios to average net assets (annualized)
Gross expenses	0.67%	0.65%	0.64%	0.61%	0.64%
Net expenses	0.42%	0.42%	0.42%	0.42%	0.41%
Net investment income	3.68%	3.52%	3.89%	4.17%	2.31%
Supplemental data
Portfolio turnover rate	61%	87%	39%	43%	50%
Net assets, end of period (000s omitted)	$46,991	$47,544	$2,605	$24	$25

[1]	For the period from July 31, 2018 (commencement of class operations) to September 30, 2018
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Diversified Income Builder Fund  |  41

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Administrator Class	Six months ended March 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$6.26	$5.81	$5.91	$6.19	$6.29	$6.00
Net investment income	0.10 [1]	0.19 [1]	0.21 [1]	0.22 [1]	0.21 [1]	0.21 [1]
Net realized and unrealized gains (losses) on investments	(0.31)	0.48	(0.10)	0.02	(0.01)	0.34
Total from investment operations	(0.21)	0.67	0.11	0.24	0.20	0.55
Distributions to shareholders from
Net investment income	(0.12)	(0.22)	(0.21)	(0.24)	(0.20)	(0.22)
Net realized gains	0.00	0.00	0.00	(0.28)	(0.10)	(0.04)
Total distributions to shareholders	(0.12)	(0.22)	(0.21)	(0.52)	(0.30)	(0.26)
Net asset value, end of period	$5.93	$6.26	$5.81	$5.91	$6.19	$6.29
Total return[2]	(3.49)%	11.61%	1.89%	4.52%	3.21%	9.45%
Ratios to average net assets (annualized)
Gross expenses	1.02%	1.00%	0.99%	0.97%	0.96%	0.97%
Net expenses	0.77%	0.77%	0.77%	0.77%	0.81%	0.90%
Net investment income	3.32%	3.15%	3.57%	3.77%	3.40%	3.51%
Supplemental data
Portfolio turnover rate	61%	87%	39%	43%	50%	29%
Net assets, end of period (000s omitted)	$6,591	$7,486	$7,868	$11,916	$32,938	$41,975

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

42  |  Allspring Diversified Income Builder Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Institutional Class	Six months ended March 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$6.26	$5.80	$5.91	$6.19	$6.28	$6.00
Net investment income	0.11	0.21	0.22 [1]	0.24	0.23	0.24
Net realized and unrealized gains (losses) on investments	(0.32)	0.48	(0.11)	0.01	(0.01)	0.31
Total from investment operations	(0.21)	0.69	0.11	0.25	0.22	0.55
Distributions to shareholders from
Net investment income	(0.12)	(0.23)	(0.22)	(0.25)	(0.21)	(0.23)
Net realized gains	0.00	0.00	0.00	(0.28)	(0.10)	(0.04)
Total distributions to shareholders	(0.12)	(0.23)	(0.22)	(0.53)	(0.31)	(0.27)
Net asset value, end of period	$5.93	$6.26	$5.80	$5.91	$6.19	$6.28
Total return[2]	(3.37)%	12.08%	1.98%	4.80%	3.62%	9.49%
Ratios to average net assets (annualized)
Gross expenses	0.77%	0.75%	0.74%	0.72%	0.71%	0.72%
Net expenses	0.52%	0.52%	0.52%	0.52%	0.57%	0.71%
Net investment income	3.58%	3.40%	3.83%	4.07%	3.67%	3.60%
Supplemental data
Portfolio turnover rate	61%	87%	39%	43%	50%	29%
Net assets, end of period (000s omitted)	$234,969	$249,764	$254,963	$312,093	$335,589	$315,413

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Diversified Income Builder Fund  |  43

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Diversified Income Builder Fund (the "Fund") which is a diversified series of the Trust.
Effective on November 1, 2021, the sale transaction of Wells Fargo Asset Management ("WFAM") by Wells Fargo & Company to GTCR LLC and Reverence Capital Partners, L.P. was closed. In connection with the closing of the transaction, WFAM became known as Allspring Global Investments (“Allspring”) and various entities that provided services to the Fund changed their names to "Allspring", including Allspring Funds Management, LLC, the investment manager to the Fund, Allspring Global Investments, LLC and Allspring Global Investments (UK) Limited, both registered investment advisers providing subadvisory services to certain funds, and Allspring Funds Distributor, LLC, the Fund's principal underwriter. Consummation of the transaction resulted in a new investment management agreement and subadvisory agreement which became effective on November 1, 2021.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management").
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On March 31, 2022, such fair value pricing was used in pricing certain foreign securities.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee.
Options that are listed on a foreign or domestic exchange or market are valued at the closing mid-price. Non-listed options and swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

44  |  Allspring Diversified Income Builder Fund

Notes to financial statements (unaudited)
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan

Allspring Diversified Income Builder Fund  |  45

Notes to financial statements (unaudited)
and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund's maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values and foreign exchange rates and is subject to interest rate risk, equity price risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Options
The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.
The Fund may also purchase call or put options. Premiums paid are included in the Statement of Assets and Liabilities as investments, the values of which are subsequently adjusted based on the current market values of the options. Premiums paid for purchased options that expire are recognized as realized losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.
Options traded on an exchange are regulated and terms of the options are standardized. The Fund is subject to equity price risk. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.
Swap contracts
Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the over-the-counter market or centrally cleared (“centrally cleared swaps”) with a central clearinghouse.

46  |  Allspring Diversified Income Builder Fund

Notes to financial statements (unaudited)
The Fund entered into centrally cleared swaps. In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Upon entering into a centrally cleared swap, the Fund is required to deposit an initial margin with the broker in the form of cash or securities. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is shown as cash segregated for centrally cleared swaps in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). The variation margin is recorded as an unrealized gain (or loss) and shown as daily variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are recorded as realized gains (losses) in the Statement of Operations when the contract is closed.
Credit default swaps
The Fund may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).
The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Fund is the buyer of protection and a credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Fund is the seller of protection and a credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.
By entering into credit default swap contracts, the Fund is exposed to credit risk. In addition, certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date.
Income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income monthly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax

Allspring Diversified Income Builder Fund  |  47

Notes to financial statements (unaudited)
character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of March 31, 2022, the aggregate cost of all investments for federal income tax purposes was $583,074,260 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 27,619,982
Gross unrealized losses	(28,769,471)
Net unrealized losses	$ (1,149,489)
As of September 30, 2021, the Fund had capital losses carryforwards which consisted of $3,968,766 in short-term capital losses and $11,130,394 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

48  |  Allspring Diversified Income Builder Fund

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Asset-backed securities	$ 0	$ 19,534,508	$ 3,000,000	$ 22,534,508
Common stocks
Communication services	13,773,162	6,642,265	0	20,415,427
Consumer discretionary	17,721,936	4,615,541	0	22,337,477
Consumer staples	1,965,840	2,205,458	0	4,171,298
Energy	3,538,778	2,486,996	0	6,025,774
Financials	13,824,524	10,889,511	0	24,714,035
Health care	16,885,372	2,425,221	0	19,310,593
Industrials	6,927,826	5,430,010	0	12,357,836
Information technology	49,221,261	6,035,566	0	55,256,827
Materials	2,810,467	1,117,421	0	3,927,888
Real estate	2,607,350	386,856	0	2,994,206
Utilities	1,149,726	1,886,361	0	3,036,087
Corporate bonds and notes	0	217,980,398	0	217,980,398
Foreign corporate bonds and notes	0	15,231,019	0	15,231,019
Loans	0	15,923,899	1,415,096	17,338,995
Municipal obligations	0	17,056,830	0	17,056,830
Non-agency mortgage-backed securities	0	33,869,907	0	33,869,907
Preferred stocks
Energy	69,900	0	0	69,900
Financials	118,088	0	0	118,088
Information technology	0	333,380	0	333,380
Materials	0	103,178	0	103,178
Yankee corporate bonds and notes	0	59,325,144	0	59,325,144
Short-term investments
Investment companies	23,873,279	0	0	23,873,279
	154,487,509	423,479,469	4,415,096	582,382,074
Futures contracts	1,510,399	0	0	1,510,399
Total assets	$155,997,908	$423,479,469	$4,415,096	$583,892,473
Liabilities
Forward foreign currency contracts	$ 0	$ 117,610	$ 0	$ 117,610
Futures contracts	1,455,547	0	0	1,455,547
Swap contracts	0	3,930	0	3,930
Written options	120,290	270,325	0	390,615
Total liabilities	$ 1,575,837	$ 391,865	$ 0	$ 1,967,702
Futures contracts, forward foreign currency contracts and swap contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. For futures contracts and centrally cleared swap contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended March 31, 2022, the Fund had no material transfers into/out of Level 3.

Allspring Diversified Income Builder Fund  |  49

Notes to financial statements (unaudited)
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.550%
Next $500 million	0.525
Next $2 billion	0.500
Next $2 billion	0.475
Next $5 billion	0.440
Over $10 billion	0.430
For the six months ended March 31, 2022, the management fee was equivalent to an annual rate of 0.55% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.21%
Class C	0.21
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through January 31, 2023 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the

50  |  Allspring Diversified Income Builder Fund

Notes to financial statements (unaudited)
caps may be terminated only with the approval of the Board of Trustees. As of March 31, 2022, the contractual expense caps are as follows:
Expense ratio caps
Class A	0.85%
Class C	1.60
Class R6	0.42
Administrator Class	0.77
Institutional Class	0.52
Distribution fee
The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate of 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended March 31, 2022, Allspring Funds Distributor received $3,831 from the sale of Class A shares and $250 in contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class A shares for the six months ended March 31, 2022.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates, and to certain entities that were affiliates of the Fund until November 1, 2021.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $0, $17,134,781 and $(1,558,729) in interfund purchases, sales and net realized gains (losses), respectively, during the six months ended March 31, 2022.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended March 31, 2022 were $355,720,422 and $359,964,414, respectively.
As of March 31, 2022, the Fund had an unfunded loan commitment of $3,532,895 .
6. SECURITIES LENDING TRANSACTIONS
The Fund lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Fund and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Federal Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Allspring Funds Management and is subadvised by Allspring Investments. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser.

Allspring Diversified Income Builder Fund  |  51

Notes to financial statements (unaudited)
In the event of counterparty default or the failure of a borrower to return a loaned security, the Fund has the right to use the collateral to offset any losses incurred. As of March 31, 2022, the Fund had securities lending transactions with the following counterparties which are subject to offset:
Counterparty	Value of securities on loan	Collateral received[1]	Net amount
Barclays Capital Incorporated	$2,697,573	$(2,697,573)	$0
BNP Paribas Securities Corporation	1,613,494	(1,613,494)	0
Credit Suisse Securities (USA) LLC	1,493,884	(1,493,884)	0
UBS Securities LLC	330,765	(330,765)	0
1 Collateral received within this table is limited to the collateral for the net transaction with the counterparty.
7. DERIVATIVE TRANSACTIONS
During the six months ended March 31, 2022, the Fund entered into futures contracts for economic hedging purposes.. The Fund also entered into forward foreign currency contracts for economic hedging purposes and entered into credit default swap contracts for hedging or cash management purposes.
The volume of the Fund's derivative activity during the six months ended March 31, 2022 was as follows:
Options
Average number of contracts written	10,290
Futures contracts
Average notional balance on long futures	$74,104,780
Average notional balance on short futures	42,855,686
Forward foreign currency contracts
Average contract amounts to buy	$ 2,552,652
Average contract amounts to sell	19,470,785
Swap contracts
Average notional balance	$ 1,000,000
The Fund's swap transactions may contain provisions for early termination in the event the net assets of the Fund declines below specific levels identified by the counterparty. If these levels are triggered, the counterparty may terminate the transaction and seek payment or request full collateralization of the derivative transactions in net liability positions.
A summary of the location of derivative instruments on the financial statements by primary risk exposure is outlined in the following tables.

52  |  Allspring Diversified Income Builder Fund

Notes to financial statements (unaudited)
The fair value of derivative instruments as of March 31, 2022 by primary risk type was as follows for the Fund:
	Asset derivatives		Liability derivatives
	Statement of Assets and Liabilities location	Fair value	Statement of Assets and Liabilities location	Fair value
Equity risk	Unrealized gains on futures contracts	$ 1,308,342*	Unrealized losses on futures contracts	$ 1,431,758*
Equity risk			Written options, at value	390,615
Foreign currency risk	Unrealized gains on forward foreign currency contracts	0	Unrealized losses on forward foreign currency contracts	117,610
Foreign currency risk	Unrealized gains on futures contracts	202,057*	Unrealized losses on futures contracts	23,789*
Credit risk	Net unrealized gains on swap contracts	0*	Net unrealized losses on swap contracts	3,930*
		$1,510,399		$1,967,702
* Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of Investments. For futures contracts and centrally cleared swap contracts, only the current day's variation margin as of March 31, 2022 is reported separately on the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six months ended March 31, 2022 was as follows:
	Amount of realized gains (losses) on derivatives
	Forward foreign currency contracts	Futures contracts	Swap contracts	Written options	Total
Interest rate risk	$ 0	$ 337,018	$ 0	$ 0	$ 337,018
Equity risk	0	(3,708,022)	0	1,531,253	(2,176,769)
Foreign currency risk	1,288,086	(993,477)	0	0	294,609
Credit risk	0	0	2,242	0	2,242
	$1,288,086	$(4,364,481)	$2,242	$1,531,253	$(1,542,900)

	Change in unrealized gains (losses) on derivatives
	Forward foreign currency contracts	Futures contracts	Swap contracts	Written options	Total
Interest rate risk	$ 0	$ (314,878)	$ 0	$ 0	$ (314,878)
Equity risk	0	301,871	0	(574,321)	(272,450)
Foreign currency risk	(440,377)	(199,364)	0	0	(639,741)
Credit risk	0	0	(18,756)	0	(18,756)
	$(440,377)	$(212,371)	$(18,756)	$(574,321)	$(1,245,825)
For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty.

Allspring Diversified Income Builder Fund  |  53

Notes to financial statements (unaudited)
A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, for OTC derivatives is as follows:
Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Citibank National Association	$117,610	$0	$(117,610)	$0
1 Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.
8. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight bank funding rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended March 31, 2022, there were no borrowings by the Fund under the agreement.
9. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

54  |  Allspring Diversified Income Builder Fund

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Diversified Income Builder Fund  |  55

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 138 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

56  |  Allspring Diversified Income Builder Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. McKnight Foundation Consultant, November 2020 to February 2021. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Consultant (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Allspring Diversified Income Builder Fund  |  57

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President, Chief Executive Officer and Director of Allspring Funds Management, LLC since 2017 and co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, since 2019. Prior thereto, Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014. In addition, Mr. Owen was an Executive Vice President of Wells Fargo & Company from 2014 to 2021.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Kate McKinley (Born 1977)	Chief Legal Officer, since 2021	Chief Legal Officer of Allspring Global Investments since 2021. Prior thereto, held various roles at State Street Global Advisors beginning in 2010, including serving as Senior Vice President and General Counsel from 2019 to 2021, and Chief Operating Officer of the Institutional Client Group from 2016 - 2019. Prior to working at State Street Global Advisors served as Assistant General Counsel for Bank of America Corporation from 2005 to 2010 and as an Associate at WilmerHale from 2002 to 2005.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

58  |  Allspring Diversified Income Builder Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.
PAR-0522-00045 05-22
SA226/SAR226 03-22

Semi-Annual Report
March 31, 2022
Allspring
Index Asset Allocation Fund

The views expressed and any forward-looking statements are as of March 31, 2022, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring Index Asset Allocation Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for Allspring Index Asset Allocation Fund for the six-month period that ended March 31, 2022.  Global stocks and bonds broadly declined during a challenging period. Despite progress on a global economic recovery from COVID-19, persistently high inflation, concerns regarding anticipated tightening of central bank monetary policy, and turmoil caused by the Russian invasion of Ukraine all led to a retreat from financial market gains made earlier in 2021. Among major indexes, the U.S. large-cap-dominated S&P 500 Index was an exception in escaping a half-year loss.
For the six-month period, U.S. stocks, based on the S&P 500 Index,1 gained 5.92%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned -3.72%, while the MSCI EM Index (Net) (USD),3 trailed both developed market benchmarks with a return of -8.20%. The Bloomberg U.S. Aggregate Bond Index,4returned -5.92%, the Bloomberg Global Aggregate ex-USD Index (unhedged),5 returned -7.26%, the Bloomberg Municipal Bond Index6 returned -5.55%, and the ICE BofA U.S. High Yield Index,7 lost 3.89%.
Inflationary concerns and the Russian-Ukraine war caused markets to retreat.
Elevated inflation pressures and the ongoing global supply bottleneck continued in October, but strong corporate earnings provided a bright spot in the U.S., the eurozone, and many Asian countries. Government bond yields rose globally as central banks prepared to tighten monetary policy. Commodity prices continued to rise, driven by sharply higher energy costs.
In November, as COVID-19 hospitalizations rose, most major global asset classes declined. Two exceptions were U.S. investment-grade bonds and Treasury Inflation-Protected Securities. President Biden signed a long-awaited $550 billion infrastructure bill to upgrade U.S. roads, bridges, and railways. Meanwhile, the Consumer Price Index8, a measure of domestic inflation conditions, jumped to its highest level in 31 years. While the threat of consistently high inflation led the U.S. Federal Reserve (Fed) to discuss a faster pace of tapering, the Omicron strain created uncertainty. Commodities lost ground for the month, driven by sharp declines in oil prices (and energy costs in general) as well as precious metals.
“Elevated inflation pressures and the ongoing global supply bottleneck continued in October, but strong corporate earnings provided a bright spot in the U.S., the eurozone, and many Asian countries.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2022. ICE Data Indices, LLC. All rights reserved.
[8]	The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.

2  |  Allspring Index Asset Allocation Fund

Letter to shareholders (unaudited)
Global volatility lessened in December as data indicated a lower risk of severe disease and death from the Omicron variant. Even so, several countries introduced restrictions on travel and hospitality, among other sectors, in an effort to reduce the spread. In the U.S., data indicated a stable economy overall, with robust corporate earnings. Consumer spending potential looked strong heading into 2022 on elevated household savings and the lowest household debt ratio since 1973. U.S. corporate and high-yield bonds had monthly gains while Treasuries declined. Bonds were strongly affected by the projection of three 25-basis-point (bp; 100 bps equal 1.00%) policy rate hikes in 2022 by senior Federal Open Market Committee members, up from previous projections of just one hike.
In January 2022, the main focus was on potential U.S. interest rate hikes and the Russia-Ukraine conflict. The Fed hinted that a March interest rate hike was likely. Meanwhile, Russia threatened a potential invasion of Ukraine, which could disrupt Russia’s massive energy supplies and drive demand from non-Russian oil-producing countries. Elsewhere overseas, Europe saw food and energy prices spike, leading to rising inflation. Within fixed income, corporate bonds struggled in January, underperforming government bonds, as investors focused on continued elevated inflation and ongoing uncertainty over the U.S. monetary path.
The Russian invasion of Ukraine dominated the financial world in February and March. Equity, bond, and commodities markets were shaken by fear, uncertainty, and an upending of demand-supply dynamics. Major global stock indexes were down in February, along with global bonds overall, with ongoing high levels of volatility in March along with mixed results that favored U.S. large-cap stocks. Prices of commodities spiked, including crude oil, natural gas, wheat, and precious metals, on elevated concerns of supply shortages. All of this fed already-high inflation concerns and added to expectations of more aggressive central bank interest rate hikes. Sweeping sanctions against Russia and corporate pullouts contributed to market volatility. Despite the geopolitical turmoil, the U.S. economic outlook remained largely unchanged, with a healthy job market and signs of economic resilience accompanying higher prices.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Information on transaction closing.
On November 1, 2021, GTCR LLC and Reverence Capital Partners, L.P. announced the beginning of Allspring Global Investments™ with the close of the transaction to acquire Wells Fargo Funds Management, LLC; Wells Capital Management LLC; Galliard Capital Management LLC.; Wells Fargo Asset Management (International) Ltd.; Wells Fargo Asset Management Luxembourg S.A.; and Wells Fargo Funds Distributor, LLC, as well as Wells Fargo Bank, N.A.’s business of acting as trustee to its collective investment trusts and all related Wells Fargo Asset Management legal entities. The transaction closed on November 1, 2021, forming Allspring Global Investments, a privately held asset management firm with $451 billion in AUM1 as of March 31, 2022.
“ The Russian invasion of Ukraine dominated the financial world in February and March. Equity, bond, and commodities markets were shaken by fear, uncertainty, and an upending of demand-supply dynamics.”

[1]	Figures are as of March 31, 2022, unless otherwise noted. Please note that the assets under management figures provided have been adjusted to eliminate any duplication of reporting among assets directed by multiple investment teams and includes $91.2B from Galliard Capital Management ($74.7B stable value; $16.5B fixed income), an investment advisor that is not part of the Allspring trade name/GIPS firm.

Allspring Index Asset Allocation Fund  |  3

Letter to shareholders (unaudited)
For further information about your Fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
Allspring Global Investments™ is a leading independent asset management firm with a full breadth of investment capabilities across diverse asset classes, serving the needs of its institutional and wealth management clients around the world. Allspring operates across 18 offices globally supported by more than 480 investment professionals. Allspring and its investment teams provide a broad range of differentiated investment products and solutions to help its diverse range of clients meet their investment objectives.
As part of this transition, all mutual funds within the Wells Fargo Funds family were rebranded as Allspring Funds. Each individual fund had “Wells Fargo” removed from its fund name and replaced with “Allspring.” The fund name changes went into effect on December 6, 2021.
Allspring Global Investments™ is the trade name for the asset management firm of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds
Notice to Shareholders
Russia launched a large-scale invasion of Ukraine on February 24, 2022. As a result of this military action, the United States and many other countries have instituted various economic sanctions against Russian and Belarus individuals and entities. The situation has led to increased financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities, such as oil and natural gas. The extent and duration of the military action, resulting sanctions imposed, other punitive action taken and the resulting market disruptions cannot be easily predicted.
Our solidarity and support goes out to our impacted employees and the people affected in Ukraine and their families. Allspring has a dedicated team of investment professionals actively monitoring the situation for any new developments and the potential impact to our clients and investment products. As the situation remains fluid, we are focused on the assessment of risks, valuation, and liquidity of impacted securities. Please visit our website at allspringglobal.com and click on “Russia-Ukraine Portfolio Impacts” for further information.

4  |  Allspring Index Asset Allocation Fund

This page is intentionally left blank.

Performance highlights (unaudited)
Investment objective	The Fund seeks long-term total return, consisting of capital appreciation and current income.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Kandarp R. Acharya, CFA®‡, FRM, Petros N. Bocray, CFA®‡, FRM, Travis Keshemberg, CFA®‡CIPM, FRM#

Average annual total returns (%) as of March 31, 2022
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (SFAAX)	11-13-1986	0.89	8.60	9.51	7.06	9.90	10.16	1.09	1.08
Class C (WFALX)	4-1-1998	5.23	9.07	9.33	6.23	9.07	9.33	1.84	1.83
Administrator Class (WFAIX)	11-8-1999	–	–	–	7.25	10.09	10.38	1.01	0.90
Institutional Class (WFATX)[3]	10-31-2016	–	–	–	7.41	10.26	10.47	0.76	0.75
Index Asset Allocation Blended Index[4]	–	–	–	–	7.73	10.49	10.39	–	–
Bloomberg U.S. Treasury Index[5]	–	–	–	–	-3.67	1.76	1.68	–	–
S&P 500 Index[6]	–	–	–	–	15.65	15.99	14.64	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through January 31, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.08% for Class A, 1.83% for Class C, 0.90% for Administrator Class, and 0.75% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns for the Institutional Class shares would be higher.
[4]	Source: Allspring Funds Management, LLC. Index Asset Allocation Blended Index is composed 60% of the S&P 500 Index and 40% of the Bloomberg U.S. Treasury Index. Prior to April 1, 2015, the Index Asset Allocation Blended Index was composed 60% of the S&P 500 Index and 40% of the Bloomberg U.S. Treasury 20+ Year Index. You cannot invest directly in an index.
[5]	The Bloomberg U.S. Treasury Index is an unmanaged index of prices of U.S. Treasury bonds with maturities of 1 to 30 years. You cannot invest directly in an index.
[6]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.
#	Mr. Keshemberg became a portfolio manager of the Fund on March 24, 2022.

6  |  Allspring Index Asset Allocation Fund

Performance highlights (unaudited)
Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund’s prospectus for additional information on these and other risks.

Allspring Index Asset Allocation Fund  |  7

Performance highlights (unaudited)
Ten largest holdings (%) as of March 31, 2022[1]
Apple Incorporated	4.22
Microsoft Corporation	3.61
Amazon.com Incorporated	2.22
Tesla Motors Incorporated	1.40
Alphabet Incorporated Class A	1.30
Alphabet Incorporated Class C	1.21
NVIDIA Corporation	1.05
Berkshire Hathaway Incorporated Class B	1.01
Meta Platforms Incorporated Class A	0.80
UnitedHealth Group Incorporated	0.75
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.
Allocation (%) as of March 31, 2022
	Neutral allocation	Effective allocation[1]
Bonds	40	40
Stocks	60	63
Effective Cash	0	(3)
[1]	Effective allocation reflects the effect of the tactical futures overlay that may be in place. Effective cash, if any, represents the net offset to such future positions. Effective allocations are subject to change and may have changed since the date specified.

8  |  Allspring Index Asset Allocation Fund

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2021 to March 31, 2022.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 10-1-2021	Ending account value 3-31-2022	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,009.14	$5.41	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.55	$5.44	1.08%
Class C
Actual	$1,000.00	$1,005.29	$9.15	1.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.81	$9.20	1.83%
Administrator Class
Actual	$1,000.00	$1,010.10	$4.51	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.44	$4.53	0.90%
Institutional Class
Actual	$1,000.00	$1,010.78	$3.76	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.19	$3.78	0.75%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 182 divided by 365 (to reflect the one-half-year period).

Allspring Index Asset Allocation Fund  |  9

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities: 0.00%
FNMA Series 2002-T1 Class A4	9.50%	11-25-2031	$ 22,759	$ 26,134
Total Agency securities (Cost $22,759)				26,134

	Shares
Common stocks: 59.73%
Communication services: 5.59%
Diversified telecommunication services: 0.62%
AT&T Incorporated	185,553	4,384,617
Lumen Technologies Incorporated	23,794	268,158
Verizon Communications Incorporated	109,087	5,556,892
		10,209,667
Entertainment: 0.85%
Activision Blizzard Incorporated	20,142	1,613,576
Electronic Arts Incorporated	7,265	919,095
Live Nation Entertainment Incorporated †	3,485	409,975
Netflix Incorporated †	11,406	4,272,574
Take-Two Interactive Software Incorporated †	2,960	455,070
The Walt Disney Company †	46,911	6,434,313
		14,104,603
Interactive media & services: 3.41%
Alphabet Incorporated Class A †	7,776	21,627,778
Alphabet Incorporated Class C †	7,185	20,067,633
Match Group Incorporated †	7,345	798,695
Meta Platforms Incorporated Class A †	59,508	13,232,199
Twitter Incorporated †	20,577	796,124
		56,522,429
Media: 0.59%
Charter Communications Incorporated Class A †	3,090	1,685,657
Comcast Corporation Class A	117,143	5,484,635
Discovery Incorporated Class A †«	4,342	108,203
Discovery Incorporated Class C †	7,771	194,042
DISH Network Corporation Class A †	6,445	203,984
Fox Corporation Class A	8,141	321,162
Fox Corporation Class B	3,760	136,413
Interpublic Group of Companies Incorporated	10,133	359,215
News Corporation Class A	10,087	223,427
News Corporation Class B	3,126	70,398
Omnicom Group Incorporated	5,392	457,673
ViacomCBS Incorporated Class B	15,634	591,122
		9,835,931
Wireless telecommunication services: 0.12%
T-Mobile US Incorporated †	15,221	1,953,615
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Index Asset Allocation Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Shares	Value
Consumer discretionary: 7.16%
Auto components: 0.06%
Aptiv plc †	6,962	$ 833,421
BorgWarner Incorporated	6,204	241,336
		1,074,757
Automobiles: 1.60%
Ford Motor Company	100,892	1,706,084
General Motors Company †	37,366	1,634,389
Tesla Motors Incorporated †	21,570	23,243,832
		26,584,305
Distributors: 0.07%
Genuine Parts Company	3,686	464,510
LKQ Corporation	6,940	315,145
Pool Corporation	1,039	439,341
		1,218,996
Hotels, restaurants & leisure: 1.13%
Booking Holdings Incorporated †	1,061	2,491,705
Caesars Entertainment Incorporated †	5,491	424,784
Carnival Corporation †	20,858	421,749
Chipotle Mexican Grill Incorporated †	731	1,156,464
Darden Restaurants Incorporated	3,294	437,937
Domino's Pizza Incorporated	939	382,182
Expedia Group Incorporated †	3,877	758,613
Hilton Worldwide Holdings Incorporated †	7,194	1,091,618
Las Vegas Sands Corporation †	8,877	345,049
Marriott International Incorporated Class A †	7,072	1,242,904
McDonald's Corporation	19,340	4,782,395
MGM Resorts International	9,752	408,999
Norwegian Cruise Line Holdings Limited †	10,802	236,348
Penn National Gaming Incorporated †	4,282	181,642
Royal Caribbean Cruises Limited †	5,824	487,935
Starbucks Corporation	29,766	2,707,813
Wynn Resorts Limited †	2,720	216,893
Yum! Brands Incorporated	7,454	883,523
		18,658,553
Household durables: 0.18%
D.R. Horton Incorporated	8,299	618,358
Garmin Limited	3,929	466,019
Lennar Corporation Class A	6,714	544,975
Mohawk Industries Incorporated †	1,405	174,501
Newell Rubbermaid Incorporated	9,807	209,968
NVR Incorporated †	85	379,718
PulteGroup Incorporated	6,412	268,663
Whirlpool Corporation	1,513	261,416
		2,923,618
Internet & direct marketing retail: 2.30%
Amazon.com Incorporated †	11,289	36,801,576
eBay Incorporated	16,121	923,088
Etsy Incorporated †	3,221	400,306
		38,124,970
The accompanying notes are an integral part of these financial statements.

Allspring Index Asset Allocation Fund  |  11

Portfolio of investments—March 31, 2022 (unaudited)

	Shares	Value
Leisure products: 0.02%
Hasbro Incorporated	3,338	$ 273,449
Multiline retail: 0.30%
Dollar General Corporation	5,983	1,331,995
Dollar Tree Incorporated †	5,831	933,835
Target Corporation	12,388	2,628,981
		4,894,811
Specialty retail: 1.16%
Advance Auto Parts Incorporated	1,609	332,999
AutoZone Incorporated †	533	1,089,761
Bath & Body Works Incorporated	6,583	314,667
Best Buy Company Incorporated	5,540	503,586
CarMax Incorporated †	4,171	402,418
Lowe's Companies Incorporated	17,245	3,486,767
O'Reilly Automotive Incorporated †	1,741	1,192,515
Ross Stores Incorporated	9,070	820,472
The Home Depot Incorporated	26,919	8,057,664
The TJX Companies Incorporated	30,614	1,854,596
Tractor Supply Company	2,951	688,675
Ulta Beauty Incorporated †	1,401	557,906
		19,302,026
Textiles, apparel & luxury goods: 0.34%
Nike Incorporated Class B	32,990	4,439,134
PVH Corporation	1,799	137,821
Ralph Lauren Corporation	1,194	135,447
Tapestry Incorporated	6,788	252,174
Under Armour Incorporated Class A †	4,866	82,819
Under Armour Incorporated Class C †	5,576	86,763
VF Corporation	8,317	472,905
		5,607,063
Consumer staples: 3.64%
Beverages: 0.88%
Brown-Forman Corporation Class B	4,738	317,541
Constellation Brands Incorporated Class A	4,266	982,545
Molson Coors Brewing Company Class B	4,887	260,868
Monster Beverage Corporation †	9,700	775,030
PepsiCo Incorporated	35,862	6,002,582
The Coca-Cola Company	101,021	6,263,302
		14,601,868
Food & staples retailing: 0.90%
Costco Wholesale Corporation	11,494	6,618,820
Sysco Corporation	13,112	1,070,595
The Kroger Company	17,335	994,509
Walgreens Boots Alliance Incorporated	18,476	827,171
Walmart Incorporated	36,767	5,475,342
		14,986,437
Food products: 0.58%
Archer Daniels Midland Company	14,536	1,312,019
Campbell Soup Company	5,236	233,369
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Index Asset Allocation Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Shares	Value
Food products (continued)
ConAgra Foods Incorporated	12,477	$ 418,853
General Mills Incorporated	15,669	1,061,105
Hormel Foods Corporation	7,339	378,252
Kellogg Company	6,641	428,278
Lamb Weston Holdings Incorporated	3,772	225,981
McCormick & Company Incorporated	6,521	650,796
Mondelez International Incorporated Class A	36,042	2,262,717
The Hershey Company	3,778	818,428
The J.M. Smucker Company	2,815	381,179
The Kraft Heinz Company	18,438	726,273
Tyson Foods Incorporated Class A	7,580	679,395
		9,576,645
Household products: 0.80%
Church & Dwight Company Incorporated	6,290	625,100
Colgate-Palmolive Company	21,897	1,660,450
Kimberly-Clark Corporation	8,730	1,075,187
The Clorox Company	3,190	443,506
The Procter & Gamble Company	62,363	9,529,066
		13,333,309
Personal products: 0.10%
The Estee Lauder Companies Incorporated Class A	6,007	1,635,826
Tobacco: 0.38%
Altria Group Incorporated	47,369	2,475,030
Philip Morris International Incorporated	40,271	3,783,058
		6,258,088
Energy: 2.32%
Energy equipment & services: 0.20%
Baker Hughes Incorporated	23,536	856,946
Halliburton Company	23,393	885,893
Schlumberger Limited	36,114	1,491,869
		3,234,708
Oil, gas & consumable fuels: 2.12%
APA Corporation	9,394	388,254
Cabot Oil & Gas Corporation	20,902	563,727
Chevron Corporation	50,026	8,145,734
ConocoPhillips	33,691	3,369,100
Devon Energy Corporation	16,254	961,099
Diamondback Energy Incorporated	4,389	601,644
EOG Resources Incorporated	15,113	1,801,923
Exxon Mobil Corporation	109,921	9,078,375
Hess Corporation	7,133	763,516
Kinder Morgan Incorporated	50,744	959,569
Marathon Oil Corporation	20,195	507,096
Marathon Petroleum Corporation	15,038	1,285,749
Occidental Petroleum Corporation	22,730	1,289,700
ONEOK Incorporated	11,554	816,059
Phillips 66	12,234	1,056,895
Pioneer Natural Resources Company	5,890	1,472,677
The accompanying notes are an integral part of these financial statements.

Allspring Index Asset Allocation Fund  |  13

Portfolio of investments—March 31, 2022 (unaudited)

	Shares	Value
Oil, gas & consumable fuels (continued)
The Williams Companies Incorporated	31,552	$ 1,054,152
Valero Energy Corporation	10,617	1,078,050
		35,193,319
Financials: 6.64%
Banks: 2.27%
Bank of America Corporation	183,473	7,562,757
Citigroup Incorporated	51,161	2,731,997
Citizens Financial Group Incorporated	10,944	496,092
Comerica Incorporated	3,374	305,111
Fifth Third Bancorp	17,600	757,504
First Republic Bank	4,638	751,820
Huntington Bancshares Incorporated	36,992	540,823
JPMorgan Chase & Company	76,400	10,414,848
KeyCorp	23,955	536,113
M&T Bank Corporation	3,321	562,910
People's United Financial Incorporated	11,040	220,690
PNC Financial Services Group Incorporated	10,869	2,004,787
Regions Financial Corporation	24,360	542,254
Signature Bank	1,602	470,171
SVB Financial Group †	1,505	841,972
Truist Financial Corporation	34,420	1,951,614
US Bancorp	34,801	1,849,673
Wells Fargo & Company	99,996	4,845,806
Zions Bancorporation	3,920	256,995
		37,643,937
Capital markets: 1.77%
Ameriprise Financial Incorporated	2,867	861,132
Bank of New York Mellon Corporation	19,134	949,620
BlackRock Incorporated	3,689	2,819,023
Cboe Global Markets Incorporated	2,762	316,028
CME Group Incorporated	9,289	2,209,482
FactSet Research Systems Incorporated	978	424,599
Franklin Resources Incorporated	7,240	202,141
Intercontinental Exchange Incorporated	14,568	1,924,724
Invesco Limited	8,855	204,196
MarketAxess Holdings Incorporated	979	333,056
Moody's Corporation	4,180	1,410,374
Morgan Stanley	36,621	3,200,675
MSCI Incorporated	2,104	1,058,060
Northern Trust Corporation	5,393	628,015
Raymond James Financial Incorporated	4,848	532,844
S&P Global Incorporated	9,182	3,766,273
State Street Corporation	9,503	827,901
T. Rowe Price Group Incorporated	5,901	892,172
The Charles Schwab Corporation	38,702	3,262,966
The Goldman Sachs Group Incorporated	8,765	2,893,327
The NASDAQ Incorporated	3,031	540,124
		29,256,732
Consumer finance: 0.34%
American Express Company	15,921	2,977,227
Capital One Financial Corporation	10,656	1,399,026
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Index Asset Allocation Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Shares	Value
Consumer finance (continued)
Discover Financial Services	7,444	$ 820,254
Synchrony Financial	13,371	465,445
		5,661,952
Diversified financial services: 1.01%
Berkshire Hathaway Incorporated Class B †	47,651	16,816,514
Insurance: 1.25%
AFLAC Incorporated	15,554	1,001,522
American International Group Incorporated	21,500	1,349,555
Aon plc Class A	5,572	1,814,410
Arthur J. Gallagher & Company	5,408	944,237
Assurant Incorporated	1,473	267,836
Brown & Brown Incorporated	6,089	440,052
Chubb Limited	11,177	2,390,760
Cincinnati Financial Corporation	3,891	529,020
Everest Reinsurance Group Limited	1,018	306,805
Globe Life Incorporated	2,403	241,742
Lincoln National Corporation	4,303	281,244
Loews Corporation	5,078	329,156
Marsh & McLennan Companies Incorporated	13,114	2,234,888
MetLife Incorporated	18,166	1,276,706
Principal Financial Group Incorporated	6,288	461,602
Progressive Corporation	15,197	1,732,306
Prudential Financial Incorporated	9,780	1,155,703
The Allstate Corporation	7,265	1,006,275
The Hartford Financial Services Group Incorporated	8,670	622,593
The Travelers Companies Incorporated	6,263	1,144,438
W.R. Berkley Corporation	5,436	361,983
Willis Towers Watson plc	3,156	745,510
		20,638,343
Health care: 8.15%
Biotechnology: 1.16%
AbbVie Incorporated	45,824	7,428,529
Amgen Incorporated	14,553	3,519,206
Biogen Incorporated †	3,784	796,910
Gilead Sciences Incorporated	32,329	1,921,959
Incyte Corporation †	4,864	386,299
Moderna Incorporated †	8,949	1,541,555
Regeneron Pharmaceuticals Incorporated †	2,747	1,918,560
Vertex Pharmaceuticals Incorporated †	6,568	1,714,051
		19,227,069
Health care equipment & supplies: 1.73%
Abbott Laboratories	45,837	5,425,267
ABIOMED Incorporated †	1,177	389,869
Align Technology Incorporated †	1,895	826,220
Baxter International Incorporated	12,971	1,005,771
Becton Dickinson & Company	7,379	1,962,814
Boston Scientific Corporation †	36,878	1,633,327
Dentsply Sirona Incorporated	5,659	278,536
DexCom Incorporated †	2,512	1,285,139
Edwards Lifesciences Corporation †	16,107	1,896,116
Hologic Incorporated †	6,498	499,176
The accompanying notes are an integral part of these financial statements.

Allspring Index Asset Allocation Fund  |  15

Portfolio of investments—March 31, 2022 (unaudited)

	Shares	Value
Health care equipment & supplies (continued)
IDEXX Laboratories Incorporated †	2,196	$ 1,201,344
Intuitive Surgical Incorporated †	9,265	2,795,065
Medtronic plc	34,722	3,852,406
ResMed Incorporated	3,790	919,113
STERIS plc	2,590	626,184
Stryker Corporation	8,683	2,321,400
Teleflex Incorporated	1,212	430,054
The Cooper Companies Incorporated	1,279	534,098
Zimmer Biomet Holdings Incorporated	5,411	692,067
		28,573,966
Health care providers & services: 1.80%
AmerisourceBergen Corporation	3,903	603,833
Anthem Incorporated	6,319	3,104,019
Cardinal Health Incorporated	7,168	406,426
Centene Corporation †	15,141	1,274,721
Cigna Corporation	8,378	2,007,453
CVS Health Corporation	33,987	3,439,824
DaVita HealthCare Partners Incorporated †	1,593	180,184
HCA Healthcare Incorporated	6,168	1,545,824
Henry Schein Incorporated †	3,587	312,751
Humana Incorporated	3,338	1,452,597
Laboratory Corporation of America Holdings †	2,408	634,893
McKesson Corporation	3,880	1,187,784
Molina Healthcare Incorporated †	1,510	503,721
Quest Diagnostics Incorporated	3,077	421,118
UnitedHealth Group Incorporated	24,462	12,474,886
Universal Health Services Incorporated Class B	1,888	273,666
		29,823,700
Health care technology: 0.04%
Cerner Corporation	7,616	712,553
Life sciences tools & services: 1.10%
Agilent Technologies Incorporated	7,751	1,025,690
Bio-Rad Laboratories Incorporated Class A †	559	314,846
Bio-Techne Corporation	1,018	440,835
Charles River Laboratories International Incorporated †	1,305	370,581
Danaher Corporation	16,526	4,847,572
Illumina Incorporated †	4,034	1,409,480
IQVIA Holdings Incorporated †	4,930	1,139,865
Mettler-Toledo International Incorporated †	595	817,048
PerkinElmer Incorporated	3,268	570,135
Thermo Fisher Scientific Incorporated	10,209	6,029,946
Waters Corporation †	1,578	489,795
West Pharmaceutical Services Incorporated	1,930	792,670
		18,248,463
Pharmaceuticals: 2.32%
Bristol-Myers Squibb Company	56,471	4,124,077
Catalent Incorporated †	4,629	513,356
Eli Lilly & Company	20,566	5,889,485
Johnson & Johnson	68,301	12,104,986
Merck & Company Incorporated	65,499	5,374,193
Organon & Company	6,582	229,909
Pfizer Incorporated	144,948	7,503,958
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Index Asset Allocation Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Shares	Value
Pharmaceuticals (continued)
Viatris Incorporated	31,033	$ 337,639
Zoetis Incorporated	12,253	2,310,793
		38,388,396
Industrials: 4.70%
Aerospace & defense: 0.94%
General Dynamics Corporation	5,976	1,441,292
Howmet Aerospace Incorporated	9,814	352,715
Huntington Ingalls Industries Incorporated	1,037	206,819
L3Harris Technologies Incorporated	5,082	1,262,725
Lockheed Martin Corporation	6,297	2,779,496
Northrop Grumman Corporation	3,804	1,701,225
Raytheon Technologies Corporation	38,677	3,831,730
Textron Incorporated	5,704	424,264
The Boeing Company †	14,216	2,722,364
TransDigm Group Incorporated †	1,357	884,140
		15,606,770
Air freight & logistics: 0.38%
C.H. Robinson Worldwide Incorporated	3,369	362,875
Expeditors International of Washington Incorporated	4,390	452,872
FedEx Corporation	6,295	1,456,600
United Parcel Service Incorporated Class B	18,891	4,051,364
		6,323,711
Airlines: 0.13%
Alaska Air Group Incorporated †	3,253	188,707
American Airlines Group Incorporated †	16,744	305,578
Delta Air Lines Incorporated †	16,579	656,031
Southwest Airlines Company †	15,384	704,587
United Airlines Holdings Incorporated †	8,395	389,192
		2,244,095
Building products: 0.25%
A.O. Smith Corporation	3,395	216,907
Allegion plc	2,316	254,250
Carrier Global Corporation	22,103	1,013,865
Fortune Brands Home & Security Incorporated	3,495	259,609
Johnson Controls International plc	18,162	1,190,882
Masco Corporation	6,172	314,772
Trane Technologies plc	6,045	923,072
		4,173,357
Commercial services & supplies: 0.25%
Cintas Corporation	2,279	969,464
Copart Incorporated †	5,488	688,579
Republic Services Incorporated	5,418	717,885
Rollins Incorporated	5,881	206,129
Waste Management Incorporated	9,989	1,583,257
		4,165,314
Construction & engineering: 0.03%
Quanta Services Incorporated	3,672	483,272
The accompanying notes are an integral part of these financial statements.

Allspring Index Asset Allocation Fund  |  17

Portfolio of investments—March 31, 2022 (unaudited)

	Shares	Value
Electrical equipment: 0.31%
AMETEK Incorporated	5,980	$ 796,416
Eaton Corporation plc	10,297	1,562,673
Emerson Electric Company	15,356	1,505,656
Generac Holdings Incorporated †	1,619	481,264
Rockwell Automation Incorporated	3,004	841,210
		5,187,219
Industrial conglomerates: 0.58%
3M Company	14,741	2,194,640
General Electric Company	28,455	2,603,633
Honeywell International Incorporated	17,723	3,448,541
Roper Technologies Incorporated	2,731	1,289,660
		9,536,474
Machinery: 0.93%
Caterpillar Incorporated	14,032	3,126,610
Cummins Incorporated	3,684	755,625
Deere & Company	7,226	3,002,114
Dover Corporation	3,714	582,727
Fortive Corporation	9,237	562,810
IDEX Corporation	1,967	377,133
Illinois Tool Works Incorporated	7,383	1,546,000
Ingersoll Rand Incorporated	10,568	532,099
Nordson Corporation	1,398	317,458
Otis Worldwide Corporation	10,968	843,988
PACCAR Incorporated	8,981	790,957
Parker-Hannifin Corporation	3,309	938,962
Pentair plc	4,279	231,965
Snap-on Incorporated	1,376	282,740
Stanley Black & Decker Incorporated	4,190	585,720
Wabtec Corporation	4,835	464,982
Xylem Incorporated	4,657	397,056
		15,338,946
Professional services: 0.19%
Equifax Incorporated	3,152	747,339
Jacobs Engineering Group Incorporated	3,344	460,837
Leidos Holdings Incorporated	3,636	392,761
Nielsen Holdings plc	9,293	253,141
Robert Half International Incorporated	2,830	323,129
Verisk Analytics Incorporated	4,178	896,724
		3,073,931
Road & rail: 0.58%
CSX Corporation	57,500	2,153,375
J.B. Hunt Transport Services Incorporated	2,165	434,710
Norfolk Southern Corporation	6,218	1,773,498
Old Dominion Freight Line Incorporated	2,405	718,325
Union Pacific Corporation	16,536	4,517,801
		9,597,709
Trading companies & distributors: 0.13%
Fastenal Company	14,939	887,377
The accompanying notes are an integral part of these financial statements.

18  |  Allspring Index Asset Allocation Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Shares	Value
Trading companies & distributors (continued)
United Rentals Incorporated †	1,869	$ 663,887
W.W. Grainger Incorporated	1,122	578,716
		2,129,980
Information technology: 16.70%
Communications equipment: 0.52%
Arista Networks Incorporated †	5,791	804,833
Cisco Systems Incorporated	108,955	6,075,331
F5 Networks Incorporated †	1,566	327,216
Juniper Networks Incorporated	8,431	313,296
Motorola Solutions Incorporated	4,384	1,061,805
		8,582,481
Electronic equipment, instruments & components: 0.37%
Amphenol Corporation Class A	15,483	1,166,644
CDW Corporation of Delaware	3,504	626,831
Corning Incorporated	19,301	712,400
IPG Photonics Corporation †	913	100,211
Keysight Technologies Incorporated †	4,716	744,987
TE Connectivity Limited	8,357	1,094,600
Teledyne Technologies Incorporated †	1,209	571,410
Trimble Incorporated †	6,492	468,333
Zebra Technologies Corporation Class A †	1,364	564,287
		6,049,703
IT services: 2.54%
Accenture plc Class A	16,352	5,514,385
Akamai Technologies Incorporated †	4,218	503,587
Automatic Data Processing Incorporated	10,902	2,480,641
Broadridge Financial Solutions Incorporated	3,020	470,244
Cognizant Technology Solutions Corporation Class A	13,583	1,217,988
DXC Technology Company †	6,311	205,928
EPAM Systems Incorporated †	1,456	431,864
Fidelity National Information Services Incorporated	15,719	1,578,502
Fiserv Incorporated †	15,370	1,558,518
FleetCor Technologies Incorporated †	2,105	524,271
Gartner Incorporated †	2,127	632,697
Global Payments Incorporated	7,363	1,007,553
International Business Machines Corporation	23,203	3,016,854
Jack Henry & Associates Incorporated	1,887	371,833
MasterCard Incorporated Class A	22,315	7,974,935
Paychex Incorporated	8,415	1,148,395
PayPal Holdings Incorporated †	29,679	3,432,376
VeriSign Incorporated †	2,506	557,485
Visa Incorporated Class A	42,864	9,505,949
		42,134,005
Semiconductors & semiconductor equipment: 3.55%
Advanced Micro Devices Incorporated †	41,161	4,500,544
Analog Devices Incorporated	13,544	2,237,198
Applied Materials Incorporated	22,770	3,001,086
Broadcom Incorporated	10,643	6,701,684
Enphase Energy Incorporated †	3,426	691,298
Intel Corporation	104,684	5,188,139
The accompanying notes are an integral part of these financial statements.

Allspring Index Asset Allocation Fund  |  19

Portfolio of investments—March 31, 2022 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment (continued)
KLA Corporation	3,887	$ 1,422,875
Lam Research Corporation	3,585	1,927,332
Microchip Technology Incorporated	14,292	1,073,901
Micron Technology Incorporated	27,880	2,171,573
Monolithic Power Systems Incorporated	1,110	539,105
NVIDIA Corporation	64,009	17,465,496
NXP Semiconductors NV	6,835	1,265,022
Qorvo Incorporated †	2,783	345,370
Qualcomm Incorporated	28,765	4,395,867
Skyworks Solutions Incorporated	4,223	562,841
Solaredge Technologies Incorporated †	1,329	428,430
Teradyne Incorporated	4,185	494,793
Texas Instruments Incorporated	23,818	4,370,127
		58,782,681
Software: 5.33%
Adobe Incorporated †	12,190	5,554,008
ANSYS Incorporated †	2,246	713,442
Autodesk Incorporated †	5,683	1,218,151
Cadence Design Systems Incorporated †	7,152	1,176,218
Ceridian HCM Holding Incorporated †	3,503	239,465
Citrix Systems Incorporated	3,229	325,806
Fortinet Incorporated †	3,490	1,192,673
Intuit Incorporated	7,304	3,512,055
Microsoft Corporation	194,095	59,841,429
NortonLifeLock Incorporated	15,073	399,736
Oracle Corporation	40,733	3,369,841
Paycom Software Incorporated †	1,240	429,511
PTC Incorporated †	2,714	292,352
Salesforce.com Incorporated †	25,392	5,391,229
ServiceNow Incorporated †	5,151	2,868,540
Synopsys Incorporated †	3,957	1,318,749
Tyler Technologies Incorporated †	1,060	471,583
		88,314,788
Technology hardware, storage & peripherals: 4.39%
Apple Incorporated	400,420	69,917,336
Hewlett Packard Enterprise Company	33,314	556,677
HP Incorporated	27,708	1,005,800
NetApp Incorporated	5,718	474,594
Seagate Technology Holdings plc	5,184	466,042
Western Digital Corporation †	8,025	398,441
		72,818,890
Materials: 1.56%
Chemicals: 1.03%
Air Products & Chemicals Incorporated	5,758	1,438,982
Albemarle Corporation	3,016	666,988
Celanese Corporation Series A	2,790	398,607
CF Industries Holdings Incorporated	5,500	566,830
Corteva Incorporated	18,800	1,080,624
Dow Incorporated	19,027	1,212,400
DuPont de Nemours Incorporated	13,232	973,611
Eastman Chemical Company	3,345	374,841
Ecolab Incorporated	6,465	1,141,460
The accompanying notes are an integral part of these financial statements.

20  |  Allspring Index Asset Allocation Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Shares	Value
Chemicals (continued)
FMC Corporation	3,260	$ 428,918
International Flavors & Fragrances Incorporated	6,568	862,575
Linde plc	13,281	4,242,350
LyondellBasell Industries NV Class A	6,779	697,017
PPG Industries Incorporated	6,151	806,212
The Mosaic Company	9,528	633,612
The Sherwin-Williams Company	6,224	1,553,635
		17,078,662
Construction materials: 0.07%
Martin Marietta Materials Incorporated	1,602	616,594
Vulcan Materials Company	3,425	629,173
		1,245,767
Containers & packaging: 0.18%
Amcor plc	39,220	444,363
Avery Dennison Corporation	2,138	371,948
Ball Corporation	8,413	757,170
International Paper Company	10,008	461,869
Packaging Corporation of America	2,457	383,562
Sealed Air Corporation	3,821	255,854
WestRock Company	6,782	318,957
		2,993,723
Metals & mining: 0.28%
Freeport-McMoRan Incorporated	38,047	1,892,458
Newmont Corporation	20,739	1,647,714
Nucor Corporation	7,027	1,044,564
		4,584,736
Real estate: 1.63%
Equity REITs: 1.58%
Alexandria Real Estate Equities Incorporated	3,770	758,713
American Tower Corporation	11,828	2,971,430
AvalonBay Communities Incorporated	3,619	898,851
Boston Properties Incorporated	3,675	473,340
Crown Castle International Corporation	11,219	2,071,027
Digital Realty Trust Incorporated	7,351	1,042,372
Duke Realty Corporation	9,876	573,401
Equinix Incorporated	2,332	1,729,458
Equity Residential	8,852	795,972
Essex Property Trust Incorporated	1,690	583,861
Extra Space Storage Incorporated	3,457	710,759
Federal Realty Investment Trust	1,833	223,754
Healthpeak Properties Incorporated	13,965	479,418
Host Hotels & Resorts Incorporated	18,438	358,250
Iron Mountain Incorporated	7,528	417,126
Kimco Realty Corporation	15,921	393,249
Mid-America Apartment Communities Incorporated	2,993	626,884
Prologis Incorporated	19,204	3,101,062
Public Storage Incorporated	3,953	1,542,777
Realty Income Corporation	14,636	1,014,275
Regency Centers Corporation	3,995	285,003
SBA Communications Corporation	2,826	972,427
The accompanying notes are an integral part of these financial statements.

Allspring Index Asset Allocation Fund  |  21

Portfolio of investments—March 31, 2022 (unaudited)

	Shares	Value
Equity REITs (continued)
Simon Property Group Incorporated	8,459	$ 1,112,866
UDR Incorporated	7,762	445,306
Ventas Incorporated	10,355	639,525
Vornado Realty Trust	4,099	185,767
Welltower Incorporated	11,286	1,085,036
Weyerhaeuser Company	19,302	731,546
		26,223,455
Real estate management & development: 0.05%
CBRE Group Incorporated Class A †	8,659	792,472
Utilities: 1.64%
Electric utilities: 1.03%
Alliant Energy Corporation	6,508	406,620
American Electric Power Company Incorporated	13,082	1,305,191
Constellation Energy Corporation	8,484	477,225
Duke Energy Corporation	19,968	2,229,627
Edison International	9,856	690,906
Entergy Corporation	5,216	608,968
Evergy Incorporated	5,957	407,101
Eversource Energy	8,927	787,272
Exelon Corporation	25,448	1,212,088
FirstEnergy Corporation	14,806	679,003
NextEra Energy Incorporated	50,891	4,310,977
NRG Energy Incorporated	6,332	242,896
Pinnacle West Capital Corporation	2,925	228,443
PPL Corporation	19,530	557,777
The Southern Company	27,521	1,995,548
Xcel Energy Incorporated	13,994	1,009,947
		17,149,589
Gas utilities: 0.02%
Atmos Energy Corporation	3,523	420,963
Independent power & renewable electricity producers: 0.03%
AES Corporation	17,273	444,434
Multi-utilities: 0.51%
Ameren Corporation	6,702	628,380
CenterPoint Energy Incorporated	16,277	498,727
CMS Energy Corporation	7,527	526,438
Consolidated Edison Incorporated	9,193	870,393
Dominion Energy Incorporated	21,020	1,786,069
DTE Energy Company	5,035	665,677
NiSource Incorporated	10,199	324,328
Public Service Enterprise Group Incorporated	13,134	919,380
Sempra Energy	8,285	1,392,874
WEC Energy Group Incorporated	8,193	817,743
		8,430,009
Water utilities: 0.05%
American Water Works Company Incorporated	4,710	779,646
Total Common stocks (Cost $267,477,721)		989,787,400

The accompanying notes are an integral part of these financial statements.

22  |  Allspring Index Asset Allocation Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturitydate	Principal	Value
Non-agency mortgage-backed securities: 0.00%
Citigroup Mortgage Loan Trust Incorporated Series 2004-HYB4 Class AA (1 Month LIBOR +0.33%) ±	0.79%	12-25-2034	$ 3,836	$ 3,938
Total Non-agency mortgage-backed securities (Cost $3,836)				3,938
U.S. Treasury securities: 36.09%
U.S. Treasury Bond	1.13	5-15-2040	2,251,000	1,773,718
U.S. Treasury Bond	1.13	8-15-2040	2,981,000	2,336,941
U.S. Treasury Bond	1.25	5-15-2050	3,785,000	2,823,078
U.S. Treasury Bond	1.38	11-15-2040	1,746,000	1,427,423
U.S. Treasury Bond	1.38	8-15-2050	4,388,000	3,377,389
U.S. Treasury Bond	1.63	11-15-2050	4,394,000	3,600,677
U.S. Treasury Bond	1.75	8-15-2041	4,938,000	4,279,857
U.S. Treasury Bond	1.88	2-15-2041	4,559,000	4,059,469
U.S. Treasury Bond	1.88	2-15-2051	4,844,000	4,232,634
U.S. Treasury Bond	2.00	2-15-2050	3,135,000	2,823,827
U.S. Treasury Bond	2.25	8-15-2046	1,961,000	1,834,148
U.S. Treasury Bond	2.25	8-15-2049	3,118,000	2,964,780
U.S. Treasury Bond	2.38	11-15-2049	2,096,000	2,050,314
U.S. Treasury Bond	2.50	2-15-2045	2,144,000	2,088,223
U.S. Treasury Bond	2.50	2-15-2046	1,960,000	1,918,963
U.S. Treasury Bond	2.50	5-15-2046	1,949,000	1,909,639
U.S. Treasury Bond	2.75	8-15-2042	1,218,000	1,238,506
U.S. Treasury Bond	2.75	11-15-2042	1,369,000	1,390,284
U.S. Treasury Bond	2.75	8-15-2047	1,864,000	1,931,788
U.S. Treasury Bond	2.75	11-15-2047	1,853,000	1,922,632
U.S. Treasury Bond	2.88	5-15-2043	1,822,000	1,886,197
U.S. Treasury Bond	2.88	8-15-2045	1,430,000	1,490,552
U.S. Treasury Bond	2.88	11-15-2046	1,071,000	1,126,014
U.S. Treasury Bond	2.88	5-15-2049	2,582,000	2,776,659
U.S. Treasury Bond	3.00	5-15-2042	776,000	821,863
U.S. Treasury Bond	3.00	11-15-2044	1,951,000	2,067,450
U.S. Treasury Bond	3.00	5-15-2045	1,115,000	1,184,600
U.S. Treasury Bond	3.00	11-15-2045	834,000	889,448
U.S. Treasury Bond	3.00	2-15-2047	1,889,000	2,032,520
U.S. Treasury Bond	3.00	5-15-2047	1,921,000	2,074,080
U.S. Treasury Bond	3.00	2-15-2048	2,119,000	2,308,634
U.S. Treasury Bond	3.00	8-15-2048	2,099,000	2,291,846
U.S. Treasury Bond	3.00	2-15-2049	2,614,000	2,873,256
U.S. Treasury Bond	3.13	11-15-2041	846,000	912,193
U.S. Treasury Bond	3.13	2-15-2042	919,000	992,089
U.S. Treasury Bond	3.13	2-15-2043	1,334,000	1,435,718
U.S. Treasury Bond	3.13	8-15-2044	1,999,000	2,160,950
U.S. Treasury Bond	3.13	5-15-2048	2,283,000	2,548,934
U.S. Treasury Bond	3.38	5-15-2044	1,432,000	1,607,868
U.S. Treasury Bond	3.38	11-15-2048	2,541,000	2,975,352
U.S. Treasury Bond	3.50	2-15-2039	731,000	837,509
U.S. Treasury Bond	3.63	8-15-2043	1,504,000	1,744,875
U.S. Treasury Bond	3.63	2-15-2044	1,547,000	1,799,113
U.S. Treasury Bond	3.75	8-15-2041	929,000	1,092,228
U.S. Treasury Bond	3.75	11-15-2043	1,660,000	1,963,339
U.S. Treasury Bond	3.88	8-15-2040	946,000	1,129,953
U.S. Treasury Bond	4.25	5-15-2039	681,000	852,766
U.S. Treasury Bond	4.25	11-15-2040	977,000	1,221,021
U.S. Treasury Bond	4.38	2-15-2038	381,000	481,980
U.S. Treasury Bond	4.38	11-15-2039	757,000	962,307
The accompanying notes are an integral part of these financial statements.

Allspring Index Asset Allocation Fund  |  23

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturitydate	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Bond	4.38%	5-15-2040	$ 1,078,000	$ 1,371,587
U.S. Treasury Bond	4.38	5-15-2041	842,000	1,069,965
U.S. Treasury Bond	4.50	2-15-2036	837,000	1,059,099
U.S. Treasury Bond	4.50	5-15-2038	428,000	549,211
U.S. Treasury Bond	4.50	8-15-2039	721,000	930,625
U.S. Treasury Bond	4.63	2-15-2040	730,000	956,471
U.S. Treasury Bond	4.75	2-15-2037	264,000	344,438
U.S. Treasury Bond	4.75	2-15-2041	1,084,000	1,442,525
U.S. Treasury Bond	5.00	5-15-2037	375,000	501,709
U.S. Treasury Bond	5.25	11-15-2028	479,000	561,197
U.S. Treasury Bond	5.25	2-15-2029	349,000	411,111
U.S. Treasury Bond	5.38	2-15-2031	752,000	934,448
U.S. Treasury Bond	5.50	8-15-2028	369,000	435,016
U.S. Treasury Bond	6.13	11-15-2027	525,000	625,119
U.S. Treasury Bond	6.13	8-15-2029	293,000	366,685
U.S. Treasury Bond	6.25	5-15-2030	478,000	614,865
U.S. Treasury Bond	6.38	8-15-2027	224,000	268,100
U.S. Treasury Bond	6.88	8-15-2025	224,000	255,763
U.S. Treasury Note	0.13	4-30-2022	2,499,000	2,498,669
U.S. Treasury Note	0.13	5-31-2022	2,659,000	2,657,839
U.S. Treasury Note	0.13	5-15-2023	2,501,000	2,453,422
U.S. Treasury Note	0.13	7-15-2023	2,396,000	2,338,627
U.S. Treasury Note	0.13	8-15-2023	2,616,000	2,547,228
U.S. Treasury Note	0.13	9-15-2023	2,914,000	2,831,247
U.S. Treasury Note	0.13	10-15-2023	2,974,000	2,882,340
U.S. Treasury Note	0.13	12-15-2023	3,018,000	2,911,427
U.S. Treasury Note	0.13	1-15-2024	3,281,000	3,157,065
U.S. Treasury Note	0.13	2-15-2024	3,940,000	3,783,477
U.S. Treasury Note	0.25	4-15-2023	2,385,000	2,348,387
U.S. Treasury Note	0.25	11-15-2023	3,497,000	3,388,538
U.S. Treasury Note	0.25	3-15-2024	3,929,000	3,774,296
U.S. Treasury Note	0.25	5-15-2024	3,937,000	3,763,065
U.S. Treasury Note	0.25	5-31-2025	2,714,000	2,525,928
U.S. Treasury Note	0.25	6-30-2025	2,925,000	2,717,394
U.S. Treasury Note	0.25	7-31-2025	3,039,000	2,817,485
U.S. Treasury Note	0.25	8-31-2025	3,153,000	2,917,264
U.S. Treasury Note	0.25	9-30-2025	3,464,000	3,199,870
U.S. Treasury Note	0.25	10-31-2025	3,586,000	3,306,264
U.S. Treasury Note	0.38	4-15-2024	3,919,000	3,764,383
U.S. Treasury Note	0.38	4-30-2025	2,591,000	2,426,127
U.S. Treasury Note	0.38	11-30-2025	3,685,000	3,406,898
U.S. Treasury Note	0.38	12-31-2025	3,794,000	3,503,374
U.S. Treasury Note	0.38	1-31-2026	4,058,000	3,738,908
U.S. Treasury Note	0.38	7-31-2027	2,771,000	2,484,483
U.S. Treasury Note	0.38	9-30-2027	3,141,000	2,804,201
U.S. Treasury Note	0.50	3-15-2023	2,052,000	2,029,556
U.S. Treasury Note	0.50	3-31-2025	2,469,000	2,325,972
U.S. Treasury Note	0.50	2-28-2026	4,104,000	3,794,276
U.S. Treasury Note	0.50	4-30-2027	2,015,000	1,827,668
U.S. Treasury Note	0.50	5-31-2027	2,282,000	2,065,210
U.S. Treasury Note	0.50	6-30-2027	2,520,000	2,277,450
U.S. Treasury Note	0.50	8-31-2027	2,918,000	2,628,252
U.S. Treasury Note	0.50	10-31-2027	3,418,000	3,068,456
U.S. Treasury Note	0.63	3-31-2027	1,681,000	1,536,736
U.S. Treasury Note	0.63	11-30-2027	3,631,000	3,278,112
The accompanying notes are an integral part of these financial statements.

24  |  Allspring Index Asset Allocation Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturitydate	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Note	0.63%	12-31-2027	$ 3,852,000	$ 3,472,969
U.S. Treasury Note	0.63	5-15-2030	3,675,000	3,204,284
U.S. Treasury Note	0.63	8-15-2030	4,582,000	3,979,897
U.S. Treasury Note	0.75	3-31-2026	4,059,000	3,785,176
U.S. Treasury Note	0.75	4-30-2026	4,130,000	3,846,708
U.S. Treasury Note	0.75	5-31-2026	4,136,000	3,846,803
U.S. Treasury Note	0.75	1-31-2028	4,214,000	3,822,559
U.S. Treasury Note	0.88	11-15-2030	2,681,000	2,374,046
U.S. Treasury Note	1.13	2-28-2025	2,444,000	2,349,390
U.S. Treasury Note	1.13	2-28-2027	964,000	904,503
U.S. Treasury Note	1.13	2-29-2028	4,178,000	3,874,116
U.S. Treasury Note	1.13	2-15-2031	7,183,000	6,485,744
U.S. Treasury Note	1.25	7-31-2023	1,829,000	1,810,067
U.S. Treasury Note	1.25	8-31-2024	1,400,000	1,360,352
U.S. Treasury Note	1.25	3-31-2028	4,152,000	3,872,713
U.S. Treasury Note	1.25	4-30-2028	4,224,000	3,934,920
U.S. Treasury Note	1.25	5-31-2028	4,167,000	3,879,379
U.S. Treasury Note	1.25	8-15-2031	7,687,000	6,987,954
U.S. Treasury Note	1.38	10-15-2022	2,223,000	2,225,692
U.S. Treasury Note	1.38	2-15-2023	1,589,000	1,586,083
U.S. Treasury Note	1.38	6-30-2023	1,733,000	1,720,544
U.S. Treasury Note	1.38	8-31-2023	1,817,000	1,798,972
U.S. Treasury Note	1.38	9-30-2023	1,778,000	1,758,345
U.S. Treasury Note	1.38	1-31-2025	2,372,000	2,298,987
U.S. Treasury Note	1.38	8-31-2026	1,787,000	1,703,234
U.S. Treasury Note	1.50	8-15-2022	2,254,000	2,259,107
U.S. Treasury Note	1.50	9-15-2022	2,264,000	2,269,395
U.S. Treasury Note	1.50	1-15-2023	2,250,000	2,249,736
U.S. Treasury Note	1.50	2-28-2023	1,635,000	1,632,829
U.S. Treasury Note	1.50	3-31-2023	1,679,000	1,675,065
U.S. Treasury Note	1.50	9-30-2024	2,442,000	2,384,479
U.S. Treasury Note	1.50	10-31-2024	2,391,000	2,332,719
U.S. Treasury Note	1.50	11-30-2024	2,394,000	2,332,093
U.S. Treasury Note	1.50	8-15-2026	3,430,000	3,287,039
U.S. Treasury Note	1.50	1-31-2027	1,873,000	1,789,886
U.S. Treasury Note	1.50	2-15-2030	4,305,000	4,035,938
U.S. Treasury Note	1.63	8-15-2022	1,250,000	1,253,516
U.S. Treasury Note	1.63	8-31-2022	1,827,000	1,831,996
U.S. Treasury Note	1.63	11-15-2022	3,435,000	3,442,246
U.S. Treasury Note	1.63	12-15-2022	2,239,000	2,243,286
U.S. Treasury Note	1.63	4-30-2023	1,711,000	1,707,926
U.S. Treasury Note	1.63	5-31-2023	1,714,000	1,708,510
U.S. Treasury Note	1.63	10-31-2023	1,824,000	1,808,681
U.S. Treasury Note	1.63	2-15-2026	3,342,000	3,230,513
U.S. Treasury Note	1.63	5-15-2026	3,385,000	3,266,128
U.S. Treasury Note	1.63	9-30-2026	1,851,000	1,782,238
U.S. Treasury Note	1.63	10-31-2026	1,800,000	1,732,781
U.S. Treasury Note	1.63	11-30-2026	1,912,000	1,840,300
U.S. Treasury Note	1.63	8-15-2029	2,854,000	2,706,506
U.S. Treasury Note	1.63	5-15-2031	7,512,000	7,072,431
U.S. Treasury Note	1.75	4-30-2022	1,612,000	1,613,947
U.S. Treasury Note	1.75	5-15-2022	1,448,000	1,450,565
U.S. Treasury Note	1.75	5-31-2022	1,819,000	1,823,038
U.S. Treasury Note	1.75	6-15-2022	2,235,000	2,240,588
U.S. Treasury Note	1.75	6-30-2022	1,819,000	1,824,471
The accompanying notes are an integral part of these financial statements.

Allspring Index Asset Allocation Fund  |  25

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturitydate	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Note	1.75%	7-15-2022	$ 2,129,000	$ 2,135,487
U.S. Treasury Note	1.75	9-30-2022	1,771,000	1,777,088
U.S. Treasury Note	1.75	1-31-2023	1,684,000	1,686,894
U.S. Treasury Note	1.75	5-15-2023	3,117,000	3,112,860
U.S. Treasury Note	1.75	6-30-2024	2,424,000	2,388,966
U.S. Treasury Note	1.75	7-31-2024	2,406,000	2,368,406
U.S. Treasury Note	1.75	12-31-2024	2,381,000	2,333,194
U.S. Treasury Note	1.75	12-31-2026	1,893,000	1,831,625
U.S. Treasury Note	1.75	11-15-2029	2,229,000	2,132,700
U.S. Treasury Note	1.88	4-30-2022	1,812,000	1,814,268
U.S. Treasury Note	1.88	5-31-2022	1,795,000	1,799,205
U.S. Treasury Note	1.88	7-31-2022	1,815,000	1,821,594
U.S. Treasury Note	1.88	8-31-2022	1,754,000	1,760,852
U.S. Treasury Note	1.88	9-30-2022	2,248,000	2,257,045
U.S. Treasury Note	1.88	10-31-2022	1,650,000	1,656,316
U.S. Treasury Note	1.88	8-31-2024	1,345,000	1,326,244
U.S. Treasury Note	1.88	6-30-2026	1,825,000	1,778,805
U.S. Treasury Note	1.88	7-31-2026	1,828,000	1,781,158
U.S. Treasury Note	2.00	7-31-2022	1,778,000	1,785,223
U.S. Treasury Note	2.00	10-31-2022	2,238,000	2,248,054
U.S. Treasury Note	2.00	11-30-2022	3,346,000	3,360,639
U.S. Treasury Note	2.00	2-15-2023	3,077,000	3,087,457
U.S. Treasury Note	2.00	4-30-2024	1,930,000	1,915,223
U.S. Treasury Note	2.00	5-31-2024	1,934,000	1,917,682
U.S. Treasury Note	2.00	6-30-2024	1,939,000	1,921,201
U.S. Treasury Note	2.00	2-15-2025	3,537,000	3,487,261
U.S. Treasury Note	2.00	8-15-2025	3,491,000	3,429,226
U.S. Treasury Note	2.00	11-15-2026	3,370,000	3,296,281
U.S. Treasury Note	2.00	8-15-2051	4,900,000	4,420,719
U.S. Treasury Note	2.13	5-15-2022	2,105,000	2,109,610
U.S. Treasury Note	2.13	6-30-2022	1,615,000	1,621,182
U.S. Treasury Note	2.13	12-31-2022	3,385,000	3,402,189
U.S. Treasury Note	2.13	11-30-2023	1,638,000	1,635,697
U.S. Treasury Note	2.13	2-29-2024	1,298,000	1,293,335
U.S. Treasury Note	2.13	3-31-2024	1,961,000	1,952,804
U.S. Treasury Note	2.13	7-31-2024	1,927,000	1,913,300
U.S. Treasury Note	2.13	9-30-2024	1,844,000	1,828,585
U.S. Treasury Note	2.13	11-30-2024	1,852,000	1,833,914
U.S. Treasury Note	2.13	5-15-2025	3,005,000	2,968,377
U.S. Treasury Note	2.13	5-31-2026	1,793,000	1,764,984
U.S. Treasury Note	2.25	4-15-2022	2,204,000	2,205,650
U.S. Treasury Note	2.25	12-31-2023	1,247,000	1,246,805
U.S. Treasury Note	2.25	1-31-2024	1,334,000	1,332,593
U.S. Treasury Note	2.25	4-30-2024	2,418,000	2,411,577
U.S. Treasury Note	2.25	10-31-2024	1,882,000	1,870,679
U.S. Treasury Note	2.25	11-15-2024	3,535,000	3,513,044
U.S. Treasury Note	2.25	12-31-2024	1,911,000	1,898,011
U.S. Treasury Note	2.25	11-15-2025	3,473,000	3,437,592
U.S. Treasury Note	2.25	3-31-2026	1,872,000	1,852,329
U.S. Treasury Note	2.25	2-15-2027	3,350,000	3,314,930
U.S. Treasury Note	2.25	8-15-2027	3,338,000	3,302,012
U.S. Treasury Note	2.25	11-15-2027	3,248,000	3,210,572
U.S. Treasury Note	2.25	5-15-2041	4,397,000	4,150,871
U.S. Treasury Note	2.38	1-31-2023	2,325,000	2,340,984
U.S. Treasury Note	2.38	2-29-2024	1,671,000	1,672,828
The accompanying notes are an integral part of these financial statements.

26  |  Allspring Index Asset Allocation Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturitydate	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Note	2.38%	8-15-2024	$ 3,101,000	$ 3,093,853
U.S. Treasury Note	2.38	4-30-2026	1,812,000	1,801,454
U.S. Treasury Note	2.38	5-15-2027	3,375,000	3,360,498
U.S. Treasury Note	2.38	5-15-2029	3,295,000	3,285,475
U.S. Treasury Note	2.38	5-15-2051	4,919,000	4,820,236
U.S. Treasury Note	2.50	3-31-2023	2,278,000	2,295,441
U.S. Treasury Note	2.50	8-15-2023	2,662,000	2,677,286
U.S. Treasury Note	2.50	1-31-2024	1,876,000	1,882,302
U.S. Treasury Note	2.50	5-15-2024	3,424,000	3,431,089
U.S. Treasury Note	2.50	1-31-2025	1,936,000	1,935,546
U.S. Treasury Note	2.50	2-28-2026	1,888,000	1,885,345
U.S. Treasury Note	2.63	2-28-2023	2,359,000	2,379,641
U.S. Treasury Note	2.63	6-30-2023	2,304,000	2,323,080
U.S. Treasury Note	2.63	12-31-2023	2,404,000	2,419,307
U.S. Treasury Note	2.63	3-31-2025	1,884,000	1,890,035
U.S. Treasury Note	2.63	12-31-2025	1,914,000	1,920,804
U.S. Treasury Note	2.63	1-31-2026	1,869,000	1,876,082
U.S. Treasury Note	2.63	2-15-2029	3,512,000	3,554,254
U.S. Treasury Note	2.75	4-30-2023	2,279,000	2,302,146
U.S. Treasury Note	2.75	5-31-2023	2,334,000	2,356,611
U.S. Treasury Note	2.75	7-31-2023	2,347,000	2,368,728
U.S. Treasury Note	2.75	8-31-2023	2,402,000	2,424,050
U.S. Treasury Note	2.75	11-15-2023	3,078,000	3,103,730
U.S. Treasury Note	2.75	2-15-2024	2,325,000	2,342,801
U.S. Treasury Note	2.75	2-28-2025	1,955,000	1,967,906
U.S. Treasury Note	2.75	6-30-2025	1,959,000	1,972,009
U.S. Treasury Note	2.75	8-31-2025	2,020,000	2,034,519
U.S. Treasury Note	2.75	2-15-2028	4,229,000	4,294,417
U.S. Treasury Note	2.88	9-30-2023	2,444,000	2,471,209
U.S. Treasury Note	2.88	10-31-2023	2,318,000	2,342,719
U.S. Treasury Note	2.88	11-30-2023	2,370,000	2,394,811
U.S. Treasury Note	2.88	4-30-2025	1,884,000	1,903,429
U.S. Treasury Note	2.88	5-31-2025	1,939,000	1,958,844
U.S. Treasury Note	2.88	7-31-2025	1,949,000	1,970,317
U.S. Treasury Note	2.88	11-30-2025	1,880,000	1,902,031
U.S. Treasury Note	2.88	5-15-2028	4,397,000	4,499,539
U.S. Treasury Note	2.88	8-15-2028	4,422,000	4,530,995
U.S. Treasury Note	3.00	9-30-2025	1,994,000	2,024,767
U.S. Treasury Note	3.00	10-31-2025	1,814,000	1,842,556
U.S. Treasury Note	3.13	11-15-2028	3,621,000	3,770,225
U.S. Treasury Note	6.00	2-15-2026	445,000	502,798
U.S. Treasury Note	6.25	8-15-2023	378,000	399,381
U.S. Treasury Note	6.50	11-15-2026	296,000	347,650
U.S. Treasury Note	6.63	2-15-2027	215,000	255,514
U.S. Treasury Note	6.75	8-15-2026	221,000	259,718
U.S. Treasury Note	7.13	2-15-2023	260,000	272,309
U.S. Treasury Note	7.25	8-15-2022	261,000	267,321
U.S. Treasury Note	7.50	11-15-2024	240,000	270,703
U.S. Treasury Note	7.63	11-15-2022	140,000	145,534
U.S. Treasury Note	7.63	2-15-2025	216,000	246,831
Total U.S. Treasury securities (Cost $613,659,987)				598,008,795

The accompanying notes are an integral part of these financial statements.

Allspring Index Asset Allocation Fund  |  27

Portfolio of investments—March 31, 2022 (unaudited)

		Yield	Shares	Value
Short-term investments: 1.73%
Investment companies: 1.73%
Allspring Government Money Market Fund Select Class ♠∞		0.18%	28,588,605	$ 28,588,605
Securities Lending Cash Investments LLC ♠∩∞		0.40	112,875	112,875
Total Short-term investments (Cost $28,701,480)				28,701,480
Total investments in securities (Cost $909,865,783)	97.55%			1,616,527,747
Other assets and liabilities, net	2.45			40,556,318
Total net assets	100.00%			$1,657,084,065

†	Non-income-earning security
±	Variable rate investment. The rate shown is the rate in effect at period end.
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
FNMA	Federal National Mortgage Association
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$37,618,632	$159,825,071	$(168,855,098)	$0	$0	$ 28,588,605	28,588,605	$ 5,977
Securities Lending Cash Investments LLC	114,180	4,699,800	(4,701,105)	0	0	112,875	112,875	100 #
				$0	$0	$28,701,480		$6,077

#	Amount shown represents income before fees and rebates.
The accompanying notes are an integral part of these financial statements.

28  |  Allspring Index Asset Allocation Fund

Portfolio of investments—March 31, 2022 (unaudited)

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	217	6-17-2022	$49,827,176	$49,158,638	$0	$ (668,538)
10-Year U.S. Treasury Notes	283	6-21-2022	35,611,058	34,773,625	0	(837,433)
U.S. Long Term Bonds	55	6-21-2022	8,419,982	8,253,438	0	(166,544)
U.S. Ultra Treasury Bonds	84	6-21-2022	15,131,078	14,878,500	0	(252,578)
2-Year U.S. Treasury Notes	131	6-30-2022	28,014,992	27,761,766	0	(253,226)
5-Year U.S. Treasury Notes	333	6-30-2022	38,809,365	38,190,938	0	(618,427)
					$0	$(2,796,746)
The accompanying notes are an integral part of these financial statements.

Allspring Index Asset Allocation Fund  |  29

Statement of assets and liabilities—March 31, 2022 (unaudited)

Assets
Investments in unaffiliated securities (including $110,510 of securities loaned), at value (cost $881,164,303)	$ 1,587,826,267
Investments in affiliated securities, at value (cost $28,701,480)	28,701,480
Cash at broker segregated for futures contracts	4,539,860
Receivable for investments sold	34,404,020
Receivable for dividends and interest	3,227,965
Receivable for Fund shares sold	1,062,902
Receivable for daily variation margin on open futures contracts	118,818
Receivable for securities lending income, net	77
Prepaid expenses and other assets	352,113
Total assets	1,660,233,502
Liabilities
Payable for Fund shares redeemed	891,359
Management fee payable	778,183
Payable for daily variation margin on open futures contracts	707,963
Shareholder servicing fees payable	308,707
Administration fees payable	257,103
Payable upon receipt of securities loaned	112,875
Distribution fee payable	90,549
Trustees’ fees and expenses payable	2,698
Total liabilities	3,149,437
Total net assets	$1,657,084,065
Net assets consist of
Paid-in capital	$ 943,204,263
Total distributable earnings	713,879,802
Total net assets	$1,657,084,065
Computation of net asset value and offering price per share
Net assets – Class A	$ 986,105,544
Shares outstanding – Class A1	23,677,122
Net asset value per share – Class A	$41.65
Maximum offering price per share – Class A2	$44.19
Net assets – Class C	$ 143,671,170
Shares outstanding – Class C1	5,704,078
Net asset value per share – Class C	$25.19
Net assets – Administrator Class	$ 353,445,892
Shares outstanding – Administrator Class[1]	8,483,129
Net asset value per share – Administrator Class	$41.66
Net assets – Institutional Class	$ 173,861,459
Shares outstanding – Institutional Class[1]	4,176,441
Net asset value per share – Institutional Class	$41.63
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

30  |  Allspring Index Asset Allocation Fund

Statement of operations—six months ended March 31, 2022 (unaudited)

Investment income
Dividends (net of foreign withholdings taxes of $1,513)	$ 7,370,651
Interest	5,448,141
Income from affiliated securities	6,394
Total investment income	12,825,186
Expenses
Management fee	5,077,487
Administration fees
Class A	1,068,979
Class C	157,979
Administrator Class	236,958
Institutional Class	115,236
Shareholder servicing fees
Class A	1,272,594
Class C	187,806
Administrator Class	454,317
Distribution fee
Class C	563,275
Custody and accounting fees	54,638
Professional fees	32,167
Registration fees	62,574
Shareholder report expenses	72,399
Trustees’ fees and expenses	10,682
Other fees and expenses	96,823
Total expenses	9,463,914
Less: Fee waivers and/or expense reimbursements
Fund-level	(156,268)
Class A	(44,319)
Class C	(2)
Administrator Class	(101,748)
Net expenses	9,161,577
Net investment income	3,663,609
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	45,695,374
Futures contracts	(8,154,107)
Net realized gains on investments	37,541,267
Net change in unrealized gains (losses) on
Unaffiliated securities	(28,683,187)
Futures contracts	3,598,412
Net change in unrealized gains (losses) on investments	(25,084,775)
Net realized and unrealized gains (losses) on investments	12,456,492
Net increase in net assets resulting from operations	$ 16,120,101
The accompanying notes are an integral part of these financial statements.

Allspring Index Asset Allocation Fund  |  31

Statement of changes in net assets

	Six months ended March 31, 2022 (unaudited)		Year ended September 30, 2021
Operations
Net investment income		$ 3,663,609		$ 7,442,921
Net realized gains on investments		37,541,267		100,337,318
Net change in unrealized gains (losses) on investments		(25,084,775)		131,049,261
Net increase in net assets resulting from operations		16,120,101		238,829,500
Distributions to shareholders from
Net investment income and net realized gains
Class A		(59,782,610)		(30,498,113)
Class C		(8,330,567)		(4,333,666)
Administrator Class		(21,995,412)		(9,785,404)
Institutional Class		(11,027,618)		(5,192,389)
Total distributions to shareholders		(101,136,207)		(49,809,572)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	441,111	19,118,692	1,352,827	56,159,764
Class C	310,469	8,178,331	953,463	24,071,361
Administrator Class	1,066,459	46,626,761	2,969,596	124,877,966
Institutional Class	859,500	38,005,209	1,035,807	42,907,365
		111,928,993		248,016,456
Reinvestment of distributions
Class A	1,316,663	57,503,104	737,326	29,412,719
Class C	303,625	8,012,673	169,584	4,105,876
Administrator Class	501,573	21,935,299	244,129	9,743,414
Institutional Class	196,741	8,603,924	97,312	3,879,807
		96,055,000		47,141,816
Payment for shares redeemed
Class A	(1,247,229)	(54,194,004)	(2,251,935)	(94,497,079)
Class C	(609,066)	(15,988,394)	(1,550,509)	(39,295,545)
Administrator Class	(1,272,008)	(55,359,418)	(2,277,568)	(96,108,964)
Institutional Class	(660,880)	(28,542,591)	(953,782)	(39,922,465)
		(154,084,407)		(269,824,053)
Net increase in net assets resulting from capital share transactions		53,899,586		25,334,219
Total increase (decrease) in net assets		(31,116,520)		214,354,147
Net assets
Beginning of period		1,688,200,585		1,473,846,438
End of period		$1,657,084,065		$1,688,200,585
The accompanying notes are an integral part of these financial statements.

32  |  Allspring Index Asset Allocation Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Class A	Six months ended March 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$43.74	$38.89	$35.13	$34.63	$31.99	$29.61
Net investment income	0.09	0.19	0.30	0.33	0.27	0.25
Net realized and unrealized gains (losses) on investments	0.43	5.97	4.22	1.46	2.83	2.67
Total from investment operations	0.52	6.16	4.52	1.79	3.10	2.92
Distributions to shareholders from
Net investment income	(0.15)	(0.12)	(0.30)	(0.33)	(0.27)	(0.27)
Net realized gains	(2.46)	(1.19)	(0.46)	(0.96)	(0.19)	(0.27)
Total distributions to shareholders	(2.61)	(1.31)	(0.76)	(1.29)	(0.46)	(0.54)
Net asset value, end of period	$41.65	$43.74	$38.89	$35.13	$34.63	$31.99
Total return[1]	0.94%	16.18%	13.08%	5.54%	9.76%	9.99%
Ratios to average net assets (annualized)
Gross expenses	1.09%	1.09%	1.10%	1.11%	1.08%	1.09%
Net expenses	1.08%	1.08%	1.08%	1.08%	1.07%	1.09%
Net investment income	0.42%	0.46%	0.83%	0.99%	0.80%	0.79%
Supplemental data
Portfolio turnover rate	5%	11%	19%	14%	9%	9%
Net assets, end of period (000s omitted)	$986,106	$1,013,263	$907,134	$834,289	$830,487	$822,769

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Index Asset Allocation Fund  |  33

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Class C	Six months ended March 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$26.46	$23.64	$21.36	$21.07	$19.45	$17.99
Net investment income (loss)	(0.04)	(0.08)	0.01	0.05	0.01	0.01
Net realized and unrealized gains (losses) on investments	0.26	3.63	2.57	0.88	1.73	1.62
Total from investment operations	0.22	3.55	2.58	0.93	1.74	1.63
Distributions to shareholders from
Net investment income	0.00	(0.01)	(0.02)	(0.06)	(0.00) [1]	(0.01)
Net realized gains	(1.49)	(0.72)	(0.28)	(0.58)	(0.12)	(0.16)
Total distributions to shareholders	(1.49)	(0.73)	(0.30)	(0.64)	(0.12)	(0.17)
Net asset value, end of period	$25.19	$26.46	$23.64	$21.36	$21.07	$19.45
Total return[2]	0.57%	15.31%	12.22%	4.75%	8.97%	9.14%
Ratios to average net assets (annualized)
Gross expenses	1.84%	1.84%	1.85%	1.86%	1.83%	1.84%
Net expenses	1.83%	1.83%	1.83%	1.83%	1.82%	1.84%
Net investment income (loss)	(0.33)%	(0.29)%	0.08%	0.24%	0.05%	0.04%
Supplemental data
Portfolio turnover rate	5%	11%	19%	14%	9%	9%
Net assets, end of period (000s omitted)	$143,671	$150,795	$144,828	$144,264	$153,322	$152,820

[1]	Amount is less than $0.005.
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

34  |  Allspring Index Asset Allocation Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Administrator Class	Six months ended March 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$43.80	$38.89	$35.14	$34.64	$31.99	$29.63
Net investment income	0.12	0.26	0.37	0.39	0.32	0.30
Net realized and unrealized gains (losses) on investments	0.44	5.98	4.20	1.46	2.84	2.68
Total from investment operations	0.56	6.24	4.57	1.85	3.16	2.98
Distributions to shareholders from
Net investment income	(0.23)	(0.14)	(0.36)	(0.39)	(0.32)	(0.35)
Net realized gains	(2.47)	(1.19)	(0.46)	(0.96)	(0.19)	(0.27)
Total distributions to shareholders	(2.70)	(1.33)	(0.82)	(1.35)	(0.51)	(0.62)
Net asset value, end of period	$41.66	$43.80	$38.89	$35.14	$34.64	$31.99
Total return[1]	1.01%	16.40%	13.26%	5.73%	9.94%	10.20%
Ratios to average net assets (annualized)
Gross expenses	1.01%	1.01%	1.02%	1.03%	1.00%	0.99%
Net expenses	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment income	0.60%	0.63%	1.01%	1.17%	0.97%	0.96%
Supplemental data
Portfolio turnover rate	5%	11%	19%	14%	9%	9%
Net assets, end of period (000s omitted)	$353,446	$358,573	$281,988	$229,390	$216,611	$268,512

[1]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Index Asset Allocation Fund  |  35

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Institutional Class	Six months ended March 31, 2022 (unaudited)	2021	2020	2019	2018	2017 [1]
Net asset value, beginning of period	$43.79	$38.84	$35.09	$34.59	$31.96	$29.27
Net investment income	0.15	0.33	0.42	0.44	0.39	0.35
Net realized and unrealized gains (losses) on investments	0.45	5.97	4.21	1.46	2.81	3.03
Total from investment operations	0.60	6.30	4.63	1.90	3.20	3.38
Distributions to shareholders from
Net investment income	(0.29)	(0.16)	(0.42)	(0.44)	(0.38)	(0.42)
Net realized gains	(2.47)	(1.19)	(0.46)	(0.96)	(0.19)	(0.27)
Total distributions to shareholders	(2.76)	(1.35)	(0.88)	(1.40)	(0.57)	(0.69)
Net asset value, end of period	$41.63	$43.79	$38.84	$35.09	$34.59	$31.96
Total return[2]	1.10%	16.57%	13.44%	5.89%	10.11%	11.70%
Ratios to average net assets (annualized)
Gross expenses	0.76%	0.76%	0.77%	0.78%	0.75%	0.74%
Net expenses	0.75%	0.75%	0.75%	0.75%	0.74%	0.74%
Net investment income	0.75%	0.79%	1.16%	1.32%	1.13%	1.08%
Supplemental data
Portfolio turnover rate	5%	11%	19%	14%	9%	9%
Net assets, end of period (000s omitted)	$173,861	$165,569	$139,896	$123,504	$110,566	$61,060

[1]	For the period from October 31, 2016 (commencement of class operations) to September 30, 2017
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

36  |  Allspring Index Asset Allocation Fund

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Index Asset Allocation Fund (the "Fund") which is a diversified series of the Trust.
Effective on November 1, 2021, the sale transaction of Wells Fargo Asset Management ("WFAM") by Wells Fargo & Company to GTCR LLC and Reverence Capital Partners, L.P. was closed. In connection with the closing of the transaction, WFAM became known as Allspring Global Investments (“Allspring”) and various entities that provided services to the Fund changed their names to "Allspring", including Allspring Funds Management, LLC, the investment manager to the Fund, Allspring Global Investments, LLC and Allspring Global Investments (UK) Limited, both registered investment advisers providing subadvisory services to certain funds, and Allspring Funds Distributor, LLC, the Fund's principal underwriter. Consummation of the transaction resulted in a new investment management agreement and subadvisory agreement which became effective on November 1, 2021.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of

Allspring Index Asset Allocation Fund  |  37

Notes to financial statements (unaudited)
securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values and is subject to interest rate risk and equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income quarterly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

38  |  Allspring Index Asset Allocation Fund

Notes to financial statements (unaudited)
As of March 31, 2022, the aggregate cost of all investments for federal income tax purposes was $913,473,107 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$742,488,140
Gross unrealized losses	(42,230,246)
Net unrealized gains	$700,257,894
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Allspring Index Asset Allocation Fund  |  39

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$ 0	$ 26,134	$0	$ 26,134
Common stocks
Communication services	92,626,245	0	0	92,626,245
Consumer discretionary	118,662,548	0	0	118,662,548
Consumer staples	60,392,173	0	0	60,392,173
Energy	38,428,027	0	0	38,428,027
Financials	110,017,478	0	0	110,017,478
Health care	134,974,147	0	0	134,974,147
Industrials	77,860,778	0	0	77,860,778
Information technology	276,682,548	0	0	276,682,548
Materials	25,902,888	0	0	25,902,888
Real estate	27,015,927	0	0	27,015,927
Utilities	27,224,641	0	0	27,224,641
Non-agency mortgage-backed securities	0	3,938	0	3,938
U.S. Treasury securities	598,008,795	0	0	598,008,795
Short-term investments
Investment companies	28,701,480	0	0	28,701,480
Total assets	$1,616,497,675	$30,072	$0	$1,616,527,747
Liabilities
Futures contracts	$ 2,796,746	$ 0	$0	$ 2,796,746
Total liabilities	$ 2,796,746	$ 0	$0	$ 2,796,746
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended March 31, 2022, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

40  |  Allspring Index Asset Allocation Fund

Notes to financial statements (unaudited)
Average daily net assets	Management fee
First $500 million	0.650%
Next $500 million	0.600
Next $2 billion	0.550
Next $2 billion	0.525
Next $5 billion	0.490
Over $10 billion	0.480
For the six months ended March 31, 2022, the management fee was equivalent to an annual rate of 0.59% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.15% and declining to 0.10% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.21%
Class C	0.21
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through January 31, 2023 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. As of March 31, 2022, the contractual expense caps are as follows:
Expense ratio caps
Class A	1.08%
Class C	1.83
Administrator Class	0.90
Institutional Class	0.75

Allspring Index Asset Allocation Fund  |  41

Notes to financial statements (unaudited)
Distribution fee
The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate of 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended March 31, 2022, Allspring Funds Distributor received $17,500 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended March 31, 2022.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates, and to certain entities that were affiliates of the Fund until November 1, 2021.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the six months ended March 31, 2022 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$55,082,376	$31,704,213	$53,943,746	$104,149,293
6. SECURITIES LENDING TRANSACTIONS
The Fund lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Fund and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Federal Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Allspring Funds Management and is subadvised by Allspring Investments. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser.
In the event of counterparty default or the failure of a borrower to return a loaned security, the Fund has the right to use the collateral to offset any losses incurred. As of March 31, 2022, the Fund had securities lending transactions with the following counterparties which are subject to offset:
Counterparty	Value of securities on loan	Collateral received[1]	Net amount
BNP Paribas Securities Corporation	$110,510	$(110,510)	$0
1 Collateral received within this table is limited to the collateral for the net transaction with the counterparty.

42  |  Allspring Index Asset Allocation Fund

Notes to financial statements (unaudited)
7. DERIVATIVE TRANSACTIONS
During the six months ended March 31, 2022, the Fund entered into futures contracts to manage the duration of the portfolio and to gain market exposure to certain asset classes by implementing tactical asset allocation shifts. The Fund had an average notional amount of $232,344,902 in long futures contracts and $51,547,305 in short futures contracts during the six months ended March 31, 2022.
The fair value of derivative instruments as of March 31, 2022 by primary risk type was as follows for the Fund:
	Asset derivatives		Liability derivatives
	Statement of Assets and Liabilities location	Fair value	Statement of Assets and Liabilities location	Fair value
Interest rate risk	Unrealized gains on futures contracts	$0*	Unrealized losses on futures contracts	$ 2,128,208*
Equity risk	Unrealized gains on futures contracts	0*	Unrealized losses on futures contracts	668,538*
		$0		$2,796,746
* Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of Investments. For futures contracts, only the current day's variation margin as of March 31, 2022 is reported separately on the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six months ended March 31, 2022 was as follows:
	Amount of net realized gains (losses) on derivatives	Net change in unrealized gains (losses) on derivatives
Equity risk	$ (5,427,585)	$ 4,097,995
Interest rate risk	(2,726,522)	(499,583)
	$(8,154,107)	$3,598,412
8. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight bank funding rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended March 31, 2022, there were no borrowings by the Fund under the agreement.
9. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

Allspring Index Asset Allocation Fund  |  43

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

44  |  Allspring Index Asset Allocation Fund

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 138 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Allspring Index Asset Allocation Fund  |  45

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. McKnight Foundation Consultant, November 2020 to February 2021. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Consultant (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

46  |  Allspring Index Asset Allocation Fund

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President, Chief Executive Officer and Director of Allspring Funds Management, LLC since 2017 and co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, since 2019. Prior thereto, Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014. In addition, Mr. Owen was an Executive Vice President of Wells Fargo & Company from 2014 to 2021.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Kate McKinley (Born 1977)	Chief Legal Officer, since 2021	Chief Legal Officer of Allspring Global Investments since 2021. Prior thereto, held various roles at State Street Global Advisors beginning in 2010, including serving as Senior Vice President and General Counsel from 2019 to 2021, and Chief Operating Officer of the Institutional Client Group from 2016 - 2019. Prior to working at State Street Global Advisors served as Assistant General Counsel for Bank of America Corporation from 2005 to 2010 and as an Associate at WilmerHale from 2002 to 2005.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Index Asset Allocation Fund  |  47

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.
PAR-0522-00046 05-22
SA227/SAR227 03-22

Semi-Annual Report
March 31, 2022
Allspring Global Investment
Grade Credit Fund

The views expressed and any forward-looking statements are as of March 31, 2022, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring Global Investment Grade Credit Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for Allspring Global Investment Grade Credit Fund for the six-month period that ended March 31, 2022.  Global stocks and bonds broadly declined during a challenging period. Despite progress on a global economic recovery from COVID-19, persistently high inflation, concerns regarding anticipated tightening of central bank monetary policy, and turmoil caused by the Russian invasion of Ukraine all led to a retreat from financial market gains made earlier in 2021. Among major indexes, the U.S. large-cap-dominated S&P 500 Index was an exception in escaping a half-year loss.
For the six-month period, U.S. stocks, based on the S&P 500 Index,1 gained 5.92%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned -3.72%, while the MSCI EM Index (Net) (USD),3 trailed both developed market benchmarks with a return of -8.20%. The Bloomberg U.S. Aggregate Bond Index,4returned -5.92%, the Bloomberg Global Aggregate ex-USD Index (unhedged),5 returned -7.26%, the Bloomberg Municipal Bond Index6 returned -5.55%, and the ICE BofA U.S. High Yield Index,7 lost 3.89%.
Inflationary concerns and the Russian-Ukraine war caused markets to retreat.
Elevated inflation pressures and the ongoing global supply bottleneck continued in October, but strong corporate earnings provided a bright spot in the U.S., the eurozone, and many Asian countries. Government bond yields rose globally as central banks prepared to tighten monetary policy. Commodity prices continued to rise, driven by sharply higher energy costs.
In November, as COVID-19 hospitalizations rose, most major global asset classes declined. Two exceptions were U.S. investment-grade bonds and Treasury Inflation-Protected Securities. President Biden signed a long-awaited $550 billion infrastructure bill to upgrade U.S. roads, bridges, and railways. Meanwhile, the Consumer Price Index8, a measure of domestic inflation conditions, jumped to its highest level in 31 years. While the threat of consistently high inflation led the U.S. Federal Reserve (Fed) to discuss a faster pace of tapering, the Omicron strain created uncertainty. Commodities lost ground for the month, driven by sharp declines in oil prices (and energy costs in general) as well as precious metals.
“Elevated inflation pressures and the ongoing global supply bottleneck continued in October, but strong corporate earnings provided a bright spot in the U.S., the eurozone, and many Asian countries.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2022. ICE Data Indices, LLC. All rights reserved.
[8]	The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.

2  |  Allspring Global Investment Grade Credit Fund

Letter to shareholders (unaudited)
Global volatility lessened in December as data indicated a lower risk of severe disease and death from the Omicron variant. Even so, several countries introduced restrictions on travel and hospitality, among other sectors, in an effort to reduce the spread. In the U.S., data indicated a stable economy overall, with robust corporate earnings. Consumer spending potential looked strong heading into 2022 on elevated household savings and the lowest household debt ratio since 1973. U.S. corporate and high-yield bonds had monthly gains while Treasuries declined. Bonds were strongly affected by the projection of three 25-basis-point (bp; 100 bps equal 1.00%) policy rate hikes in 2022 by senior Federal Open Market Committee members, up from previous projections of just one hike.
In January 2022, the main focus was on potential U.S. interest rate hikes and the Russia-Ukraine conflict. The Fed hinted that a March interest rate hike was likely. Meanwhile, Russia threatened a potential invasion of Ukraine, which could disrupt Russia’s massive energy supplies and drive demand from non-Russian oil-producing countries. Elsewhere overseas, Europe saw food and energy prices spike, leading to rising inflation. Within fixed income, corporate bonds struggled in January, underperforming government bonds, as investors focused on continued elevated inflation and ongoing uncertainty over the U.S. monetary path.
The Russian invasion of Ukraine dominated the financial world in February and March. Equity, bond, and commodities markets were shaken by fear, uncertainty, and an upending of demand-supply dynamics. Major global stock indexes were down in February, along with global bonds overall, with ongoing high levels of volatility in March along with mixed results that favored U.S. large-cap stocks. Prices of commodities spiked, including crude oil, natural gas, wheat, and precious metals, on elevated concerns of supply shortages. All of this fed already-high inflation concerns and added to expectations of more aggressive central bank interest rate hikes. Sweeping sanctions against Russia and corporate pullouts contributed to market volatility. Despite the geopolitical turmoil, the U.S. economic outlook remained largely unchanged, with a healthy job market and signs of economic resilience accompanying higher prices.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Information on transaction closing.
On November 1, 2021, GTCR LLC and Reverence Capital Partners, L.P. announced the beginning of Allspring Global Investments™ with the close of the transaction to acquire Wells Fargo Funds Management, LLC; Wells Capital Management LLC; Galliard Capital Management LLC.; Wells Fargo Asset Management (International) Ltd.; Wells Fargo Asset Management Luxembourg S.A.; and Wells Fargo Funds Distributor, LLC, as well as Wells Fargo Bank, N.A.’s business of acting as trustee to its collective investment trusts and all related Wells Fargo Asset Management legal entities. The transaction closed on November 1, 2021, forming Allspring Global Investments, a privately held asset management firm with $451 billion in AUM1 as of March 31, 2022.
“ The Russian invasion of Ukraine dominated the financial world in February and March. Equity, bond, and commodities markets were shaken by fear, uncertainty, and an upending of demand-supply dynamics.”

[1]	Figures are as of March 31, 2022, unless otherwise noted. Please note that the assets under management figures provided have been adjusted to eliminate any duplication of reporting among assets directed by multiple investment teams and includes $91.2B from Galliard Capital Management ($74.7B stable value; $16.5B fixed income), an investment advisor that is not part of the Allspring trade name/GIPS firm.

Allspring Global Investment Grade Credit Fund  |  3

Letter to shareholders (unaudited)
For further information about your Fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
Allspring Global Investments™ is a leading independent asset management firm with a full breadth of investment capabilities across diverse asset classes, serving the needs of its institutional and wealth management clients around the world. Allspring operates across 18 offices globally supported by more than 480 investment professionals. Allspring and its investment teams provide a broad range of differentiated investment products and solutions to help its diverse range of clients meet their investment objectives.
As part of this transition, all mutual funds within the Wells Fargo Funds family were rebranded as Allspring Funds. Each individual fund had “Wells Fargo” removed from its fund name and replaced with “Allspring.” The fund name changes went into effect on December 6, 2021.
Allspring Global Investments™ is the trade name for the asset management firm of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds
Notice to Shareholders
Russia launched a large-scale invasion of Ukraine on February 24, 2022. As a result of this military action, the United States and many other countries have instituted various economic sanctions against Russian and Belarus individuals and entities. The situation has led to increased financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities, such as oil and natural gas. The extent and duration of the military action, resulting sanctions imposed, other punitive action taken and the resulting market disruptions cannot be easily predicted.
Our solidarity and support goes out to our impacted employees and the people affected in Ukraine and their families. Allspring has a dedicated team of investment professionals actively monitoring the situation for any new developments and the potential impact to our clients and investment products. As the situation remains fluid, we are focused on the assessment of risks, valuation, and liquidity of impacted securities. Please visit our website at allspringglobal.com and click on “Russia-Ukraine Portfolio Impacts” for further information.

4  |  Allspring Global Investment Grade Credit Fund

This page is intentionally left blank.

Performance highlights (unaudited)
Investment objective	The Fund seeks total return, consisting of income and capital appreciation.
Manager	Allspring Funds Management, LLC
Subadvisers	Allspring Global Investments, LLC
Allspring Global Investments (UK) Limited
Portfolio managers	Henrietta Pacquement, CFA®‡, Scott M. Smith, CFA®‡, Alex Temple, Jonathan Terry, CFA®‡

Average annual total returns (%) as of March 31, 2022
				Expense ratios[1] (%)
	Inception date	1 year	Since inception	Gross	Net [2]
Class R6 (WGCRX)	2-28-2019	-4.67	3.26	0.68	0.45
Institutional Class (WGCIX)	2-28-2019	-4.72	3.21	0.73	0.50
Bloomberg Global Aggregate Credit Index USD (Hedged)[3]	–	-4.90	2.75 *	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund's website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
Class R6 and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
*	Based on the inception date of the oldest Fund class.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through January 31, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.45% for Class R6 and 0.50% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Bloomberg Global Aggregate Credit Index USD (Hedged) measures the credit sector of the global investment grade fixed-rate bond market, including corporate, government and agency securities, hedged in USD. You cannot invest directly in an index.
Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Securities issued by U.S. government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to municipal securities risk, high-yield securities risk, and mortgage- and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Allspring Global Investment Grade Credit Fund

Performance highlights (unaudited)
Ten largest holdings (%) as of March 31, 2022[1]
Bank of America Corporation, 4.13%, 1-22-2024	1.65
Morgan Stanley, 3.13%, 7-27-2026	1.62
Citigroup Incorporated, 3.30%, 4-27-2025	1.51
American International Group Incorporated, 4.75%, 4-1-2048	1.46
Energy Transfer Operating Partners LP, 6.25%, 4-15-2049	1.29
Verizon Communications Incorporated, 3.40%, 3-22-2041	1.20
Cantor Fitzgerald LP, 4.88%, 5-1-2024	1.19
British Airways Series 2019-1 Class AA Pass-Through Trust, 3.30%, 6-15-2034	1.05
Sabine Pass Liquefaction LLC, 5.75%, 5-15-2024	1.04
Motorola Solutions Incorporated, 4.60%, 2-23-2028	1.04
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.

Portfolio composition as of March 31, 2022[1]
[1]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

Credit quality as of March 31, 2022[1]
[1]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the portfolio with the ratings depicted in the chart are calculated based on the market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of the three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

Effective maturity distribution as of March 31, 2022[1]
[1]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

Allspring Global Investment Grade Credit Fund  |  7

Fund expenses (unaudited)
As a shareholder of the Fund, you incur ongoing costs including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2021 to March 31, 2022.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning account value 10-1-2021	Ending account value 3-31-2022	Expenses paid during the period[1]	Annualized net expense ratio
Class R6
Actual	$1,000.00	$ 930.99	$2.17	0.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.69	$2.27	0.45%
Institutional Class
Actual	$1,000.00	$ 930.74	$2.41	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.44	$2.52	0.50%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 182 divided by 365 (to reflect the one-half-year period).

8  |  Allspring Global Investment Grade Credit Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities: 1.69%
American Airlines Series 2014-1 Class A Pass-Through Trust	3.70%	4-1-2028	$228,258	$ 220,327
British Airways Series 2019-1 Class AA Pass-Through Trust 144A	3.30	6-15-2034	385,416	364,272
Total Asset-backed securities (Cost $612,922)				584,599
Corporate bonds and notes: 53.43%
Communication services: 7.68%
Diversified telecommunication services: 4.85%
AT&T Incorporated	3.65	6-1-2051	300,000	272,992
AT&T Incorporated	4.25	3-1-2027	330,000	344,991
T-Mobile USA Incorporated	2.55	2-15-2031	40,000	36,272
T-Mobile USA Incorporated	3.30	2-15-2051	155,000	130,421
T-Mobile USA Incorporated	3.75	4-15-2027	145,000	145,848
Verizon Communications Incorporated	3.40	3-22-2041	445,000	417,150
Verizon Communications Incorporated	4.13	8-15-2046	325,000	333,719
				1,681,393
Media: 2.83%
Charter Communications Operating LLC	2.80	4-1-2031	90,000	81,116
Charter Communications Operating LLC	4.20	3-15-2028	180,000	181,892
Charter Communications Operating LLC	4.91	7-23-2025	55,000	57,036
Comcast Corporation	3.40	4-1-2030	100,000	101,305
Magallanes Incorporated 144A	5.05	3-15-2042	75,000	76,502
Magallanes Incorporated 144A	5.14	3-15-2052	335,000	342,737
ViacomCBS Incorporated	4.95	1-15-2031	130,000	138,187
				978,775
Consumer discretionary: 3.04%
Automobiles: 0.57%
General Motors Company	6.13	10-1-2025	185,000	198,601
Hotels, restaurants & leisure: 1.82%
Hyatt Hotels Corporation	1.80	10-1-2024	315,000	303,074
Las Vegas Sands Corporation	3.50	8-18-2026	150,000	141,313
Las Vegas Sands Corporation	3.90	8-8-2029	130,000	119,210
McDonald's Corporation	1.45	9-1-2025	30,000	28,676
McDonald's Corporation	4.20	4-1-2050	35,000	36,537
				628,810
Specialty retail: 0.65%
Lowe's Companies Incorporated	4.25	4-1-2052	70,000	72,403
Lowe's Companies Incorporated	4.45	4-1-2062	145,000	150,885
				223,288
Consumer staples: 1.81%
Beverages: 0.76%
Keurig Dr Pepper Incorporated	4.60	5-25-2028	250,000	263,621
Food products: 0.38%
Smithfield Foods Incorporated 144A	3.00	10-15-2030	145,000	131,596
The accompanying notes are an integral part of these financial statements.

Allspring Global Investment Grade Credit Fund  |  9

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tobacco: 0.67%
BAT Capital Corporation	4.54%	8-15-2047	$260,000	$ 232,021
Energy: 6.88%
Oil, gas & consumable fuels: 6.88%
BP Capital Markets America Incorporated	2.94	6-4-2051	345,000	294,472
Energy Transfer Operating Partners LP	3.75	5-15-2030	160,000	157,401
Energy Transfer Operating Partners LP	6.25	4-15-2049	390,000	447,516
Exxon Mobil Corporation	2.61	10-15-2030	260,000	250,603
Kinder Morgan Energy Partners LP	5.40	9-1-2044	200,000	215,294
Marathon Petroleum Corporation	3.80	4-1-2028	220,000	221,369
MPLX LP	4.00	3-15-2028	315,000	320,428
Sabine Pass Liquefaction LLC	4.50	5-15-2030	110,000	115,034
Sabine Pass Liquefaction LLC	5.75	5-15-2024	345,000	361,090
				2,383,207
Financials: 16.29%
Banks: 5.49%
Bank of America Corporation	4.13	1-22-2024	555,000	569,648
Citigroup Incorporated (U.S. SOFR +1.17%) ±	2.56	5-1-2032	170,000	153,301
Citigroup Incorporated	3.30	4-27-2025	520,000	523,574
JPMorgan Chase & Company (U.S. SOFR +1.25%) ±	2.58	4-22-2032	150,000	137,423
JPMorgan Chase & Company (U.S. SOFR +2.52%) ±	2.96	5-13-2031	145,000	135,676
JPMorgan Chase & Company (3 Month LIBOR +1.34%) ±	3.78	2-1-2028	145,000	146,855
Santander Holdings USA Incorporated	4.40	7-13-2027	230,000	233,929
				1,900,406
Capital markets: 6.13%
Belrose Funding Trust 144A	2.33	8-15-2030	185,000	162,034
Blackrock Incorporated	1.90	1-28-2031	35,000	31,605
Cantor Fitzgerald LP 144A	4.88	5-1-2024	400,000	412,320
Goldman Sachs Group Incorporated (U.S. SOFR +1.41%) ±	3.10	2-24-2033	115,000	108,398
Intercontinental Exchange Incorporated	3.00	6-15-2050	140,000	122,619
Intercontinental Exchange Incorporated	3.75	12-1-2025	130,000	133,608
Morgan Stanley	3.13	7-27-2026	565,000	560,124
Morgan Stanley	3.70	10-23-2024	310,000	315,563
S&P Global Incorporated	1.25	8-15-2030	100,000	86,157
S&P Global Incorporated	2.30	8-15-2060	90,000	68,046
State Street Corporation	2.40	1-24-2030	130,000	122,800
				2,123,274
Consumer finance: 2.86%
Aviation Capital Group Corporation 144A	5.50	12-15-2024	305,000	313,919
Ford Motor Credit Company LLC	3.40	1-15-2026	155,000	150,068
Hyundai Capital America Corporation 144A	1.80	10-15-2025	295,000	275,523
Hyundai Capital America Corporation 144A	1.80	1-10-2028	85,000	75,068
Stellantis Finance US Incorporated 144A	2.69	9-15-2031	200,000	175,552
				990,130
Insurance: 1.81%
American International Group Incorporated	4.75	4-1-2048	440,000	504,135
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Global Investment Grade Credit Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Insurance (continued)
Brighthouse Financial Incorporated	4.70%	6-22-2047	$77,000	$ 74,795
Unum Group	4.50	12-15-2049	50,000	46,060
				624,990
Health care: 3.32%
Biotechnology: 0.57%
AbbVie Incorporated	4.25	11-21-2049	145,000	150,469
Amgen Incorporated	4.20	2-22-2052	45,000	46,539
				197,008
Health care providers & services: 1.76%
Anthem Incorporated	2.25	5-15-2030	20,000	18,351
Centene Corporation	2.45	7-15-2028	210,000	191,877
CVS Health Corporation	4.25	4-1-2050	110,000	114,120
CVS Health Corporation	4.30	3-25-2028	27,000	28,244
HCA Incorporated 144A	3.63	3-15-2032	130,000	127,394
HCA Incorporated 144A	4.38	3-15-2042	130,000	128,177
				608,163
Life sciences tools & services: 0.57%
Thermo Fisher Scientific Incorporated	1.50	10-1-2039	200,000	198,357
Pharmaceuticals: 0.42%
Bristol-Myers Squibb Company	2.55	11-13-2050	175,000	145,265
Industrials: 3.23%
Aerospace & defense: 0.82%
United Technologies Corporation	4.13	11-16-2028	270,000	282,232
Airlines: 0.63%
US Airways Group Incorporated	4.63	12-3-2026	227,421	219,120
Professional services: 0.88%
Equifax Incorporated	3.10	5-15-2030	175,000	166,893
Equifax Incorporated	2.35	9-15-2031	155,000	138,637
				305,530
Road & rail: 0.90%
Penske Truck Leasing Company LP 144A	3.45	7-1-2024	240,000	240,500
Union Pacific Corporation	2.40	2-5-2030	75,000	70,978
				311,478
Information technology: 6.56%
Communications equipment: 1.04%
Motorola Solutions Incorporated	4.60	2-23-2028	350,000	359,856
Electronic equipment, instruments & components: 0.42%
Jabil Incorporated	3.60	1-15-2030	150,000	145,316
IT services: 1.90%
Computershare US Incorporated	1.13	10-7-2031	200,000	198,183
Fiserv Incorporated	2.65	6-1-2030	45,000	41,532
The accompanying notes are an integral part of these financial statements.

Allspring Global Investment Grade Credit Fund  |  11

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
IT services (continued)
Fiserv Incorporated	3.50%	7-1-2029	$140,000	$ 137,801
Western Union Company	4.25	6-9-2023	275,000	279,271
				656,787
Semiconductors & semiconductor equipment: 1.58%
Intel Corporation	2.80	8-12-2041	265,000	233,969
Marvell Technology Incorporated	4.88	6-22-2028	80,000	83,750
Microchip Technology Incorporated	2.67	9-1-2023	230,000	229,230
				546,949
Software: 1.07%
Oracle Corporation	2.88	3-25-2031	355,000	323,686
Oracle Corporation	3.60	4-1-2050	55,000	45,615
				369,301
Technology hardware, storage & peripherals: 0.55%
Dell International LLC / EMC Corporation	5.45	6-15-2023	45,000	46,356
Dell International LLC / EMC Corporation	6.20	7-15-2030	95,000	108,267
NetApp Incorporated	2.70	6-22-2030	40,000	36,908
				191,531
Materials: 0.62%
Chemicals: 0.62%
Westlake Chemical Corporation	1.63	7-17-2029	200,000	213,230
Real estate: 1.93%
Equity REITs: 1.11%
Equinix Incorporated	2.15	7-15-2030	275,000	240,671
Sabra Health Care LP	3.20	12-1-2031	110,000	98,163
Vornado Realty LP	3.40	6-1-2031	50,000	47,029
				385,863
Real estate management & development: 0.82%
Simon Property Group LP	1.75	2-1-2028	60,000	54,659
Simon Property Group LP	3.25	9-13-2049	255,000	228,316
				282,975
Utilities: 2.07%
Electric utilities: 2.07%
Duke Energy Florida LLC	1.75	6-15-2030	90,000	80,117
New York State Electric & Gas Corporation 144A	3.25	12-1-2026	145,000	143,837
Oglethorpe Power Corporation	3.75	8-1-2050	125,000	117,500
Pacificorp	3.50	6-15-2029	295,000	298,555
Union Electric Company	2.95	3-15-2030	80,000	78,286
				718,295
Total Corporate bonds and notes (Cost $19,028,969)				18,497,368
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Global Investment Grade Credit Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal		Value
Foreign corporate bonds and notes : 26.09%
Communication services: 1.02%
Diversified telecommunication services: 0.70%
Verizon Communications Incorporated	2.88%	1-15-2038	EUR	200,000	$ 241,085
Wireless telecommunication services: 0.32%
Tele2 AB	2.13	5-15-2028	EUR	100,000	111,855
Consumer discretionary: 0.30%
Automobiles: 0.30%
Renault SA	2.38	5-25-2026	EUR	100,000	104,213
Consumer staples: 1.16%
Beverages: 0.61%
Coca-Cola Company	0.13	3-15-2029	EUR	100,000	101,900
Coca-Cola European Partners plc	1.50	11-8-2027	EUR	100,000	110,827
					212,727
Household products: 0.55%
Essity AB	0.25	2-8-2031	EUR	200,000	189,890
Energy: 2.13%
Oil, gas & consumable fuels: 2.13%
BP Capital Markets plc (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +3.88%) ʊ±	3.25	3-22-2026	EUR	100,000	110,895
BP Capital Markets plc (U.S. Treasury 3 Month Bill +4.17%) ʊ±	4.25	3-22-2027	GBP	100,000	129,728
National Grid Gas plc	1.13	1-14-2033	GBP	200,000	210,356
Shell International Finance BV	1.00	12-10-2030	GBP	150,000	172,562
TotalEnergies SE (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +2.75%) ±	2.71	12-29-2049	EUR	100,000	111,839
					735,380
Financials: 9.76%
Banks: 6.16%
Argenta Spaarbank NV (EUR Swap Annual (vs. 6 Month EURIBOR) 1 Year +1.10%) ±	1.38	2-8-2029	EUR	200,000	209,996
Banco BPM SpA	2.50	6-21-2024	EUR	100,000	112,836
Banco de Sabadell SA	1.13	3-27-2025	EUR	100,000	106,761
Bankia SA	1.13	11-12-2026	EUR	100,000	107,284
Bankinter SA	0.63	10-6-2027	EUR	100,000	103,517
Bawag Group AG (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +2.30%) ±	2.38	3-26-2029	EUR	100,000	110,524
Belfius Bank SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +1.30%) ±	1.25	4-6-2034	EUR	200,000	197,439
BNP Paribas	1.25	3-19-2025	EUR	200,000	221,488
BPCE SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +1.75%) ±	1.50	1-13-2042	EUR	200,000	207,333
Credit Agricole Assurances	2.00	7-17-2030	EUR	200,000	210,017
Mizuho Financial Group	0.80	4-15-2030	EUR	100,000	101,584
Natwest Group plc (GBP Swap Semi Annual (vs. 6 Month LIBOR) 1 Year +1.49%) ±	2.88	9-19-2026	GBP	100,000	130,159
The accompanying notes are an integral part of these financial statements.

Allspring Global Investment Grade Credit Fund  |  13

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal		Value
Banks (continued)
Raiffeisen Bank International AG (EURIBOR ICE Swap Rate 11:00am +3.15%) ±	2.88%	6-18-2032	EUR	100,000	$ 102,772
Unicredit SpA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +2.80%) ±	2.73	1-15-2032	EUR	200,000	208,443
					2,130,153
Capital markets: 1.28%
Acciona Energia Financial Company	1.38	1-26-2032	EUR	100,000	103,297
Cellnex Finance Company SA	2.00	2-15-2033	EUR	100,000	94,259
Credit Suisse Group AG (UK Gilts 1 Year +2.23%) ±	2.25	6-9-2028	GBP	200,000	246,396
					443,952
Insurance: 2.32%
Berkshire Hathaway Incorporated	2.38	6-19-2039	GBP	100,000	121,509
Mandatum Life Insurance Company Limited (3 Month EURIBOR +2.30%) ±	1.88	10-4-2049	EUR	200,000	216,829
Munich Re Group (ICE LIBOR GBP 3 Month +4.95%) ±	6.63	5-26-2042	GBP	100,000	132,233
Sampo Oyj	1.63	2-21-2028	EUR	100,000	111,142
Sampo Oyj (3 Month EURIBOR +4.05%) ±	3.38	5-23-2049	EUR	100,000	113,871
Swiss Re Finance (Luxembourg) SA (EURIBOR ICE Swap Rate 11:00am +2.85%) ±	2.53	4-30-2050	EUR	100,000	107,959
					803,543
Health care: 2.97%
Biotechnology: 0.50%
GlaxoSmithKline Capital Incorporated	1.63	5-12-2035	GBP	150,000	172,471
Health care equipment & supplies: 1.09%
Molnlycke Holding AB	0.63	1-15-2031	EUR	200,000	189,886
Motability Operations Group plc	2.38	7-3-2039	GBP	150,000	186,182
					376,068
Health care providers & services: 0.46%
Fresenius Medical Care AG & Company	1.50	5-29-2030	EUR	150,000	158,719
Pharmaceuticals: 0.92%
Bayer AG (EURIBOR ICE Swap Rate 11:00am +2.65%) ±	2.38	11-12-2079	EUR	100,000	106,700
Bayer AG (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +3.11%) ±	3.13	11-12-2079	EUR	100,000	105,118
Phoenix PIB Dutch Finance BV	2.38	8-5-2025	EUR	100,000	108,195
					320,013
Industrials: 0.91%
Aerospace & defense: 0.33%
MTU Aero Engines AG	3.00	7-1-2025	EUR	100,000	114,947
Commercial services & supplies: 0.58%
Rentokil Initial plc	0.50	10-14-2028	EUR	200,000	200,070
Information technology: 0.58%
Communications equipment: 0.58%
Telefonaktiebolaget LM Ericsson	1.13	2-8-2027	EUR	200,000	201,831
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Global Investment Grade Credit Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal		Value
Materials: 1.50%
Chemicals: 0.95%
Arkema SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +1.57%) ʊ±	1.50%	10-21-2025	EUR	100,000	$ 104,587
Solvay SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +3.92%) ʊ±	4.25	12-4-2023	EUR	100,000	112,284
Syngenta Finance NV	3.38	4-16-2026	EUR	100,000	112,659
					329,530
Construction materials: 0.55%
Holcim Finance (Luxembourg) SA	0.50	4-23-2031	EUR	200,000	191,126
Real estate: 2.30%
Equity REITs: 0.60%
Castellum Helsinki	0.88	9-17-2029	EUR	100,000	93,578
Tritax Big Box REIT plc	1.50	11-27-2033	GBP	100,000	112,885
					206,463
Real estate management & development: 1.70%
Akelius Residential Property AB (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +2.48%) ±	2.25	5-17-2081	EUR	100,000	102,688
Grand City Properties SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +2.18%) ʊ±	1.50	3-11-2026	EUR	100,000	98,050
Heimstaden Bostad AB (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +3.90%) ʊ±	3.63	10-14-2027	EUR	100,000	99,562
LEG Immobilien SE	0.75	6-30-2031	EUR	100,000	96,715
Vesteda Finance BV	0.75	10-18-2031	EUR	100,000	98,567
Vonovia SE	0.75	9-1-2032	EUR	100,000	95,049
					590,631
Utilities: 3.46%
Electric utilities: 2.30%
Electricite de France SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +2.86%) ʊ±	2.63	12-1-2027	EUR	200,000	198,014
Electricite de France SA	5.50	10-17-2041	GBP	100,000	168,215
ESB Finance Designated Activity Company	1.13	6-11-2030	EUR	100,000	107,201
Iberdrola International BV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +2.32%) ʊ±	1.87	1-28-2026	EUR	200,000	213,783
Reseau de Transport d'Electricite	1.88	10-23-2037	EUR	100,000	109,653
					796,866
Gas utilities: 0.56%
APT Pipelines Limited	2.00	7-15-2030	EUR	180,000	194,410
Multi-utilities: 0.30%
Veolia Environnement SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +2.08%) ʊ±	2.00	11-15-2027	EUR	100,000	102,045
Water utilities: 0.30%
Thames Water Utilities Finance plc	0.88	1-31-2028	EUR	100,000	105,028
Total Foreign corporate bonds and notes (Cost $9,855,883)					9,033,016
The accompanying notes are an integral part of these financial statements.

Allspring Global Investment Grade Credit Fund  |  15

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 0.47%
New Jersey: 0.47%
Transportation revenue: 0.47%
New Jersey TTFA Transportation System Refunding Bond Series B	4.13%	6-15-2042	$165,000	$ 163,213
Total Municipal obligations (Cost $165,000)				163,213
U.S. Treasury securities: 0.81%
U.S. Treasury Note	1.88	2-15-2032	80,000	76,825
U.S. Treasury Note	1.88	11-15-2051	230,000	201,753
Total U.S. Treasury securities (Cost $277,575)				278,578
Yankee corporate bonds and notes: 14.57%
Communication services: 2.20%
Media: 0.48%
WPP Finance Limited 2010	3.75	9-19-2024	165,000	166,696
Wireless telecommunication services: 1.72%
Telefonica Emisiones SAU	4.10	3-8-2027	250,000	255,687
Vodafone Group plc	4.38	5-30-2028	325,000	339,868
				595,555
Consumer discretionary: 0.49%
Internet & direct marketing retail: 0.49%
Prosus NV 144A	3.83	2-8-2051	230,000	167,614
Consumer staples: 1.02%
Household products: 1.02%
Reckitt Benckiser Treasury Services plc 144A	2.75	6-26-2024	355,000	354,219
Energy: 0.30%
Oil, gas & consumable fuels: 0.30%
Equinor ASA	2.38	5-22-2030	30,000	28,316
Saudi Arabian Oil Company 144A	4.38	4-16-2049	75,000	76,439
				104,755
Financials: 7.94%
Banks: 5.31%
Banco Santander SA	3.49	5-28-2030	200,000	193,570
Credit Suisse New York	3.63	9-9-2024	330,000	333,785
HSBC Holdings plc (U.S. SOFR +2.39%) ±	2.85	6-4-2031	200,000	184,846
HSBC Holdings plc	4.30	3-8-2026	230,000	235,997
National Australia Bank 144A	2.33	8-21-2030	260,000	226,171
Natwest Group plc	3.88	9-12-2023	290,000	292,970
Sumitomo Mitsui Financial Group	2.13	7-8-2030	200,000	178,832
Westpac Banking Corporation	3.65	5-15-2023	190,000	192,987
				1,839,158
Capital markets: 0.52%
UBS Group AG (1 Year Treasury Constant Maturity +1.10%) 144A±	2.75	2-11-2033	200,000	181,736
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Global Investment Grade Credit Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer finance: 0.90%
Avolon Holdings Limited 144A	4.38%	5-1-2026	$315,000	$ 310,749
Diversified financial services: 0.39%
AerCap Ireland Capital	3.30	1-30-2032	150,000	135,219
Insurance: 0.82%
Athene Holding Limited	3.50	1-15-2031	295,000	282,359
Information technology: 0.96%
Semiconductors & semiconductor equipment: 0.96%
NXP BV 144A	3.40	5-1-2030	85,000	82,387
NXP BV 144A	3.88	6-18-2026	250,000	250,803
				333,190
Materials: 0.58%
Construction materials: 0.58%
Aliaxis Finance SA	0.88	11-8-2028	200,000	198,941
Real estate: 0.81%
Equity REITs: 0.81%
Scentre Group Trust 2 Company (5 Year Treasury Constant Maturity +4.69%) 144A±	5.13	9-24-2080	285,000	279,656
Utilities: 0.27%
Multi-utilities: 0.27%
Engie SA	1.00	10-26-2036	100,000	93,761
Total Yankee corporate bonds and notes (Cost $5,296,050)				5,043,608

		Yield	Shares
Short-term investments: 1.48%
Investment companies: 1.48%
Allspring Government Money Market Fund Select Class ♠∞		0.18	513,114	513,114
Total Short-term investments (Cost $513,114)				513,114
Total investments in securities (Cost $35,749,513)	98.54%			34,113,496
Other assets and liabilities, net	1.46			504,523
Total net assets	100.00%			$34,618,019

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.

Abbreviations:
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GBP	Great British pound
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
TTFA	Transportation Trust Fund Authority
The accompanying notes are an integral part of these financial statements.

Allspring Global Investment Grade Credit Fund  |  17

Portfolio of investments—March 31, 2022 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,613,662	$6,515,593	$(7,616,141)	$0	$0	$513,114	513,114	$68
Forward foreign currency contracts
Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
8,450,578 USD	7,650,000 EUR	State Street Bank & Trust Company	4-27-2022	$0	$ (17,926)
1,838,380 USD	1,400,000 GBP	State Street Bank & Trust Company	4-27-2022	0	(448)
				$0	$(18,374)
The accompanying notes are an integral part of these financial statements.

18  |  Allspring Global Investment Grade Credit Fund

Statement of assets and liabilities—March 31, 2022 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $35,236,399)	$ 33,600,382
Investments in affiliated securities, at value (cost $513,114)	513,114
Foreign currency, at value (cost $122,323)	121,398
Receivable for interest	328,111
Receivable for investments sold	230,027
Prepaid expenses and other assets	16,213
Total assets	34,809,245
Liabilities
Payable for investments purchased	105,334
Professional fees payable	34,752
Unrealized losses on forward foreign currency contracts	18,374
Custody and accounting fees payable	13,587
Shareholder report expenses payable	12,216
Trustees’ fees and expenses payable	3,334
Management fee payable	1,838
Administration fees payable	898
Accrued expenses and other liabilities	893
Total liabilities	191,226
Total net assets	$34,618,019
Net assets consist of
Paid-in capital	$ 35,796,535
Total distributable loss	(1,178,516)
Total net assets	$34,618,019
Computation of net asset value per share
Net assets – Class R6	$ 34,593,316
Shares outstanding – Class R6[1]	3,665,448
Net asset value per share – Class R6	$9.44
Net assets – Institutional Class	$ 24,703
Shares outstanding – Institutional Class[1]	2,617
Net asset value per share – Institutional Class	$9.44
[1]	The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.

Allspring Global Investment Grade Credit Fund  |  19

Statement of operations—six months ended March 31, 2022 (unaudited)

Investment income
Interest	$ 550,413
Income from affiliated securities	68
Total investment income	550,481
Expenses
Management fee	81,405
Administration fees
Class R6	6,101
Institutional Class	11
Custody and accounting fees	8,093
Professional fees	23,634
Registration fees	10,299
Shareholder report expenses	9,764
Trustees’ fees and expenses	10,681
Other fees and expenses	981
Total expenses	150,969
Less: Fee waivers and/or expense reimbursements
Fund-level	(59,382)
Net expenses	91,587
Net investment income	458,894
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	(6,049)
Forward foreign currency contracts	996,709
Net realized gains on investments	990,660
Net change in unrealized gains (losses) on
Unaffiliated securities	(4,014,497)
Forward foreign currency contracts	(188,823)
Net change in unrealized gains (losses) on investments	(4,203,320)
Net realized and unrealized gains (losses) on investments	(3,212,660)
Net decrease in net assets resulting from operations	$(2,753,766)
The accompanying notes are an integral part of these financial statements.

20  |  Allspring Global Investment Grade Credit Fund

Statement of changes in net assets

	Six months ended March 31, 2022 (unaudited)		Year ended September 30, 2021
Operations
Net investment income		$ 458,894		$ 1,390,147
Net realized gains on investments		990,660		2,532,345
Net change in unrealized gains (losses) on investments		(4,203,320)		(2,132,176)
Net increase (decrease) in net assets resulting from operations		(2,753,766)		1,790,316
Distributions to shareholders from
Net investment income and net realized gains
Class R6		(2,036,093)		(3,431,984)
Institutional Class		(1,293)		(1,386)
Total distributions to shareholders		(2,037,386)		(3,433,370)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class R6	143,383	1,454,245	1,105,335	12,046,379
Reinvestment of distributions
Class R6	198,510	2,020,860	217,161	2,350,779
Institutional Class	117	1,192	0	0
		2,022,052		2,350,779
Payment for shares redeemed
Class R6	(925,487)	(9,406,360)	(4,117,900)	(44,289,615)
Net decrease in net assets resulting from capital share transactions		(5,930,063)		(29,892,457)
Total decrease in net assets		(10,721,215)		(31,535,511)
Net assets
Beginning of period		45,339,234		76,874,745
End of period		$ 34,618,019		$ 45,339,234
The accompanying notes are an integral part of these financial statements.

Allspring Global Investment Grade Credit Fund  |  21

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Class R6	Six months ended March 31, 2022 (unaudited)	2021	2020	2019 [1]
Net asset value, beginning of period	$10.66	$10.91	$10.75	$10.00
Net investment income	0.11 [2]	0.24 [2]	0.24 [2]	0.13
Net realized and unrealized gains (losses) on investments	(0.81)	0.07	0.39	0.73
Total from investment operations	(0.70)	0.31	0.63	0.86
Distributions to shareholders from
Net investment income	(0.12)	(0.31)	(0.34)	(0.11)
Net realized gains	(0.40)	(0.25)	(0.13)	0.00
Total distributions to shareholders	(0.52)	(0.56)	(0.47)	(0.11)
Net asset value, end of period	$9.44	$10.66	$10.91	$10.75
Total return[3]	(6.90)%	2.86%	6.10%	8.64%
Ratios to average net assets (annualized)
Gross expenses	0.74%	0.68%	0.77%	0.86%
Net expenses	0.45%	0.45%	0.45%	0.45%
Net investment income	2.25%	2.22%	2.29%	2.34%
Supplemental data
Portfolio turnover rate	13%	28%	79%	36%
Net assets, end of period (000s omitted)	$34,593	$45,313	$76,847	$96,835

[1]	For the period from February 28, 2019 (commencement of class operations) to September 30, 2019
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

22  |  Allspring Global Investment Grade Credit Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Institutional Class	Six months ended March 31, 2022 (unaudited)	2021	2020	2019 [1]
Net asset value, beginning of period	$10.66	$10.91	$10.75	$10.00
Net investment income	0.11	0.23	0.24	0.14
Net realized and unrealized gains (losses) on investments	(0.81)	0.07	0.38	0.72
Total from investment operations	(0.70)	0.30	0.62	0.86
Distributions to shareholders from
Net investment income	(0.12)	(0.30)	(0.33)	(0.11)
Net realized gains	(0.40)	(0.25)	(0.13)	0.00
Total distributions to shareholders	(0.52)	(0.55)	(0.46)	(0.11)
Net asset value, end of period	$9.44	$10.66	$10.91	$10.75
Total return[2]	(6.93)%	2.81%	6.04%	8.64%
Ratios to average net assets (annualized)
Gross expenses	0.79%	0.73%	0.83%	0.97%
Net expenses	0.50%	0.50%	0.50%	0.50%
Net investment income	2.22%	2.18%	2.24%	2.34%
Supplemental data
Portfolio turnover rate	13%	28%	79%	36%
Net assets, end of period (000s omitted)	$25	$27	$27	$27

[1]	For the period from February 28, 2019 (commencement of class operations) to September 30, 2019
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Global Investment Grade Credit Fund  |  23

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Global Investment Grade Credit Fund (the "Fund") which is a diversified series of the Trust.
Effective on November 1, 2021, the sale transaction of Wells Fargo Asset Management ("WFAM") by Wells Fargo & Company to GTCR LLC and Reverence Capital Partners, L.P. was closed. In connection with the closing of the transaction, WFAM became known as Allspring Global Investments (“Allspring”) and various entities that provided services to the Fund changed their names to "Allspring", including Allspring Funds Management, LLC, the investment manager to the Fund, Allspring Global Investments, LLC and Allspring Global Investments (UK) Limited, both registered investment advisers providing subadvisory services to certain funds, and Allspring Funds Distributor, LLC, the Fund's principal underwriter. Consummation of the transaction resulted in a new investment management agreement and subadvisory agreement which became effective on November 1, 2021.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management").
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign

24  |  Allspring Global Investment Grade Credit Fund

Notes to financial statements (unaudited)
exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund's maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and foreign exchange rates and is subject to interest rate risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income monthly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Allspring Global Investment Grade Credit Fund  |  25

Notes to financial statements (unaudited)
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of March 31, 2022, the aggregate cost of all investments for federal income tax purposes was $36,200,697 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 412,846
Gross unrealized losses	(2,518,421)
Net unrealized losses	$(2,105,575)
Class allocations
The separate classes of shares offered by the Fund differ principally in administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

26  |  Allspring Global Investment Grade Credit Fund

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Asset-backed securities	$ 0	$ 584,599	$0	$ 584,599
Corporate bonds and notes	0	18,497,368	0	18,497,368
Foreign corporate bonds and notes	0	9,033,016	0	9,033,016
Municipal obligations	0	163,213	0	163,213
U.S. Treasury securities	278,578	0	0	278,578
Yankee corporate bonds and notes	0	5,043,608	0	5,043,608
Short-term investments
Investment companies	513,114	0	0	513,114
Total assets	$791,692	$33,321,804	$0	$34,113,496
Liabilities
Forward foreign currency contracts	$ 0	$ 18,374	$0	$ 18,374
Total liabilities	$ 0	$ 18,374	$0	$ 18,374
Forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended March 31, 2022, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadvisers and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.290
Over $10 billion	0.280
For the six months ended March 31, 2022, the management fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of subadvisers to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC and Allspring Global Investments (UK) Limited, each an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global

Allspring Global Investment Grade Credit Fund  |  27

Notes to financial statements (unaudited)
Investments Holdings, LLC, are subadvisers to the Fund and are each entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.10% and declining to 0.05% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class R6	0.03%
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through January 31, 2023 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. As of March 31, 2022, the contractual expense caps are as follows:
Expense ratio caps
Class R6	0.45%
Institutional Class	0.50
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the six months ended March 31, 2022 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$1,569,062	$3,673,113	$1,957,109	$9,256,446
6. DERIVATIVE TRANSACTIONS
During the six months ended March 31, 2022, the Fund entered into forward foreign currency contracts for economic hedging purposes. The Fund had average contract amounts of $538,597 in forward foreign currency contracts to buy and $13,627,720 in forward foreign currency contracts to sell during the six months ended March 31, 2022.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-

28  |  Allspring Global Investment Grade Credit Fund

Notes to financial statements (unaudited)
dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, for OTC derivatives is as follows:
Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
State Street Bank & Trust Company	$18,374	$0	$0	$18,374
7. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight bank funding rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended March 31, 2022, there were no borrowings by the Fund under the agreement.
8. CONCENTRATION RISK
A fund with a concentration of ownership may be more affected by the investment activity of those shareholders than would be a fund that does not have any ownership concentration. As of March 31, 2022, Allspring Funds Management or one of its affiliates owned 100% of the Institutional Class of the Fund.
9. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

Allspring Global Investment Grade Credit Fund  |  29

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

30  |  Allspring Global Investment Grade Credit Fund

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 138 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Allspring Global Investment Grade Credit Fund  |  31

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. McKnight Foundation Consultant, November 2020 to February 2021. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Consultant (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

32  |  Allspring Global Investment Grade Credit Fund

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President, Chief Executive Officer and Director of Allspring Funds Management, LLC since 2017 and co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, since 2019. Prior thereto, Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014. In addition, Mr. Owen was an Executive Vice President of Wells Fargo & Company from 2014 to 2021.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Kate McKinley (Born 1977)	Chief Legal Officer, since 2021	Chief Legal Officer of Allspring Global Investments since 2021. Prior thereto, held various roles at State Street Global Advisors beginning in 2010, including serving as Senior Vice President and General Counsel from 2019 to 2021, and Chief Operating Officer of the Institutional Client Group from 2016 - 2019. Prior to working at State Street Global Advisors served as Assistant General Counsel for Bank of America Corporation from 2005 to 2010 and as an Associate at WilmerHale from 2002 to 2005.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Global Investment Grade Credit Fund  |  33

Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.
PAR-0522-00051 05-22
SA294/SAR294 03-22

Semi-Annual Report
March 31, 2022
Allspring Income Plus Fund

The views expressed and any forward-looking statements are as of March 31, 2022, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring Income Plus Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for Allspring Income Plus Fund for the six-month period that ended March 31, 2022.  Global stocks and bonds broadly declined during a challenging period. Despite progress on a global economic recovery from COVID-19, persistently high inflation, concerns regarding anticipated tightening of central bank monetary policy, and turmoil caused by the Russian invasion of Ukraine all led to a retreat from financial market gains made earlier in 2021. Among major indexes, the U.S. large-cap-dominated S&P 500 Index was an exception in escaping a half-year loss.
For the six-month period, U.S. stocks, based on the S&P 500 Index,1 gained 5.92%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned -3.72%, while the MSCI EM Index (Net) (USD),3 trailed both developed market benchmarks with a return of -8.20%. The Bloomberg U.S. Aggregate Bond Index,4returned -5.92%, the Bloomberg Global Aggregate ex-USD Index (unhedged),5 returned -7.26%, the Bloomberg Municipal Bond Index6 returned -5.55%, and the ICE BofA U.S. High Yield Index,7 lost 3.89%.
Inflationary concerns and the Russian-Ukraine war caused markets to retreat.
Elevated inflation pressures and the ongoing global supply bottleneck continued in October, but strong corporate earnings provided a bright spot in the U.S., the eurozone, and many Asian countries. Government bond yields rose globally as central banks prepared to tighten monetary policy. Commodity prices continued to rise, driven by sharply higher energy costs.
In November, as COVID-19 hospitalizations rose, most major global asset classes declined. Two exceptions were U.S. investment-grade bonds and Treasury Inflation-Protected Securities. President Biden signed a long-awaited $550 billion infrastructure bill to upgrade U.S. roads, bridges, and railways. Meanwhile, the Consumer Price Index8, a measure of domestic inflation conditions, jumped to its highest level in 31 years. While the threat of consistently high inflation led the U.S. Federal Reserve (Fed) to discuss a faster pace of tapering, the Omicron strain created uncertainty. Commodities lost ground for the month, driven by sharp declines in oil prices (and energy costs in general) as well as precious metals.
“Elevated inflation pressures and the ongoing global supply bottleneck continued in October, but strong corporate earnings provided a bright spot in the U.S., the eurozone, and many Asian countries.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2022. ICE Data Indices, LLC. All rights reserved.
[8]	The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.

2  |  Allspring Income Plus Fund

Letter to shareholders (unaudited)
Global volatility lessened in December as data indicated a lower risk of severe disease and death from the Omicron variant. Even so, several countries introduced restrictions on travel and hospitality, among other sectors, in an effort to reduce the spread. In the U.S., data indicated a stable economy overall, with robust corporate earnings. Consumer spending potential looked strong heading into 2022 on elevated household savings and the lowest household debt ratio since 1973. U.S. corporate and high-yield bonds had monthly gains while Treasuries declined. Bonds were strongly affected by the projection of three 25-basis-point (bp; 100 bps equal 1.00%) policy rate hikes in 2022 by senior Federal Open Market Committee members, up from previous projections of just one hike.
In January 2022, the main focus was on potential U.S. interest rate hikes and the Russia-Ukraine conflict. The Fed hinted that a March interest rate hike was likely. Meanwhile, Russia threatened a potential invasion of Ukraine, which could disrupt Russia’s massive energy supplies and drive demand from non-Russian oil-producing countries. Elsewhere overseas, Europe saw food and energy prices spike, leading to rising inflation. Within fixed income, corporate bonds struggled in January, underperforming government bonds, as investors focused on continued elevated inflation and ongoing uncertainty over the U.S. monetary path.
The Russian invasion of Ukraine dominated the financial world in February and March. Equity, bond, and commodities markets were shaken by fear, uncertainty, and an upending of demand-supply dynamics. Major global stock indexes were down in February, along with global bonds overall, with ongoing high levels of volatility in March along with mixed results that favored U.S. large-cap stocks. Prices of commodities spiked, including crude oil, natural gas, wheat, and precious metals, on elevated concerns of supply shortages. All of this fed already-high inflation concerns and added to expectations of more aggressive central bank interest rate hikes. Sweeping sanctions against Russia and corporate pullouts contributed to market volatility. Despite the geopolitical turmoil, the U.S. economic outlook remained largely unchanged, with a healthy job market and signs of economic resilience accompanying higher prices.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Information on transaction closing.
On November 1, 2021, GTCR LLC and Reverence Capital Partners, L.P. announced the beginning of Allspring Global Investments™ with the close of the transaction to acquire Wells Fargo Funds Management, LLC; Wells Capital Management LLC; Galliard Capital Management LLC.; Wells Fargo Asset Management (International) Ltd.; Wells Fargo Asset Management Luxembourg S.A.; and Wells Fargo Funds Distributor, LLC, as well as Wells Fargo Bank, N.A.’s business of acting as trustee to its collective investment trusts and all related Wells Fargo Asset Management legal entities. The transaction closed on November 1, 2021, forming Allspring Global Investments, a privately held asset management firm with $451 billion in AUM1 as of March 31, 2022.
“ The Russian invasion of Ukraine dominated the financial world in February and March. Equity, bond, and commodities markets were shaken by fear, uncertainty, and an upending of demand-supply dynamics.”

[1]	Figures are as of March 31, 2022, unless otherwise noted. Please note that the assets under management figures provided have been adjusted to eliminate any duplication of reporting among assets directed by multiple investment teams and includes $91.2B from Galliard Capital Management ($74.7B stable value; $16.5B fixed income), an investment advisor that is not part of the Allspring trade name/GIPS firm.

Allspring Income Plus Fund  |  3

Letter to shareholders (unaudited)
For further information about your Fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
Allspring Global Investments™ is a leading independent asset management firm with a full breadth of investment capabilities across diverse asset classes, serving the needs of its institutional and wealth management clients around the world. Allspring operates across 18 offices globally supported by more than 480 investment professionals. Allspring and its investment teams provide a broad range of differentiated investment products and solutions to help its diverse range of clients meet their investment objectives.
As part of this transition, all mutual funds within the Wells Fargo Funds family were rebranded as Allspring Funds. Each individual fund had “Wells Fargo” removed from its fund name and replaced with “Allspring.” The fund name changes went into effect on December 6, 2021.
Allspring Global Investments™ is the trade name for the asset management firm of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds
Notice to Shareholders
Russia launched a large-scale invasion of Ukraine on February 24, 2022. As a result of this military action, the United States and many other countries have instituted various economic sanctions against Russian and Belarus individuals and entities. The situation has led to increased financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities, such as oil and natural gas. The extent and duration of the military action, resulting sanctions imposed, other punitive action taken and the resulting market disruptions cannot be easily predicted.
Our solidarity and support goes out to our impacted employees and the people affected in Ukraine and their families. Allspring has a dedicated team of investment professionals actively monitoring the situation for any new developments and the potential impact to our clients and investment products. As the situation remains fluid, we are focused on the assessment of risks, valuation, and liquidity of impacted securities. Please visit our website at allspringglobal.com and click on “Russia-Ukraine Portfolio Impacts” for further information.

4  |  Allspring Income Plus Fund

This page is intentionally left blank.

Performance highlights (unaudited)
Investment objective	The Fund seeks total return, consisting of a high level of current income and capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Christopher Kauffman, CFA®‡, Janet Rilling, CFA®‡, Michael Schueller, CFA®‡, Michal Stanczyk, Noah Wise, CFA®‡

Average annual total returns (%) as of March 31, 2022
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net [2]
Class A (WSIAX)	1-31-2013	-5.74	2.79	2.01	-1.80	3.63	2.47	1.09	0.92
Class C (WSICX)	1-31-2013	-3.53	3.01	1.78	-2.53	3.01	1.78	1.84	1.67
Administrator Class (WSIDX)	1-31-2013	–	–	–	-1.75	3.76	2.58	1.03	0.77
Institutional Class (WSINX)	1-31-2013	–	–	–	-1.52	3.95	2.78	0.76	0.62
Bloomberg U.S. Aggregate Bond Index[3]	–	–	–	–	-4.15	2.14	2.10 *	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 4.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
*	Based on the inception date of the oldest Fund class.
[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.02% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.
[2]	The manager has contractually committed through January 31, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.90% for Class A, 1.65% for Class C, 0.75% for Administrator Class, and 0.60% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Allspring Income Plus Fund

Performance highlights (unaudited)
Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. Loans are subject to risks similar to those associated with other below-investment-grade bond investments, such as credit risk (for example, risk of issuer default), below-investment-grade bond risk (for example, risk of greater volatility in value), and risk that the loan may become illiquid or difficult to price. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to mortgage- and asset-backed securities risk, regulatory risk, and geographic risk. Consult the Fund’s prospectus for additional information on these and other risks.

Allspring Income Plus Fund  |  7

Performance highlights (unaudited)
Ten largest holdings (%) as of March 31, 2022[1]
U.S. Treasury Note, 1.25%, 12-31-2026	1.69
VanEck Vectors JPMorgan Emerging Markets Local Currency Bond ETF	1.49
U.S. Treasury Note, 0.75%, 3-31-2026	1.39
Brazil , 0.00%, 7-1-2024	1.22
EQT Corporation , 1.75%, 5-1-2026	1.06
Goldman Sachs Mortgage Security Trust Series 2018-LUAU Class B, 1.80%, 11-15-2032	0.94
Longtrain Leasing III LLC Series 2015-1A Class A2, 4.06%, 1-15-2045	0.90
NRG Energy Incorporated , 4.45%, 6-15-2029	0.89
Taco Bell Funding LLC Series 2016-1A Class A2, 4.97%, 5-25-2046	0.87
Republic of South Africa, 10.50%, 12-21-2026	0.84
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.

Portfolio composition as of March 31, 2022[1]
[1]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

Credit quality as of March 31, 2022[1]
[1]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the portfolio with the ratings depicted in the chart are calculated based on the market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of the three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

Effective maturity distribution as of March 31, 2022[1]
[1]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

8  |  Allspring Income Plus Fund

Consolidated fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2021 to March 31, 2022.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 10-1-2021	Ending account value 3-31-2022	Consolidated expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$ 960.80	$4.40	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.44	$4.53	0.90%
Class C
Actual	$1,000.00	$ 957.27	$7.95	1.63%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.80	$8.20	1.63%
Administrator Class
Actual	$1,000.00	$ 959.96	$3.66	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.19	$3.78	0.75%
Institutional Class
Actual	$1,000.00	$ 961.96	$2.93	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.94	$3.02	0.60%
1 Consolidated expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 182 divided by 365 (to reflect the one-half-year period).

Allspring Income Plus Fund  |  9

Consolidated portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities: 8.52%
Aqua Finance Trust Series 2019-A Class A 144A	3.14%	7-16-2040	$360,500	$ 356,538
Aqua Finance Trust Series 2021-A Class A 144A	1.54	7-17-2046	693,251	660,568
Avis Budget Rental Car Funding LLC Series 2017-1A Class C 144A	4.15	9-20-2023	1,195,000	1,199,316
Brean Asset-Backed Securities Trust 2021-RM2 Class A 144A±±	1.75	10-25-2061	992,272	915,138
Cajun Global LLC Series 2021-1 Class A2 144A	3.93	11-20-2051	996,250	939,568
Coinstar Funding LLC Series 2017-1A Class A2 144A	5.22	4-25-2047	1,062,038	1,056,740
CommonBond Student Loan Trust Series 2018-CGS Class C 144A	4.35	2-25-2046	85,420	85,322
CPS Auto Receivables Trust 2021-A Class D 144A	1.16	12-15-2026	1,320,000	1,265,997
DRB Prime Student Loan Trust Series 2017-C Class C 144A	3.29	11-25-2042	295,202	295,501
Driven Brands Funding LLC Series 2019-2A Class A2 144A	3.98	10-20-2049	342,125	329,903
Dryden Senior Loan Fund Series 2017-50A Class C (3 Month LIBOR +2.25%) 144A±	2.49	7-15-2030	1,000,000	985,884
Mission Lane Master Trust Series 2021 Class A 144A	1.59	9-15-2026	1,000,000	974,982
Pagaya AI Debt Selection Trust Series 2021-3 Class B 144A	1.74	5-15-2029	1,000,000	942,196
SMB Private Education Loan Trust Series 2015-C Class C 144A	4.50	9-17-2046	290,000	288,783
SoFi Consumer Loan Program Trust Series 2018-4 Class D 144A	4.76	11-26-2027	300,000	301,821
SoFi Professional Loan Program LLC Series 2017-E Class B 144A	3.49	11-26-2040	300,000	297,309
Taco Bell Funding LLC Series 2016-1A Class A2 144A	4.97	5-25-2046	1,428,750	1,452,793
Taco Bell Funding LLC Series 2021 Class A2 144A	1.95	8-25-2051	788,025	712,686
United Airlines Pass-Through Trust Certificates Series 2020-1 Class A	5.88	4-15-2029	236,269	244,559
Wingstop Funding LLC Series 2020-1A Class A2 144A	2.84	12-5-2050	358,200	332,222
Zaxby's Funding LLC Series 2021-1A Class A2 144A	3.24	7-30-2051	696,500	642,349
Total Asset-backed securities (Cost $14,840,484)				14,280,175
Convertible debentures: 1.45%
Consumer discretionary: 0.39%
Hotels, restaurants & leisure: 0.39%
Royal Caribbean Group	4.25	6-15-2023	500,000	653,150
Energy: 1.06%
Oil, gas & consumable fuels: 1.06%
EQT Corporation	1.75	5-1-2026	750,000	1,777,500
Total Convertible debentures (Cost $1,333,167)				2,430,650
The accompanying notes are an integral part of these consolidated financial statements.

10  |  Allspring Income Plus Fund

Consolidated portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Corporate bonds and notes: 29.76%
Communication services: 4.07%
Diversified telecommunication services: 0.05%
Cablevision Lightpath LLC 144A	5.63%	9-15-2028	$100,000	$ 91,250
Entertainment: 0.75%
CEC Entertainment LLC 144A	6.75	5-1-2026	250,000	241,721
Live Nation Entertainment Incorporated 144A	5.63	3-15-2026	400,000	407,500
Seaworld Parks & Entertainment 144A	5.25	8-15-2029	635,000	605,625
				1,254,846
Media: 2.80%
CCO Holdings LLC 144A	4.25	1-15-2034	500,000	434,248
CCO Holdings LLC 144A	4.50	8-15-2030	175,000	164,201
Clear Channel Outdoor Holdings 144A	5.13	8-15-2027	60,000	59,351
Covert Mergeco Incorporated 144A	4.88	12-1-2029	355,000	338,919
CSC Holdings LLC 144A	4.63	12-1-2030	500,000	418,145
DIRECTV Holdings LLC 144A	5.75	12-1-2028	300,000	283,875
DIRECTV Holdings LLC 144A	5.88	8-15-2027	165,000	162,319
Gray Escrow II Incorporated 144A	5.38	11-15-2031	400,000	382,486
Gray Television Incorporated 144A	4.75	10-15-2030	150,000	139,313
Nexstar Broadcasting Incorporated 144A	5.63	7-15-2027	150,000	151,830
Outfront Media Capital Corporation 144A	4.63	3-15-2030	175,000	164,719
QVC Incorporated	4.38	9-1-2028	190,000	173,351
QVC Incorporated	4.75	2-15-2027	695,000	665,463
Salem Media Group Incorporated 144A	6.75	6-1-2024	95,000	93,575
Scripps Escrow II Incorporated 144A	5.38	1-15-2031	545,000	521,838
Scripps Escrow II Incorporated 144A	5.88	7-15-2027	125,000	125,095
Townsquare Media Incorporated 144A	6.88	2-1-2026	400,000	411,940
				4,690,668
Wireless telecommunication services: 0.47%
Sprint Capital Corporation	8.75	3-15-2032	305,000	410,835
T-Mobile USA Incorporated	3.50	4-15-2031	400,000	376,392
				787,227
Consumer discretionary: 2.19%
Auto components: 0.02%
Allison Transmission Incorporated 144A	5.88	6-1-2029	35,000	35,681
Automobiles: 0.24%
Ford Motor Company	3.25	2-12-2032	450,000	401,909
Diversified consumer services: 0.05%
Howard University	5.21	10-1-2052	90,000	88,131
Hotels, restaurants & leisure: 0.93%
Carnival Corporation 144A	7.63	3-1-2026	360,000	362,351
Las Vegas Sands Corporation	3.20	8-8-2024	1,000,000	954,690
Royal Caribbean Cruises Limited 144A	5.38	7-15-2027	20,000	19,216
Royal Caribbean Cruises Limited 144A	5.50	8-31-2026	125,000	121,475
Royal Caribbean Cruises Limited 144A	5.50	4-1-2028	95,000	90,564
				1,548,296
The accompanying notes are an integral part of these consolidated financial statements.

Allspring Income Plus Fund  |  11

Consolidated portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Household durables: 0.05%
Allied Universal Holdco LLC 144A	6.63%	7-15-2026	$85,000	$ 86,006
Multiline retail: 0.24%
Macy's Retail Holdings LLC 144A	5.88	4-1-2029	400,000	399,000
Specialty retail: 0.66%
Michaels Arts & Crafts Incorporated 144A	7.88	5-1-2029	400,000	342,500
NMG Holding Company Incorporated 144A	7.13	4-1-2026	500,000	513,500
Rent-A-Center Incorporated 144A	6.38	2-15-2029	275,000	251,625
				1,107,625
Consumer staples: 0.53%
Food products: 0.53%
CHS Incorporated 144A	5.25	5-15-2030	70,000	67,185
CHS Incorporated 144A	6.88	4-15-2029	400,000	393,000
Kraft Heinz Foods Company	4.88	10-1-2049	400,000	421,452
				881,637
Energy: 4.10%
Energy equipment & services: 0.78%
Bristow Group Incorporated 144A	6.88	3-1-2028	500,000	506,250
Hilcorp Energy Company 144A	5.75	2-1-2029	55,000	55,033
Hilcorp Energy Company 144A	6.00	2-1-2031	55,000	55,138
Oceaneering International Incorporated	6.00	2-1-2028	400,000	389,056
Pattern Energy Operations LP 144A	4.50	8-15-2028	300,000	295,143
				1,300,620
Oil, gas & consumable fuels: 3.32%
Aethon United 144A	8.25	2-15-2026	500,000	518,850
Antero Resources Corporation 144A	8.38	7-15-2026	23,000	25,358
Buckeye Partners LP	5.85	11-15-2043	100,000	85,244
Cheniere Energy Partners LP 144A	3.25	1-31-2032	270,000	245,508
Comstock Resources Incorporated 144A	5.88	1-15-2030	90,000	88,677
DCP Midstream Operating Company	5.13	5-15-2029	500,000	514,245
Encino Acquisition Partners Company 144A	8.50	5-1-2028	425,000	437,448
EnLink Midstream Partners LP	5.05	4-1-2045	115,000	92,863
EnLink Midstream Partners LP	5.38	6-1-2029	220,000	219,450
EnLink Midstream Partners LP	5.45	6-1-2047	85,000	71,613
Murphy Oil Corporation	5.75	8-15-2025	155,000	157,951
Murphy Oil Corporation	5.88	12-1-2027	200,000	203,500
Nabors Industries Incorporated 144A	7.38	5-15-2027	230,000	238,913
New Fortress Energy Incorporated 144A	6.50	9-30-2026	470,000	465,662
Occidental Petroleum Corporation	4.63	6-15-2045	200,000	194,000
Occidental Petroleum Corporation	6.20	3-15-2040	50,000	55,500
Occidental Petroleum Corporation	6.45	9-15-2036	420,000	493,368
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	340,000	336,080
Southwestern Energy Company	4.75	2-1-2032	100,000	99,875
Southwestern Energy Company	7.75	10-1-2027	225,000	238,219
Tallgrass Energy Partners LP 144A	6.00	12-31-2030	95,000	92,183
Veture Global LNG Incorporated 144A	3.88	11-1-2033	30,000	28,688
Western Midstream Operating LP	5.30	3-1-2048	675,000	668,250
				5,571,445
The accompanying notes are an integral part of these consolidated financial statements.

12  |  Allspring Income Plus Fund

Consolidated portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Financials: 10.03%
Banks: 2.16%
Bank of America Corporation (U.S. SOFR +0.96%) ±	1.73%	7-22-2027	$1,000,000	$ 928,685
Bank of America Corporation (3 Month LIBOR +4.55%) ±	6.30	12-29-2049	265,000	281,814
Citigroup Incorporated (5 Year Treasury Constant Maturity +3.42%) ʊ±	3.88	2-18-2026	750,000	706,875
JPMorgan Chase & Company (U.S. SOFR +3.13%) ʊ±	4.60	2-3-2025	500,000	481,875
JPMorgan Chase & Company (3 Month LIBOR +3.25%) ±	5.15	12-29-2049	350,000	351,750
JPMorgan Chase & Company (3 Month LIBOR +3.30%) ±	6.00	12-31-2049	100,000	101,250
PNC Financial Services (3 Month LIBOR +3.30%) ±	5.00	12-29-2049	250,000	250,000
Truist Financial Corporation (5 Year Treasury Constant Maturity +4.61%) ʊ±	4.95	9-2-2025	500,000	512,000
				3,614,249
Capital markets: 2.87%
Charles Schwab Corporation (5 Year Treasury Constant Maturity +4.97%) ʊ±	5.38	6-2-2025	750,000	772,500
Coinbase Global Incorporated 144A	3.63	10-1-2031	165,000	140,663
Goldman Sachs Group Incorporated (U.S. SOFR +1.25%) ±	2.38	7-21-2032	750,000	664,277
Goldman Sachs Group Incorporated (5 Year Treasury Constant Maturity +2.97%) ʊ±	3.80	5-10-2026	1,000,000	926,875
Morgan Stanley (U.S. SOFR +1.29%) ±	2.94	1-21-2033	1,500,000	1,406,607
Owl Rock Capital Corporation	2.63	1-15-2027	1,000,000	896,300
				4,807,222
Consumer finance: 1.36%
FirstCash Incorporated 144A	5.63	1-1-2030	95,000	91,280
Ford Motor Credit Company LLC	4.39	1-8-2026	175,000	174,547
Ford Motor Credit Company LLC	5.11	5-3-2029	275,000	276,631
General Motors Financial Company (5 Year Treasury Constant Maturity +5.00%) ʊ±	5.70	9-30-2030	500,000	523,850
Navient Corporation	5.00	3-15-2027	70,000	66,675
Navient Corporation	5.63	8-1-2033	100,000	84,200
PRA Group Incorporated 144A	5.00	10-1-2029	265,000	251,146
PROG Holdings Incorporated 144A	6.00	11-15-2029	85,000	78,838
Rocket Mortgage LLC 144A	2.88	10-15-2026	165,000	151,494
Rocket Mortgage LLC 144A	4.00	10-15-2033	400,000	350,360
Springleaf Finance Corporation	6.63	1-15-2028	225,000	235,688
				2,284,709
Diversified financial services: 0.38%
LPL Holdings Incorporated 144A	4.38	5-15-2031	650,000	628,514
Insurance: 2.58%
Amwins Group Incorporated 144A	4.88	6-30-2029	80,000	76,802
Broadstreet Partners Incorporated 144A	5.88	4-15-2029	500,000	466,250
Guardian Life Insurance Company 144A	4.85	1-24-2077	200,000	228,182
HUB International Limited 144A	5.63	12-1-2029	30,000	28,650
HUB International Limited 144A	7.00	5-1-2026	45,000	45,520
The accompanying notes are an integral part of these consolidated financial statements.

Allspring Income Plus Fund  |  13

Consolidated portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Insurance (continued)
Maple Grove Funding Trust 144A	4.16%	8-15-2051	$900,000	$ 811,442
Markel Corporation (5 Year Treasury Constant Maturity +5.66%) ʊ±	6.00	6-2-2025	1,000,000	1,035,000
MetLife Incorporated	6.40	12-15-2066	1,200,000	1,292,160
OneAmerica Financial Partners Incorporated 144A	4.25	10-15-2050	70,000	67,385
Prudential Financial Incorporated (5 Year Treasury Constant Maturity +3.04%) ±	3.70	10-1-2050	270,000	247,428
Ryan Specialty Group LLC 144A	4.38	2-1-2030	35,000	33,075
				4,331,894
Mortgage REITs: 0.17%
Starwood Property Trust Incorporated 144A	4.38	1-15-2027	300,000	291,000
Thrifts & mortgage finance: 0.51%
Ladder Capital Finance Holdings LP 144A	4.25	2-1-2027	350,000	335,427
Ladder Capital Finance Holdings LP 144A	4.75	6-15-2029	50,000	47,156
Ladder Capital Finance Holdings LP 144A	5.25	10-1-2025	120,000	119,550
United Wholesale Mortgage LLC 144A	5.50	4-15-2029	400,000	356,408
				858,541
Health care: 0.50%
Health care equipment & supplies: 0.08%
Mozart Debt Merger Sub Incorporated 144A	5.25	10-1-2029	150,000	139,451
Health care providers & services: 0.42%
AdaptHealth LLC 144A	4.63	8-1-2029	45,000	41,063
Air Methods Corporation 144A	8.00	5-15-2025	385,000	333,025
Select Medical Corporation 144A	6.25	8-15-2026	205,000	212,224
Vizient Incorporated 144A	6.25	5-15-2027	105,000	108,150
				694,462
Industrials: 3.27%
Aerospace & defense: 0.17%
TransDigm Group Incorporated	4.88	5-1-2029	300,000	281,181
Airlines: 1.25%
Alaska Airlines 144A	4.80	2-15-2029	7	7
Delta Air Lines Incorporated 144A	4.75	10-20-2028	150,000	151,148
Delta Airlines Pass-Through Certificates Series 2015-B	4.25	1-30-2025	452,287	453,088
Hawaiian Brand Intellectual Property Limited 144A	5.75	1-20-2026	395,000	395,225
Mileage Plus Holdings LLC 144A	6.50	6-20-2027	750,000	781,875
Spirit Loyalty Cayman Limited 144A	8.00	9-20-2025	300,000	319,500
				2,100,843
Commercial services & supplies: 0.77%
Allied Universal Holdco LLC 144A	6.00	6-1-2029	400,000	352,866
CoreCivic Incorporated	8.25	4-15-2026	910,000	937,300
				1,290,166
Industrial conglomerates: 0.57%
General Electric Company (3 Month LIBOR +3.33%) ±	4.16	12-29-2049	1,000,000	958,750
The accompanying notes are an integral part of these consolidated financial statements.

14  |  Allspring Income Plus Fund

Consolidated portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Road & rail: 0.07%
Uber Technologies Incorporated 144A	4.50%	8-15-2029	$120,000	$ 112,500
Trading companies & distributors: 0.35%
Fortress Transportation & Infrastructure Investors LLC 144A	5.50	5-1-2028	430,000	390,935
Fortress Transportation & Infrastructure Investors LLC 144A	6.50	10-1-2025	199,000	197,508
				588,443
Transportation infrastructure: 0.09%
Toll Road Investors Partnership II LP 144A¤	0.00	2-15-2027	200,000	156,482
Information technology: 1.18%
Communications equipment: 0.33%
CIENA Corporation 144A	4.00	1-31-2030	165,000	158,813
CommScope Technologies LLC 144A	5.00	3-15-2027	200,000	173,715
CommScope Technologies LLC 144A	8.25	3-1-2027	225,000	218,813
				551,341
IT services: 0.10%
Sabre GLBL Incorporated 144A	7.38	9-1-2025	15,000	15,663
Sabre GLBL Incorporated 144A	9.25	4-15-2025	135,000	149,666
				165,329
Software: 0.30%
MPH Acquisition Holdings LLC 144A	5.50	9-1-2028	105,000	100,655
MPH Acquisition Holdings LLC 144A	5.75	11-1-2028	440,000	397,289
				497,944
Technology hardware, storage & peripherals: 0.45%
Western Digital Corporation	4.75	2-15-2026	750,000	761,745
Materials: 0.59%
Containers & packaging: 0.38%
Ball Corporation	2.88	8-15-2030	400,000	358,618
Clydesdale Acquisition Holdings Incorporated 144A%%	8.75	4-15-2030	300,000	282,375
				640,993
Metals & mining: 0.21%
Arches Buyer Incorporated 144A	6.13	12-1-2028	80,000	73,948
Cleveland-Cliffs Incorporated	5.88	6-1-2027	275,000	282,074
				356,022
Real estate: 1.48%
Equity REITs: 1.48%
EPR Properties	3.75	8-15-2029	500,000	468,030
GLP Capital LP	4.00	1-15-2031	1,000,000	969,880
Service Properties Trust Company	3.95	1-15-2028	50,000	42,502
Service Properties Trust Company	4.38	2-15-2030	50,000	41,507
Service Properties Trust Company	4.75	10-1-2026	25,000	22,875
Service Properties Trust Company	4.95	2-15-2027	325,000	300,333
Service Properties Trust Company	5.25	2-15-2026	50,000	46,875
The accompanying notes are an integral part of these consolidated financial statements.

Allspring Income Plus Fund  |  15

Consolidated portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal		Value
Equity REITs (continued)
Simon Property Group LP	3.80%	7-15-2050		$120,000	$ 118,337
WEA Finance LLC 144A	4.75	9-17-2044		500,000	470,595
					2,480,934
Utilities: 1.82%
Electric utilities: 1.58%
NRG Energy Incorporated 144A	4.45	6-15-2029		1,500,000	1,500,614
Oglethorpe Power Corporation	4.25	4-1-2046		400,000	380,098
The Southern Company (5 Year Treasury Constant Maturity +3.73%) ±	4.00	1-15-2051		500,000	483,750
Vistra Operations Company LLC 144A	4.38	5-1-2029		300,000	283,500
					2,647,962
Independent power & renewable electricity producers: 0.24%
NSG Holdings LLC 144A	7.75	12-15-2025		46,471	47,401
TerraForm Power Operating LLC 144A	4.75	1-15-2030		369,000	359,886
					407,287
Total Corporate bonds and notes (Cost $51,207,244)					49,892,305
Foreign corporate bonds and notes : 9.47%
Communication services: 0.84%
Media: 0.84%
SES SA Company (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +3.19%) ʊ±	2.88	5-27-2026	EUR	575,000	588,784
Tele Columbus AG 144A	3.88	5-2-2025	EUR	510,000	522,731
Ziggo Bond Company BV 144A	3.38	2-28-2030	EUR	300,000	292,880
					1,404,395
Consumer discretionary: 1.41%
Auto components: 0.81%
Adient Global Holdings 144A	3.50	8-15-2024	EUR	515,000	558,438
Adler Pelzer Holding GmbH 144A	4.13	4-1-2024	EUR	800,000	803,509
					1,361,947
Automobiles: 0.34%
Peugeot SA Company	2.00	3-20-2025	EUR	500,000	565,082
Diversified consumer services: 0.26%
Intertrust Group BV 144A	3.38	11-15-2025	EUR	400,000	441,040
Consumer staples: 2.10%
Food & staples retailing: 1.11%
Casino Guichard Perracho SA	3.58	2-7-2025	EUR	400,000	383,426
Foodco Bondco SL 144A	6.25	5-15-2026	EUR	400,000	384,975
Iceland Bondco plc 144A	4.38	5-15-2028	GBP	1,000,000	1,096,535
					1,864,936
The accompanying notes are an integral part of these consolidated financial statements.

16  |  Allspring Income Plus Fund

Consolidated portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal		Value
Food products: 0.53%
Danone SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +1.43%) ʊ±	1.75%	3-23-2023	EUR	400,000	$ 444,876
Sigma Holdings Company BV 144A	5.75	5-15-2026	EUR	500,000	450,154
					895,030
Tobacco: 0.46%
BAT International Finance plc	2.25	1-16-2030	EUR	750,000	764,029
Energy: 0.58%
Oil, gas & consumable fuels: 0.58%
Eni SpA	1.13	9-19-2028	EUR	800,000	849,481
TotalEnergies SE (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +3.78%) ±	3.88	12-29-2049	EUR	100,000	110,968
					960,449
Financials: 2.33%
Banks: 1.43%
Asian Development Bank	6.20	10-6-2026	INR	18,450,000	238,833
Bankia SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +5.82%) ʊ±	6.00	7-18-2022	EUR	600,000	669,558
Caixa Geral de Depositos SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +5.50%) ±	5.75	6-28-2028	EUR	400,000	460,940
Permanent TSB Group (EUR Swap Annual (vs. 6 Month EURIBOR) 1 Year +2.55%) ±	2.13	9-26-2024	EUR	600,000	653,800
Raiffeisen Bank International AG (EURIBOR ICE Swap Rate 11:00am +1.60%) ±	1.38	6-17-2033	EUR	400,000	376,687
					2,399,818
Capital markets: 0.35%
International Finance Corporation	6.30	11-25-2024	INR	45,000,000	589,677
Consumer finance: 0.29%
Cellnex Finance Company SA	2.00	9-15-2032	EUR	500,000	476,252
Thrifts & mortgage finance: 0.26%
Deutsche Pfandbriefbank AG (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +2.75%) ±	2.88	6-28-2027	EUR	400,000	436,008
Health care: 0.47%
Pharmaceuticals: 0.47%
Takeda Pharmaceutical Company Limited	2.00	7-9-2040	EUR	750,000	783,913
Industrials: 0.69%
Commercial services & supplies: 0.56%
Paprec Holding SA 144A	4.00	3-31-2025	EUR	450,000	499,530
Prosegur Cash SA	1.38	2-4-2026	EUR	400,000	434,302
					933,832
Electrical equipment: 0.13%
Gamma Bidco SpA 144A	6.25	7-15-2025	EUR	200,000	223,186
Materials: 0.30%
Containers & packaging: 0.30%
Can-Pack SA 144A	2.38	11-1-2027	EUR	500,000	507,492
The accompanying notes are an integral part of these consolidated financial statements.

Allspring Income Plus Fund  |  17

Consolidated portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal		Value
Real estate: 0.75%
Equity REITs: 0.58%
Aedas Homes Opco SLU 144A	4.00%	8-15-2026	EUR	500,000	$ 542,118
Unibail-Rodamco-Westfield SE (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +1.68%) ʊ±	2.13	10-25-2023	EUR	400,000	433,743
					975,861
Real estate management & development: 0.17%
Akelius Residential Property AB (EURIBOR ICE Swap Rate 11:00am +3.49%) ±	3.88	10-5-2078	EUR	251,000	285,305
Total Foreign corporate bonds and notes (Cost $17,065,505)					15,868,252
Foreign government bonds : 4.63%
Brazil ¤	0.00	1-1-2024	BRL	7,000,000	1,203,383
Brazil ¤	0.00	7-1-2024	BRL	12,500,000	2,047,545
Colombia	7.00	5-4-2022	COP	2,000,000,000	530,766
Indonesia	6.50	6-15-2025	IDR	13,500,000,000	978,730
Mexico	6.50	6-9-2022	MXN	13,260,000	665,233
Mexico	6.50	6-9-2022	MXN	7,600,000	381,280
Republic of South Africa	8.75	2-28-2048	ZAR	9,100,000	521,619
Republic of South Africa	10.50	12-21-2026	ZAR	19,000,000	1,417,020
Russia	6.50	2-28-2024	RUB	35,000,000	12,923
Total Foreign government bonds (Cost $8,268,308)					7,758,499

	Shares
Investment companies: 2.03%
Exchange-traded funds: 2.03%
Invesco Taxable Municipal Bond ETF	30,600	907,902
VanEck Vectors JPMorgan Emerging Markets Local Currency Bond ETF	92,700	2,501,973
Total Investment companies (Cost $3,793,000)		3,409,875

			Principal
Loans: 4.61%
Communication services: 1.10%
Diversified telecommunication services: 0.29%
Intelsat Jackson Holdings SA (U.S. SOFR +4.25%) <±	4.92	2-1-2029	$498,750	489,867
Media: 0.81%
Charter Communications Operating LLC (1 Month LIBOR +1.75%) ±	2.21	4-30-2025	482,368	479,956
Clear Channel Outdoor Holdings (1 Month LIBOR +3.50%) ±	3.80	8-21-2026	362,387	355,864
DIRECTV Financing LLC (1 Month LIBOR +5.00%) ±	5.75	8-2-2027	382,000	381,156
The accompanying notes are an integral part of these consolidated financial statements.

18  |  Allspring Income Plus Fund

Consolidated portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Media (continued)
Gray Television Incorporated (3 Month LIBOR +2.50%) ±	2.73%	1-2-2026	$84,964	$ 84,221
Nexstar Broadcasting Incorporated (3 Month LIBOR +2.25%) ±	2.71	1-17-2024	56,234	55,902
				1,357,099
Consumer discretionary: 0.63%
Auto components: 0.23%
Truck Hero Incorporated (1 Month LIBOR +3.25%) ±	4.00	1-31-2028	396,992	384,090
Household durables: 0.17%
Wilsonart LLC (1 Month LIBOR +3.25%) ±	4.26	12-31-2026	296,252	288,265
Specialty retail: 0.23%
Rent-A-Center Incorporated (1 Month LIBOR +3.25%) ±	3.81	2-17-2028	397,000	388,318
Energy: 0.52%
Oil, gas & consumable fuels: 0.52%
AL NGPL Holdings LLC (1 Month LIBOR +3.75%) ‡±	4.75	4-14-2028	382,190	379,565
GIP II Blue Holdings LP (1 Month LIBOR +4.50%) ±	5.51	9-29-2028	498,750	496,256
				875,821
Financials: 0.29%
Capital markets: 0.12%
Nexus Buyer LLC (1 Month LIBOR +3.75%) ±	4.21	11-9-2026	195,500	193,398
Diversified financial services: 0.00%
Intelsat Jackson Holdings SA (1 Month LIBOR +5.75%) ±	8.25	11-27-2023	483	474
Insurance: 0.17%
Asurion LLC (1 Month LIBOR +5.25%) ‡±	5.71	1-31-2028	170,000	166,430
Asurion LLC (1 Month LIBOR +5.25%) ‡±	5.71	1-20-2029	130,000	126,913
				293,343
Health care: 0.37%
Health care equipment & supplies: 0.24%
Surgery Center Holdings Incorporated (1 Month LIBOR +3.75%) ±	4.50	8-31-2026	397,000	393,479
Pharmaceuticals: 0.13%
Bausch Health Companies Incorporated (3 Month LIBOR +3.00%) ±	3.46	6-2-2025	225,341	223,275
Industrials: 1.03%
Airlines: 0.58%
AAdvantage Loyalty IP Limited (1 Month LIBOR +4.75%) ‡±	5.50	4-20-2028	266,000	269,075
Mileage Plus Holdings LLC (1 Month LIBOR +5.25%) ±	6.25	6-21-2027	675,000	699,469
				968,544
The accompanying notes are an integral part of these consolidated financial statements.

Allspring Income Plus Fund  |  19

Consolidated portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Commercial services & supplies: 0.27%
Polaris Newco LLC (1 Month LIBOR +4.00%) ±	4.50%	6-2-2028	$457,750	$ 453,973
Machinery: 0.18%
Werner FinCo LP (3 Month LIBOR +4.00%) ±	5.01	7-24-2024	305,995	302,681
Information technology: 0.24%
Software: 0.24%
Emerald Topco Incorporated (1 Month LIBOR +3.50%) ±	3.80	7-24-2026	310,829	306,313
MPH Acquisition Holdings LLC (1 Month LIBOR +4.25%) ±	4.76	9-1-2028	100,000	96,988
				403,301
Materials: 0.15%
Paper & forest products: 0.15%
Vertical US Newco Incorporated (1 Month LIBOR +3.50%) ±	4.02	7-30-2027	246,891	244,269
Real estate: 0.28%
Equity REITs: 0.28%
The Geo Group Incorporated (3 Month LIBOR +2.00%) <±	2.75	3-22-2024	497,380	463,126
Total Loans (Cost $7,820,519)				7,723,323
Municipal obligations: 0.09%
Illinois: 0.04%
GO revenue: 0.04%
Chicago IL Refunding Bonds Taxable Project Series E	6.05	1-1-2029	5,000	5,146
Chicago IL Refunding Bonds Taxable Project Series E	6.05	1-1-2029	50,000	52,754
				57,900
Kansas: 0.01%
Health revenue: 0.01%
Kansas Development Finance Authority Village Shalom Project Series 2018-B	4.00	11-15-2025	25,000	24,110
Maryland: 0.04%
Education revenue: 0.04%
Maryland Health & HEFAR Green Street Academy Series B 144A	6.75	7-1-2023	65,000	64,676
Total Municipal obligations (Cost $144,428)				146,686
Non-agency mortgage-backed securities: 13.77%
AFN LLC Series 2019-1A Class A2 144A	4.46	5-20-2049	697,054	692,068
APEX Credit CLO LLC Series 2017 Class 2A (3 Month LIBOR +1.60%) 144A±	2.53	9-20-2029	1,000,000	986,983
Apidos CLO Series 2019 Class 3-1-A (3 Month LIBOR +3.10%) 144A±	3.34	4-15-2031	500,000	489,499
BB-UBS Trust Series 2012-TFT Class C 144A±±	3.56	6-5-2030	150,000	134,329
The accompanying notes are an integral part of these consolidated financial statements.

20  |  Allspring Income Plus Fund

Consolidated portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
Bojangles Issuer LLC Series 2020-1A Class A2 144A	3.83%	10-20-2050	$705,000	$ 689,302
BX Trust Series 2019-11 Class D 144A±±	4.08	12-9-2041	500,000	463,975
BX Trust Series 2021-ARIA Class D (1 Month LIBOR +1.90%) 144A±	2.29	10-15-2036	550,000	537,570
Carlyle Global Market Series 2016-1A Class R2 (3 Month LIBOR +3.35%) 144A±	3.60	4-20-2034	1,000,000	989,517
Carlyle Global Market Series 2017-2A Class R2 (3 Month LIBOR +1.60%) 144A±	1.85	7-20-2031	750,000	737,707
Cascade Funding Mortgage Trust Series 2021-HB7 Class M2 144A±±	2.68	10-27-2031	1,000,000	960,237
CFCRE Commercial Mortgage Trust Series 2016-C7 Class AM	4.16	12-10-2054	400,000	400,484
CIFC Funding Limited Series 2018-1A Class B (3 Month LIBOR +1.40%) 144A±	1.64	4-18-2031	1,000,000	988,300
Foundation Finance Trust Series 2019-1A Class A 144A	3.86	11-15-2034	278,917	281,613
FREMF Mortgage Trust Series 2017-K724 Class B 144A±±	3.53	12-25-2049	400,000	400,388
FREMF Mortgage Trust Series 2020-KF76 Class B (1 Month LIBOR +2.75%) 144A±	2.99	1-25-2030	366,896	363,444
FS Rialto Issuer Limited Series 2021-FL3 Class B (1 Month LIBOR +1.80%) 144A±	2.23	11-16-2036	1,000,000	982,673
Goldman Sachs Mortgage Security Trust Series 2018-LUAU Class B (1 Month LIBOR +1.40%) 144A±	1.80	11-15-2032	1,600,000	1,575,863
JPMorgan Chase & Company Series 2017-6 Class B 144A±±	3.79	12-25-2048	454,963	416,775
Longtrain Leasing III LLC Series 2015-1A Class A2 144A	4.06	1-15-2045	1,568,304	1,503,721
MED Trust Series 2021-MDLN Class B (1 Month LIBOR +1.45%) 144A±	1.85	11-15-2038	1,000,000	982,122
MF1 Multifamily Housing Mortgage Loan Trust Series 2021-FL7 Class C (1 Month LIBOR +2.05%) 144A±	2.48	10-16-2036	1,000,000	970,244
MFRA Trust Series 2020-NQM3 Class M1 144A±±	2.65	1-26-2065	1,000,000	977,626
NBC Funding LLC Series 2021 Class A2 144A	2.99	7-30-2051	995,000	926,831
Neuberger Berman CLO Limited Series 2017-25A Class BR (3 Month LIBOR +1.35%) 144A±	1.59	10-18-2029	250,000	247,601
OneMain Financial Issuance Trust Series 2019-1A Class D 144A	4.22	2-14-2031	1,100,000	1,101,517
Oxford Finance Funding Trust Series 2019-1A Class A2 144A	4.46	2-15-2027	514,703	518,810
Residential Mortgage Loan Trust Series 2019-3 Class A3 144A±±	3.04	9-25-2059	352,187	347,260
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE Class D 144A±±	4.39	1-5-2043	700,000	472,761
Store Master Funding LLC Series 2014-1A Class A2 144A	5.00	4-20-2044	96,083	96,209
TRK Toorak Mortgage Corporation Series 2021-INV2 Class A2 144A±±	2.12	11-25-2056	966,257	919,087
The accompanying notes are an integral part of these consolidated financial statements.

Allspring Income Plus Fund  |  21

Consolidated portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
Verus Securitization Trust Series 2021-8 Class A2 144A±±	2.29%	11-25-2066	$1,424,471	$ 1,361,032
Verus Securitization Trust Series 2021-R3 Class A2 144A±±	1.28	4-25-2064	593,481	572,619
Total Non-agency mortgage-backed securities (Cost $23,805,309)				23,088,167
U.S. Treasury securities: 5.66%
U.S. Treasury Bond	1.88	2-15-2041	450,000	400,693
U.S. Treasury Note ##	0.13	1-15-2024	1,150,000	1,106,561
U.S. Treasury Note	0.75	3-31-2026	2,500,000	2,331,348
U.S. Treasury Note	1.25	12-31-2026	3,000,000	2,834,399
U.S. Treasury Note	1.50	1-31-2027	140,000	133,788
U.S. Treasury Note	1.88	2-28-2027	320,000	311,425
U.S. Treasury Note	2.00	8-15-2051	45,000	40,598
U.S. Treasury Note	2.25	5-15-2041	435,000	410,650
U.S. Treasury Note	2.25	2-15-2052	1,000,000	959,063
U.S. Treasury Note	2.38	2-15-2042	1,000,000	964,531
Total U.S. Treasury securities (Cost $9,729,005)				9,493,056
Yankee corporate bonds and notes: 10.18%
Communication services: 0.23%
Wireless telecommunication services: 0.23%
VMED O2 UK Financing I plc 144A	4.75	7-15-2031	400,000	377,000
Consumer discretionary: 0.23%
Internet & direct marketing retail: 0.23%
Prosus NV 144A	4.03	8-3-2050	500,000	377,358
Consumer staples: 0.56%
Beverages: 0.56%
Coca-Cola Icecek AS 144A	4.50	1-20-2029	1,000,000	939,891
Energy: 1.34%
Energy equipment & services: 0.15%
Nabors Industries Limited 144A	7.25	1-15-2026	250,000	250,000
Oil, gas & consumable fuels: 1.19%
BP Capital Markets plc (5 Year Treasury Constant Maturity +4.40%) ʊ±	4.88	3-22-2030	325,000	325,813
Comision Federal de Electricidad 144A	3.35	2-9-2031	200,000	175,002
Enbridge Incorporated (5 Year Treasury Constant Maturity +5.31%) ±	5.75	7-15-2080	1,000,000	1,035,000
Northriver Midstream Finance LP 144A	5.63	2-15-2026	220,000	219,064
Petroleos Mexicanos	6.70	2-16-2032	250,000	237,500
				1,992,379
Financials: 5.97%
Banks: 3.88%
African Export Import Bank 144A	3.80	5-17-2031	200,000	184,260
Banco de Bogota SA 144A	6.25	5-12-2026	400,000	409,000
Banco do Brasil SA 144A	4.88	1-11-2029	375,000	377,066
The accompanying notes are an integral part of these consolidated financial statements.

22  |  Allspring Income Plus Fund

Consolidated portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks (continued)
Banco Internacional del Peru 144A	3.25%	10-4-2026	$525,000	$ 518,443
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity +4.64%) 144Aʊ±	5.88	1-24-2027	750,000	693,750
Credit Agricole SA (USD Swap Semi Annual (vs. 3 Month LIBOR) 5 Year +6.19%) 144Aʊ±	8.13	12-23-2025	1,000,000	1,111,920
Deutsche Bank AG (USD ICE Swap Rate 11:00am NY 5 Year +2.55%) ±	4.88	12-1-2032	500,000	479,970
Intesa Sanpaolo SpA 144A	5.71	1-15-2026	635,000	648,683
Itau Unibanco Holding SA 144A	3.25	1-24-2025	800,000	794,560
NatWest Group plc (5 Year Treasury Constant Maturity +5.63%) ʊ±	6.00	12-29-2025	700,000	714,805
Unicredit SpA (5 Year Treasury Constant Maturity +4.75%) 144A±	5.46	6-30-2035	600,000	573,328
				6,505,785
Capital markets: 0.52%
Credit Suisse Group AG (U.S. SOFR +0.98%) 144A±	1.31	2-2-2027	250,000	223,599
Credit Suisse Group AG (5 Year Treasury Constant Maturity +4.89%) 144Aʊ±	5.25	2-11-2027	500,000	462,500
UBS Group AG (5 Year Treasury Constant Maturity +3.40%) 144Aʊ±	4.88	2-12-2027	200,000	192,940
				879,039
Consumer finance: 0.21%
Unifin Financiera SAB de CV 144A	9.88	1-28-2029	600,000	352,860
Diversified financial services: 0.72%
Castlelake Aviation Finance 144A	5.00	4-15-2027	105,000	93,713
DAE Funding LLC 144A	3.38	3-20-2028	200,000	187,000
Doric Nimrod Air Alpha Pass-Through Trust Certificates Series 2013-1 Class A 144A	5.25	5-30-2025	932,270	925,944
				1,206,657
Insurance: 0.64%
Swiss Re Finance (Luxembourg) SA (5 Year Treasury Constant Maturity +3.58%) 144A±	5.00	4-2-2049	800,000	828,000
Validus Holdings Limited	8.88	1-26-2040	160,000	237,084
				1,065,084
Health care: 0.62%
Biotechnology: 0.28%
Grifols Escrow Issuer SA 144A	4.75	10-15-2028	500,000	470,625
Pharmaceuticals: 0.34%
Bausch Health Companies Incorporated 144A	5.25	1-30-2030	600,000	471,324
Bausch Health Companies Incorporated 144A	6.25	2-15-2029	125,000	102,500
				573,824
The accompanying notes are an integral part of these consolidated financial statements.

Allspring Income Plus Fund  |  23

Consolidated portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrials: 0.86%
Airlines: 0.64%
Air Canada Pass-Through Trust Series 2020-1 Class C 144A	10.50%	7-15-2026	$500,000	$ 577,629
VistaJet 144A	6.38	2-1-2030	520,000	489,250
				1,066,879
Trading companies & distributors: 0.22%
Carlyle Aviation Elevate Merger Subsidiary Limited 144A	7.00	10-15-2024	420,000	376,660
Materials: 0.11%
Containers & packaging: 0.11%
Ardagh Packaging Finance plc 144A	5.25	8-15-2027	200,000	184,875
Utilities: 0.26%
Electric utilities: 0.26%
Comision Federal de Electricidad Company 144A	3.88	7-26-2033	500,000	437,500
Total Yankee corporate bonds and notes (Cost $17,819,373)				17,056,416
Yankee government bonds: 2.24%
Commonwealth of Bahamas 144A	6.00	11-21-2028	785,000	607,402
Dominican Republic 144A	4.50	1-30-2030	200,000	183,502
Dominican Republic 144A	4.88	9-23-2032	200,000	181,002
Dominican Republic 144A	5.50	2-22-2029	200,000	197,500
Mongolia Government	5.63	5-1-2023	200,000	200,999
Provincia de Cordoba 144A	6.98	12-10-2025	254,472	198,310
Provincia de Cordoba (PIK at 6.88%) 144A¥	5.00	2-1-2029	557,619	339,534
Provincia de Santa Fe	7.00	3-23-2023	175,059	162,586
Republic of Angola	9.50	11-12-2025	400,000	437,376
Sultanate of Oman 144A	6.25	1-25-2031	300,000	317,502
United Mexican States	4.28	8-14-2041	1,000,000	932,170
Total Yankee government bonds (Cost $4,037,441)				3,757,883

		Yield	Shares
Short-term investments: 7.01%
Investment companies: 7.01%
Allspring Government Money Market Fund Select Class ♠∞##*		0.18	8,876,601	8,876,601
Securities Lending Cash Investments LLC ♠∩∞		0.40	2,871,098	2,871,098
Total Short-term investments (Cost $11,747,699)				11,747,699
Total investments in securities (Cost $171,611,482)	99.42%			166,652,986
Other assets and liabilities, net	0.58			978,250
Total net assets	100.00%			$167,631,236

The accompanying notes are an integral part of these consolidated financial statements.

24  |  Allspring Income Plus Fund

Consolidated portfolio of investments—March 31, 2022 (unaudited)

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±±	The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
<	All or a portion of the position represents an unfunded loan commitment. The rate represents the current interest rate if the loan is partially funded.
‡	Security is valued using significant unobservable inputs.
##	All or a portion of this security is segregated for when-issued securities and unfunded loans.
¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both. The rate shown is the rate in effect at period end.
*	A portion of the holding represents an investment held in Strategic Income Special Investment (Cayman) Ltd., the consolidated entity.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
%%	The security is purchased on a when-issued basis.

Abbreviations:
BRL	Brazilian real
COP	Colombian peso
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GBP	Great British pound
GO	General obligation
HEFAR	Higher Education Facilities Authority Revenue
IDR	Indonesian rupiah
INR	Indian rupee
LIBOR	London Interbank Offered Rate
MXN	Mexican peso
REIT	Real estate investment trust
RUB	Russian ruble
SOFR	Secured Overnight Financing Rate
ZAR	South African rand
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$7,284,117	$63,360,828	$(61,768,344)	$0	$0	$ 8,876,601	8,876,601	$ 1,839
Securities Lending Cash Investments LLC	7,560,711	27,686,882	(32,376,495)	0	0	2,871,098	2,871,098	1,017 #
				$0	$0	$11,747,699		$2,856

#	Amount shown represents income before fees and rebates.
The accompanying notes are an integral part of these consolidated financial statements.

Allspring Income Plus Fund  |  25

Consolidated portfolio of investments—March 31, 2022 (unaudited)

Forward foreign currency contracts
Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
2,150,000,000 COP	566,073 USD	Morgan Stanley Incorporated	4-8-2022	$ 3,442	$ 0
531,652 USD	2,150,000,000 COP	Morgan Stanley Incorporated	4-8-2022	0	(37,863)
557,949 USD	2,150,000,000 COP	Morgan Stanley Incorporated	7-8-2022	0	(4,031)
17,816,192 USD	16,170,000 EUR	Citibank National Association	6-30-2022	0	(133,701)
7,950,000,000 IDR	554,780 USD	Morgan Stanley Incorporated	4-8-2022	0	(1,345)
550,108 USD	7,950,000,000 IDR	Morgan Stanley Incorporated	4-8-2022	0	(3,327)
551,815 USD	7,950,000,000 IDR	Morgan Stanley Incorporated	7-8-2022	552	0
1,058,172 USD	21,410,000 MXN	Citibank National Association	6-30-2022	0	(1,727)
1,280,585 USD	975,000 GBP	Citibank National Association	6-30-2022	132	0
3,000,000 RUB	39,637 USD	Morgan Stanley Incorporated	4-8-2022	0	(2,804)
494,658 USD	37,500,000 RUB	Morgan Stanley Incorporated	4-8-2022	34,240	0
2,078,838 USD	31,795,000 ZAR	Citibank National Association	6-30-2022	0	(73,287)
				$38,366	$(258,085)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year U.S. Treasury Notes	12	6-21-2022	$ 1,528,520	$ 1,474,500	$ 0	$ (54,020)
2-Year U.S. Treasury Notes	65	6-30-2022	13,943,655	13,774,922	0	(168,733)
5-Year U.S. Treasury Notes	161	6-30-2022	18,897,633	18,464,688	0	(432,945)
Short
Euro-Bund Futures	(83)	6-8-2022	(15,258,308)	(14,567,960)	690,348	0
U.S. Long Term Bonds	(11)	6-21-2022	(1,696,711)	(1,650,688)	46,023	0
U.S. Ultra Treasury Bonds	(6)	6-21-2022	(1,099,675)	(1,062,750)	36,925	0
					$773,296	$(655,698)
Centrally cleared credit default swap contracts
Reference index	Fixed rate received	Payment frequency	Maturity date	Notional amount		Value	Premiums paid (received)	Unrealized gains	Unrealized losses
Buy Protection
Markit iTraxx Europe Crossover*	5.00%	Quarterly	6-20-2026	EUR	3,000,000	$ 270,249	$360,321	$0	$ (90,072)
Sell Protection
Markit CDX Emerging Markets Index*	1.00	Quarterly	6-20-2026	USD	1,000,000	(75,352)	(24,589)	0	(50,763)
Markit iTraxx Europe Subordinated Financial Index*	1.00	Quarterly	6-20-2026	EUR	12,000,000	(157,123)	(37,052)	0	(120,071)
								$0	$(260,906)

*	Represents an investment held in Strategic Income Special Investment (Cayman) Ltd., the consolidated entity.
The accompanying notes are an integral part of these consolidated financial statements.

26  |  Allspring Income Plus Fund

Consolidated statement of assets and liabilities—March 31, 2022 (unaudited)

Assets
Investments in unaffiliated securities (including $2,813,537 of securities loaned), at value (cost $159,863,783)	$ 154,905,287
Investments in affiliated securities, at value (cost $11,747,699)	11,747,699
Cash at broker segregated for futures contracts	1,459,000
Segregated cash for swap contracts	1,220,698
Foreign currency, at value (cost $737,311)	807,059
Receivable for interest	1,534,455
Receivable for daily variation margin on centrally cleared swap contracts	1,138,445
Receivable for investments sold	380,690
Receivable for Fund shares sold	356,374
Unrealized gains on forward foreign currency contracts	38,366
Receivable for daily variation margin on open futures contracts	36,305
Receivable for securities lending income, net	1,638
Prepaid expenses and other assets	73,823
Total assets	173,699,839
Liabilities
Payable upon receipt of securities loaned	2,870,737
Payable for daily variation margin on centrally cleared swaps	1,145,863
Payable for investments purchased	1,045,494
Overdraft due to custodian bank	309,500
Unrealized losses on forward foreign currency contracts	258,085
Payable for daily variation margin on open futures contracts	159,105
Management fee payable	51,456
Payable for Fund shares redeemed	39,065
Administration fees payable	12,524
Trustees’ fees and expenses payable	2,854
Distribution fee payable	770
Accrued expenses and other liabilities	173,150
Total liabilities	6,068,603
Total net assets	$167,631,236
Net assets consist of
Paid-in capital	$ 172,985,618
Total distributable loss	(5,354,382)
Total net assets	$167,631,236
Computation of net asset value and offering price per share
Net assets – Class A	$ 15,620,694
Shares outstanding – Class A1	1,685,764
Net asset value per share – Class A	$9.27
Maximum offering price per share – Class A2	$9.66
Net assets – Class C	$ 1,417,233
Shares outstanding – Class C1	152,265
Net asset value per share – Class C	$9.31
Net assets – Administrator Class	$ 2,176,316
Shares outstanding – Administrator Class[1]	233,058
Net asset value per share – Administrator Class	$9.34
Net assets – Institutional Class	$ 148,416,993
Shares outstanding – Institutional Class[1]	16,044,463
Net asset value per share – Institutional Class	$9.25
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/96 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these consolidated financial statements.

Allspring Income Plus Fund  |  27

Consolidated statement of operations— six months ended March 31, 2022 (unaudited)

Investment income
Interest (net of foreign withholding taxes of $4,446)	$ 3,072,926
Dividends	98,816
Income from affiliated securities	9,606
Total investment income	3,181,348
Expenses
Management fee	467,645
Administration fees
Class A	9,842
Class C	1,169
Administrator Class	2,587
Institutional Class	63,685
Shareholder servicing fees
Class A	15,378
Class C	1,750
Administrator Class	6,468
Distribution fee
Class C	5,230
Custody and accounting fees	18,712
Professional fees	39,055
Registration fees	35,605
Shareholder report expenses	19,997
Trustees’ fees and expenses	10,683
Other fees and expenses	4,266
Total expenses	702,072
Less: Fee waivers and/or expense reimbursements
Fund-level	(132,607)
Class A	(2,116)
Class C	(54)
Administrator Class	(3,065)
Net expenses	564,230
Net investment income	2,617,118
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	294,101
Forward foreign currency contracts	1,313,151
Futures contracts	(147,823)
Swap contracts	144,184
Net realized gains on investments	1,603,613
Net change in unrealized gains (losses) on
Unaffiliated securities	(9,928,313)
Forward foreign currency contracts	(653,463)
Futures contracts	(251,917)
Swap contracts	(298,475)
Net change in unrealized gains (losses) on investments	(11,132,168)
Net realized and unrealized gains (losses) on investments	(9,528,555)
Net decrease in net assets resulting from operations	$ (6,911,437)
The accompanying notes are an integral part of these consolidated financial statements.

28  |  Allspring Income Plus Fund

Consolidated statement of changes in net assets

	Six months ended March 31, 2022 (unaudited)		Year ended September 30, 2021
Operations
Net investment income		$ 2,617,118		$ 5,076,928
Net realized gains on investments		1,603,613		4,953,908
Net change in unrealized gains (losses) on investments		(11,132,168)		2,083,547
Net increase (decrease) in net assets resulting from operations		(6,911,437)		12,114,383
Distributions to shareholders from
Net investment income and net realized gains
Class A		(455,214)		(57,802)
Class C		(65,123)		(21,319)
Administrator Class		(328,927)		(56,511)
Institutional Class		(7,895,034)		(4,940,534)
Total distributions to shareholders		(8,744,298)		(5,076,166)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,508,447	14,799,684	312,028	3,153,696
Class C	52,988	515,573	85,947	870,666
Administrator Class	289,873	2,866,999	730,401	7,490,893
Institutional Class	3,993,592	38,671,087	6,012,484	59,960,463
		56,853,343		71,475,718
Reinvestment of distributions
Class A	46,860	452,496	5,655	56,840
Class C	6,683	65,123	2,110	21,319
Administrator Class	33,482	328,788	5,500	56,177
Institutional Class	809,463	7,840,581	484,051	4,849,200
		8,686,988		4,983,536
Payment for shares redeemed
Class A	(132,998)	(1,263,626)	(226,650)	(2,282,403)
Class C	(34,345)	(325,669)	(27,937)	(276,311)
Administrator Class	(797,727)	(7,782,665)	(32,590)	(332,582)
Institutional Class	(4,973,237)	(47,858,523)	(5,833,117)	(57,700,488)
		(57,230,483)		(60,591,784)
Net increase in net assets resulting from capital share transactions		8,309,848		15,867,470
Total increase (decrease) in net assets		(7,345,887)		22,905,687
Net assets
Beginning of period		174,977,123		152,071,436
End of period		$167,631,236		$174,977,123
The accompanying notes are an integral part of these consolidated financial statements.

Allspring Income Plus Fund  |  29

Consolidated financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Class A	Six months ended March 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$10.12	$9.64	$9.50	$9.43	$9.59	$9.25
Net investment income	0.13 [1]	0.27	0.29	0.34 [1]	0.31 [1]	0.33 [1]
Net realized and unrealized gains (losses) on investments	(0.51)	0.51	0.14	0.09	(0.16)	0.22
Total from investment operations	(0.38)	0.78	0.43	0.43	0.15	0.55
Distributions to shareholders from
Net investment income	(0.22)	(0.30)	(0.29)	(0.36)	(0.31)	(0.21)
Net realized gains	(0.25)	0.00	0.00	0.00	0.00	0.00
Total distributions to shareholders	(0.47)	(0.30)	(0.29)	(0.36)	(0.31)	(0.21)
Net asset value, end of period	$9.27	$10.12	$9.64	$9.50	$9.43	$9.59
Total return[2]	(3.92)%	8.18%	4.60%	4.66%	1.59%	6.05%
Ratios to average net assets (annualized)
Gross expenses	1.08%	1.07%	1.08%	1.09%	1.45%	1.78%
Net expenses	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment income	2.81%	3.00%	3.43%	3.65%	3.26%	3.47%
Supplemental data
Portfolio turnover rate	68%	128%	88%	116%	50%	65%
Net assets, end of period (000s omitted)	$15,621	$2,667	$1,662	$1,394	$1,266	$896

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these consolidated financial statements.

30  |  Allspring Income Plus Fund

Consolidated financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Class C	Six months ended March 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$10.16	$9.68	$9.49	$9.41	$9.57	$9.22
Net investment income	0.10 [1]	0.22	0.23	0.27	0.23	0.29
Payment from affiliate	0.00	0.00	0.07	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	(0.52)	0.49	0.12	0.10	(0.15)	0.18
Total from investment operations	(0.42)	0.71	0.42	0.37	0.08	0.47
Distributions to shareholders from
Net investment income	(0.18)	(0.23)	(0.23)	(0.29)	(0.24)	(0.12)
Net realized gains	(0.25)	0.00	0.00	0.00	0.00	0.00
Total distributions to shareholders	(0.43)	(0.23)	(0.23)	(0.29)	(0.24)	(0.12)
Net asset value, end of period	$9.31	$10.16	$9.68	$9.49	$9.41	$9.57
Total return[2]	(4.27)%	7.36%	4.45% [3]	4.00%	0.88%	5.20%
Ratios to average net assets (annualized)
Gross expenses	1.79%	1.82%	1.83%	1.84%	2.20%	2.59%
Net expenses	1.63%	1.65%	1.65%	1.65%	1.65%	1.65%
Net investment income	1.96%	2.23%	2.67%	2.92%	2.52%	2.80%
Supplemental data
Portfolio turnover rate	68%	128%	88%	116%	50%	65%
Net assets, end of period (000s omitted)	$1,417	$1,290	$647	$520	$517	$403

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]	During the year ended September 30, 2020, the Fund received a payment from an affiliate which had a 0.79% impact on the total return.
The accompanying notes are an integral part of these consolidated financial statements.

Allspring Income Plus Fund  |  31

Consolidated financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Administrator Class	Six months ended March 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$10.20	$9.71	$9.56	$9.46	$9.61	$9.29
Net investment income	0.13 [1]	0.29 [1]	0.34 [1]	0.36 [1]	0.33 [1]	0.34 [1]
Net realized and unrealized gains (losses) on investments	(0.52)	0.51	0.11	0.09	(0.16)	0.20
Total from investment operations	(0.39)	0.80	0.45	0.45	0.17	0.54
Distributions to shareholders from
Net investment income	(0.22)	(0.31)	(0.30)	(0.35)	(0.32)	(0.22)
Net realized gains	(0.25)	0.00	0.00	0.00	0.00	0.00
Total distributions to shareholders	(0.47)	(0.31)	(0.30)	(0.35)	(0.32)	(0.22)
Net asset value, end of period	$9.34	$10.20	$9.71	$9.56	$9.46	$9.61
Total return[2]	(4.00)%	8.31%	4.72%	4.83%	1.81%	5.91%
Ratios to average net assets (annualized)
Gross expenses	1.02%	1.00%	1.02%	1.08%	1.38%	1.72%
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	2.71%	2.83%	3.61%	3.80%	3.48%	3.64%
Supplemental data
Portfolio turnover rate	68%	128%	88%	116%	50%	65%
Net assets, end of period (000s omitted)	$2,176	$7,215	$40	$75	$5,471	$562

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these consolidated financial statements.

32  |  Allspring Income Plus Fund

Consolidated financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Institutional Class	Six months ended March 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$10.10	$9.63	$9.49	$9.42	$9.58	$9.24
Net investment income	0.14	0.33	0.36	0.37 [1]	0.34	0.35 [1]
Net realized and unrealized gains (losses) on investments	(0.51)	0.47	0.10	0.09	(0.16)	0.24
Total from investment operations	(0.37)	0.80	0.46	0.46	0.18	0.59
Distributions to shareholders from
Net investment income	(0.23)	(0.33)	(0.32)	(0.39)	(0.34)	(0.25)
Net realized gains	(0.25)	0.00	0.00	0.00	0.00	0.00
Total distributions to shareholders	(0.48)	(0.33)	(0.32)	(0.39)	(0.34)	(0.25)
Net asset value, end of period	$9.25	$10.10	$9.63	$9.49	$9.42	$9.58
Total return[2]	(3.80)%	8.43%	4.96%	5.00%	1.93%	6.43%
Ratios to average net assets (annualized)
Gross expenses	0.75%	0.74%	0.75%	0.75%	1.12%	1.40%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	2.96%	3.34%	3.72%	3.97%	3.54%	3.71%
Supplemental data
Portfolio turnover rate	68%	128%	88%	116%	50%	65%
Net assets, end of period (000s omitted)	$148,417	$163,806	$149,722	$153,414	$45,175	$45,862

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these consolidated financial statements.

Allspring Income Plus Fund  |  33

Notes to consolidated financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These consolidated financial statements report on the Allspring Income Plus Fund (the "Fund") which is a diversified series of the Trust.
Effective on November 1, 2021, the sale transaction of Wells Fargo Asset Management ("WFAM") by Wells Fargo & Company to GTCR LLC and Reverence Capital Partners, L.P. was closed. In connection with the closing of the transaction, WFAM became known as Allspring Global Investments (“Allspring”) and various entities that provided services to the Fund changed their names to "Allspring", including Allspring Funds Management, LLC, the investment manager to the Fund, Allspring Global Investments, LLC and Allspring Global Investments (UK) Limited, both registered investment advisers providing subadvisory services to certain funds, and Allspring Funds Distributor, LLC, the Fund's principal underwriter. Consummation of the transaction resulted in a new investment management agreement and subadvisory agreement which became effective on November 1, 2021.
2. INVESTMENT IN SUBSIDIARY
The Fund invests in Strategic Income Special Investment (Cayman) Ltd. (the “Subsidiary”), a wholly-owned subsidiary incorporated on July 11, 2019 under the laws of the Cayman Islands as an exempted segregated portfolio company with limited liability. As of March 31, 2022, the Subsidiary had $6,811,532 invested in swap contracts and cash equivalents and had $1,220,698 in cash segregated at the broker for the swap contracts which in the aggregate represented 100.62% of its net assets. The Fund is the sole shareholder of the Subsidiary. As of March 31, 2022, the Fund held $7,986,199 in the Subsidiary, representing 4.76% of the Fund’s net assets prior to consolidation.
The consolidated financial statements of the Fund include the financial results of its wholly-owned subsidiary. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary and the consolidated financial statements include the accounts of the Fund and the Subsidiary. Accordingly, all interfund balances and transactions between the Fund and the Subsidiary have been eliminated in consolidation.
3. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the consolidated financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management").
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee.
Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

34  |  Allspring Income Plus Fund

Notes to consolidated financial statements (unaudited)
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Consolidated Statement of Operations.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

Allspring Income Plus Fund  |  35

Notes to consolidated financial statements (unaudited)
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund's maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Consolidated Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Consolidated Statement of Operations.
Swap contracts
Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the over-the-counter market or centrally cleared (“centrally cleared swaps”) with a central clearinghouse.
The Fund entered into centrally cleared swaps. In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Upon entering into a centrally cleared swap, the Fund is required to deposit an initial margin with the broker in the form of cash or securities. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments and cash deposited is shown as cash segregated for centrally cleared swaps in the Consolidated Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). The variation margin is recorded as an unrealized gain (or loss) and shown as daily variation margin receivable (or payable) on centrally cleared swaps in the Consolidated Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are recorded as realized gains (losses) in the Consolidated Statement of Operations when the contract is closed.
Credit default swaps
The Fund may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).
The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Fund is the buyer of protection and a credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Fund is the seller of protection and a credit event occurs, the Fund will either pay the buyer an

36  |  Allspring Income Plus Fund

Notes to consolidated financial statements (unaudited)
amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.
By entering into credit default swap contracts, the Fund is exposed to credit risk. In addition, certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Dividend income is recognized on the ex-dividend date.
Income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income monthly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of March 31, 2022, the aggregate cost of all investments for federal income tax purposes was $172,530,375 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 2,700,040
Gross unrealized losses	(8,847,557)
Net unrealized losses	$(6,147,517)

Allspring Income Plus Fund  |  37

Notes to consolidated financial statements (unaudited)
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
4. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Asset-backed securities	$ 0	$ 14,280,175	$ 0	$ 14,280,175
Convertible debentures	0	2,430,650	0	2,430,650
Corporate bonds and notes	0	49,892,305	0	49,892,305
Foreign corporate bonds and notes	0	15,868,252	0	15,868,252
Foreign government bonds	0	7,758,499	0	7,758,499
Investment companies	3,409,875	0	0	3,409,875
Loans	0	6,781,340	941,983	7,723,323
Municipal obligations	0	146,686	0	146,686
Non-agency mortgage-backed securities	0	23,088,167	0	23,088,167
U.S. Treasury securities	9,493,056	0	0	9,493,056
Yankee corporate bonds and notes	0	17,056,416	0	17,056,416
Yankee government bonds	0	3,757,883	0	3,757,883
Short-term investments
Investment companies	11,747,699	0	0	11,747,699
	24,650,630	141,060,373	941,983	166,652,986
Forward foreign currency contracts	0	38,366	0	38,366
Futures contracts	773,296	0	0	773,296
Total assets	$25,423,926	$141,098,739	$941,983	$167,464,648
Liabilities
Forward foreign currency contracts	$ 0	$ 258,085	$ 0	$ 258,085
Futures contracts	655,698	0	0	655,698
Swap contracts	0	260,906	0	260,906
Total liabilities	$ 655,698	$ 518,991	$ 0	$ 1,174,689
Futures contracts, forward foreign currency contracts and swap contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Consolidated Portfolio of Investments. For futures

38  |  Allspring Income Plus Fund

Notes to consolidated financial statements (unaudited)
contracts and centrally cleared swap contracts, the current day’s variation margin is reported on the Consolidated Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Consolidated Portfolio of Investments.
For the six months ended March 31, 2022 the Fund had no material transfers into/out of Level 3.
5. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.525%
Next $500 million	0.500
Next $2 billion	0.475
Next $2 billion	0.450
Next $5 billion	0.415
Over $10 billion	0.405
For the six months ended March 31, 2022, the management fee was equivalent to an annual rate of 0.525% of the Fund’s average daily net assets.
The Subsidiary has entered into a separate advisory contract with Allspring Funds Management to manage the investment and reinvestment of its assets in conformity with its investment objectives and restrictions. Under this agreement, the Subsidiary does not pay Allspring Funds Management a fee for its services.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.16%
Class C	0.16
Administrator Class	0.10
Institutional Class	0.08

Allspring Income Plus Fund  |  39

Notes to consolidated financial statements (unaudited)
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through January 31, 2023 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. As of March 31, 2022, the contractual expense caps are as follows:
Expense ratio caps
Class A	0.90%
Class C	1.65
Administrator Class	0.75
Institutional Class	0.60
Distribution fee
The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate of 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended March 31, 2022, Allspring Funds Distributor received $211 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended March 31, 2022.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates, and to certain entities that were affiliates of the Fund until November 1, 2021.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
6. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the six months ended March 31, 2022 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$76,168,649	$40,995,096	$98,232,329	$23,845,357
As of March 31, 2022, the Fund had unfunded loan commitments of $716,927.
7. SECURITIES LENDING TRANSACTIONS
The Fund lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Fund and

40  |  Allspring Income Plus Fund

Notes to consolidated financial statements (unaudited)
the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Federal Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Allspring Funds Management and is subadvised by Allspring Investments. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser.
In the event of counterparty default or the failure of a borrower to return a loaned security, the Fund has the right to use the collateral to offset any losses incurred. As of March 31, 2022, the Fund had securities lending transactions with the following counterparties which are subject to offset:
Counterparty	Value of securities on loan	Collateral received[1]	Net amount
Bank of America Securities Incorporated	$387,549	$(387,549)	$0
Barclays Capital Incorporated	505,949	(505,949)	0
BNP Paribas Securities Corporation	618,774	(618,774)	0
Citigroup Global Markets Incorporated	922,449	(922,449)	0
Credit Suisse Securities (USA) LLC	190,610	(190,610)	0
UBS Securities LLC	188,206	(188,206)	0
1 Collateral received within this table is limited to the collateral for the net transaction with the counterparty.
8. DERIVATIVE TRANSACTIONS
During the six months ended March 31, 2022, the Fund entered into futures contracts for economic hedging purposes. The Fund also entered into forward foreign currency contracts for economic hedging purposes and entered into swap contracts as a substitute for taking a position in the underlying security or index to potentially enhance the Fund’s total return.
The volume of the Fund's derivative activity during the six months ended March 31, 2022 was as follows:
Futures contracts
Average notional balance on long futures	$32,653,311
Average notional balance on short futures	20,665,424
Forward foreign currency contracts
Average contract amounts to buy	$ 4,190,234
Average contract amounts to sell	27,947,454
Swap contracts
Average notional balance	$33,703,342
The Subsidiary's swap transactions may contain provisions for early termination in the event the net assets of the Subsidiary declines below specific levels identified by the counterparty. If these levels are triggered, the counterparty may terminate the transaction and seek payment or request full collateralization of the derivative transactions in net liability positions.
A summary of the location of derivative instruments on the financial statements by primary risk exposure is outlined in the following tables.

Allspring Income Plus Fund  |  41

Notes to consolidated financial statements (unaudited)
The fair value of derivative instruments as of March 31, 2022 by primary risk type was as follows for the Fund:
	Asset derivatives		Liability derivatives
	Consolidated Statement of Assets and Liabilities location	Fair value	Consolidated Statement of Assets and Liabilities location	Fair value
Interest rate risk	Unrealized gains on futures contracts	$ 773,296*	Unrealized losses on futures contracts	$ 655,698*
Foreign currency risk	Unrealized gains on forward foreign currency contracts	38,366	Unrealized losses on forward foreign currency contracts	258,085
Credit risk	Unrealized gains on swaps contracts	0*	Unrealized losses on swaps contracts	260,906*
		$811,662		$1,174,689
* Amount represents the cumulative unrealized gains (losses) as reported in the table following the Consolidated Portfolio of Investments. For futures contracts and centrally cleared swap contracts, only the current day's variation margin as of March 31, 2022 is reported separately on the Consolidated Statement of Assets and Liabilities.
The effect of derivative instruments on the Consolidated Statement of Operations for the six months ended March 31, 2022 was as follows:
	Amount of net realized gains (losses) on derivatives
	Forward foreign currency contracts	Futures contracts	Swap contracts	Total
Interest rate risk	$ 0	$ (147,823)	$ 0	$ (147,823)
Foreign currency risk	1,313,151	0	0	1,313,151
Credit risk	0	0	144,184	144,184
	$1,313,151	$(147,823)	$144,184	$1,309,512

	Net change in unrealized gains (losses) on derivatives
	Forward foreign currency contracts	Futures contracts	Swap contracts	Total
Interest rate risk	$ 0	$ (251,917)	$ 0	$ (251,917)
Foreign currency risk	(653,463)	0	0	(653,463)
Credit risk	0	0	(298,475)	(298,475)
	$(653,463)	$(251,917)	$(298,475)	$(1,203,855)
For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, are reported separately in the Consolidated Statement of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Consolidated Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Consolidated Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Consolidated Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, for OTC derivatives is as follows:

42  |  Allspring Income Plus Fund

Notes to consolidated financial statements (unaudited)
Counterparty	Gross amounts of assets in the Consolidated Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Citibank National Association	$ 132	$ (132)	$0	$0
Morgan Stanley Incorporated	38,234	(38,234)	0	0

Counterparty	Gross amounts of liabilities in the Consolidated Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged	Net amount of liabilities
Citibank National Association	$208,715	$ (132)	$0	$208,583
Morgan Stanley Incorporated	49,370	(38,234)	0	11,136
9. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight bank funding rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended March 31, 2022, there were no borrowings by the Fund under the agreement.
10. MARKET RISKS
Russia launched a large-scale invasion of Ukraine on February 24, 2022. As a result of this military action, the United States and many other countries have instituted various economic sanctions against Russian and Belarus individuals and entities. The situation has led to increased financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities, such as oil and natural gas. The extent and duration of the military action, resulting sanctions imposed, other punitive action taken and the resulting market disruptions cannot be easily predicted. As of March 31, 2022, the Fund held less than 0.01% of its total net assets in Russian securities.
11. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
12. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

Allspring Income Plus Fund  |  43

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

44  |  Allspring Income Plus Fund

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 138 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Allspring Income Plus Fund  |  45

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. McKnight Foundation Consultant, November 2020 to February 2021. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Consultant (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

46  |  Allspring Income Plus Fund

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President, Chief Executive Officer and Director of Allspring Funds Management, LLC since 2017 and co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, since 2019. Prior thereto, Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014. In addition, Mr. Owen was an Executive Vice President of Wells Fargo & Company from 2014 to 2021.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Kate McKinley (Born 1977)	Chief Legal Officer, since 2021	Chief Legal Officer of Allspring Global Investments since 2021. Prior thereto, held various roles at State Street Global Advisors beginning in 2010, including serving as Senior Vice President and General Counsel from 2019 to 2021, and Chief Operating Officer of the Institutional Client Group from 2016 - 2019. Prior to working at State Street Global Advisors served as Assistant General Counsel for Bank of America Corporation from 2005 to 2010 and as an Associate at WilmerHale from 2002 to 2005.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Income Plus Fund  |  47

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.
PAR-0522-00048 05-22
SA263/SAR263 03-22

Semi-Annual Report
March 31, 2022
Allspring International Bond Fund

The views expressed and any forward-looking statements are as of March 31, 2022, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring International Bond Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for Allspring International Bond Fund for the six-month period that ended March 31, 2022.  Global stocks and bonds broadly declined during a challenging period. Despite progress on a global economic recovery from COVID-19, persistently high inflation, concerns regarding anticipated tightening of central bank monetary policy, and turmoil caused by the Russian invasion of Ukraine all led to a retreat from financial market gains made earlier in 2021. Among major indexes, the U.S. large-cap-dominated S&P 500 Index was an exception in escaping a half-year loss.
For the six-month period, U.S. stocks, based on the S&P 500 Index,1 gained 5.92%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned -3.72%, while the MSCI EM Index (Net) (USD),3 trailed both developed market benchmarks with a return of -8.20%. The Bloomberg U.S. Aggregate Bond Index,4returned -5.92%, the Bloomberg Global Aggregate ex-USD Index (unhedged),5 returned -7.26%, the Bloomberg Municipal Bond Index6 returned -5.55%, and the ICE BofA U.S. High Yield Index,7 lost 3.89%.
Inflationary concerns and the Russian-Ukraine war caused markets to retreat.
Elevated inflation pressures and the ongoing global supply bottleneck continued in October, but strong corporate earnings provided a bright spot in the U.S., the eurozone, and many Asian countries. Government bond yields rose globally as central banks prepared to tighten monetary policy. Commodity prices continued to rise, driven by sharply higher energy costs.
In November, as COVID-19 hospitalizations rose, most major global asset classes declined. Two exceptions were U.S. investment-grade bonds and Treasury Inflation-Protected Securities. President Biden signed a long-awaited $550 billion infrastructure bill to upgrade U.S. roads, bridges, and railways. Meanwhile, the Consumer Price Index8, a measure of domestic inflation conditions, jumped to its highest level in 31 years. While the threat of consistently high inflation led the U.S. Federal Reserve (Fed) to discuss a faster pace of tapering, the Omicron strain created uncertainty. Commodities lost ground for the month, driven by sharp declines in oil prices (and energy costs in general) as well as precious metals.
“Elevated inflation pressures and the ongoing global supply bottleneck continued in October, but strong corporate earnings provided a bright spot in the U.S., the eurozone, and many Asian countries.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2022. ICE Data Indices, LLC. All rights reserved.
[8]	The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.

2  |  Allspring International Bond Fund

Letter to shareholders (unaudited)
Global volatility lessened in December as data indicated a lower risk of severe disease and death from the Omicron variant. Even so, several countries introduced restrictions on travel and hospitality, among other sectors, in an effort to reduce the spread. In the U.S., data indicated a stable economy overall, with robust corporate earnings. Consumer spending potential looked strong heading into 2022 on elevated household savings and the lowest household debt ratio since 1973. U.S. corporate and high-yield bonds had monthly gains while Treasuries declined. Bonds were strongly affected by the projection of three 25-basis-point (bp; 100 bps equal 1.00%) policy rate hikes in 2022 by senior Federal Open Market Committee members, up from previous projections of just one hike.
In January 2022, the main focus was on potential U.S. interest rate hikes and the Russia-Ukraine conflict. The Fed hinted that a March interest rate hike was likely. Meanwhile, Russia threatened a potential invasion of Ukraine, which could disrupt Russia’s massive energy supplies and drive demand from non-Russian oil-producing countries. Elsewhere overseas, Europe saw food and energy prices spike, leading to rising inflation. Within fixed income, corporate bonds struggled in January, underperforming government bonds, as investors focused on continued elevated inflation and ongoing uncertainty over the U.S. monetary path.
The Russian invasion of Ukraine dominated the financial world in February and March. Equity, bond, and commodities markets were shaken by fear, uncertainty, and an upending of demand-supply dynamics. Major global stock indexes were down in February, along with global bonds overall, with ongoing high levels of volatility in March along with mixed results that favored U.S. large-cap stocks. Prices of commodities spiked, including crude oil, natural gas, wheat, and precious metals, on elevated concerns of supply shortages. All of this fed already-high inflation concerns and added to expectations of more aggressive central bank interest rate hikes. Sweeping sanctions against Russia and corporate pullouts contributed to market volatility. Despite the geopolitical turmoil, the U.S. economic outlook remained largely unchanged, with a healthy job market and signs of economic resilience accompanying higher prices.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Information on transaction closing.
On November 1, 2021, GTCR LLC and Reverence Capital Partners, L.P. announced the beginning of Allspring Global Investments™ with the close of the transaction to acquire Wells Fargo Funds Management, LLC; Wells Capital Management LLC; Galliard Capital Management LLC.; Wells Fargo Asset Management (International) Ltd.; Wells Fargo Asset Management Luxembourg S.A.; and Wells Fargo Funds Distributor, LLC, as well as Wells Fargo Bank, N.A.’s business of acting as trustee to its collective investment trusts and all related Wells Fargo Asset Management legal entities. The transaction closed on November 1, 2021, forming Allspring Global Investments, a privately held asset management firm with $451 billion in AUM1 as of March 31, 2022.
“ The Russian invasion of Ukraine dominated the financial world in February and March. Equity, bond, and commodities markets were shaken by fear, uncertainty, and an upending of demand-supply dynamics.”

[1]	Figures are as of March 31, 2022, unless otherwise noted. Please note that the assets under management figures provided have been adjusted to eliminate any duplication of reporting among assets directed by multiple investment teams and includes $91.2B from Galliard Capital Management ($74.7B stable value; $16.5B fixed income), an investment advisor that is not part of the Allspring trade name/GIPS firm.

Allspring International Bond Fund  |  3

Letter to shareholders (unaudited)
For further information about your Fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
Allspring Global Investments™ is a leading independent asset management firm with a full breadth of investment capabilities across diverse asset classes, serving the needs of its institutional and wealth management clients around the world. Allspring operates across 18 offices globally supported by more than 480 investment professionals. Allspring and its investment teams provide a broad range of differentiated investment products and solutions to help its diverse range of clients meet their investment objectives.
As part of this transition, all mutual funds within the Wells Fargo Funds family were rebranded as Allspring Funds. Each individual fund had “Wells Fargo” removed from its fund name and replaced with “Allspring.” The fund name changes went into effect on December 6, 2021.
Allspring Global Investments™ is the trade name for the asset management firm of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds
Notice to Shareholders
Russia launched a large-scale invasion of Ukraine on February 24, 2022. As a result of this military action, the United States and many other countries have instituted various economic sanctions against Russian and Belarus individuals and entities. The situation has led to increased financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities, such as oil and natural gas. The extent and duration of the military action, resulting sanctions imposed, other punitive action taken and the resulting market disruptions cannot be easily predicted.
Our solidarity and support goes out to our impacted employees and the people affected in Ukraine and their families. Allspring has a dedicated team of investment professionals actively monitoring the situation for any new developments and the potential impact to our clients and investment products. As the situation remains fluid, we are focused on the assessment of risks, valuation, and liquidity of impacted securities. Please visit our website at allspringglobal.com and click on “Russia-Ukraine Portfolio Impacts” for further information.

4  |  Allspring International Bond Fund

This page is intentionally left blank.

Performance highlights (unaudited)
Investment objective	The Fund seeks total return, consisting of income and capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments (UK) Limited
Portfolio managers	Michael Lee, Henrietta Pacquement, CFA®‡†, Alex Perrin, Lauren van Biljon, CFA®‡

Average annual total returns (%) as of March 31, 2022
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (ESIYX)	9-30-2003	-16.62	-0.96	-1.06	-12.71	-0.04	-0.60	1.22	1.03
Class C (ESIVX)	9-30-2003	-14.39	-0.69	-1.30	-13.39	-0.69	-1.30	1.97	1.78
Class R6 (ESIRX)[3]	11-30-2012	–	–	–	-12.35	0.33	-0.22	0.84	0.65
Administrator Class (ESIDX)	7-30-2010	–	–	–	-12.55	0.15	-0.42	1.16	0.85
Institutional Class (ESICX)	12-15-1993	–	–	–	-12.37	0.30	-0.27	0.89	0.70
Bloomberg Global Aggregate ex-USD Index[4]	–	–	–	–	-7.89	1.27	0.06	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through January 31, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.03% for Class A, 1.78% for Class C, 0.65% for Class R6, 0.85% for Administrator Class, and 0.70% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.
[4]	The Bloomberg Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment grade fixed income markets excluding the U.S. dollar denominated debt market. You cannot invest directly in an index.
Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Securities issued by U.S. government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to high-yield securities risk and geographic risk. Consult the Fund’s prospectus for additional information on these and other risks.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.
†	Ms. Pacquement became a portfolio manager of the Fund on February 22, 2022.

6  |  Allspring International Bond Fund

Performance highlights (unaudited)
Ten largest holdings (%) as of March 31, 2022[1]
China Government Bond, 3.03%, 3-11-2026	8.54
Canada, 1.90%, 3-15-2031	4.72
Network Rail Infrastructure Finance plc, 4.75%, 11-29-2035	4.54
China Government Bond, 3.02%, 5-27-2031	4.34
Spain Bonos y Obligaciones del Estado, 1.25%, 10-31-2030	3.56
Italy Buoni Poliennali del Tesoro, 0.60%, 8-1-2031	3.43
Japan Bonds, 0.10%, 12-20-2031	3.01
Czech Republic Bonds , 1.75%, 6-23-2032	2.88
Australian Government , 2.75%, 11-21-2028	2.64
France, 0.00%, 11-25-2031	2.59
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.
Portfolio allocation as of March 31, 2022[1]
[1]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

Effective maturity distribution as of March 31, 2022[1]
[1]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

Allspring International Bond Fund  |  7

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2021 to March 31, 2022.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 10-1-2021	Ending account value 3-31-2022	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$ 885.24	$4.84	1.03%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	$5.19	1.03%
Class C
Actual	$1,000.00	$ 882.01	$8.35	1.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.06	$8.95	1.78%
Class R6
Actual	$1,000.00	$ 886.71	$3.06	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	$3.28	0.65%
Administrator Class
Actual	$1,000.00	$ 885.93	$4.00	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.69	$4.28	0.85%
Institutional Class
Actual	$1,000.00	$ 886.94	$3.29	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.44	$3.53	0.70%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 182 divided by 365 (to reflect the one-half-year period).

8  |  Allspring International Bond Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date		Principal	Value
Corporate bonds and notes: 4.10%
United States: 4.10%
American Tower Corporation (Real estate, Equity REITs)	3.80%	8-15-2029		$300,000	$ 298,540
Amgen Incorporated (Health care, Biotechnology)	3.00	2-22-2029		250,000	245,417
Anthem Incorporated (Health care, Health care providers & services)	2.55	3-15-2031		325,000	303,592
Bank of America Corporation (3 Month LIBOR +1.21%) (Financials, Banks) ±	3.97	2-7-2030		300,000	304,842
Berry Global Incorporated (Materials, Containers & packaging)	1.02	1-15-2025		275,000	293,227
BP Capital Markets America Incorporated (Energy, Oil, gas & consumable fuels)	1.75	8-10-2030		400,000	353,768
Broadcom Incorporated (Information technology, Semiconductors & semiconductor equipment) 144A	4.15	4-15-2032		150,000	149,672
Citigroup Incorporated (Financials, Banks)	3.20	10-21-2026		150,000	148,817
General Motors Financial Company Incorporated (Financials, Consumer finance)	3.10	1-12-2032		500,000	449,408
GSK Consumer Healthcare Company (Health care, Health care providers & services) 144A	3.63	3-24-2032		500,000	499,530
IQVIA Incorporated (Health care, Health care providers & services)	2.88	6-15-2028		225,000	239,572
Lowe's Companies Incorporated (Consumer discretionary, Specialty retail)	3.75	4-1-2032		250,000	252,750
Magallanes Incorporated (Communication services, Media) 144A	4.28	3-15-2032		350,000	351,557
Motorola Solutions Incorporated (Information technology, Communications equipment)	2.75	5-24-2031		500,000	452,391
T Mobile USA Incorporated (Communication services, Media)	3.88	4-15-2030		300,000	301,152
Thermo Fisher Scientific Incorporated (Health care, Life sciences tools & services)	1.13	10-18-2033		350,000	358,090
Verizon Communications Incorporated (Communication services, Diversified telecommunication services) 144A	2.36	3-15-2032		400,000	361,286
Total Corporate bonds and notes (Cost $5,658,065)					5,363,611
Foreign corporate bonds and notes: 12.22%
Belgium: 0.28%
Anheuser-Busch InBev SA (Consumer staples, Beverages)	2.88	4-2-2032	EUR	300,000	366,632
France: 0.32%
Altice France SA (Communication services, Diversified telecommunication services)	4.13	1-15-2029	EUR	200,000	200,231
SPCM SA (Materials, Chemicals)	2.00	2-1-2026	EUR	200,000	214,598
					414,829
Germany: 0.42%
Cheplapharm Arzneimittel (Health care, Pharmaceuticals)	4.38	1-15-2028	EUR	100,000	109,247
The accompanying notes are an integral part of these financial statements.

Allspring International Bond Fund  |  9

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date		Principal	Value
Germany: 0.42% (continued)
PCF GmBH (Materials, Paper & forest products)	4.75%	4-15-2026	EUR	200,000	$ 212,203
Rebecca Bidco (Consumer discretionary, Diversified consumer services)	5.75	7-15-2025	EUR	200,000	222,456
					543,906
Ireland: 0.08%
Smurfit Kappa Treasury Company (Materials, Paper & forest products)	1.50	9-15-2027	EUR	100,000	108,793
Italy: 0.55%
Brunello Bidco SpA (Information technology, Software)	3.50	2-15-2028	EUR	100,000	104,126
Gamma Bidco SpA (Industrials, Electrical equipment)	6.25	7-15-2025	EUR	200,000	223,186
Kedrion SpA (Health care, Biotechnology)	3.38	5-15-2026	EUR	150,000	162,874
Zoncolan Bidco SpA (Materials, Paper & forest products) 144A	4.88	10-21-2028	EUR	225,000	232,728
					722,914
Japan: 1.82%
Japan Expressway Holding and Debt Repayment Agency (Financials, Diversified financial services)	0.24	5-30-2036	JPY	300,000,000	2,383,727
Luxembourg: 1.94%
ContourGlobal Power Holdings SA (Utilities, Electric utilities)	2.75	1-1-2026	EUR	200,000	208,475
European Investment Bank (Financials, Banks) ¤	0.00	1-18-2033	JPY	290,000,000	2,223,854
PLT VII Finance (Financials, Diversified financial services)	4.63	1-5-2026	EUR	100,000	109,071
					2,541,400
Netherlands: 0.69%
American Medical systems Europe BV (Health care, Health care providers & services)	1.63	3-8-2031	EUR	300,000	323,070
United Group BV (Communication services, Media)	3.13	2-15-2026	EUR	225,000	231,814
VZ Vendor Financing BV (Financials, Diversified financial services)	2.88	1-15-2029	EUR	250,000	249,160
Ziggo Bond Company BV (Communication services, Media)	3.38	2-28-2030	EUR	100,000	97,627
					901,671
Spain: 0.08%
Aedas Homes Opco SLU (Real estate, Equity REITs)	4.00	8-15-2026	EUR	100,000	108,424
Sweden: 0.29%
Verisure Holding AB (Industrials, Commercial services & supplies)	3.25	2-15-2027	EUR	150,000	155,566
Verisure Holding AB (Industrials, Commercial services & supplies)	3.88	7-15-2026	EUR	200,000	215,719
					371,285
United Kingdom: 5.75%
AA Bond Company Limited (Consumer discretionary, Diversified consumer services)	6.50	1-31-2026	GBP	125,000	160,667
The accompanying notes are an integral part of these financial statements.

10  |  Allspring International Bond Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date		Principal	Value
United Kingdom: 5.75% (continued)
BCP Modular V Services Holding (Industrials, Lease Revenue) 144A	4.75%	11-30-2028	EUR	200,000	$ 211,724
Galaxy Bidco Limited (Financials, Insurance)	6.50	7-31-2026	GBP	200,000	258,132
INEOS Finance plc (Financials, Diversified financial services)	3.38	3-31-2026	EUR	200,000	216,281
INEOS Quattro Finance 2 plc (Financials, Diversified financial services)	2.50	1-15-2026	EUR	100,000	104,319
Network Rail Infrastructure Finance plc (Industrials, Transportation infrastructure)	4.75	11-29-2035	GBP	3,450,000	5,942,451
Pinewood Finance Company Limited (Financials, Diversified financial services)	3.25	9-30-2025	GBP	100,000	127,096
Playtech plc (Consumer discretionary, Hotels, restaurants & leisure)	3.75	10-12-2023	EUR	175,000	193,946
Virgin Media Secured Finance plc (Communication services, Media)	4.25	1-15-2030	GBP	250,000	300,908
					7,515,524
Total Foreign corporate bonds and notes (Cost $17,730,443)					15,979,105
Foreign government bonds: 80.59%
Australian Government	1.75	6-21-2051	AUD	4,300,000	2,308,507
Australian Government	2.75	11-21-2028	AUD	4,600,000	3,446,995
Brazil Government Bond	10.00	1-1-2023	BRL	1,500,000	309,706
Brazil Government Bond	10.00	1-1-2025	BRL	3,000,000	610,700
Brazil Government Bond	10.00	1-1-2029	BRL	2,075,000	407,805
Canada	0.50	12-1-2050	CAD	2,933,858	2,317,657
Canada	1.50	12-1-2031	CAD	1,450,000	1,070,575
Canada 144A	1.90	3-15-2031	CAD	8,350,000	6,172,114
China Government Bond	3.02	5-27-2031	CNY	35,600,000	5,676,716
China Government Bond	3.03	3-11-2026	CNY	69,700,000	11,170,304
Colombia	6.00	4-28-2028	COP	1,435,000,000	321,164
Czech Republic Bonds	0.25	2-10-2027	CZK	4,000,000	150,310
Czech Republic Bonds	1.75	6-23-2032	CZK	99,500,000	3,765,105
France ¤	0.00	11-25-2031	EUR	3,350,000	3,389,820
France ¤	0.00	5-25-2032	EUR	2,675,000	2,682,022
Hungary	1.50	4-22-2026	HUF	1,065,000,000	2,648,787
Hungary	1.50	8-26-2026	HUF	54,000,000	132,264
Hungary	2.25	4-20-2033	HUF	150,000,000	318,166
Indonesia	6.50	6-15-2025	IDR	7,300,000,000	529,239
Italy Buoni Poliennali del Tesoro ¤	0.00	4-1-2026	EUR	1,400,000	1,481,001
Italy Buoni Poliennali del Tesoro 144A	0.60	8-1-2031	EUR	4,575,000	4,478,409
Italy Buoni Poliennali del Tesoro	0.95	6-1-2032	EUR	3,000,000	2,992,125
Italy Buoni Poliennali del Tesoro 144A	1.50	4-30-2045	EUR	2,500,000	2,351,666
Japan Bonds	0.10	9-20-2031	JPY	210,000,000	1,708,894
Japan Bonds	0.10	12-20-2031	JPY	485,000,000	3,940,476
Korea Treasury Bond	1.88	6-10-2029	KRW	1,920,000,000	1,467,034
Korea Treasury Bond	2.38	12-10-2031	KRW	1,600,000,000	1,249,447
Malaysia Government Bond	3.90	11-30-2026	MYR	1,100,000	266,914
Mexico	5.75	3-5-2026	MXN	8,400,000	384,094
Mexico	8.00	11-7-2047	MXN	8,030,000	384,637
Mexico	8.50	5-31-2029	MXN	7,715,000	390,374
New South Wales	1.50	2-20-2032	AUD	2,400,000	1,536,014
New South Wales	3.00	5-20-2027	AUD	2,040,000	1,535,719
New Zealand Government Bond	1.50	5-15-2031	NZD	2,800,000	1,676,879
New Zealand Government Bond	3.50	4-14-2033	NZD	2,800,000	1,986,784
The accompanying notes are an integral part of these financial statements.

Allspring International Bond Fund  |  11

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date		Principal	Value
Foreign government bonds: 80.59% (continued)
Norway 144A	1.50%	2-19-2026	NOK	17,700,000	$ 1,935,380
Norway 144A	2.13	5-18-2032	NOK	17,250,000	1,884,522
Poland	0.25	10-25-2026	PLN	775,000	145,879
Poland	1.25	10-25-2030	PLN	16,025,000	2,808,165
Poland	1.75	4-25-2032	PLN	3,200,000	560,833
Poland	2.50	1-25-2023	PLN	1,000,000	233,441
Poland	2.75	10-25-2029	PLN	425,000	85,885
Queensland Treasury Corporation 144A	1.50	8-20-2032	AUD	2,500,000	1,585,275
Queensland Treasury Corporation 144A	2.75	8-20-2027	AUD	2,000,000	1,486,009
Republic of Peru	6.35	8-12-2028	PEN	600,000	162,611
Republic of South Africa	8.75	2-28-2048	ZAR	25,750,000	1,476,010
Republic of South Africa	8.75	2-28-2048	ZAR	8,035,000	460,573
Republic of South Africa	10.50	12-21-2026	ZAR	25,435,000	1,896,942
Romania	3.25	6-24-2026	RON	650,000	131,024
Romania	3.65	9-24-2031	RON	6,700,000	1,239,731
Romania	4.85	4-22-2026	RON	4,900,000	1,056,654
Romania	5.00	2-12-2029	RON	4,175,000	878,081
Russia	4.50	7-16-2025	RUB	296,800,000	109,588
Russia	6.50	2-28-2024	RUB	20,000,000	7,385
Spain Bonos y Obligaciones del Estado ¤	0.00	1-31-2026	EUR	1,150,000	1,238,654
Spain Bonos y Obligaciones del Estado 144A	1.25	10-31-2030	EUR	4,195,000	4,655,800
United Kingdom Gilt Bond	0.13	3-22-2051	GBP	918,179	2,176,344
United Kingdom Gilt Bond	0.88	7-31-2033	GBP	2,325,000	2,800,734
United Kingdom Gilt Bond	1.25	7-31-2051	GBP	950,000	1,099,097
Total Foreign government bonds (Cost $117,893,137)					105,373,040
U.S. Treasury securities: 0.96%
U.S. Treasury Note	1.88	2-15-2032		$1,300,000	1,248,406
Total U.S. Treasury securities (Cost $1,248,615)					1,248,406
Yankee corporate bonds and notes: 0.31%
France: 0.31%
Electricite de France SA (Utilities, Electric utilities)	4.50	9-21-2028		400,000	409,520
Total Yankee corporate bonds and notes (Cost $427,819)					409,520
Yankee government bonds: 0.32%
British Columbia	1.30	1-29-2031		475,000	424,330
Total Yankee government bonds (Cost $474,370)					424,330

		Yield	Shares
Short-term investments: 3.93%
Investment companies: 3.93%
Allspring Government Money Market Fund Select Class ♠∞		0.18	5,137,372	5,137,372
Total Short-term investments (Cost $5,137,372)				5,137,372
Total investments in securities (Cost $148,569,821)	102.43%			133,935,384
Other assets and liabilities, net	(2.43)			(3,176,577)
Total net assets	100.00%			$130,758,807

The accompanying notes are an integral part of these financial statements.

12  |  Allspring International Bond Fund

Portfolio of investments—March 31, 2022 (unaudited)

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AUD	Australian dollar
BRL	Brazilian real
CAD	Canadian dollar
CNY	China yuan
COP	Colombian peso
CZK	Czech Republic koruna
EUR	Euro
GBP	Great British pound
HUF	Hungarian forint
IDR	Indonesian rupiah
JPY	Japanese yen
KRW	Republic of Korea won
LIBOR	London Interbank Offered Rate
MXN	Mexican peso
MYR	Malaysian ringgit
NOK	Norwegian krone
NZD	New Zealand dollar
PEN	Peruvian sol
PLN	Polish zloty
REIT	Real estate investment trust
RON	Romanian lei
RUB	Russian ruble
ZAR	South African rand
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,463,638	$24,103,272	$(20,429,538)	$0	$0	$5,137,372	5,137,372	$330
The accompanying notes are an integral part of these financial statements.

Allspring International Bond Fund  |  13

Portfolio of investments—March 31, 2022 (unaudited)

Forward foreign currency contracts
Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
6,277,946 USD	8,700,000 AUD	State Street Bank & Trust Company	4-14-2022	$ 0	$ (232,977)
3,363,075 USD	75,800,000 CZK	State Street Bank & Trust Company	6-27-2022	0	(38,834)
155,287 USD	3,500,000 CZK	State Street Bank & Trust Company	6-27-2022	0	(1,793)
10,513,276 USD	69,000,000 DKK	State Street Bank & Trust Company	4-11-2022	249,856	0
39,300,000 DKK	5,986,920 USD	State Street Bank & Trust Company	4-11-2022	0	(141,233)
29,700,000 DKK	4,512,169 USD	State Street Bank & Trust Company	4-11-2022	0	(94,436)
18,580,000 EUR	21,020,817 USD	State Street Bank & Trust Company	4-12-2022	0	(462,175)
9,064,056 USD	8,000,000 EUR	State Street Bank & Trust Company	4-12-2022	212,111	0
972,467 USD	850,000 EUR	State Street Bank & Trust Company	4-12-2022	31,948	0
3,250,000 EUR	3,697,265 USD	State Street Bank & Trust Company	4-12-2022	0	(101,162)
3,806,327 USD	3,400,000 EUR	State Street Bank & Trust Company	4-12-2022	44,251	0
2,802,895 USD	3,825,000 AUD	State Street Bank & Trust Company	4-14-2022	0	(59,666)
2,250,000 EUR	2,453,015 USD	State Street Bank & Trust Company	4-12-2022	36,594	0
2,925,000 EUR	3,188,864 USD	State Street Bank & Trust Company	4-12-2022	47,628	0
3,350,000 EUR	3,679,241 USD	State Street Bank & Trust Company	4-12-2022	27,511	0
1,100,000 EUR	1,209,263 USD	State Street Bank & Trust Company	4-12-2022	7,879	0
9,242,490 USD	6,825,000 GBP	State Street Bank & Trust Company	4-12-2022	277,455	0
3,252,194 USD	2,400,000 GBP	State Street Bank & Trust Company	4-12-2022	99,654	0
5,000,000 GBP	6,579,820 USD	State Street Bank & Trust Company	4-12-2022	0	(12,028)
200,000 GBP	261,639 USD	State Street Bank & Trust Company	4-12-2022	1,072	0
3,150,936 USD	2,400,000 GBP	State Street Bank & Trust Company	4-12-2022	0	(1,604)
1,400,000 GBP	1,841,428 USD	State Street Bank & Trust Company	4-13-2022	0	(2,457)
575,000 AUD	430,954 USD	State Street Bank & Trust Company	4-14-2022	0	(634)
167,652 USD	53,000,000 HUF	State Street Bank & Trust Company	4-11-2022	8,205	0
2,422,487 USD	870,000,000 HUF	State Street Bank & Trust Company	4-11-2022	0	(194,846)
2,176,000,000 JPY	19,005,545 USD	State Street Bank & Trust Company	5-31-2022	0	(1,107,843)
150,000,000 JPY	1,232,162 USD	State Street Bank & Trust Company	5-31-2022	1,595	0
The accompanying notes are an integral part of these financial statements.

14  |  Allspring International Bond Fund

Portfolio of investments—March 31, 2022 (unaudited)

Forward foreign currency contracts (continued)
Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
434,200 USD	8,950,000 MXN	State Street Bank & Trust Company	6-27-2022	$ 0	$ (9,107)
2,160,000 MYR	512,760 USD	State Street Bank & Trust Company	4-21-2022	651	0
3,879,703 USD	34,675,000 NOK	State Street Bank & Trust Company	6-13-2022	0	(57,016)
1,200,000 NOK	138,504 USD	State Street Bank & Trust Company	6-13-2022	0	(2,266)
3,788,828 USD	5,540,000 NZD	State Street Bank & Trust Company	4-14-2022	0	(50,236)
200,000 NZD	138,756 USD	State Street Bank & Trust Company	4-14-2022	0	(162)
89,033 USD	500,000 BRL	State Street Bank & Trust Company	4-26-2022	0	(15,341)
63,463 USD	350,000 BRL	State Street Bank & Trust Company	4-26-2022	0	(9,598)
94,280 USD	450,000 BRL	State Street Bank & Trust Company	4-26-2022	344	0
3,504,746 USD	4,450,000 CAD	State Street Bank & Trust Company	6-14-2022	0	(54,177)
860,000 CAD	687,291 USD	State Street Bank & Trust Company	6-14-2022	500	0
2,400,000 CNY	374,561 USD	State Street Bank & Trust Company	5-10-2022	2,992	0
2,908,276 USD	13,275,000 PLN	State Street Bank & Trust Company	6-10-2022	0	(230,507)
13,275,000 PLN	3,136,667 USD	State Street Bank & Trust Company	6-10-2022	2,116	0
433,509 USD	33,900,000 RUB	State Street Bank & Trust Company	4-20-2022	23,182	0
14,900,000 RUB	192,246 USD	State Street Bank & Trust Company	4-20-2022	0	(11,895)
19,000,000 RUB	187,192 USD	State Street Bank & Trust Company	4-20-2022	42,785	0
18,900,000 THB	573,525 USD	State Street Bank & Trust Company	4-28-2022	0	(5,057)
1,300,000 TRY	90,750 USD	State Street Bank & Trust Company	4-28-2022	0	(3,815)
2,749,538 USD	42,300,000 ZAR	State Street Bank & Trust Company	4-28-2022	0	(136,387)
406,256 USD	6,250,000 ZAR	State Street Bank & Trust Company	4-28-2022	0	(20,152)
				$1,118,329	$(3,057,404)
The accompanying notes are an integral part of these financial statements.

Allspring International Bond Fund  |  15

Statement of assets and liabilities—March 31, 2022 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $143,432,449)	$ 128,798,012
Investments in affiliated securities, at value (cost $5,137,372)	5,137,372
Foreign currency, at value (cost $351,065)	349,875
Unrealized gains on forward foreign currency contracts	1,118,329
Receivable for interest	908,073
Receivable for Fund shares sold	186,827
Prepaid expenses and other assets	93,280
Total assets	136,591,768
Liabilities
Unrealized losses on forward foreign currency contracts	3,057,404
Payable for investments purchased	2,650,977
Payable for Fund shares redeemed	44,984
Management fee payable	41,076
Administration fees payable	9,701
Trustees’ fees and expenses payable	2,062
Distribution fee payable	148
Accrued expenses and other liabilities	26,609
Total liabilities	5,832,961
Total net assets	$130,758,807
Net assets consist of
Paid-in capital	$ 154,209,556
Total distributable loss	(23,450,749)
Total net assets	$130,758,807
Computation of net asset value and offering price per share
Net assets – Class A	$ 6,298,341
Shares outstanding – Class A1	656,215
Net asset value per share – Class A	$9.60
Maximum offering price per share – Class A2	$10.05
Net assets – Class C	$ 234,682
Shares outstanding – Class C1	25,735
Net asset value per share – Class C	$9.12
Net assets – Class R6	$ 2,562,648
Shares outstanding – Class R6[1]	260,167
Net asset value per share – Class R6	$9.85
Net assets – Administrator Class	$ 34,763,471
Shares outstanding – Administrator Class[1]	3,580,496
Net asset value per share – Administrator Class	$9.71
Net assets – Institutional Class	$ 86,899,665
Shares outstanding – Institutional Class[1]	8,861,447
Net asset value per share – Institutional Class	$9.81
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

16  |  Allspring International Bond Fund

Statement of operations—six months ended March 31, 2022 (unaudited)

Investment income
Interest (net of foreign withholding taxes of $7,511)	$ 1,675,643
Income from affiliated securities	330
Total investment income	1,675,973
Expenses
Management fee	415,992
Administration fees
Class A	6,182
Class C	206
Class R6	442
Administrator Class	18,759
Institutional Class	36,085
Shareholder servicing fees
Class A	9,655
Class C	319
Administrator Class	46,898
Distribution fee
Class C	956
Custody and accounting fees	17,639
Professional fees	32,039
Registration fees	41,158
Shareholder report expenses	23,114
Trustees’ fees and expenses	10,684
Other fees and expenses	10,318
Total expenses	670,446
Less: Fee waivers and/or expense reimbursements
Fund-level	(119,676)
Class A	(36)
Administrator Class	(23,909)
Net expenses	526,825
Net investment income	1,149,148
Realized and unrealized gains (losses) on investments
Net realized losses on
Unaffiliated securities	(3,838,740)
Forward foreign currency contracts	(1,011,529)
Net realized losses on investments	(4,850,269)
Net change in unrealized gains (losses) on
Unaffiliated securities (net of deferred foreign capital gain tax refund of $(1,365))	(10,791,113)
Forward foreign currency contracts	(1,717,138)
Net change in unrealized gains (losses) on investments	(12,508,251)
Net realized and unrealized gains (losses) on investments	(17,358,520)
Net decrease in net assets resulting from operations	$(16,209,372)
The accompanying notes are an integral part of these financial statements.

Allspring International Bond Fund  |  17

Statement of changes in net assets

	Six months ended March 31, 2022 (unaudited)		Year ended September 30, 2021
Operations
Net investment income		$ 1,149,148		$ 1,647,142
Net realized gains (losses) on investments		(4,850,269)		1,935,771
Net change in unrealized gains (losses) on investments		(12,508,251)		(6,007,801)
Net decrease in net assets resulting from operations		(16,209,372)		(2,424,888)
Distributions to shareholders from
Net investment income and net realized gains
Class A		(10,524)		(63,228)
Class R6		(9,965)		(37,383)
Administrator Class		(67,210)		(249,475)
Institutional Class		(245,781)		(768,614)
Tax basis return of capital
Class A		0		(12,789)
Class R6		0		(5,780)
Administrator Class		0		(54,442)
Institutional Class		0		(190,437)
Total distributions to shareholders		(333,480)		(1,382,148)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	18,198	190,675	114,005	1,290,909
Class C	298	2,951	2,291	24,570
Class R6	86,730	952,587	468	5,399
Administrator Class	296,328	3,112,496	824,508	9,449,557
Institutional Class	1,553,271	16,235,193	4,402,502	50,976,013
		20,493,902		61,746,448
Reinvestment of distributions
Class A	930	9,909	6,553	72,767
Class R6	300	3,281	1,278	14,677
Administrator Class	4,433	47,744	18,773	210,813
Institutional Class	21,939	238,697	82,329	935,208
		299,631		1,233,465
Payment for shares redeemed
Class A	(329,082)	(3,524,868)	(168,968)	(1,906,557)
Class C	(592)	(5,991)	(42,961)	(456,314)
Class R6	(66,400)	(689,121)	(292,184)	(3,364,244)
Administrator Class	(299,582)	(3,215,344)	(323,132)	(3,696,482)
Institutional Class	(1,005,843)	(10,740,132)	(1,255,497)	(14,512,169)
		(18,175,456)		(23,935,766)
Net increase in net assets resulting from capital share transactions		2,618,077		39,044,147
Total increase (decrease) in net assets		(13,924,775)		35,237,111
Net assets
Beginning of period		144,683,582		109,446,471
End of period		$130,758,807		$144,683,582
The accompanying notes are an integral part of these financial statements.

18  |  Allspring International Bond Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Class A	Six months ended March 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$10.86	$11.08	$10.45	$9.69	$10.31	$10.77
Net investment income	0.07 [1]	0.10 [1]	0.18 [1]	0.32 [1]	0.27 [1]	0.26 [1]
Payment from affiliate	0.00	0.00	0.00 [2]	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	(1.31)	(0.24)	0.45	0.44	(0.89)	(0.57)
Total from investment operations	(1.24)	(0.14)	0.63	0.76	(0.62)	(0.31)
Distributions to shareholders from
Net investment income	(0.02)	(0.07)	0.00	0.00	0.00	0.00
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.15)
Tax basis return of capital	0.00	(0.01)	0.00	0.00	0.00	0.00
Total distributions to shareholders	(0.02)	(0.08)	0.00	0.00	0.00	(0.15)
Net asset value, end of period	$9.60	$10.86	$11.08	$10.45	$9.69	$10.31
Total return[3]	(11.48)%	(1.30)%	6.03% [4]	7.84%	(6.01)%	(2.78)%
Ratios to average net assets (annualized)
Gross expenses	1.20%	1.22%	1.50%	1.30%	1.08%	1.03%
Net expenses	1.03%	1.03%	1.03%	1.03%	1.03%	1.03%
Net investment income	1.38%	0.90%	1.68%	3.21%	2.75%	2.61%
Supplemental data
Portfolio turnover rate	50%	77%	158%	129%	99%	68%
Net assets, end of period (000s omitted)	$6,298	$10,492	$11,237	$12,329	$44,519	$69,885

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[4]	During the year ended September 30, 2020, the Fund received a payment from an affiliate that had an impact of less than 0.005% on total return.
The accompanying notes are an integral part of these financial statements.

Allspring International Bond Fund  |  19

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Class C	Six months ended March 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$10.34	$10.56	$9.98	$9.32	$10.00	$10.52
Net investment income	0.03 [1]	0.02 [1]	0.09 [1]	0.24 [1]	0.19 [1]	0.18 [1]
Payment from affiliate	0.00	0.00	0.06	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	(1.25)	(0.24)	0.43	0.42	(0.87)	(0.55)
Total from investment operations	(1.22)	(0.22)	0.58	0.66	(0.68)	(0.37)
Distributions to shareholders from
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.15)
Net asset value, end of period	$9.12	$10.34	$10.56	$9.98	$9.32	$10.00
Total return[2]	(11.80)%	(2.08)%	5.81% [3]	7.08%	(6.80)%	(3.43)%
Ratios to average net assets (annualized)
Gross expenses	1.95%	1.98%	2.25%	2.04%	1.83%	1.78%
Net expenses	1.78%	1.78%	1.78%	1.78%	1.78%	1.78%
Net investment income	0.64%	0.16%	0.94%	2.51%	2.00%	1.88%
Supplemental data
Portfolio turnover rate	50%	77%	158%	129%	99%	68%
Net assets, end of period (000s omitted)	$235	$269	$704	$1,027	$2,652	$3,493

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]	During the year ended September 30, 2020, the Fund received a payment from an affiliate which had a 0.58% impact on the total return.
The accompanying notes are an integral part of these financial statements.

20  |  Allspring International Bond Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Class R6	Six months ended March 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$11.14	$11.36	$10.68	$9.86	$10.45	$10.88
Net investment income	0.10 [1]	0.15 [1]	0.23 [1]	0.37 [1]	0.31 [1]	0.30 [1]
Net realized and unrealized gains (losses) on investments	(1.36)	(0.25)	0.45	0.45	(0.90)	(0.58)
Total from investment operations	(1.26)	(0.10)	0.68	0.82	(0.59)	(0.28)
Distributions to shareholders from
Net investment income	(0.03)	(0.11)	0.00	0.00	0.00	0.00
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.15)
Tax basis return of capital	0.00	(0.01)	0.00	0.00	0.00	0.00
Total distributions to shareholders	(0.03)	(0.12)	0.00	0.00	0.00	(0.15)
Net asset value, end of period	$9.85	$11.14	$11.36	$10.68	$9.86	$10.45
Total return[2]	(11.33)%	(0.89)%	6.37%	8.32%	(5.65)%	(2.48)%
Ratios to average net assets (annualized)
Gross expenses	0.82%	0.85%	1.13%	0.90%	0.72%	0.65%
Net expenses	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income	1.77%	1.27%	2.08%	3.68%	3.18%	3.01%
Supplemental data
Portfolio turnover rate	50%	77%	158%	129%	99%	68%
Net assets, end of period (000s omitted)	$2,563	$2,668	$6,020	$8,979	$49,749	$30,876

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring International Bond Fund  |  21

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Administrator Class	Six months ended March 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$10.98	$11.19	$10.53	$9.75	$10.36	$10.80
Net investment income	0.08 [1]	0.12 [1]	0.20 [1]	0.34 [1]	0.29 [1]	0.28 [1]
Net realized and unrealized gains (losses) on investments	(1.33)	(0.24)	0.46	0.44	(0.90)	(0.57)
Total from investment operations	(1.25)	(0.12)	0.66	0.78	(0.61)	(0.29)
Distributions to shareholders from
Net investment income	(0.02)	(0.07)	0.00	0.00	0.00	0.00
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.15)
Tax basis return of capital	0.00	(0.02)	0.00	0.00	0.00	0.00
Total distributions to shareholders	(0.02)	(0.09)	0.00	0.00	0.00	(0.15)
Net asset value, end of period	$9.71	$10.98	$11.19	$10.53	$9.75	$10.36
Total return[2]	(11.41)%	(1.11)%	6.27%	8.00%	(5.89)%	(2.59)%
Ratios to average net assets (annualized)
Gross expenses	1.14%	1.16%	1.44%	1.24%	1.01%	0.97%
Net expenses	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Net investment income	1.57%	1.09%	1.87%	3.37%	2.93%	2.80%
Supplemental data
Portfolio turnover rate	50%	77%	158%	129%	99%	68%
Net assets, end of period (000s omitted)	$34,763	$39,296	$34,221	$18,213	$27,911	$41,045

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

22  |  Allspring International Bond Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Institutional Class	Six months ended March 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$11.09	$11.31	$10.64	$9.83	$10.43	$10.86
Net investment income	0.09 [1]	0.14 [1]	0.22 [1]	0.37 [1]	0.31 [1]	0.29 [1]
Net realized and unrealized gains (losses) on investments	(1.34)	(0.24)	0.45	0.44	(0.91)	(0.57)
Total from investment operations	(1.25)	(0.10)	0.67	0.81	(0.60)	(0.28)
Distributions to shareholders from
Net investment income	(0.03)	(0.09)	0.00	0.00	0.00	0.00
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.15)
Tax basis return of capital	0.00	(0.03)	0.00	0.00	0.00	0.00
Total distributions to shareholders	(0.03)	(0.12)	0.00	0.00	0.00	(0.15)
Net asset value, end of period	$9.81	$11.09	$11.31	$10.64	$9.83	$10.43
Total return[2]	(11.31)%	(0.93)%	6.30%	8.24%	(5.75)%	(2.48)%
Ratios to average net assets (annualized)
Gross expenses	0.87%	0.89%	1.17%	0.95%	0.74%	0.70%
Net expenses	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income	1.72%	1.23%	2.04%	3.61%	3.06%	2.96%
Supplemental data
Portfolio turnover rate	50%	77%	158%	129%	99%	68%
Net assets, end of period (000s omitted)	$86,900	$91,959	$57,264	$77,727	$245,633	$443,888

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring International Bond Fund  |  23

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring International Bond Fund (the "Fund") which is a diversified series of the Trust.
Effective on November 1, 2021, the sale transaction of Wells Fargo Asset Management ("WFAM") by Wells Fargo & Company to GTCR LLC and Reverence Capital Partners, L.P. was closed. In connection with the closing of the transaction, WFAM became known as Allspring Global Investments (“Allspring”) and various entities that provided services to the Fund changed their names to "Allspring", including Allspring Funds Management, LLC, the investment manager to the Fund, Allspring Global Investments, LLC and Allspring Global Investments (UK) Limited, both registered investment advisers providing subadvisory services to certain funds, and Allspring Funds Distributor, LLC, the Fund's principal underwriter. Consummation of the transaction resulted in a new investment management agreement and subadvisory agreement which became effective on November 1, 2021.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management").
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and

24  |  Allspring International Bond Fund

Notes to financial statements (unaudited)
the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund's maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Interest income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income quarterly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of March 31, 2022, the aggregate cost of all investments for federal income tax purposes was $148,044,616 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 2,346,504
Gross unrealized losses	(18,394,811)
Net unrealized losses	$(16,048,307)
As of September 30, 2021, the Fund had capital loss carryforwards which consisted of $763,237 in short-term capital losses and $2,386,946 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

Allspring International Bond Fund  |  25

Notes to financial statements (unaudited)
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Corporate bonds and notes	$ 0	$ 5,363,611	$0	$ 5,363,611
Foreign corporate bonds and notes	0	15,979,105	0	15,979,105
Foreign government bonds	0	105,373,040	0	105,373,040
U.S. Treasury securities	1,248,406	0	0	1,248,406
Yankee corporate bonds and notes	0	409,520	0	409,520
Yankee government bonds	0	424,330	0	424,330
Short-term investments
Investment companies	5,137,372	0	0	5,137,372
	6,385,778	127,549,606	0	133,935,384
Forward foreign currency contracts	0	1,118,329	0	1,118,329
Total assets	$6,385,778	$128,667,935	$0	$135,053,713
Liabilities
Forward foreign currency contracts	$ 0	$ 3,057,404	$0	$ 3,057,404
Total liabilities	$ 0	$ 3,057,404	$0	$ 3,057,404
Forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended March 31, 2022, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection

26  |  Allspring International Bond Fund

Notes to financial statements (unaudited)
with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.600%
Next $500 million	0.575
Next $2 billion	0.550
Next $2 billion	0.525
Next $5 billion	0.490
Over $10 billion	0.480
For the six months ended March 31, 2022, the management fee was equivalent to an annual rate of 0.60% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments (UK) Limited, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.16%
Class C	0.16
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through January 31, 2023 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. As of March 31, 2022, the contractual expense caps are as follows:

Allspring International Bond Fund  |  27

Notes to financial statements (unaudited)
Expense ratio caps
Class A	1.03%
Class C	1.78
Class R6	0.65
Administrator Class	0.85
Institutional Class	0.70
Distribution fee
The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate of 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended March 31, 2022, Allspring Funds Distributor received $80 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended March 31, 2022.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates, and to certain entities that were affiliates of the Fund until November 1, 2021.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the six months ended March 31, 2022 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$1,248,615	$68,388,285	$970,387	$67,171,814
6. DERIVATIVE TRANSACTIONS
During the six months ended March 31, 2022, the Fund entered into forward foreign currency contracts for economic hedging purposes. The Fund had average contract amounts of $58,925,226 in forward foreign currency contracts to buy and $50,722,194 in forward foreign currency contracts to sell during the six months ended March 31, 2022.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of

28  |  Allspring International Bond Fund

Notes to financial statements (unaudited)
default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, for OTC derivatives is as follows:
Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
State Street Bank & Trust Company	$1,118,329	$(1,118,329)	$0	$0

Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged	Net amount of liabilities
State Street Bank & Trust Company	$3,057,404	$(1,118,329)	$0	$1,939,075
7. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight bank funding rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended March 31, 2022, there were no borrowings by the Fund under the agreement.
8. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

Allspring International Bond Fund  |  29

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

30  |  Allspring International Bond Fund

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 138 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Allspring International Bond Fund  |  31

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. McKnight Foundation Consultant, November 2020 to February 2021. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Consultant (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

32  |  Allspring International Bond Fund

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President, Chief Executive Officer and Director of Allspring Funds Management, LLC since 2017 and co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, since 2019. Prior thereto, Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014. In addition, Mr. Owen was an Executive Vice President of Wells Fargo & Company from 2014 to 2021.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Kate McKinley (Born 1977)	Chief Legal Officer, since 2021	Chief Legal Officer of Allspring Global Investments since 2021. Prior thereto, held various roles at State Street Global Advisors beginning in 2010, including serving as Senior Vice President and General Counsel from 2019 to 2021, and Chief Operating Officer of the Institutional Client Group from 2016 - 2019. Prior to working at State Street Global Advisors served as Assistant General Counsel for Bank of America Corporation from 2005 to 2010 and as an Associate at WilmerHale from 2002 to 2005.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring International Bond Fund  |  33

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.
PAR-0522-00047 05-22
SA235/SAR235 03-22

ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

A Portfolio of Investments for each series of Allspring Funds Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Allspring Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the most recent fiscal half-year of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. EXHIBITS

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date: May 25, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date: May 25, 2022

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer

Date: May 25, 2022